    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 17, 1996
                                                      REGISTRATION NOS.: 2-82510
                                                                        811-3692
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                        POST-EFFECTIVE AMENDMENT NO. 20                      /X/

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

                                AMENDMENT NO. 21                             /X/

                            ------------------------

                     DEAN WITTER VARIABLE INVESTMENT SERIES

                        (A MASSACHUSETTS BUSINESS TRUST)

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                              SHELDON CURTIS, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this
                                 Post-Effective
                          Amendment becomes effective

                            ------------------------

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
        ___ immediately upon filing pursuant to paragraph (b)
        ___ on (date) pursuant to paragraph (b)
        ___ 60 days after filing pursuant to paragraph (a)
        _X_ on December 31, 1996 pursuant to paragraph (a) of rule 485

    THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO SECTION (A)(1) OF RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE REGISTRANT FILED THE RULE 24F-2 NOTICE FOR ITS FISCAL YEAR ENDED DECEMBER 31, 1995 WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 29, 1996.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     DEAN WITTER VARIABLE INVESTMENT SERIES

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

ITEM                                                                           CAPTION
----------------------------------------------  ---------------------------------------------------------------------
PART A                                                                       PROSPECTUS
 1.  .........................................  Cover Page
 2.  .........................................  Prospectus Summary
 3.  .........................................  Financial Highlights
 4.  .........................................  Investment Objectives and Policies; The Fund and its Management;
                                                 Cover Page; Investment Restrictions; Prospectus Summary
 5.  .........................................  The Fund and Its Management; Investment Objectives and Policies
 6.  .........................................  Dividends, Distributions and Taxes; Additional Information
 7.  .........................................  Purchase of Fund Shares; Prospectus Summary
 8.  .........................................  Redemption of Fund Shares
 9.  .........................................  Not Applicable

PART B                                                           STATEMENT OF ADDITIONAL INFORMATION
10.  .........................................  Cover Page
11.  .........................................  Table of Contents
12.  .........................................  The Fund and its Management
13.  .........................................  Investment Practices and Policies; Investment Restrictions; Portfolio
                                                 Transactions and Brokerage
14.  .........................................  The Fund and its Management; Trustees and Officers
15.  .........................................  The Fund and its Management; Trustees and Officers
16.  .........................................  The Fund and its Management; Custodian and Transfer Agent;
                                                 Independent Accountants
17.  .........................................  Portfolio Transactions and Brokerage
18.  .........................................  Description of Shares of the Fund
19.  .........................................  Purchase and Redemption of Fund Shares; Financial Statements
20.  .........................................  Dividends, Distributions and Taxes; Financial Statements
21.  .........................................  Purchase and Redemption of Fund Shares
22.  .........................................  Performance Information
23.  .........................................  Experts; Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                       PROSPECTUS DATED DECEMBER 31, 1996

                     DEAN WITTER VARIABLE INVESTMENT SERIES
                TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048
                        (212) 392-2550 OR (800) 869-NEWS


    Dean Witter Variable Investment Series (the "Fund") is an open-end diversified management investment company which is intended to provide a broad range of investment alternatives with its thirteen separate Portfolios, each of which has distinct investment objectives and policies.


    - THE MONEY MARKET PORTFOLIO
    - THE QUALITY INCOME PLUS PORTFOLIO
    - THE HIGH YIELD PORTFOLIO
    - THE UTILITIES PORTFOLIO

    - THE INCOME BUILDER PORTFOLIO

    - THE DIVIDEND GROWTH PORTFOLIO
    - THE CAPITAL GROWTH PORTFOLIO
    - THE GLOBAL DIVIDEND GROWTH PORTFOLIO
    - THE EUROPEAN GROWTH PORTFOLIO
    - THE PACIFIC GROWTH PORTFOLIO

    - THE CAPITAL APPRECIATION PORTFOLIO

    - THE EQUITY PORTFOLIO
    - THE STRATEGIST PORTFOLIO

    There can be no assurance that the investment objectives of the Portfolios will be achieved. SEE "Prospectus Summary" and "Investment Objectives and Policies."

    AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    INVESTORS IN THE HIGH YIELD PORTFOLIO SHOULD CAREFULLY CONSIDER THE RELATIVE RISKS OF INVESTING IN HIGH YIELD SECURITIES, WHICH ARE COMMONLY KNOWN AS JUNK BONDS. BONDS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. INVESTORS IN THE HIGH YIELD PORTFOLIO SHOULD ALSO BE COGNIZANT OF THE FACT THAT SUCH SECURITIES ARE NOT GENERALLY MEANT FOR SHORT-TERM INVESTING AND SHOULD ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE HIGH YIELD PORTFOLIO.

    SHARES OF THE PORTFOLIOS OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

    Currently, the shares of the Fund will be sold only to (1) Northbrook Life Insurance Company ("Northbrook") to fund the benefits under certain flexible premium variable annuity contracts and certain flexible premium variable life insurance contracts it issues, to (2) Allstate Life Insurance Company of New York ("Allstate New York") to fund the benefits under certain flexible premium deferred variable annuity contracts it issues, to (3) Glenbrook Life and Annuity Company ("Glenbrook") to fund the benefits under certain flexible premium deferred variable annuity contracts and certain flexible premium variable life insurance contracts it issues, and to (4) Paragon Life Insurance Company ("Paragon") to fund the benefits under certain flexible premium variable life insurance contracts it issues in connection with an employer-sponsored insurance program offered only to certain employees of Dean Witter, Discover & Co., the parent company of the Fund's Investment Manager. The variable annuity contracts issued by Northbrook, Allstate New York and Glenbrook are sometimes referred to as the "Variable Annuity Contracts," the variable life insurance contracts issued by Northbrook, Glenbrook and Paragon are sometimes referred to as the "Variable Life Contracts," and the Variable Annuity Contracts and the Variable Life Contracts are sometimes referred to as the "Contracts." Northbrook, Allstate New York, Glenbrook and Paragon are sometimes referred to as the "Companies." In the future, shares may be sold to affiliated and/or non-affiliated entities of the Companies. The Companies will invest in shares of the Fund in accordance with allocation instructions received from Contract Owners, which allocation rights are further described in the accompanying Prospectus for either the Variable Annuity Contracts or the Variable Life Contracts. The Companies will redeem shares to the extent necessary to provide benefits under the Contracts.


    This Prospectus sets forth concisely the information you should know before allocating your investment under your Contract to the Fund. It should be read and retained for future reference. Additional information about the Fund is contained in the Statement of Additional Information, dated December 31, 1996, which has been filed with the Securities and Exchange Commission, and which is available at no charge upon request of the Fund at the address or telephone numbers listed above. The Statement of Additional Information is incorporated herein by reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
  ACCURACY OR ADEQUACY    OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
                           --------------------------

              DEAN WITTER INTERCAPITAL INC. -- Investment Manager

    This Prospectus must be accompanied by a current Prospectus for the Variable Annuity Contracts issued by Northbrook Life Insurance Company, Allstate Life Insurance Company of New York or Glenbrook Life and Annuity Company or by a current Prospectus for the Variable Life Contracts issued by Northbrook Life Insurance Company, Glenbrook Life and Annuity Company or Paragon Life Insurance Company. Both Prospectuses should be read and retained for future reference.

    NO DEALER, SALESMAN, OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.


                               TABLE OF CONTENTS


Prospectus Summary/3


Financial Highlights/8


The Fund and its Management/12


Investment Objectives and Policies/13


  The Money Market Portfolio/13


  The Quality Income Plus Portfolio/15


  The High Yield Portfolio/17


  The Utilities Portfolio/19


  The Income Builder Portfolio/21


  The Dividend Growth Portfolio/23


  The Capital Growth Portfolio/24


  The Global Dividend Growth Portfolio/25


  The European Growth Portfolio/27


  The Pacific Growth Portfolio/28


  The Capital Appreciation Portfolio/30


  The Equity Portfolio/32


  The Strategist Portfolio/33


  General Portfolio Techniques/34


Investment Restrictions/49


Determination of Net Asset Value/51


Purchase of Fund Shares/52


Redemption of Fund Shares/53


Dividends, Distributions and Taxes/53


Performance Information/55


Additional Information/56


Appendix -- Ratings of Corporate Debt
  Instruments Investments/58

PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


THE                The Fund is organized as a Trust, commonly known as a Massachusetts business
FUND               trust, and is an open-end diversified management investment company. The Fund is comprised of thirteen separate Portfolios: the MONEY MARKET PORTFOLIO, the
                   QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO, the UTILITIES
                   PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the
                   CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN
                   GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION
                   PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO (see pages 13 through 34). The Trustees of the Fund may establish additional Portfolios at any time. To the extent that shares are sold to the Companies in order to fund the benefits under Contracts, the structure of the Fund permits Contract Owners, within the limitations described in the Contracts, to allocate the investments underlying the Contracts in response to or in anticipation of changes in market or economic conditions. See the accompanying Prospectus for either the Variable
                   Annuity Contracts or the Variable Life Contracts for a description of the relationship between increases or decreases in the net asset value of Fund shares and any distributions on such shares, and benefits provided under a
                   Contract.

                   Each Portfolio is managed for investment purposes as if it were a separate fund issuing a separate class of shares of beneficial interest, with $.01 par value.
                   The assets of each Portfolio are segregated, so that an interest in the Fund is limited to the assets of the Portfolio in which shares are held and shareholders, such as the Companies, are each entitled to a pro rata share of all dividends and distributions arising from the net investment income and capital gains, if any, of such Portfolio (see pages 52 and 55).
 ------------------------------------------------------------------------------------------------

INVESTMENT         Each Portfolio has distinct investment objectives and policies, and is subject
OBJECTIVES,        to various investment restrictions, some of which apply to all the Portfolios.
POLICIES,          The MONEY MARKET PORTFOLIO seeks high current income, preservation of capital
RESTRICTIONS       and liquidity by investing in short-term money market instruments (see pages
AND RISKS          13-15). The QUALITY INCOME PLUS PORTFOLIO seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in U.S. Government securities and higher-rated fixed-income securities and by writing covered options on such securities (see pages 15-17). The HIGH
                   YIELD PORTFOLIO seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, seeks capital appreciation, but only when consistent with its primary objective, by investing primarily in lower-rated fixed-income securities, which are commonly known as junk bonds (see pages
                   17-19). The UTILITIES PORTFOLIO seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry (see pages
                   19-21). The INCOME BUILDER PORTFOLIO seeks, as its primary objective, reasonable income and, as its secondary objective, growth of capital, by investing primarily in income-producing equity securities (see pages 21-23). The DIVIDEND
                   GROWTH PORTFOLIO seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends (see pages

                   23-24). The CAPITAL GROWTH PORTFOLIO seeks long-term capital growth by investing primarily in common stocks (see pages 24-25). The GLOBAL DIVIDEND GROWTH
                   PORTFOLIO seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies, issued by issuers worldwide, with a record of paying dividends and the potential for increasing dividends (see pages 25-27). The EUROPEAN GROWTH PORTFOLIO seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Europe (see pages 27-28). The PACIFIC
                   GROWTH PORTFOLIO seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Asia,
                   Australia and New Zealand (see pages 28-30). The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing primarily in the common stocks of U.S. companies that offer the potential for either superior earnings growth and/ or appear to be undervalued (see pages 30-32). The EQUITY PORTFOLIO seeks, as a primary objective, capital growth through investments in common stock and, as a secondary objective, income but only when consistent with its primary objective (see pages 32-33). The STRATEGIST PORTFOLIO seeks a high total investment return through a fully managed investment policy utilizing equity securities, investment grade fixed-income securities and money market securities, and the writing of covered options on such securities and the collateralized sale of stock index options (see pages 33-34).

                                                      ---------

                   Although the MONEY MARKET PORTFOLIO will attempt to maintain a constant net asset value per share of $1.00, there can be no assurance that the $1.00 net asset value can be maintained. The net asset value of shares of each Portfolio other than the MONEY MARKET PORTFOLIO will fluctuate with changes in the market value of its portfolio holdings. The market value of the Portfolios' securities will increase or decrease due to a variety of economic, market and political factors which cannot be predicted. A decline in prevailing interest rates generally increases the value of fixed-income securities, while an increase in rates generally reduces the value of those securities. Dividends payable by each
                   Portfolio will vary in relation to the amounts of dividends and/or interest paid by its securities holdings.

                   The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH
                   PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO,
                   the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the
                   STRATEGIST PORTFOLIO may purchase put and call options and may enter into transactions involving interest rate futures contracts and bond index futures contracts and options thereon as a means of hedging against changes in the market value of the Portfolio's investments. The UTILITIES PORTFOLIO, the
                   CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN
                   GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION
                   PORTFOLIO and the STRATEGIST PORTFOLIO may also hedge against such changes by entering into transactions involving stock index futures contracts and options thereon, and (except for the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH
                   PORTFOLIO) options on stock indexes. Each Portfolio may invest, to a different extent, in foreign securities. Foreign securities markets pose different and generally greater risks than those customarily associated with domestic securities

                   and markets including fluctuations in foreign currency exchange rates, foreign tax rates and foreign securities exchange controls. Investment in the QUALITY
                   INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO, the UTILITIES PORTFOLIO, the
                   INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH
                   PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO,
                   THE PACIFIC GROWTH PORTFOLIO, THE CAPITAL APPRECIATION PORTFOLIO, the EQUITY
                   PORTFOLIO and the STRATEGIST PORTFOLIO involve more risk than investment in the
                   MONEY MARKET PORTFOLIO. The high yield, high risk fixed-income securities in which the HIGH YIELD PORTFOLIO will invest, and the INCOME BUILDER PORTFOLIO may invest, are subject to greater risk of loss of income and principal than higher rated, lower yielding fixed-income securities. The prices of high yield, high risk securities have been found to be less sensitive to changes in prevailing interest rates than higher rated investments, but are likely to be more sensitive to adverse economic changes or individual corporate developments.
                   Investors in these Portfolios should carefully consider the relative risks of investing in high yield securities and should be cognizant of the fact that such securities are not generally meant for short-term investing (see the discussion of lower-rated securities beginning on page 18). Investors in the CAPITAL
                   APPRECIATION PORTFOLIO should be aware that the Portfolio is intended for long-term investors who can accept the risks involved in seeking long-term appreciation through the investment primarily in securities of companies that offer the potential for either superior earnings growth and/or appear to be undervalued (see the discussion of such securities beginning on page 30). In selecting investments for the CAPITAL APPRECIATION PORTFOLIO, the Investment
                   Manager has no general criteria as to a company's asset size, earnings or industry type.

                   Contract Owners are also directed to the discussion of options and futures transactions (page 43), repurchase agreements (page 40), foreign securities
                   (page 34), forward foreign currency exchange contracts (page 36), public utilities securities (page 21), warrants (page 42), zero coupon securities (page
                   42), when-issued and delayed delivery securities and forward commitments (page
                   41) and "when, as and if issued" securities (page 41), concerning risks associated with such securities and management techniques. The Fund is a single diversified investment company, consisting of thirteen Portfolios, and each
                   Portfolio itself is diversified. Diversification does not eliminate investment risk. Contract Owners should review the investment objectives and policies of the Portfolios carefully and consider their ability to assume the risks involved in allocating the investments underlying the Contracts (see pages 13-49).
 ------------------------------------------------------------------------------------------------
INVESTMENT         Dean Witter InterCapital Inc. ("InterCapital"), the Investment Manager of the
MANAGER            Fund, and its wholly-owned subsidiary, Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 100 investment companies and other portfolios with assets of
                   approximately $   billion at November 30, 1996. For its services as Investment
                   Manager, InterCapital receives a monthly advisory fee at an annual rate of 0.50%
                   of the daily net assets of the QUALITY INCOME PLUS PORTFOLIO up to $500 million and 0.45% of the daily net assets of that Portfolio exceeding $500 million; at an annual rate of 0.50% of the daily net assets of the EQUITY PORTFOLIO up to $1 billion and 0.475% of the daily net assets of that Portfolio exceeding $1 billion; at an annual rate of 0.50% of the daily net assets of each of the MONEY
                   MARKET PORTFOLIO, the HIGH YIELD PORTFOLIO and the STRATEGIST PORTFOLIO; at an
                   annual rate of 0.625% of the daily net assets of the DIVIDEND GROWTH PORTFOLIO up to $500 million, 0.50% of the next

                   $500 million, and 0.475% of the daily net assets of that Portfolio exceeding $1 billion; at an annual rate of 0.65% of the daily net assets of the UTILITIES
                   PORTFOLIO up to $500 million and 0.55% of the daily net assets of that Portfolio exceeding $500 million; at an annual rate of 0.65% of the daily net assets of the CAPITAL GROWTH PORTFOLIO; at an annual rate of 0.75% of the daily net assets
                   of the GLOBAL DIVIDEND GROWTH PORTFOLIO; at an annual rate of   % of the daily
                   net assets of the INCOME BUILDER PORTFOLIO and the CAPITAL APPRECIATION
                   PORTFOLIO; and at an annual rate of 1.0% of the daily net assets of each of the
                   EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO. Morgan Grenfell
                   Investment Services Limited has been retained by the Investment Manager as
                   Sub-Adviser to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO to
                   provide investment advice and manage the portfolios, subject to the overall supervision of the Investment Manager. Morgan Grenfell Investment Services
                   Limited currently manages assets in excess of $   billion primarily for U.S.
                   corporate and public employee plans, endowments, investment companies and foundations. The Sub-Adviser receives a monthly fee from the Investment Manager equal to 40% of the Investment Manager's monthly fee in respect of each of the
                   EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO. (see pages 12-13).
 ------------------------------------------------------------------------------------------------
SHAREHOLDERS       Currently, shares of the Fund are sold only to (1) Northbrook Life Insurance
                   Company ("Northbrook") for allocation to certain separate accounts established to fund the benefits under certain flexible premium deferred variable annuity contracts and certain flexible premium variable life insurance contracts issued by Northbrook, to (2) Allstate Life Insurance Company of New York ("Allstate New
                   York") for allocation to certain separate accounts established to fund the benefits under certain flexible premium deferred variable annuity contracts issued by Allstate New York, to (3) Glenbrook Life and Annuity Company
                   ("Glenbrook") for allocation to certain separate accounts established to fund the benefits under certain flexible premium deferred variable annuity contracts and certain flexible premium variable life insurance contracts issued by
                   Glenbrook, and to (4) Paragon Life Insurance Company ("Paragon") for allocation to a separate account established to fund the benefits under certain flexible premium variable life insurance contracts it issues in connection with an employer-sponsored insurance program offered only to certain employees of Dean
                   Witter, Discover & Co., the parent company of the Fund's Investment Manager. The separate accounts are sometimes referred to individually as an "Account" and collectively as the "Accounts." The variable annuity contracts issued by
                   Northbrook, Allstate New York and Glenbrook are sometimes referred to as the
                   "Variable Annuity Contracts," the variable life insurance contracts issued by
                   Northbrook, Glenbrook and Paragon are sometimes referred to as the "Variable
                   Life Contracts," and the Variable Annuity Contracts and the Variable Life
                   Contracts are sometimes referred to as the "Contracts." Northbrook, Allstate New
                   York, Glenbrook and Paragon are sometimes referred to as the "Companies."
                   Accordingly, the interest of the Contract Owner with respect to the Fund is subject to the terms of the Contract and is described in the accompanying
                   Prospectus for the Variable Annuity Contracts or the Variable Life Contracts,
                   which should be reviewed carefully by a person considering the purchase of a
                   Contract. The accompanying Prospectus for the Variable Annuity Contracts or the
                   Variable Life Contracts describes the relationship between increases or decreases in the net asset value of Fund shares and any distributions on such shares, and the benefits provided under a Contract. The rights of the Companies as shareholders of the Fund

                   should be distinguished from the rights of a Contract Owner which are described in the Contract. In the future, shares may be allocated to certain other separate accounts or sold to affiliated and/or non-affiliated entities of the
                   Companies in connection with variable annuity contracts or variable life insurance contracts. As long as shares of the Fund are sold only to the
                   Companies, the terms "shareholder" or "shareholders" in this Prospectus shall refer to the Companies. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity contract separate accounts to invest in the same underlying fund (see page 56).
 ------------------------------------------------------------------------------------------------
PURCHASES AND      Dean Witter Distributors Inc. is the distributor of the Fund's shares. Shares of
REDEMPTIONS        the Fund are sold and redeemed at net asset value, I.E., without sales charge
                   (see pages 52 and 53).


--------------------------------------------------------------------------------

THE ABOVE IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, AND THE ACCOMPANYING PROSPECTUS FOR EITHER THE VARIABLE ANNUITY CONTRACTS OR THE VARIABLE LIFE CONTRACTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout each period for each of the periods through December 31, 1995 for each of the MONEY MARKET PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO have been audited by Price Waterhouse LLP, independent accountants. The information for the period ended June 30, 1996 is unaudited. The financial highlights should be read in conjunction with the financial statements, notes thereto, and the unqualified report of



                          NET ASSET
          YEAR              VALUE        NET        NET REALIZED    TOTAL FROM                                         TOTAL
         ENDED            BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO   DISTRIBUTIONS TO   DIVIDENDS AND
        DEC. 31           OF PERIOD     INCOME      GAIN (LOSS)     OPERATIONS   SHAREHOLDERS     SHAREHOLDERS     DISTRIBUTIONS
       ----------         ---------   ----------   --------------   ----------   ------------   ----------------   -------------
MONEY MARKET
1986                       $    1.00    $    0.062     $--           $      0.062   $(0.062)        $--              $     (0.062)
1987                            1.00         0.061     --                   0.061    (0.061)        --                     (0.061)
1988                            1.00         0.070     --                   0.070    (0.070)        --                     (0.070)
1989                            1.00         0.086     --                   0.086    (0.086)        --                     (0.086)
1990                            1.00         0.076     --                   0.076    (0.076)        --                     (0.076)
1991                            1.00         0.056     --                   0.056    (0.056)        --                     (0.056)
1992                            1.00         0.034     --                   0.034    (0.034)        --                     (0.034)
1993                            1.00         0.027     --                   0.027    (0.027)        --                     (0.027)
1994                            1.00         0.037     --                   0.037    (0.037)        --                     (0.037)
1995                            1.00         0.055     --                   0.055    (0.055)        --                     (0.055)
1996(c)                         1.00         0.024     --                   0.024    (0.024)        --                     (0.024)
QUALITY INCOME PLUS
1987(a)                        10.00         0.64       (0.39)              0.25     (0.64)         --                     (0.64)
1988                            9.61         0.85       (0.16)              0.69     (0.85)         --                     (0.85)
1989                            9.45         0.88        0.28               1.16     (0.88)         --                     (0.88)
1990                            9.73         0.86       (0.24)              0.62     (0.86)         --                     (0.86)
1991                            9.49         0.85        0.85               1.70     (0.85)         --                     (0.85)
1992                           10.34         0.77        0.05               0.82     (0.77)         --                     (0.77)
1993                           10.39         0.69        0.64               1.33     (0.69)         --                     (0.69)
1994                           11.03         0.69       (1.40)             (0.71)     (0.69)          (0.18)               (0.87)
1995                            9.45         0.72        1.50               2.22     (0.71)         --                     (0.71)
1996(c)                        10.96         0.35       (0.77)             (0.42)     (0.36)        --                     (0.36)
HIGH YIELD
1986                           11.72         1.09        0.90               1.99     (1.09)           (0.56)               (1.65)
1987                           12.06         0.91       (1.15)             (0.24)     (0.91)          (0.94)               (1.85)
1988                            9.97         1.14       (0.05)              1.09     (1.14)         --                     (1.14)
1989                            9.92         1.30       (2.40)             (1.10)     (1.30)        --                     (1.30)
1990                            7.52         1.13       (2.91)             (1.78)     (1.13)          (0.06)+              (1.19)
1991                            4.55         0.70        1.81               2.51     (0.70)           (0.11)+              (0.81)
1992                            6.25         0.96        0.18               1.14     (0.96)         --                     (0.96)
1993                            6.43         0.81        0.68               1.49     (0.81)         --                     (0.81)
1994                            7.11         0.79       (0.95)             (0.16)     (0.79)        --                     (0.79)
1995                            6.16         0.80        0.08               0.88     (0.78)         --                     (0.78)
1996(c)                         6.26         0.38        0.02               0.40     (0.40)         --                     (0.40)
UTILITIES
1990(b)                        10.00         0.47       (0.04)              0.43     (0.41)         --                     (0.41)
1991                           10.02         0.54        1.45               1.99     (0.54)         --                     (0.54)
1992                           11.47         0.51        0.88               1.39     (0.52)         --                     (0.52)
1993                           12.34         0.49        1.43               1.92     (0.50)           (0.02)               (0.52)
1994                           13.74         0.53       (1.75)             (1.22)     (0.52)          (0.08)               (0.60)
1995                           11.92         0.53        2.81               3.34     (0.58)         --                     (0.58)
1996(c)                        14.68         0.27        0.32               0.59     (0.27)         --                     (0.27)


------------

Commencement of operations:



 (a)   March 1, 1987.
 (b)   March 1, 1990.
 (c)   For the six months ended June 30, 1996 (unaudited).
  +    Distribution from capital.
 (1)   Not annualized.
 (2)   Annualized.
 (3) If the Investment Manager had not assumed all expenses and waived the management fee for the period March 1, 1987 through August 26, 1987, the ratio of expenses to average net assets would have been 0.74%.
 (4) If the Investment Manager had not assumed all expenses and waived the management fee for the period March 1, 1990 through August 31, 1990, the ratio of expenses to average net assets would have been 0.75%.

--------------------------------------------------------------------------------


independent accountants, which are contained in the Statement of Additional Information. Further information about the performance of the Portfolios of the Fund is contained in the Fund's Annual Report to Shareholders, which may be obtained without charge upon request to the Fund. See the discussion under the caption "Charges and Other Deductions" in the accompanying prospectus for either the Variable Annuity Contracts or the Variable Life Contracts for a description of charges which may be imposed on the Contracts by the applicable Account. Any such charges are not reflected in the financial highlights below.



                                                  RATIOS TO
                                             AVERAGE NET ASSETS
NET ASSET                                  -----------------------              AVERAGE
  VALUE        TOTAL        NET ASSETS                     NET       PORTFOLIO  COMMISSION
   END      INVESTMENT      AT END OF                   INVESTMENT   TURNOVER     RATE
OF PERIOD     RETURN      PERIOD (000'S)    EXPENSES      INCOME       RATE       PAID
---------   -----------   --------------   ----------   ----------   --------   --------
 $    1.00    6.39%          $ 42,194        0.69%         6.03%       N/A         --
      1.00    6.26             69,467        0.65          6.26        N/A         --
      1.00    7.23             77,304        0.62          7.04        N/A         --
      1.00    9.05             76,701        0.58          8.67        N/A         --
      1.00    7.89            118,058        0.57          7.60        N/A         --
      1.00    5.75            104,277        0.57          5.62        N/A         --
      1.00    3.43             96,151        0.59          3.38        N/A         --
      1.00    2.75            129,925        0.57          2.71        N/A         --
      1.00    3.81            268,624        0.55          3.93        N/A         --
      1.00    5.66            249,787        0.53          5.52        N/A         --
      1.00    2.48(1)         286,154        0.53(2)       4.92(2)     N/A        N/A
      9.61    2.62(1)          24,094        0.35(2)(3)    8.33(2)     265%(1)     --
      9.45    7.32             28,037        0.73          8.87        277         --
      9.73   12.78             48,784        0.70          9.09        242         --
      9.49    6.84             57,407        0.66          9.09        166         --
     10.34   18.75             81,918        0.60          8.39        105         --
     10.39    8.26            163,368        0.58          7.41        148         --
     11.03   12.99            487,647        0.56          6.17        219         --
      9.45   (6.63)           414,905        0.54          6.88        254         --
     10.96   24.30            520,579        0.54          7.07        162         --
     10.18   (3.75)(1)        470,100        0.55(2)       6.75(2)     105(1)     N/A
     12.06   18.13            204,754        0.56          9.10        164         --
      9.97   (3.02)           191,631        0.53          7.66        287         --
      9.92   10.83            192,290        0.56         11.06        140         --
      7.52  (12.44)            96,359        0.55         13.94         54         --
      4.55  (25.54)            27,078        0.69         17.98         42         --
      6.25   58.14             34,603        1.01         12.29        300         --
      6.43   18.35             40,042        0.74         14.05        204         --
      7.11   24.08             90,200        0.60         11.80        177         --
      6.16   (2.47)           111,934        0.59         11.71        105         --
      6.26   14.93            154,310        0.54         12.67         58         --
      6.26    6.54(1)         201,016        0.51(2)      12.50(2)      31(1)     N/A
     10.02    4.52(1)          37,597        0.40(2)(4)    6.38(2)      46(1)      --
     11.47   20.56             68,449        0.80          5.23         25         --
     12.34   12.64            153,748        0.73          4.63         26         --
     13.74   15.69            490,934        0.71          3.75         11         --
     11.92   (9.02)           382,412        0.68          4.21         15         --
     14.68   28.65            479,070        0.68          4.00         13         --
     15.00    4.07(1)         464,640        0.67(2)       3.67(2)       4(1)   0.$0539

--------------------------------------------------------------------------------


                          NET ASSET
          YEAR              VALUE        NET        NET REALIZED    TOTAL FROM                                         TOTAL
         ENDED            BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO   DISTRIBUTIONS TO   DIVIDENDS AND
        DEC. 31           OF PERIOD     INCOME      GAIN (LOSS)     OPERATIONS   SHAREHOLDERS     SHAREHOLDERS     DISTRIBUTIONS
       ----------         ---------   ----------   --------------   ----------   ------------   ----------------   -------------
DIVIDEND GROWTH
1990(b)                    $   10.00    $    0.33     $    (1.10)    $     (0.77)   $     (0.30)     $--             $     (0.30)
1991                            8.93         0.36           2.08            2.44         (0.37)     --                     (0.37)
1992                           11.00         0.37           0.51            0.88         (0.37)     --                     (0.37)
1993                           11.51         0.36           1.27            1.63         (0.36)     --                     (0.36)
1994                           12.78         0.38          (0.80)          (0.42)         (0.37)     --                    (0.37)
1995                           11.99         0.38           3.89            4.27         (0.41)       (0.26)               (0.67)
1996(e)                        15.59         0.20           1.39            1.59         (0.20)     --                     (0.20)
CAPITAL GROWTH
1991(c)                        10.00         0.15           2.67            2.82         (0.13)     --                     (0.13)
1992                           12.69         0.07           0.13            0.20         (0.08)       (0.02)               (0.10)
1993                           12.79         0.08          (0.98)          (0.90)         (0.08)     --                    (0.08)
1994                           11.81         0.10          (0.26)          (0.16)         (0.10)       (0.03)              (0.13)
1995                           11.52         0.10           3.68            3.78         (0.08)     --                     (0.08)
1996(e)                        15.22         0.04           1.28            1.32     --             --                  --
GLOBAL DIVIDEND GROWTH
1994(d)                        10.00         0.23          (0.20)           0.03         (0.21)     --                     (0.21)
1995                            9.82         0.24           1.90            2.14         (0.26)       (0.01)               (0.27)
1996(e)                        11.69         0.14           0.82            0.96         (0.14)     --                     (0.14)
EUROPEAN GROWTH
1991(c)                        10.00         0.25          (0.13)           0.12         (0.23)     --                     (0.23)
1992                            9.89         0.08           0.32            0.40         (0.10)       (0.01)               (0.11)
1993                           10.18         0.12           3.98            4.10         (0.12)       (0.13)               (0.25)
1994                           14.03         0.17           0.96            1.13         (0.16)       (0.44)               (0.60)
1995                           14.56         0.20           3.50            3.70         (0.19)+       (0.54)              (0.73)
1996(e)                        17.53         0.12           2.25            2.37     --             --                  --
PACIFIC GROWTH
1994(d)                        10.00         0.07          (0.74)          (0.67)         --          (0.07)               (0.07)
1995                            9.26         0.12           0.41            0.53         (0.09)     --                     (0.09)
1996(e)                         9.70         0.15           0.53            0.68     --             --                  --
EQUITY
1986                           12.74         0.39           1.74            2.13         (0.39)       (0.07)               (0.46)
1987                           14.41         0.30          (0.94)          (0.64)         (0.33)       (0.95)              (1.28)
1988                           12.49         0.39           0.83            1.22         (0.35)     --                     (0.35)
1989                           13.36         0.71           1.77            2.48         (0.70)     --                     (0.70)
1990                           15.14         0.48          (1.03)          (0.55)         (0.49)     --                    (0.49)
1991                           14.10         0.20           8.05            8.25         (0.21)     --                     (0.21)
1992                           22.14         0.23          (0.47)          (0.24)         (0.24)       (1.86)              (2.10)
1993                           19.80         0.15           3.63            3.78         (0.15)       (1.28)               (1.43)
1994                           22.15         0.23          (1.31)          (1.08)         (0.22)       (1.60)              (1.82)
1995                           19.25         0.22           7.92            8.14         (0.25)     --                     (0.25)
1996(e)                        27.14         0.09           2.18            2.27         (0.09)     --                     (0.09)
STRATEGIST
1987(a)                        10.00         0.48          (0.35)           0.13         (0.48)     --                     (0.48)
1988                            9.65         0.70           0.51            1.21         (0.64)     --                     (0.64)
1989                           10.22         0.84           0.20            1.04         (0.79)       (0.06)               (0.85)
1990                           10.41         0.61          (0.46)           0.15         (0.67)       (0.08)               (0.75)
1991                            9.81         0.47           2.24            2.71         (0.50)     --                     (0.50)
1992                           12.02         0.44           0.41            0.85         (0.45)       (0.13)               (0.58)
1993                           12.29         0.38           0.86            1.24         (0.38)       (0.47)               (0.85)
1994                           12.68         0.48           0.01            0.49         (0.46)       (0.26)               (0.72)
1995                           12.45         0.62           0.49            1.11         (0.67)       (0.44)               (1.11)
1996(e)                        12.45         0.19           0.51            0.70         (0.19)     --                     (0.19)


------------

Commencement of operations:



 (a)   March 1, 1987.
 (b)   March 1, 1990.
 (c)   March 1, 1991.
 (d)   February 23, 1994.
 (e)   For the six months ended June 30, 1996 (unaudited).
  +    Includes distributions in excess of net investment income of $0.02.

--------------------------------------------------------------------------------


                                                  RATIOS TO
                                             AVERAGE NET ASSETS
NET ASSET                                  -----------------------              AVERAGE
  VALUE        TOTAL        NET ASSETS                     NET       PORTFOLIO  COMMISSION
   END      INVESTMENT      AT END OF                   INVESTMENT   TURNOVER     RATE
OF PERIOD     RETURN      PERIOD (000'S)    EXPENSES      INCOME       RATE       PAID
---------   -----------   --------------   ----------   ----------   --------   --------
 $    8.93   (7.81)%(1)      $ 57,282        0.54%(2)(4)    4.50%(2)    19%(1)     --
     11.00   27.76             98,023        0.73          3.61          6         --
     11.51    8.16            192,551        0.69          3.42          4         --
     12.78   14.34            483,145        0.68          3.01          6         --
     11.99   (3.27)           572,952        0.64          3.13         20         --
     15.59   36.38            865,417        0.61          2.75         24         --
     16.98   10.23(1)       1,049,784        0.58(2)       2.50(2)      15(1)   0.$0546
     12.69   28.41(1)          18,400        --  (2)(5)    1.82(2)      32(1)      --
     12.79    1.64             45,105        0.86          0.62         22         --
     11.81   (6.99)            50,309        0.74          0.78         36         --
     11.52   (1.28)            45,715        0.77          0.90         37         --
     15.22   32.92             66,995        0.74          0.70         34         --
     16.54    8.67(1)          80,815        0.71(2)       0.53(2)      36(1)   0.0555
      9.82    0.27(1)         138,486        0.87(2)(6)    2.62(2)      20(1)      --
     11.69   22.14            205,739        0.88          2.23         55         --
     12.51    8.25(1)         272,578        0.85(2)       2.46(2)      21(1)   0.0348
      9.89    1.34(1)           3,653        --  (2)(5)    3.18(2)      77(1)      --
     10.18    3.99             10,686        1.73          0.74         97         --
     14.03   40.88             79,052        1.28          0.97         77         --
     14.56    8.36            152,037        1.16          1.51         58         --
     17.53   25.89            188,119        1.17          1.25         69         --
     19.90   13.52(1)         234,190        1.05(2)       1.68(2)      29(1)   0.0449
      9.26   (6.73)(1)         75,425        1.00(2)(6)    0.56(2)      22(1)      --
      9.70    5.74             98,330        1.44          1.23         53         --
     10.38    7.01(1)         152,521        1.26(2)       1.27(2)      20(1)   0.0118
     14.41   16.85             43,266        0.63          2.72         89         --
     12.49   (6.23)            52,502        0.59          2.02         63         --
     13.36    9.84             39,857        0.65          2.77        162         --
     15.14   18.83             58,316        0.60          4.85         81         --
     14.10   (3.62)            41,234        0.62          3.38        130         --
     22.14   59.05             63,524        0.64          1.09        214         --
     19.80    0.05             77,527        0.62          1.22        286         --
     22.15   19.72            182,828        0.58          0.69        265         --
     19.25   (4.91)           225,289        0.57          1.19        299         --
     27.14   42.53            359,779        0.54          0.97        269         --
     29.32    8.41(1)         457,375        0.54(2)       0.62(2)     160(1)   0.0585
      9.65    1.23(1)          27,016        0.38(2)(3)    6.73(2)     172(1)      --
     10.22   12.79             61,947        0.66          7.29        310         --
     10.41   10.67             88,712        0.57          8.38        282         --
      9.81    1.56             68,447        0.58          6.10        163         --
     12.02   28.26             87,779        0.60          4.34         86         --
     12.29    7.24            136,741        0.58          3.74         87         --
     12.68   10.38            287,502        0.57          3.11         57         --
     12.45    3.94            392,760        0.54          3.93        125         --
     12.45    9.48            388,579        0.52          5.03        329         --
     12.96    5.73(1)         398,208        0.53(2)       2.96(2)      74(1)   0.0574


------------


 (1)   Not annualized.
 (2)   Annualized.
 (3) If the Investment Manager had not assumed all expenses and waived the management fee for the period March 1, 1987 through August 26, 1987, the ratio of expenses to average net assets would have been 0.74%.
 (4) If the Investment Manager had not assumed all expenses and waived the management fee for the period March 1, 1990 through June 26, 1990, the ratio of expenses to average net assets would have been 0.74%.
 (5) If the Investment Manager had not assumed all expenses and waived the management fee for the period March 1, 1991 through December 31, 1991, the ratios of expenses to average net assets would have been 1.60% for Capital Growth and 4.12% for European Growth.
 (6) If the Investment Manager had not assumed all expenses and waived the management fee for the periods February 23, 1994 through May 12, 1994 for Global Dividend Growth and February 23, 1994 through June 30, 1994 for Pacific Growth, the ratios of expenses to average net assets would have been 0.97% for Global Growth and 1.40% for Pacific Growth.

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

    Dean Witter Variable Investment Series (the "Fund") is an open-end diversified management investment company. The Fund is a Trust of the type commonly known as a "Massachusetts business trust" and was organized under the laws of The Commonwealth of Massachusetts on February 25, 1983.

    Dean Witter InterCapital Inc. ("InterCapital" or the "Investment Manager"), whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. The Investment Manager, which was incorporated in July, 1992, is a wholly-owned subsidiary of Dean Witter, Discover & Co. ("DWDC"), a balanced financial services organization providing a broad range of nationally marketed credit and investment products.


    InterCapital and its wholly-owned subsidiary, Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 100 investment companies, thirty of which are listed on the New York Stock Exchange, with combined total assets of
approximately $   billion at November 30, 1996. The Investment Manager also
manages portfolios of pension plans, other institutions and individuals which
aggregated approximately $   billion at such date.


    The Fund has retained the Investment Manager to provide administrative services, manage its business affairs and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. InterCapital has retained Dean Witter Services Company Inc. to perform the aforementioned administrative services for the Fund.


    With regard to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, under Sub-Advisory Agreements between Morgan Grenfell Investment Services Limited (the "Sub-Adviser") and the Investment Manager, the Sub-Adviser provides the EUROPEAN GROWTH PORTFOLIO with investment advice and portfolio management relating to that Portfolio's investments in securities issued by issuers located in Europe and in other countries located elsewhere around the world, and provides the PACIFIC GROWTH PORTFOLIO with investment advice and portfolio management relating to that Portfolio's investments in securities issued by issuers located in Asia, Australia and New Zealand and in countries located elsewhere around the world, in each case subject to the overall supervision of the Investment Manager. The Sub-Adviser, whose address is 20 Finsbury Circus, London, England, currently manages assets in excess of $ billion primarily for U.S. corporate and public employee benefit plans, endowments, investment companies and foundations. The Sub-Adviser is an indirect subsidiary of Deutsche Bank AG, the largest commercial bank in Germany.


    The Fund's Trustees review the various services provided by or under the direction of the Investment Manager (and, for the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, by the Sub-Adviser) to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.

    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Investment Manager, the Fund currently pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.50% to the net assets of the QUALITY INCOME PLUS PORTFOLIO up to $500 million and the annual rate of 0.45% to the daily net assets of that Portfolio exceeding $500 million, by applying the annual rate of 0.50% to the daily net assets of the EQUITY PORTFOLIO up to $1 billion and 0.475% to the daily net assets of that Portfolio exceeding $1 billion, by applying the annual rate of 0.50% to the net assets of each of the MONEY MARKET PORTFOLIO, the HIGH YIELD PORTFOLIO and the STRATEGIST PORTFOLIO, by applying the annual rate of 0.625% to the net assets of the DIVIDEND GROWTH PORTFOLIO up to $500 million, the annual rate of 0.50% to the next $500 million, and the annual rate of

0.475% to the daily net assets of that Portfolio exceeding $1 billion, by applying the annual rate of 0.65% to the net assets of the UTILITIES PORTFOLIO up to $500 million and the annual rate of 0.55% to the daily net assets of that Portfolio exceeding $500 million, by applying the annual rate of 0.65% to the net assets of the CAPITAL GROWTH PORTFOLIO, by applying the annual rate of 0.75% to the net assets of the GLOBAL DIVIDEND GROWTH PORTFOLIO, by applying the
annual rate of   % to the net assets of each of the INCOME BUILDER PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, and by applying the annual rate of 1.0% to the net assets of each of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, in each case determined as of the close of each business day. As compensation for its services provided to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO pursuant to the Sub-Advisory Agreements in respect of those Portfolios, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation in respect of each of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO.


    For the year ended December 31, 1995, the Fund accrued total compensation to the Investment Manager amounting to 0.50% of the average daily net assets of each of the MONEY MARKET PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO, 0.59% of the average daily net assets of the DIVIDEND GROWTH PORTFOLIO, 0.65% of the average daily net assets of each of the UTILITIES PORTFOLIO and the CAPITAL GROWTH PORTFOLIO, 0.75% of the average daily net assets of the GLOBAL DIVIDEND GROWTH PORTFOLIO, and 1.0% of the average daily net assets of each of the EUROPEAN GROWTH PORTFOLIO AND THE PACIFIC GROWTH PORTFOLIO. The total expenses of the MONEY MARKET PORTFOLIO amounted to 0.53% of its average daily net assets, the total expenses of the QUALITY INCOME PLUS PORTFOLIO amounted to 0.54% of the average daily net assets, the total expenses of the HIGH YIELD PORTFOLIO amounted to 0.54% of its average daily net assets, the total expenses of the EQUITY PORTFOLIO amounted to 0.54% of its average daily net assets, the total expenses of the STRATEGIST PORTFOLIO amounted to 0.52% of its average daily net assets, the total expenses of the DIVIDEND GROWTH PORTFOLIO amounted to 0.61% of its average daily net assets, the total expenses of the UTILITIES PORTFOLIO amounted to 0.68% of its average daily net assets, the total expenses of the CAPITAL GROWTH PORTFOLIO amounted to 0.74% of its average daily net assets, the total expenses of the GLOBAL DIVIDEND GROWTH PORTFOLIO amounted to 0.88% of its average daily net assets, the total expenses of the EUROPEAN GROWTH PORTFOLIO amounted to 1.17% of its average daily net assets, and the total expenses of the PACIFIC GROWTH PORTFOLIO amounted to 1.44% of its average daily net assets.


    The INCOME BUILDER PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO did not commence operations prior to the date of this Prospectus. The Investment Manager has undertaken to assume all expenses of each of these Portfolios and to waive the compensation provided for each of these Portfolios in its Management Agreement with the Fund until such time as the pertinent Portfolio has $50 million of net assets or until six months from the date of the Portfolio's commencement of operations, whichever occurs first.


INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

THE MONEY MARKET PORTFOLIO

    The investment objectives of the MONEY MARKET PORTFOLIO are high current income, preservation of capital and liquidity. The MONEY MARKET PORTFOLIO seeks to achieve those objectives by investing in the following money market instruments:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal
Intermedi-
ate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more (see the discussion of foreign securities under "General Portfolio Techniques" below);

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation, limited to $100,000 principal amount per certificate and to 10% or less of the Portfolio's total assets in all such obligations and in all illiquid assets, in the aggregate;

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the highest grade by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's;

    CORPORATE OBLIGATIONS. Corporate obligations, rated at least A by S&P or Moody's, maturing in one year or less.

    See the Appendix for an explanation of S&P and Moody's ratings.

    VARIABLE RATE OBLIGATIONS. The interest rates payable on certain securities in which the MONEY MARKET PORTFOLIO may invest are not fixed and may fluctuate based upon changes in market rates. Obligations of this type are called "variable rate" obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based.


    The MONEY MARKET PORTFOLIO may enter into repurchase agreements, may lend its portfolio securities and purchase securities on a when-issued or delayed delivery basis, in each case in accordance with the description of those techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


    The investment objectives and policies stated above may not be changed without the approval of the shareholders of the MONEY MARKET PORTFOLIO. The MONEY MARKET PORTFOLIO may not invest in securities other than the types of securities listed above and is subject to other specific investment restrictions as detailed under "Investment Restrictions" below and in the Statement of Additional Information.

    Although the MONEY MARKET PORTFOLIO will not generally be managed with a policy of active short-term trading, it may dispose of any portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other circumstances or considerations, the Investment Manager believes such disposition advisable.

    The MONEY MARKET PORTFOLIO is expected to have a high portfolio turnover due to the short maturities of securities purchased, but this should not affect income or net asset value as brokerage commissions are not normally charged on the purchase or sale of money market instruments.

    The MONEY MARKET PORTFOLIO will attempt to balance its objectives of high income, capital preservation and liquidity by investing in securities of varying maturities and risks. The MONEY MARKET PORTFOLIO will not, however, invest in securities that mature in more than one year from the date of purchase (see "Determination of Net Asset Value"). The amounts invested in obligations of various maturities of one year or less will depend on management's evaluation of the risks involved. Longer-term issues, while generally paying higher interest rates, are subject to greater fluctuations in value resulting from general changes in interest rates than shorter-term issues. Thus, when rates on new debt securities increase, the value of outstanding securities may decline, and vice versa. Such changes may also occur, but to a lesser degree, with short-term issues. These changes, if realized, may cause fluctuations in the amount of daily dividends and, in extreme cases, could cause the net asset value per share to decline (see "Determination of Net Asset Value"). Longer-term issues also increase the risk that the issuer may be unable to pay an installment of interest or principal at maturity. Also, in the event of unusually large redemption demands, such securities may have to be sold at a loss prior to maturity, or the MONEY MARKET PORTFOLIO might have to borrow money and incur interest expenses. Either occurrence would adversely impact the amount of daily dividend and could result in a decline in net asset value per share or the redemption by the MONEY MARKET PORTFOLIO of shares held in a shareholder's account. The MONEY MARKET PORTFOLIO will attempt to minimize these risks by investing in longer-term securities when it appears to management that interest rates on such securities are not likely to increase substantially during the period of expected holding, and then only in securities of high quality which are readily marketable. However, there can be no assurance that the MONEY MARKET PORTFOLIO will be successful in achieving this or its other objectives.
THE QUALITY INCOME PLUS PORTFOLIO

    The primary investment objective of the QUALITY INCOME PLUS PORTFOLIO is to earn a high level of current income, by investing primarily in U.S. Government securities and other fixed-income securities. As a secondary objective, the QUALITY INCOME PLUS PORTFOLIO will seek capital appreciation but only when consistent with its primary objective. There is no assurance that the objectives will be achieved. The objectives of the QUALITY INCOME PLUS PORTFOLIO are fundamental policies of the Portfolio and, as such, may not be changed without the approval of the shareholders of the QUALITY INCOME PLUS PORTFOLIO.

    The QUALITY INCOME PLUS PORTFOLIO has also adopted the following investment policies which are not fundamental policies and may be changed by the Trustees of the Fund without shareholder approval.

    In seeking to achieve its objectives, the QUALITY INCOME PLUS PORTFOLIO will normally invest at least 65% of its net assets in a combination of U.S. Government securities and debt securities (including straight debt securities and debt securities convertible into common stock) which have a rating at the time of purchase within the three highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa or A) or Standard & Poor's Corporation (AAA, AA or A) or which, if not rated, are deemed to be of comparable quality by the Fund's Trustees. However, any security which subsequently receives a rating as low as Baa(3) by Moody's or BBB- by S&P (the lowest investment grade ratings) will be eliminated from the portfolio at such time as the Investment Manager determines that it is practicable to sell the security without undue market or tax consequences to the QUALITY INCOME PLUS PORTFOLIO. A description of corporate bond ratings is contained in the Appendix. See "General Portfolio Techniques" below for a discussion of convertible securities. Securities which may be purchased include zero coupon securities (see "General Portfolio Techniques" below).

    Generally, as prevailing interest rates rise, the value of the U.S. Government and other debt securities held by the QUALITY INCOME PLUS PORTFOLIO, and concomitantly, the net asset value of the Portfolio's shares, will fall. Such securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation as a result of changes in interest rates than debt securities with shorter maturities. The Portfolio is not limited as to the maturities of the U.S. Government and other debt securities in which it may invest.

    U.S. Government securities include:

        (1) U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States.

        (2) Securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing such obligations are the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Maritime Administration and the Small Business Administration. The maturities of such obligations range from three months to thirty years.

        (3) Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. Among the agencies and instrumentalities issuing such obligations are the Tennessee Valley Authority, the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the U.S. Postal Service.

        (4) Securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but which are backed by the credit of the issuing agency or instrumentality. Among the agencies and instrumentalities issuing such obligations are the Federal Farm Credit System and the Federal Home Loan Banks.

    Certain of the U.S. Government securities in which the QUALITY INCOME PLUS PORTFOLIO may invest; e.g., certificates issued by GNMA, FNMA and FHLMC, are "mortgage-backed securities," which evidence an interest in a specific pool of mortgages. These certificates are, in most cases, "pass-through" instruments, wherein the issuing agency guarantees the timely payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

    The average life of such certificates varies with the maturities of the underlying mortgage instruments, which may be up to thirty years. This average life is likely to be substantially shorter than the original maturity of the mortgage pools underlying the certificates, as a pool's duration may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the prevailing level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. For example, during periods of declining interest rates, mortgage prepayments can be expected to accelerate. As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. The net asset value of shares of the QUALITY INCOME PLUS PORTFOLIO and the Portfolio's ability to achieve its investment objectives may be adversely affected by mortgage prepayments.

    While the QUALITY INCOME PLUS PORTFOLIO will invest primarily in U.S. Government and other debt securities, it may invest up to 35% of its portfolio (including options on debt instruments, options on futures contracts and futures contracts) in money market instruments, including commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks or domestic branches of foreign banks, or foreign branches of domestic banks, in each case having total assets of at least $500 million, and obligations issued or guaranteed by the United States Government, and in obligations of foreign governments or their respective instrumentalities or agencies (see "General Portfolio Techniques" below and in the Statement of Additional Information). Moreover, and notwithstanding any of the above, the QUALITY INCOME PLUS PORTFOLIO may invest in money market instruments without limitation when market conditions dictate a "defensive" investment strategy.


    The QUALITY INCOME PLUS PORTFOLIO may enter into repurchase agreements, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


    BORROWING. The QUALITY INCOME PLUS PORTFOLIO may borrow money, but only from a bank and in an amount up to 25% of the Portfolio's gross assets taken at the lower of market value or cost, not including the amount borrowed. When the Portfolio borrows it will be because it seeks additional income by leveraging its investments through purchasing securities with the borrowed funds. The QUALITY INCOME PLUS PORTFOLIO will be required to maintain an asset coverage (including the proceeds of borrowings) of at least 300% of such borrowings in accordance with the provisions of the Investment Company Act of 1940, as amended (the "Act").
THE HIGH YIELD PORTFOLIO

    The primary investment objective of the HIGH YIELD PORTFOLIO is to earn a high level of current income by investing in a professionally managed diversified portfolio consisting principally of fixed-income securities, which may include both non-convertible and convertible debt securities and preferred stocks. As a secondary objective, the HIGH YIELD PORTFOLIO will seek capital appreciation, but only when consistent with its primary objective. Capital appreciation may result, for example, from an improvement in the credit standing of an issuer whose securities are held in the portfolio of the HIGH YIELD PORTFOLIO or from a general decline in interest rates, or a combination of both. Conversely, capital depreciation may result, for example, from a lowered credit standing or a general rise in interest rates, or a combination of both. There is no assurance that the objectives will be achieved.

    The objectives of the HIGH YIELD PORTFOLIO may not be changed without the approval of the shareholders of the HIGH YIELD PORTFOLIO. The following policies may be changed by the Trustees of the Fund without shareholder approval:


    The higher yields sought by the HIGH YIELD PORTFOLIO are generally obtainable from securities rated in the lower categories by recognized rating services. The HIGH YIELD PORTFOLIO seeks high current income by investing principally in fixed-income securities, as described above, which are rated Baa or lower by Moody's Investors Service, Inc. ("Moody's"), or BBB or lower by Standard & Poor's Corporation ("S&P"). Fixed-income securities rated Baa by Moody's or BBB by S&P have speculative characteristics greater than those of more highly-rated bonds, while fixed-income securities rated Ba or BB or lower by Moody's and S&P, respectively, are considered to be speculative investments. Furthermore, the HIGH YIELD PORTFOLIO does not have any minimum quality rating standard for its investments. As such, the High Yield Portfolio may invest in securities rated as low as Caa, Ca or C by Moody's or CCC, CC, C or CI by S&P. Fixed-income securities rated Caa or Ca by Moody's may already be in default on payment of interest or principal, while bonds rated C by Moody's, their lowest bond rating, can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated CI by S&P, their lowest bond rating, are no longer making interest payments. For a further discussion of the characteristics and risks associated with high yield securities, and for a discussion of convertible securities, see "General Portfolio Techniques" below. A description of corporate bond ratings is contained in the Appendix.


    Non-rated securities will also be considered for investment by the HIGH YIELD PORTFOLIO when the Investment Manager believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, makes them appropriate investments for the HIGH YIELD PORTFOLIO.

    All fixed-income securities are subject to two types of risks: the credit risk and the interest rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. The interest rate risk refers to the fact that there are fluctuations in net asset value of any portfolio of fixed-income securities resulting from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities generally decline, and when interest rates fall, prices generally rise.

    The ratings of fixed-income securities by Moody's and S&P are a generally accepted barometer of credit risk. However, as the creditworthiness of issuers of lower-rated fixed-income securities is more problematical than that of the issuers of higher-rated fixed-income securities, the achievements of the HIGH YIELD PORTFOLIO's investment objectives will be more dependent upon the Investment Manager's own credit analysis than would be the case with a mutual fund investing primarily in higher quality bonds. The Investment Manager will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security currently held by the HIGH YIELD PORTFOLIO or potentially purchasable by the Portfolio.

    In determining which securities to purchase or hold for the portfolio of the HIGH YIELD PORTFOLIO and in seeking to reduce the credit and interest rate risks, the Investment Manager will rely on information from various sources, including: the rating of the security; research, analysis and appraisals of brokers and dealers, including Dean Witter Reynolds Inc.; the views of the Trustees of the Fund and others regarding economic developments and interest rate trends; and the Investment Manager's own analysis of factors it deems relevant. The extent to which the Investment Manager is successful in reducing depreciation or losses arising from either interest rate or credit risks depends in part on the Investment Manager's portfolio management skills and judgment in evaluating the factors affecting the value of securities. No assurance can be given regarding the degree of success that will be achieved.

    Consistent with its primary investment objective, the HIGH YIELD PORTFOLIO anticipates that, under normal conditions, at least 65% of the value of its total assets will be invested in the lower-rated and non-rated fixed-income securities (including zero coupon securities) previously described. However, when the yields derived from such securities and those derived from higher-rated issues are relatively narrow, the HIGH YIELD PORTFOLIO may invest in the higher-rated issues since they may provide similar yields with somewhat less risk.

    Pending investment of proceeds of sale of shares of the HIGH YIELD PORTFOLIO or of its portfolio securities or at other times when market conditions dictate a more "defensive" investment strategy, the HIGH YIELD PORTFOLIO may invest without limit in money market instruments, including commercial paper of corporations organized under the laws of any state or political subdivision of the United States, certificates of deposit, bankers' acceptances and other obligations of domestic banks or domestic branches of foreign banks, or foreign branches of domestic banks, in each case having total assets of at least $500 million, and obligations issued or guaranteed by the United States Government, or foreign governments or their respective instrumentalities or agencies. The yield on these securities will generally tend to be lower than the yield on other securities that can be purchased by the HIGH YIELD PORTFOLIO.


    The HIGH YIELD PORTFOLIO may enter into repurchase agreements, invest in foreign securities (including American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers), lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis, or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information. The HIGH YIELD PORTFOLIO may purchase unit offerings (where corporate debt securities are offered as a unit with convertible securities, preferred or common stocks, warrants, or any combination thereof) (see the discussion of warrants under "General Portfolio Techniques" below).


    PUBLIC UTILITIES. The HIGH YIELD PORTFOLIO's investments in public utilities, if any, may be subject to certain risks (see the description of the risks associated with investment in public utilities set forth below under "The Utilities Portfolio").


    SPECIAL INVESTMENT CONSIDERATIONS. Because of the special nature of the HIGH YIELD PORTFOLIO's investment in high yield securities, commonly known as "junk bonds," the Investment Manager must take account of certain special considerations in assessing the risks associated with such investments. Investors should carefully consider the risks of investing in high yield securities (see "General Portfolio Techniques" below and in the Statement of Additional Information for a discussion of the risks of investments in high yield securities).


    During the fiscal year ended December 31, 1995, the monthly dollar weighted average ratings of the debt obligations held by the HIGH YIELD PORTFOLIO, expressed as a percentage of the Portfolio's total investments, were as follows:


                                           PERCENTAGE OF
RATINGS                                  TOTAL INVESTMENTS
--------------------------------------  -------------------
AAA/Aaa...............................             7.3
AA/Aa.................................          --
A/A...................................             2.3
BBB/Baa...............................          --
BB/Ba.................................              5.2
B/B...................................             65.1
CCC/Caa...............................             11.9
CC/Ca.................................              0.1
C/C...................................        --
D.....................................        --
Unrated...............................              8.1
                                                  -----
                                                  100.0    %


THE UTILITIES PORTFOLIO

    The investment objective of the UTILITIES PORTFOLIO is to provide current income and long-term growth of income and capital, by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry. The objective of the UTILITIES PORTFOLIO may not be changed without the approval of the shareholders of the UTILITIES PORTFOLIO. The term "public utilities industry" consists of companies engaged in the manufacture, production, generation, transmission, sale and distribution of gas and electric energy, as well as companies engaged in the communications field, including telephone, telegraph, satellite, microwave and other companies providing communication facilities for the public, but excluding public broadcasting companies. For purposes of the UTILITIES PORTFOLIO, a company will be considered to be in the public utilities industry if, during the most recent twelve month period, at least 50% of the company's gross revenues, on a consolidated basis, is derived from the public utilities industry. The following investment policies may be changed by the Trustees of the Fund without shareholder approval:

    In seeking to achieve its objective, the UTILITIES PORTFOLIO will normally invest at least 65% of its total assets in securities of companies in the public utilities industry. The Investment Manager believes the UTILITIES PORTFOLIO's investment policies are suited to benefit from certain characteristics and historical performance of the securities of public utility companies. Many of these companies have historically set a pattern of paying regular dividends and increasing their common stock dividends over time, and the average common stock dividend yield of utilities historically has substantially exceeded that of industrial stocks. The Investment Manager believes that these factors may not only provide current income but also generally tend to moderate risk and thus may enhance the opportunity for appreciation of securities owned by the UTILITIES PORTFOLIO, although the potential for capital appreciation has historically been lower for many utility stocks compared with most industrial stocks. There can be no assurance that the historical investment performance of the public utilities industry will be indicative of future events and performance. There can be no assurance that the investment objective of the UTILITIES PORTFOLIO will be achieved.

    The UTILITIES PORTFOLIO will invest in both equity securities (common stocks and securities convertible into common stock) and fixed income securities (bonds and preferred stock) in the public utilities industry. The UTILITIES PORTFOLIO does not have any set policies to concentrate within any particular segment of the utilities industry. The UTILITIES PORTFOLIO will shift its asset allocation without restriction between types of utilities and between equity and fixed-income securities based upon the Investment Manager's determination of how to achieve the UTILITIES PORTFOLIO's investment objective in light of prevailing market, economic and financial conditions. For example, at a particular time the Investment Manager may choose to allocate up to 100% of the UTILITIES PORTFOLIO's assets in a particular type of security (for example, equity securities) or in a specific utility industry segment (for example, electric utilities). See "General Portfolio Techniques" below for a discussion of convertible securities.

    Criteria to be utilized by the Investment Manager in the selection of equity securities include the following screens: earnings and dividend growth; book value; dividend discount; and price/earnings relationships. In addition, the Investment Manager makes continuing assessments of management, the prevailing regulatory framework and industry trends. The Investment Manager may also utilize computer-based equity selection models in connection with stock allocation in the equity portion of the portfolio. In keeping with the UTILITIES PORTFOLIO's objective, if in the opinion of the Investment Manager favorable conditions for capital growth of equity securities are not prevalent at a particular time, the UTILITIES PORTFOLIO may allocate its assets predominantly or exclusively in debt securities with the aim of obtaining current income as well as preserving capital and thus benefiting long term growth of capital.

    The UTILITIES PORTFOLIO may purchase equity securities sold on the New York, American and other stock exchanges and in the over-the-counter market. Fixed-income securities in which the UTILITIES PORTFOLIO may invest are debt securities and preferred stocks, which are rated at the time of purchase Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or which, if unrated, are deemed to be of comparable quality by the Fund's Trustees (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB). Under normal circumstances the average weighted maturity of the debt portion of the portfolio is expected to be in excess of seven years. A description of corporate bond ratings is contained in the Appendix.

    While the UTILITIES PORTFOLIO will invest primarily in the securities of public utility companies, under ordinary circumstances it may invest up to 35% of its total assets in U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies and instrumentalities), money market instruments, repurchase agreements, options and futures (see "General Portfolio Techniques" below and in the Statement of Additional Information). U.S. Government securities are described above and in the Statement of Additional Information under the caption "The Quality Income Plus Portfolio." The

UTILITIES PORTFOLIO may acquire warrants attached to other securities purchased by the Portfolio (see "General Portfolio Techniques" below).

    There may be periods during which, in the opinion of the Investment Manager, market conditions warrant reduction of some or all of the UTILITIES PORTFOLIO's securities holdings. During such periods, the UTILITIES PORTFOLIO may adopt a temporary "defensive" posture in which greater than 35% of its total assets are invested in cash or money market instruments which would be eligible investments for the Fund's MONEY MARKET PORTFOLIO (as set forth above under "The Money Market Portfolio").


    The UTILITIES PORTFOLIO may enter into repurchase agreements, invest in foreign securities (including American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers), invest in zero coupon securities, invest in real estate investment trusts, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


    PUBLIC UTILITIES INDUSTRY. The public utilities industry as a whole has certain characteristics and risks particular to that industry. Unlike industrial companies, the rates which utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a utility company's earnings and dividends in times of decreasing costs, but conversely will tend to adversely affect earnings and dividends when costs are rising. In addition, the value of public utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

    Among the risks affecting the utilities industry are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices; the risks in connection with the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes, such as the possible adverse effects of profits on recent increased competition within the telecommunications, electric and natural gas industries and the uncertainties resulting from companies within these industries diversifying into new domestic and international businesses, as well as from agreements by many such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.


THE INCOME BUILDER PORTFOLIO



    The primary investment objective of the INCOME BUILDER PORTFOLIO is to seek reasonable income. Growth of capital is a secondary objective. There can be no assurance that the objectives will be achieved. The objectives of the INCOME BUILDER PORTFOLIO may not be changed without the approval of the shareholders of the INCOME BUILDER PORTFOLIO. The following policies may be changed by the Trustees of the Fund without shareholder approval:



    The INCOME BUILDER PORTFOLIO seeks to achieve its objectives by investing, under normal market conditions, at least 65% of its total assets in income-producing equity securities, including common stock, preferred stock and convertible securities. Up to 35% of the Portfolio's assets may be invested in fixed-income securities or common stocks that do not pay a regular dividend but are expected to con-
tribute to the Portfolio's ability to meet its investment objectives.



    The INCOME BUILDER PORTFOLIO will invest, under normal market conditions, primarily in common stocks of large-cap companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for maintaining dividends, in preferred stock and in securities convertible into common stocks of small and mid-cap companies. See "General Portfolio Techniques" below for a discussion of convertible securities, including a discussion of "enhanced," "synthetic" and "exchangeable" convertible securities in which the INCOME BUILDER PORTFOLIO may invest. The Investment Manager intends to use a value-oriented investment style in the selection of securities for the portfolio of the INCOME BUILDER PORTFOLIO.



    The INCOME BUILDER PORTFOLIO also may invest up to 20% of its total assets in fixed-income securities rated below investment grade. Securities below investment grade are the equivalent of high yield, high risk bonds (commonly known as "junk bonds"). Investment grade is generally considered to be debt securities rated BBB or higher by Standard & Poor's Corporation ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). See "General Portfolio Techniques" below for a discussion of investments in securities rated BBB by S&P or Baa by Moody's. Fixed-income securities rated BBB by S&P or Baa by Moody's, which generally are regarded to have an adequate capacity to pay interest and repay principal, have speculative characteristics. However, the INCOME BUILDER PORTFOLIO will not invest in fixed-income securities that are rated lower than B by S&P or Moody's or, if not rated, are determined to be of comparable quality by the Investment Manager. The INCOME BUILDER PORTFOLIO will not invest in fixed-income securities that are in default in payment of principal or interest. The 20% limitation on securities rated below investment grade in which the INCOME BUILDER PORTFOLIO may invest does not include securities convertible into common stock. A description of fixed-income security ratings is contained in the Appendix. See "General Portfolio Techniques" below for a discussion of the risks of investments in lower rated, high yield securities.



    A portion of the INCOME BUILDER PORTFOLIO's assets may be invested in investment grade fixed income (fixed-rate and adjustable rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government securities are described above and in the Statement of Additional Information under "The Quality Income Plus Portfolio."



    The non-governmental debt securities in which the INCOME BUILDER PORTFOLIO will invest will include: (a) corporate debt securities, including bonds, notes and commercial paper, rated in the four highest categories by a nationally recognized statistical rating organization ("NRSRO") including Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc. and Fitch Investors Service, Inc.; and (b) bank obligations, including CDs, banker's acceptances and time deposits, issued by banks with a long-term CD rating in one of the four highest categories by a NRSRO. Investments in securities rated within the four highest rating categories by a NRSRO are considered "investment grade." However, such securities rated within the fourth highest rating category by a NRSRO have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings. Where a fixed-income security is not rated by a NRSRO (as may be the case with a foreign security) the Investment Manager will make a determination of its creditworthiness and may deem it to be investment grade. A description of fixed-income security ratings is contained in the Appendix.



    The Investment Manager intends to follow a "bottom-up" approach in the selection of convertible securities for the INCOME BUILDER PORTFOLIO. Beginning with a universe of about 500 companies, the Investment Manager will narrow the focus to small and mid-cap companies and review the issues to determine if the convertible is trading with the underlying equity security. The yield of the underlying equity security will be evaluated and company fundamentals will be studied to evaluate cash flow, risk/reward balance, valuation and the prospects for growth. The Investment Manager intends to select convertible securities that, in its judgment, are issued by companies with sound management practices and that represent good value.



    Money market instruments in which the INCOME BUILDER PORTFOLIO may invest include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (Treasury bills, notes and bonds, including zero coupon securities); bank obligations; Eurodollar certificates of deposit; obligations of savings institutions; fully insured certificates of deposit; and commercial paper rated within the four highest grades by Moody's or S&P or, if not rated, issued by a company having an outstanding debt issue rated at least AA by Standard & Poor's or Aa by Moody's. Such securities may be used to invest uncommitted cash balances. There may be periods during which, in the opinion of the Investment Manager, market conditions warrant reduction of some or all of the Portfolio's securities holdings. During such periods, the INCOME BUILDER PORTFOLIO may adopt a temporary "defensive" posture in which up to 100% of its total assets is invested in money market instruments or cash.



    The INCOME BUILDER PORTFOLIO may enter into repurchase agreements, invest in foreign securities (including American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers), invest in warrants, zero coupon securities and real estate investment trusts, lend its portfolio securities, purchase securities which are issued in private placements or are otherwise not readily marketable, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of these investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.



    The INCOME BUILDER PORTFOLIO is authorized to engage in transactions involving options and futures contracts that would be eligible for use by the STRATEGIST PORTFOLIO, as described under "Options and Futures Transactions" under "General Portfolio Techniques" below and in the Statement of Additional Information. The INCOME BUILDER PORTFOLIO does not, however, presently intend to engage in such options and futures transactions and will not do so unless and until the Fund's prospectus has been revised to reflect this.



    SPECIAL INVESTMENT CONSIDERATIONS. Because of the special nature of the INCOME BUILDER PORTFOLIO's investments in high yield securities, commonly known as "junk bonds," the Investment Manager must take account of certain special considerations in assessing the risks associated with such investments. Investors should carefully consider the risks of investing in high yield securities (see "General Portfolio Techniques" below and in the Statement of Additional Information for a discussion of the risks of investments in high yield securities).


THE DIVIDEND GROWTH PORTFOLIO

    The investment objective of the DIVIDEND GROWTH PORTFOLIO is to provide reasonable current income and long-term growth of income and capital. There is no assurance that the objective will be achieved. The DIVIDEND GROWTH PORTFOLIO seeks to achieve its investment objective primarily through investments in common stock of companies with a record of paying dividends and the potential for increasing dividends. Net asset value of the DIVIDEND GROWTH PORTFOLIO's shares will fluctuate with changes in market values of portfolio securities. The DIVIDEND GROWTH PORTFOLIO will attempt to avoid speculative securities or those with speculative characteristics.

    The investment objective of the DIVIDEND GROWTH PORTFOLIO may not be changed without the approval of the shareholders of the DIVIDEND GROWTH PORTFOLIO. The following policies may be changed by the Trustees of the Fund without shareholder approval:

    (1) Up to 30% of the value of the DIVIDEND GROWTH PORTFOLIO's total assets may be invested in: (a) convertible debt securities, convertible preferred securities, warrants (see "General Portfolio Techniques" below), U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies and instrumentalities), corporate debt securities which are rated at the time of purchase Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or which, if unrated, are deemed to be of comparable quality by the Fund's Trustees (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB) and/or money market instruments which would be eligible investments for the Fund's MONEY MARKET PORTFOLIO (as set forth above under "The Money Market Portfolio") when, in the opinion of the Investment Manager, the projected total return on such securities is equal to or greater than the expected total return on equity securities or when such holdings might be expected to reduce the volatility of the portfolio (for purposes of this provision, the term "total return" means the difference between the cost of a security and the aggregate of its market value and dividends received); or (b) in money market instruments under any one or more of the following circumstances: (i) pending investment of proceeds of sale of the DIVIDEND GROWTH PORTFOLIO's shares or of portfolio securities; (ii) pending settlement of purchases of portfolio securities; or (iii) to maintain liquidity for the purpose of meeting anticipated redemptions.

    (2) Notwithstanding any of the foregoing limitations, the DIVIDEND GROWTH PORTFOLIO may invest more than 30% of the value of its total assets in money market instruments to maintain, temporarily, a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of economic or market conditions.


    The DIVIDEND GROWTH PORTFOLIO may enter into repurchase agreements, invest in American Depository Receipts, invest in zero coupon securities, invest in real estate investment trusts, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


    The DIVIDEND GROWTH PORTFOLIO is authorized to engage in transactions involving options and futures contracts which would be eligible for use by the STRATEGIST PORTFOLIO. These transactions are described under "Options and Futures Transactions" under "General Portfolio Techniques" below and in the Statement of Additional Information. The DIVIDEND GROWTH PORTFOLIO does not, however, presently intend to engage in such options and futures transactions and will not do so unless and until the Fund's prospectus were revised to reflect this.

THE CAPITAL GROWTH PORTFOLIO

    The investment objective of the CAPITAL GROWTH PORTFOLIO is long-term capital growth. There is no assurance that the objective will be achieved. The investment objective of the CAPITAL GROWTH PORTFOLIO may not be changed without the approval of the shareholders of the CAPITAL GROWTH PORTFOLIO. The following policies may be changed by the Board of Trustees without shareholder approval:

    The CAPITAL GROWTH PORTFOLIO seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in common stocks. As part of its management of the Portfolio, the Investment Manager will utilize a two-stage computerized screening process. The first stage of the process involves the screening of a database of approximately 3,000 companies for those companies demonstrating a history of consistent growth in earnings and revenues for the past ten years. The smaller group of companies resulting from the foregoing screen are then applied against two additional screens designed to measure current earnings momentum and current price valuations, respectively, in order to further refine the list of companies for potential investment by the CAPITAL GROWTH PORTFOLIO. (Current earnings momentum refers to the rate of change in earnings growth over the prior four quarters and current price valuations refers to the current price of a company's stock in relation to a theoretical value based upon current dividends, projected growth rates and the rate of inflation.) Subject to the Portfolio's investment objective, the Investment Manager, without notice, may modify the foregoing screening process and/or may utilize additional or different screening processes in connection with the investment of the Portfolio's assets. Dividend income will not be a consideration in the selection of stocks for purchase.

    Although the CAPITAL GROWTH PORTFOLIO will invest primarily in common stocks, the Portfolio may invest up to 35% of its total assets (taken at current value and subject to restrictions appearing elsewhere in this Prospectus), in U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies or instrumentalities), and corporate debt securities which are rated at the time of purchase Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or which, if unrated, are deemed to be of comparable quality by the Fund's Trustees (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB), convertible securities, money market instruments, repurchase agreements, options and futures (see "General Portfolio Techniques" below and in the Statement of Additional Information). The CAPITAL GROWTH PORTFOLIO may also purchase unit offerings (where corporate debt securities are offered as a unit with convertible securities, preferred or common stocks, warrants, or any combination thereof) (see the discussion of warrants under "General Portfolio Techniques" below). U.S. Government securities are described above and in the Statement of Additional Information under "The Quality Income Plus Portfolio."

    There may be periods during which, in the opinion of the Investment Manager, market conditions warrant reduction of some or all of the CAPITAL GROWTH PORTFOLIO's securities holdings. During such periods, the CAPITAL GROWTH PORTFOLIO may adopt a temporary "defensive" posture in which greater than 35% of its total assets are invested in cash or money market instruments which would be eligible investments for the Fund's MONEY MARKET PORTFOLIO (as set forth above under "The Money Market Portfolio").


    The CAPITAL GROWTH PORTFOLIO may enter into repurchase agreements, invest in foreign securities (including American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers), invest in zero coupon securities, invest in real estate investment trusts, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


THE GLOBAL DIVIDEND GROWTH PORTFOLIO

    The investment objective of the GLOBAL DIVIDEND GROWTH PORTFOLIO is to provide reasonable current income and long-term growth of income and capital. This objective is fundamental and may not be changed without shareholder approval. There is no assurance that the objective will be achieved. The GLOBAL DIVIDEND GROWTH PORTFOLIO seeks to achieve its investment objective primarily through investments in common stock of companies, issued by issuers worldwide, with a record of paying divi-dends and the potential for increasing dividends. The following policies may be changed by the Trustees of the Fund without shareholder approval:

    The GLOBAL DIVIDEND GROWTH PORTFOLIO will invest at least 65% of its total assets in dividend-paying equity securities issued by issuers located in various countries around the world. The Portfolio's investment portfolio will also be invested in at least three separate countries.

    The GLOBAL DIVIDEND GROWTH PORTFOLIO will maintain a flexible investment policy and, based on a worldwide investment strategy, will invest in a diversified portfolio of securities of companies located throughout the world. The Investment Manager will seek those companies with what, in its opinion, is a strong record of earnings. The percentage of the GLOBAL DIVIDEND GROWTH PORTFOLIO's assets invested in particular geographic sectors will shift from time to time in accordance with the judgement of the Investment Manager.

    Up to 35% of the value of the GLOBAL DIVIDEND GROWTH PORTFOLIO's total assets may be invested in: (a) convertible debt securities, convertible preferred securities, warrants (see "General Portfolio Techniques" below), U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies and instrumentalities), fixed-income securities issued by foreign governments and international organizations, investment grade corporate debt securities and/or money market instruments when, in the opinion of the Investment Manager, the projected total return on such securities is equal to or greater than the expected total return on equity securities or when such holdings might be expected to reduce the volatility of the portfolio (for purposes of this provision, the term "total return" means the difference between the cost of a security and the aggregate of its market value and dividends received) and forward foreign currency exchange contracts, futures contracts and options (see "General Portfolio Techniques" below and in the Statement of Additional Information); or (b) money market instruments under any one or more of the following circumstances: (i) pending investment of proceeds of sale of the Portfolio's shares or of portfolio securities; (ii) pending settlement of purchases of portfolio securities; or
(iii) to maintain liquidity for the purpose of meeting anticipated redemptions. The term investment grade consists of debt instruments rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Corporation or, if not rated, determined to be of comparable quality by the Investment Manager (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB). U.S. Government securities are described above and in the Statement of Additional Information under "The Quality Income Plus Portfolio."

    The GLOBAL DIVIDEND GROWTH PORTFOLIO may also invest in securities of foreign issuers in the form of American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers, invest in zero coupon securities, purchase equity and fixed-income securities which are issued in private placements and invest up to 10% of its total assets in securities issued by other investment companies (see the discussion of these securities under "General Portfolio Techniques" below).

    Notwithstanding the GLOBAL DIVIDEND GROWTH PORTFOLIO's investment objective of seeking total return, the Portfolio may, for "defensive" purposes, without limitation, invest in: obligations of the United States Government, its agencies or instrumentalities; cash and cash equivalents in major currencies; repurchase agreements; and money market instruments which would be eligible investments for the Fund's Money Market Portfolio (as set forth above under "The Money Market Portfolio").

    Investors should carefully consider the risks of investing in securities of foreign issuers and securities denominated in non-U.S. currencies (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in foreign securities).


    The GLOBAL DIVIDEND GROWTH PORTFOLIO may enter into repurchase agreements, invest in real estate investment trusts, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.

THE EUROPEAN GROWTH PORTFOLIO

    The investment objective of the EUROPEAN GROWTH PORTFOLIO is to maximize the capital appreciation of its investments. There is no assurance that the objective will be achieved. The investment objective of the EUROPEAN GROWTH PORTFOLIO may not be changed without the approval of the shareholders of the EUROPEAN GROWTH PORTFOLIO. The following policies may be changed by the Board of Trustees without shareholder approval:

    The EUROPEAN GROWTH PORTFOLIO seeks to achieve its investment objective by investing at least 65% of its total assets in securities issued by issuers located in countries located in Europe. Such issuers will include companies (i) which are organized under the laws of a European country and have a principal office in a European country, or (ii) which derive 50% or more of their total revenues from business in Europe, or (iii) the equity securities of which are traded principally on a stock exchange in Europe.

    The principal countries in which such issuers will be located are France, the United Kingdom, Germany, the Netherlands, Spain, Sweden, Switzerland and Italy. The European Growth Portfolio may invest up to 35% of its total assets at any time in the securities (including up to 25% in government securities) of issuers located in each of the following countries: France, the United Kingdom and Germany.

    The securities invested in will primarily consist of equity securities issued by companies based in European countries, but may also include fixed-income securities issued or guaranteed by European governments, when it is deemed that such investments are consistent with the EUROPEAN GROWTH PORTFOLIO's investment objective. For example, there may be times when the Investment Manager or the Sub-Adviser determines that the prices of government securities are more likely to appreciate than those of equity securities. Such an occasion might arise when inflation concerns have led to general increases in interest rates. Such fixed-income securities which will be purchased by the Portfolio are likely to be obligations of the treasuries of one of the major European nations. In addition, the EUROPEAN GROWTH PORTFOLIO may invest in fixed-income securities which are, either alone or in combination with a warrant, option or other right, convertible into the common stock of a European issuer, when the Investment Manager or the Sub-Adviser determines that such securities are more likely to appreciate in value than the common stock of such issuers or when the Investment Manager or the Sub-Adviser wishes to hedge the risk inherent in the direct purchase of the equity of a given issuer. The EUROPEAN GROWTH PORTFOLIO will select convertible securities of issuers whose common stock has, in the opinion of the Investment Manager or the Sub-Adviser, a superior investment potential (see "General Portfolio Techniques" below). The EUROPEAN GROWTH PORTFOLIO may also purchase equity and fixed-income securities which are issued in private placements and warrants or other securities conveying the right to purchase common stock, and may invest up to 10% of its total assets in securities issued by other investment companies (see the discussion of these securities under "General Portfolio Techniques" below).

    The remainder of the assets of the EUROPEAN GROWTH PORTFOLIO, equalling, at times, up to 35% of the Portfolio's total assets, may be invested in equity and/or governmental and convertible securities issued by issuers located anywhere in the world, including the United States, subject to the Portfolio's investment objective. In addition, this portion of the portfolio will consist of various other financial instruments such as forward foreign currency exchange contracts, futures contracts and options (see "General Portfolio Techniques" below and in the Statement of Additional Information). U.S. Government securities are described above and in the Statement of Additional Information under "The Quality Income Plus Portfolio."

    It is anticipated that the securities held by the EUROPEAN GROWTH PORTFOLIO in its portfolio will be denominated, principally, in liquid European currencies. Such currencies include the German mark, French franc, British pound, Dutch guilder, Swiss franc, Swedish krona, Italian lira, and Spanish peseta. In addition, the Portfolio may hold securities denominated in the European Currency Unit (a weighted composite of the currencies of member states of the European Monetary System). Securities of issuers within a given country may be denominated in the currency of a different country.

    The EUROPEAN GROWTH PORTFOLIO may also invest in securities of foreign issuers in the form of American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers (see the discussion of these securities under "General Portfolio Techniques" below).

    There may be periods during which market conditions warrant reduction of some or all of the EUROPEAN GROWTH PORTFOLIO's securities holdings. During such periods, the Portfolio may adopt a temporary "defensive" posture in which greater than 35% of its total assets are invested in cash or money market instruments which would be eligible investments for the Fund's MONEY MARKET PORTFOLIO (as set forth above under "The Money Market Portfolio").

    Investors should carefully consider the risks of investing in securities of foreign issuers and securities denominated in non-U.S. currencies (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in foreign securities).


    The EUROPEAN GROWTH PORTFOLIO may enter into repurchase agreements, invest in zero coupon securities, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


THE PACIFIC GROWTH PORTFOLIO

    The investment objective of the PACIFIC GROWTH PORTFOLIO is to maximize the capital appreciation of its investments. There is no assurance that the objective will be achieved. The investment objective of the PACIFIC GROWTH PORTFOLIO may not be changed without the approval of the shareholders of the PACIFIC GROWTH PORTFOLIO. The following policies may be changed by the Board of Trustees without shareholder approval:

    The PACIFIC GROWTH PORTFOLIO seeks to achieve its investment objective by investing at least 65% of its total assets in securities issued by issuers located in Asia, Australia and New Zealand. Such issuers will include companies which are organized under the laws of an Asian country, Australia or New Zealand and have a principal office in an Asian country, Australia or New Zealand, or which derive 50% or more of their total revenues from business in an Asian country, Australia or New Zealand.

    The principal countries in which such issuers will be located are Japan, Australia, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, Indonesia, Taiwan and South Korea. The Pacific Growth Portfolio may invest up to 35% of its total assets in issuers located in each of Australia and Japan.

    The securities invested in will primarily consist of equity securities issued by companies based in Asian countries, Australia and New Zealand which the Investment Manager and/or Sub-Adviser believe are most likely to help the PACIFIC GROWTH PORTFOLIO meet its investment objective, but may also include fixed-income securities issued or guaranteed by (I.E., are the direct obligations of) the governments of such countries, when it is deemed by the Investment Manager or Sub-Adviser that such investments are consistent with the Portfolio's investment objective. For example, there may be times when the Investment Manager or Sub-Adviser determines that the prices of government securities are more likely to appreciate than those of equity securities. Such an occasion might arise when inflation concerns have led to general increases in interest rates. Such fixed-income securities which will be purchased by the Portfolio are likely to be obligations of the treasuries of Australia or Japan. In addition, the PACIFIC GROWTH PORTFOLIO may invest in fixed-income securities which are, either alone or in combination with a warrant, option or other right, convertible into the common stock of an issuer, when the Investment Manager or the Sub-Adviser determines that such securities are more likely to appreciate in value than the common stock of such issuers or when the Investment Manager or Sub-Adviser wishes to hedge the risk inherent in the direct purchase of the equity of a given issuer, by receiving a steady stream of interest payments. The PACIFIC GROWTH PORTFOLIO will select convertible securities of issuers whose common stock has, in the opinion of the Investment Manager or Sub-Adviser, a potential to appreciate in price (see "General Portfolio Techniques" below). The PACIFIC GROWTH PORTFOLIO may also purchase equity and fixed-income securities which are issued in private placements and warrants or other securities conveying the right to purchase common stock, and may invest up to 10% of its total assets in securities issued by other investment companies (see the discussion of these securities under "General Portfolio Techniques" below).

    The decisions of the Investment Manager and Sub-Adviser to invest in securities for the PACIFIC GROWTH PORTFOLIO will be based on a general strategy of selecting those issuers which they believe have shown a high rate of growth in earnings. Moreover, securities will primarily be selected which possess, on both an absolute basis and as compared with other securities in their region and around the world, attractive price/earnings, price/cash flow and price/ revenue ratios.

    The remainder of the assets of the PACIFIC GROWTH PORTFOLIO, equalling, at times, up to 35% of the Portfolio's total assets, may be invested in equity and/or fixed-income and convertible securities issued by issuers located anywhere in the world, including the United States, subject to the Fund's investment objective. In addition, this portion of the portfolio will consist of various other financial instruments such as forward foreign currency exchange contracts, futures contracts and options (see "General Portfolio Techniques" below and in the Statement of Additional Information). U.S. government securities are described above and in the Statement of Additional Information under "The Quality Income Plus Portfolio."

    It is anticipated that the securities held by the PACIFIC GROWTH PORTFOLIO in its portfolio will be denominated, principally, in the liquid Asian currencies and the Australian dollar. Such currencies include the Japanese yen, Malaysian ringgit, Singapore dollar, Hong Kong dollar, Thai baht, Philippine peso, Indonesia rupiah, Taiwan dollar and South Korean won. Securities of issuers within a given country may be denominated in the currency of a different country.

    The PACIFIC GROWTH PORTFOLIO may also invest in securities of foreign issuers in the form of American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers (see the discussion of these securities under "General Portfolio Techniques" below).

    There may be periods during which market conditions warrant reduction of some or all of the PACIFIC GROWTH PORTFOLIO's securities holdings. During such periods, the Portfolio may adopt a temporary "defensive" posture in which greater than 35% of its net assets are invested in cash or money market instruments that would be eligible investments for the Fund's MONEY MARKET PORTFOLIO (as set forth above under "The Money Market Portfolio").

    Investors should carefully consider the risks of investing in securities of foreign issuers and securities denominated in non-U.S. currencies (see "General Portfolio Techniques" below for a discussion of the characteristics and risks of investments in foreign securities). In particular, the foreign securities in which the PACIFIC GROWTH PORTFOLIO will be investing may be issued by issuers located in developing countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Prices on these securities tend to be especially volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.


    The PACIFIC GROWTH PORTFOLIO may enter into repurchase agreements, invest in zero coupon securities, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.



THE CAPITAL APPRECIATION PORTFOLIO



    The investment objective of the CAPITAL APPRECIATION PORTFOLIO is long-term capital appreciation. There is no assurance that the objective will be achieved. The investment objective of the CAPITAL APPRECIATION PORTFOLIO may not be changed without the approval of the shareholders of the CAPITAL APPRECIATION PORTFOLIO. The following policies may be changed by the Board of Trustees without shareholder approval:



    The CAPITAL APPRECIATION PORTFOLIO seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in the common stocks of U.S. companies that, in the opinion of the Investment Manager, offer the potential for either superior earnings growth and/or appear to be undervalued.



    The Investment Manager will base the selection of stocks for the portfolio of the CAPITAL APPRECIATION PORTFOLIO on research and analysis, taking into account, among other factors, a company's price/ earnings ratio (that is whether the current stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share; or the price-to-earnings ratio is attractive relative to the company's underlying earnings growth rate), growth in sales, market-to-book ratio, the quality of a company's balance sheet, sales-per-share and profitability in order to determine whether the current market valuation is less than the Investment Manager's view of a company's intrinsic value. Also, when reviewing investments for selection, the Investment Manager will consider the following characteristics of a company: capable management; attractive business niches; pricing flexibility; sound financial and accounting practices and a demonstrated ability or prospects to consistently grow revenues, earnings and cash flow. Stocks may also be selected on the basis of whether the Investment Manager believes that the potential exists for some catalyst (such as increased investor attention, asset sales, a new product/innovation, or a change in management) to cause the stock's price to rise. Such factors are part of the Investment Manager's overall investment selection process.



    The Investment Manager has no general criteria as to asset size, earnings or industry type which would make an investment unsuitable for purchase by the CAPITAL APPRECIATION PORTFOLIO. In addition, since the Investment Manager is seeking investments in companies whose securities may appear to be undervalued, there is no limitation on the stock price of any particular investment. However, as a result of the selection process, which focuses on fundamentals in relation to prices, such review of investments will include companies with low-priced stocks. In this category are large companies with low-priced stocks (so called "fallen angels") which, in the opinion of the Investment Manager, may appear to be undervalued because they are overlooked by many investors, may not be closely followed through investment research and/or their prices may reflect pessimism about the companies' (and/or their industries') outlook. Such companies, by virtue of their stock price, may be takeover candidates. Low-priced stocks are also associated with smaller companies whose securities' value may reflect a discount because of smaller size and lack of research coverage, emerging growth companies and private companies undergoing their initial public offering. The CAPITAL APPRECIATION PORTFOLIO will invest in companies of all sizes. For a discussion of the risks of investing in the securities of such companies, see below.



    Consequently, the CAPITAL APPRECIATION PORTFOLIO looks for quality businesses with an investment outlook based upon a mix of growth potential, financial strength and fundamental value. The focus on price and fundamentals sets the Portfolio apart from pure "growth" or pure "value" funds. The CAPITAL APPRECIATION PORTFOLIO's holdings will be widely diversified by industry and company and under most circumstances, at the time of initial purchase, the average position will be less than 1.5% of the Portfolio's net assets.



    In addition to U.S. common stock, up to 35% of the CAPITAL APPRECIATION PORTFOLIO's total assets may be invested in debt or preferred equity securities convertible into or exchangeable for equity securities, rights and warrants, when considered by the Investment Manager to be consistent with the Portfolio's investment objective. (For a discussion of each of these types of securities, see "General Portfolio Techniques" below.)



    The CAPITAL APPRECIATION PORTFOLIO may also invest in other debt securities without regard to quality or rating, if in the opinion of the Investment Manager such securities meet the investment criteria of the CAPITAL APPRECIATION PORTFOLIO. However, the CAPITAL APPRECIATION PORTFOLIO will not purchase a non-investment grade debt security (or junk bond) if, immediately after such purchase, the Portfolio would have more than 5% of its total assets invested in such securities. See "General Portfolio Techniques" below for a discussion of investment in securities rated Baa by Moody's Investors Service, Inc. or Baa by Standard & Poor's Corporation (the lowest credit ratings designated "investment grade") and a discussion of investments in securities rated lower than investment grade.



    Given the investment risks described below, an investment in shares of the CAPITAL APPRECIATION PORTFOLIO should not be considered a complete investment program and is not appropriate for all investors. Investors should carefully consider their ability to assume these risks before making an investment in the CAPITAL APPRECIATION PORTFOLIO.



    The net asset value of the shares of the CAPITAL APPRECIATION PORTFOLIO will fluctuate with changes in the market value of its portfolio securities. The market value of the portfolio securities of the CAPITAL APPRECIATION PORTFOLIO will increase or decrease due to a variety of economic, market or political factors which cannot be predicted. The CAPITAL APPRECIATION PORTFOLIO is intended for long-term investors who can accept the risks involved in seeking long-term capital appreciation through the investment primarily in the securities of companies that offer the potential for either superior earnings growth and/or appear to be undervalued. In selecting investments for the CAPITAL APPRECIATION PORTFOLIO, the Investment Manager has no general criteria as to a company's asset size, earnings or industry type. It should be recognized that investing in such companies involves greater risk than is customarily associated with investing in more established companies.

    The CAPITAL APPRECIATION PORTFOLIO may invest in securities of companies that are not well known to the investing public or followed by many securities analysts, with the result that there may be less publicly available information concerning such securities. Also, these securities may be more volatile in price and have lower trading volumes. In addition, while companies in which the CAPITAL APPRECIATION PORTFOLIO may invest often have sales and earnings growth rates which may exceed those of large companies and may be reflected in more rapid share price appreciation, such companies may have limited operating histories, product lines, markets or financial resources and they may be dependent upon one-person management. These companies may be subject to intense competition from larger companies. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of larger companies or in the market averages in general. In the case of securities of large companies with lower-priced stock (the so-called "fallen angels"), the risk associated with such investment is that the price may continue to fall.



    There may be periods during which, in the opinion of the Investment Manager, market conditions warrant a reduction of some or all of the CAPITAL APPRECIATION PORTFOLIO's securities holdings. During such periods, the Portfolio may adopt a temporary "defensive" posture in which greater than 35% of its total assets is invested in cash or money market instruments, including obligations issued or guaranteed as to principal or interest by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of $1 billion or more, and short-term commercial paper of corporations organized under the laws of any state or political subdivision of the United States.



    The CAPITAL APPRECIATION PORTFOLIO may enter into repurchase agreements, invest in foreign securities, zero coupon securities and real estate investment trusts, invest up to 10% of its total assets in securities issued by other investment companies, engage in futures contracts and options transactions, lend its portfolio securities, purchase securities which are issued in private placements or are otherwise not readily marketable, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of these investments and techniques (and subject to the risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


THE EQUITY PORTFOLIO

    The portfolio of the EQUITY PORTFOLIO will be actively managed by the Investment Manager with a view to achieving the EQUITY PORTFOLIO's primary investment objective of growth of capital through investments in common stock of companies believed by the Investment Manager to have potential for superior growth. As a secondary objective, the EQUITY PORTFOLIO will seek income, but only when consistent with its primary objective. There can be no assurance that the objectives will be achieved.

    The investment objectives of the EQUITY PORTFOLIO may not be changed without the approval of the shareholders of the EQUITY PORTFOLIO. The following policies may be changed by the Trustees of the Fund without shareholder approval:


    Consistent with its primary investment objective, the EQUITY PORTFOLIO will invest principally in common stocks, under most conditions, but may also invest in corporate debt securities which are rated at the time of purchase Aa or better by Moody's Investors Service, Inc. or AA or better by Standard & Poor's Corporation (the Portfolio may continue to hold a security even if its quality rating is reduced by a rating service below those specified; see "General Portfolio Techniques" below for a discussion of the risks of holding lower-rated securities), U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States, its agencies or instrumentalities), preferred stocks, securities convertible into common stock, including convertible debt obligations and convertible preferred stocks, and warrants (see the discussion of convertible securities and warrants under "General Portfolio Techniques" below). The EQUITY PORTFOLIO will invest at least 65% of its net assets at all times, except for temporary and defensive purposes, in equity securities and securities convertible into equity securities. In determining the percentage of the EQUITY PORTFOLIO's assets to be invested in equity securities, the Investment Manager may employ valuation models based on various economic and market indicators. Equity assets will be distributed among high-quality, large-capitalization, dividend-oriented stocks, stocks of small- and medium-sized growth-oriented companies, and stocks which it believes to be undervalued regardless of capitalization size. Funds will be allocated among these different approaches based on the Investment Manager's evaluation of economic and market trends and on valuation parameters such as price/earnings ("P/E") ratios, price/book ratios, dividend yields, P/ E to growth rate ratios, and/or dividend discount models. While the EQUITY PORTFOLIO may not invest in securities of foreign issuers, it may invest in (a) securities of Canadian issuers registered under the Securities Exchange Act of 1934 and (b) American Depository Receipts ("ADRs") (see the discussion of ADRs under "General Portfolio Techniques" below).

    In order to maintain a liquid position or in periods in which general market conditions warrant, in the opinion of the Investment Manager, the adoption of a temporary "defensive" posture, part of the assets of the EQUITY PORTFOLIO may be invested in money market instruments, including obligations issued or guaranteed as to principal or interest by the United States, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of $1 billion or more, and short-term commercial paper of corporations organized under the laws of any state or political subdivision of the United States.


    The EQUITY PORTFOLIO may enter into repurchase agreements, invest in zero coupon securities, invest in real estate investment trusts, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those techniques (and subject to the same risks) set forth under "General Portfolio Techniques" below and in the Statement of Additional Information.


THE STRATEGIST PORTFOLIO

    The investment objective of the STRATEGIST PORTFOLIO is to seek a high total investment return through a fully managed investment policy utilizing equity, fixed-income and money market securities, and the writing of covered call and put options. This is a fundamental policy and cannot be changed without the approval of the shareholders of the STRATEGIST PORTFOLIO. In seeking to achieve its objective, the STRATEGIST PORTFOLIO actively allocates assets among the major asset categories of equity securities, fixed-income securities and money market instruments. Total investment return consists of current income (including dividends, interest and, in the case of discounted instruments, discount accretion) and capital appreciation. There can be no assurance that the investment objective of the STRATEGIST PORTFOLIO will be achieved. The following policies may be changed by the Trustees of the Fund without shareholder approval:

    The achievement of the STRATEGIST PORTFOLIO's investment objective depends on the ability of the Investment Manager to assess the effect of economic and market trends on different sectors of the market. The Investment Manager believes that superior investment returns at a lower risk are achievable by actively allocating resources to the equity, debt and money market sectors of the market as opposed to relying solely on just one market. At times, the equity market may hold a higher potential return than the debt market and would warrant a higher asset allocation. The reverse would be true when the bond market potential return is higher. Short duration bonds and money market instruments can be used to soften market declines when both bonds and equities are fully priced. Conserving capital during declining markets can contribute to maximizing total return over a longer period of time. In addition, the securities of companies within various economic sectors may at times offer higher returns than other sectors and can thus contribute to superior returns. Finally, the Investment Manager believes that superior stock selection can also contribute to superior total return.

    Within the equity sector, the Investment Manager actively allocates funds to those economic sectors expected to benefit from major trends and to individual stocks which are deemed to have superior investment potential. The STRATEGIST PORTFOLIO may purchase equity securities (including warrants, convertible debt obligations and convertible preferred stock) sold on the New York, American and other stock exchanges and in the over-the-counter market. See the discussion of convertible securities and warrants under "General Portfolio Techniques" below.

    Within the fixed-income sector of the market, the Investment Manager seeks to maximize the return on its investments by adjusting maturities and coupon rates as well as by exploiting yield differentials among different types of investment grade bonds. Fixed-income securities in which the STRATEGIST PORTFOLIO may invest are short-term to intermediate (one to five year maturities) and intermediate to long-term (greater than five year maturities) debt securities and preferred stocks, including U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies and instrumentalities) and corporate securities which are rated at the time of purchase Baa or better by Moody's Investor Service, Inc. or BBB or better by Standard & Poor's Corporation, or which, if unrated, are deemed to be of comparable quality by the Fund's Trustees (a description of corporate bond ratings is contained in the Appendix). Fixed-income securities which may be purchased include zero coupon securities. See the discussion of the characteristics and risks of investments in fixed-income securities rated Baa or BBB and zero coupon securities under "General Portfolio Techniques" below.


    Within the money market sector of the market, the Investment Manager seeks to maximize returns by exploiting spreads among short-term instruments. The STRATEGIST PORTFOLIO may invest in money market securities which would be eligible investments for the Fund's MONEY MARKET PORTFOLIO (as set forth above under "The Money Market Portfolio").



    The STRATEGIST PORTFOLIO may enter into repurchase agreements, invest in foreign securities (including American Depository Receipts, European Depository Receipts or other similar securities convertible into securities of foreign issuers), invest in real estate investment trusts, lend its portfolio securities, invest in futures contracts and options, purchase securities on a when-issued or delayed delivery basis or a "when, as and if issued" basis, and purchase or sell securities on a forward commitment basis, in each case in accordance with the description of those investments and techniques (and subject to the risks) set forth under " General Portfolio Techniques" below and in the Statement of Additional Information.


GENERAL PORTFOLIO TECHNIQUES


    FOREIGN SECURITIES. The EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO will invest primarily in foreign securities. The GLOBAL DIVIDEND GROWTH PORTFOLIO will invest a substantial portion of its assets in foreign securities. Each of the INCOME BUILDER PORTFOLIO and the CAPITAL GROWTH PORTFOLIO may invest up to 25% of the value of its total assets, at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or American Depository Receipts ("ADRs") (described below), on which there is no such limit; investments in certain Canadian issuers may be speculative due to certain political risks and may be subject to substantial price fluctuations). The CAPITAL GROWTH PORTFOLIO's investments in unlisted foreign securities are subject to the overall restrictions applicable to investments in illiquid securities (see "Investment

Restrictions"). Each of the HIGH YIELD PORTFOLIO and the STRATEGIST PORTFOLIO may invest up to 20% of its total assets in securities issued by foreign governments and other foreign issuers and in foreign currency issues of domestic issuers, but not more than 10% of its total assets in such securities, whether issued by a foreign or a domestic issuer, which are denominated in foreign currency. The QUALITY INCOME PLUS PORTFOLIO may invest up to 35% of its total assets (taken together with certain other investments) in securities issued by foreign governments or their respective instrumentalities or agencies, but not more than 10% of its total assets in such securities which are denominated in foreign currency. The UTILITIES PORTFOLIO may invest up to 20% of the value of its total assets, at the time of purchase, in securities issued by foreign issuers, with a maximum of 10% of the value of its total assets, at the time of purchase, invested in such securities that are not ADRs. The CAPITAL APPRECIATION PORTFOLIO may invest up to 10% of the value of its total assets in foreign securities. The QUALITY INCOME PLUS PORTFOLIO and the HIGH YIELD PORTFOLIO may invest in money market obligations of domestic branches of foreign banks, or foreign branches of domestic banks, including Eurodollar Certificates of Deposit, as set forth above under the description of these Portfolios. The MONEY MARKET PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may invest in Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more.


    Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Fluctuations in the relative rates of exchange between the currencies of different nations will affect the value of a Portfolio's investments denominated in foreign currency. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of a Portfolio's assets denominated in that currency and thereby impact upon the Portfolio's total return on such assets.


    Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Moreover, foreign currency exchange rates may be affected by the regulatory control of the exchanges on which the currencies trade. The foreign currency transactions of a Portfolio will be conducted on a spot basis or, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, through forward foreign currency exchange contracts (described below) or, in the case of those three Portfolios and the CAPITAL APPRECIATION PORTFOLIO, futures contracts (described below under "Options and Futures Transactions"). A Portfolio will incur certain costs in connection with these currency transactions.


    Investments in foreign securities will also occasion risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. Political and economic developments in Europe, especially as they relate to changes in the structure of the European Economic Community and the anticipated development of a unified common market, may have profound effects upon the value of a large segment of the GLOBAL DIVIDEND GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO, in particular. Continued progress in the evolution of, for example, a united European common market may be slowed by unanticipated political or social events and may, therefore, adversely affect the value of certain of the securities held by a Portfolio. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher on foreign markets than in the U.S. In addition, differences in clearance and settlement procedures on foreign markets may occasion delays in settlements of Portfolio trades effected in such markets. Inability to dispose of portfolio securities due to settlement delays could result in losses to a Portfolio due to subsequent declines in value of such securities and the inability of the Portfolio to make intended security purchases due to settlement problems could result in a failure of the Portfolio to make potentially advantageous investments. To the extent a Portfolio purchases Eurodollar certificates of deposit issued by foreign branches of domestic United States banks, consideration will be given to their domestic marketability, the lower reserve requirements normally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, and future international political and economic developments which might adversely affect the payment of principal or interest.


    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO may engage in transactions involving forward foreign currency exchange contracts ("forward contracts"). A forward contract involves an obligation to purchase or sell a currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO may enter into forward contracts as a hedge against fluctuations in future foreign exchange rates.


    The Portfolios will enter into forward contracts under various circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may, for example, desire to "lock in" the price of the security in U.S. dollars or some other foreign currency which the Portfolio is temporarily holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

    At other times, when, for example, it is believed that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar or some other foreign currency, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities (or securities which the Portfolio has purchased for its portfolio) denominated in such foreign currency. Under identical circumstances, the Portfolio may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other currency, an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of the portfolio securities to be hedged. This method of hedging, called "cross-hedging," will be selected when it is determined that the foreign currency in which the portfolio securities are denominated has insufficient liquidity or is trading at a discount as compared with some other foreign currency with which it tends to move in tandem.

    In addition, when a Portfolio anticipates purchasing securities at some time in the future, and wishes to lock in the current exchange rate of the currency in which those securities are denominated against the U.S. dollar or some other foreign currency, it may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase, for a fixed amount of U.S. dollars or other currency.

    Lastly, the Portfolios are permitted to enter into forward contracts with respect to currencies in which certain of their portfolio securities are denominated and on which options have been written (see "Options and Futures Transactions" below and in the Statement of Additional Information).


    In all of the above circumstances, if the currency in which portfolio securities (or anticipated portfolio securities) are denominated rises in value with respect to the currency which is being purchased (or sold), then the Portfolio will have realized fewer gains than had the Portfolio not entered into the forward contracts. Moreover, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO are not required to enter into such transactions with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Manager or, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Adviser. The Portfolios generally will not enter into a forward contract with a term of greater than one year, although they may enter into forward contracts for periods of up to five years. The Portfolios may be limited in their ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualifications as a regulated investment company (see "Dividends, Distributions and Taxes").



    AMERICAN DEPOSITORY RECEIPTS AND EUROPEAN DEPOSITORY RECEIPTS. The HIGH YIELD PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may also invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other similar securities convertible into securities of foreign issuers. In addition, the DIVIDEND GROWTH PORTFOLIO and the EQUITY PORTFOLIO may invest in ADRs. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.



    SECURITIES OF OTHER INVESTMENT COMPANIES. Each of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may invest up to 10% of its total assets in securities issued by other investment companies. Such investments are necessary in order to participate in certain foreign markets where foreigners are prohibited from investing directly in the securities of individual issuers. The Portfolio will incur any indirect expenses incurred through investment in an investment company, such as the payment of a management fee (which may result in the payment of an additional advisory fee). Furthermore, it should be noted that foreign investment companies are not subject to the U.S. securities laws and may be sub-
ject to fewer or less stringent regulations than U.S. investment companies.


    INVESTMENTS IN SECURITIES RATED BAA BY MOODY'S OR BBB BY S&P. The UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may invest a portion of their assets in fixed-income securities rated at the time of purchase Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Corporation ("S&P"). Investments in fixed-income securities rated either Baa by Moody's or BBB by S&P (the lowest credit ratings designated "investment grade") may have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings. If a bond held by a Portfolio other than the CAPITAL APPRECIATION PORTFOLIO is downgraded by a rating agency to a rating of below Baa or BBB, the Portfolio will retain such security in its portfolio until the Investment Manager determines that it is practicable to sell the security without undue market or tax consequences to the Portfolio. In the case of the CAPITAL APPRECIATION PORTFOLIO, in the event the Portfolio's investments in non-convertible fixed-income securities rated below Baa or BBB, including downgraded securities, constitute more than 5% of the Portfolio's total assets, the CAPITAL APPRECIATION PORTFOLIO will seek immediately to sell sufficient securities to reduce the total to below 5%. The risks of holding lower-rated securities are described below.



    SPECIAL CONSIDERATIONS FOR INVESTMENTS IN HIGH YIELD SECURITIES. Because of the special nature of the HIGH YIELD PORTFOLIO's, the INCOME BUILDER PORTFOLIO's and the CAPITAL APPRECIATION PORTFOLIO's investments in lower rated, high yield securities, commonly known as "junk bonds," the Investment Manager must take account of certain special considerations in assessing the risks associated with such investments. Although the growth of the high yield securities market in the 1980s had paralleled a long economic expansion, recently many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on the high yield bond market and on the value of the high yield securities held by the Portfolios, as well as on the ability of the securities' issuers to repay principal and interest on their borrowings.



    The prices of high yield securities have been found to be less sensitive to changes in prevailing interest rates than higher-rated investments, but are likely to be more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. If the issuer of a fixed-income security owned by a Portfolio defaults, the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and change can be expected to result in an increased volatility of market prices of high yield securities and a concomitant volatility in the net asset value of a share of the Portfolio. Moreover, the market prices of certain of the securities which are structured as zero coupon and payment-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash (see "Dividends, Distributions and Taxes" for a discussion of the tax ramifications of investments in such securities).



    The secondary market for high yield securities may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Fund's Trustees to arrive at a fair value for certain high yield securities at certain times and could make it difficult for the Portfolios to sell certain securities.

    New laws and proposed new laws may have a potentially negative impact on the market for high yield bonds. For example, present legislation requires federally-insured savings and loan associations to divest their investments in high yield bonds. This legislation and other proposed legislation may have an adverse effect upon the value of high yield securities and a concomitant negative impact upon the net asset value of a share of the HIGH YIELD PORTFOLIO, the INCOME BUILDER PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO.



    CONVERTIBLE SECURITIES. Each Portfolio (other than the MONEY MARKET PORTFOLIO) may acquire, through purchase or a distribution by the issuer of a security held in its portfolio, a fixed-income security which is convertible into common stock of the issuer. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).



    To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege). At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.



    A portion of the convertible securities in which each of these Portfolios may invest are not rated. With the exception of securities purchased by the QUALITY INCOME PLUS PORTFOLIO (which may not invest in securities rated lower than A by Moody's or S&P at the time of purchase), when such securities are rated, such ratings will generally be below investment grade. Securities below investment grade are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." However, with the exception of the HIGH YIELD PORTFOLIO (which invests primarily in lower-rated securities), no Portfolio will invest in convertible securities that are in default in payment of principal or interest and each Portfolio other than the HIGH YIELD PORTFOLIO, the INCOME BUILDER PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO has no current intention of investing in excess of 10% of its net assets in unrated or lower-rated convertible securities. The risks of holding lower-rated securities are described above.



    The INCOME BUILDER PORTFOLIO may invest up to 25% of its total assets in "enhanced" convertible securities. Enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company, in return for reduced participation or a cap on appreciation in the underlying common stock of the issuer which the holder can realize. In addition, in many cases, enhanced convertible securities are convertible into the underlying common stock of the issuer automatically at maturity, unlike traditional convertible securities which are convertible only at the option of the security holder. Enhanced convertible securities may be more volatile than traditional convertible securities due to the mandatory conversion feature.



    The INCOME BUILDER PORTFOLIO also may invest up to 10% in "synthetic" convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" convertible securities are preferred stocks or debt obligations of an issuer which are combined with an equity com-
ponent whose conversion value is based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In many cases, "synthetic" convertible securities are not convertible prior to maturity, at which time the value of the security is paid in cash by the issuer.



    "Synthetic" convertible securities may be less liquid than traditional convertible securities and their price changes may be more volatile. Reduced liquidity may have an adverse impact on the ability of the INCOME BUILDER PORTFOLIO to sell particular synthetic securities promptly at favorable prices and may also make it more difficult for the Portfolio to obtain market quotations based on actual trades, for purposes of valuing the portfolio securities of the INCOME BUILDER PORTFOLIO.



    The INCOME BUILDER PORTFOLIO may invest without limitation in "exchangeable" convertible bonds and convertible preferred stock which are issued by one company, but convertible into the common stock of a different publicly traded company. These securities generally have liquidity trading and risk characteristics similar to traditional convertible securities noted above.



    REAL ESTATE INVESTMENT TRUSTS. Each of the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may invest in real estate investment trusts, which pool investors' funds for investments primarily in commercial real estate properties. Investment in real estate investment trusts may be the most practical available means for the Portfolios to invest in the real estate industry (the Portfolios are prohibited from investing in real estate directly). As a shareholder in a real estate investment trust, the Portfolio would bear its ratable share of the real estate investment trust's expenses, including its advisory and administration fees. At the same time the Portfolio would continue to pay its own investment management fees and other expenses, as a result of which the Portfolio and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in real estate investment trusts. Real estate investment trusts are not diversified and are subject to the risk of financing projects. They are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, and the possibility of failing to qualify for tax-free status under the Internal Revenue Code and failing to maintain exemption from the Investment Company Act of 1940, as amended.



    LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, each Portfolio of the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Portfolio (subject to certain notice provisions described in the Statement of Additional Information), and are at all times secured by cash or money market instruments, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least the market value, determined daily, of the loaned securities. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, loans of portfolio securities will only be made to firms deemed by the Investment Manager or, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Adviser to be creditworthy and when the income which can be earned from such loans justifies the attendant risks.


    REPURCHASE AGREEMENTS. Each Portfolio of the Fund may enter into repurchase agreements, which may be viewed as a type of secured lending by the Portfolio, and which typically involve the acquisition by the Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Portfolio will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and specifying the required value of the collateral underlying the agreement.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time, in the ordinary course of business, each Portfolio of the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. While a Portfolio will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, a Portfolio may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. A Portfolio will also establish a segregated account with its custodian bank in which it will continually maintain cash or cash equivalents or other high grade debt portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of the Portfolio's net asset value.


    WHEN, AS AND IF ISSUED SECURITIES. Each Portfolio (other than the MONEY MARKET PORTFOLIO) may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio until the Investment Manager determines that the issuance of the security is probable, whereupon the accounting treatment for such commitment will be the same as for a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, described above and in the Statement of Additional Information. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.


    PRIVATE PLACEMENTS. As a fundamental policy, which may be changed only by the shareholders of the affected Portfolios, each of the QUALITY INCOME PLUS PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may invest up to 5% of its total assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.


    As a non-fundamental policy, which may be changed by the Trustees of the Fund, each of the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may invest up to 5%, the EUROPEAN GROWTH PORTFOLIO may invest up to 10%, and each of the HIGH YIELD PORTFOLIO and the PACIFIC GROWTH PORTFOLIO may invest up to 15%, of its total assets in private placements or restricted securities. (With regard to these eight Portfolios, securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.)



    The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the twelve Portfolios named above to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by any of these Portfolios. If a restricted security is determined to be "liquid," such security will not be included within the category "illiquid securities," which is limited by the Fund's investment restrictions to 10% of the total assets of each of these Portfolios other than the HIGH YIELD PORTFOLIO, the INCOME BUILDER PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, and which under current policy is limited to 15% of the net assets of each of the five Portfolios named above.


    ZERO COUPON SECURITIES. A portion of the fixed-income purchased by each Portfolio may be zero coupon securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise.

    A zero coupon security pays no interest to its holder during its life. Therefore, to the extent a Portfolio invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis. Current federal tax law requires that a holder (such as a Portfolio) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Portfolio receives no interest payments in cash on the security during the year.


    WARRANTS. Each Portfolio (other than the MONEY MARKET PORTFOLIO and the QUALITY INCOME PLUS PORTFOLIO) may acquire warrants attached to other securities and, in addition, each of the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may invest up to 5% of the value of its total assets in warrants not attached to other securities, including up to 2% of such assets in warrants not listed on either the New York or American Stock Exchange or, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, on either a recognized domestic or foreign exchange. Warrants are, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and have no voting rights, pay no dividends and have no rights with respect to the corporation issuing them. If warrants remain unexercised at the end of the exercise period, they will lapse and the Portfolio's investment in them will be lost. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

OPTIONS AND FUTURES TRANSACTIONS


    As noted above, each of the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may write covered call options against securities held in its portfolio and covered put options on eligible portfolio securities (the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may also write covered put and call options on stock indexes) and purchase options of the same or similar series to effect closing transactions, and may hedge against potential changes in the market value of its investments (or anticipated investments) by purchasing put and call options on securities which it holds (or has the right to acquire) in its portfolio and engaging in transactions involving interest rate futures contracts and bond index futures contracts and options on such contracts. The UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may also hedge against such changes by entering into transactions involving stock index futures contracts and options thereon, and (except for the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO) options on stock indexes. The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may also hedge against potential changes in the market value of the currencies in which their investments (or anticipated investments) are denominated by writing and/or purchasing put and call options on currencies and engaging in transactions involving currencies futures contracts and options on such contracts.


    Call and put options on U.S. Treasury notes, bonds and bills, on various foreign currencies and on equity securities are listed on Exchanges and are written in over-the-counter transactions ("OTC options"). Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Portfolio the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange the underlying security covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the U.S.) or other clearing corporation or exchange the underlying security at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Portfolio the right to sell the underlying security to the OCC (in the U.S.) or other clearing corporation or exchange at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security from the OCC (in the U.S.) or other clearing corporation or exchange at the exercise price.


    Exchange-listed options are issued by the OCC (in the U.S.) or other clearing corporation or exchange which assures that all transactions in such options are properly executed. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities (or, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO or the CAPITAL APPRECIATION PORTFOLIO, the currency) underlying an option it has written, in accordance with the terms of that option, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Portfolios will engage in OTC option transactions only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.


    COVERED CALL WRITING. The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO are permitted to write covered call options on portfolio securities, without limit, in order to aid them in achieving their investment objectives. In the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, such options may be denominated in either U.S. dollars or foreign currencies and may be on the U.S. dollar and foreign currencies. As a writer of a call option, the Portfolio has the obligation, upon notice of exercise of the option, to deliver the security (or amount of currency) underlying the option prior to the expiration date of the option (certain listed and OTC put options written by a Portfolio will be exercisable by the purchaser only on a specific date).



    COVERED PUT WRITING. As a writer of covered put options, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO or the STRATEGIST PORTFOLIO incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by a Portfolio will be exercisable by the purchaser only on a specific date). The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO will write put options for two purposes: (1) to receive the income derived from the premiums paid by purchasers; and (2) when the Portfolio's management wishes to purchase the security underlying the option at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought. The aggregate value of the obligations underlying the puts determined as of the date the options are sold will not exceed 50% of a Portfolio's net assets.



    PURCHASING CALL AND PUT OPTIONS. The QUALITY INCOME PLUS PORTFOLIO may purchase listed and OTC call and put options in amounts equalling up to 10% of its total assets. Each of the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may purchase such call and put options in amounts equalling up to 5% of its total assets. Each of the UTILITIES PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO and the STRATEGIST PORTFOLIO may purchase such call and put options and options on stock indexes in amounts equalling up to 10% of its total assets, with a maximum of 5% of its total assets invested in the purchase of stock index options. These Portfolios may purchase call options either to close out a covered call position or to protect against an increase in the price of a security a Portfolio anticipates purchasing or, in the case of call options on a foreign currency, to hedge against an adverse exchange rate change of the currency in which the security the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO or the CAPITAL APPRECIATION PORTFOLIO anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The Portfolio may purchase put options on securities which it holds (or has the right to acquire) in its portfolio only to protect itself against a decline in the value of the security. Similarly, each of the GLOBAL DIVIDEND

GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may purchase put options on currencies in which securities it holds are denominated only to protect itself against a decline in value of such currency vis-a-vis the currency in which the exercise price is denominated. The Portfolios may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the ability of these Portfolios to purchase call and put options.



    STOCK INDEX OPTIONS. The UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may invest in options on stock indexes, which are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. See "Risks of Options on Indexes," in the Statement of Additional Information.



    FUTURES CONTRACTS. The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may purchase and sell interest rate futures contracts that are currently traded, or may in the future be traded, on U.S. commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, and bills and GNMA Certificates and bond index futures contracts that are traded on U.S. commodity exchanges on such indexes as the Moody's Investment-Grade Corporate Bond Index. The UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may also purchase and sell stock index futures contracts that are currently traded, or may in the future be traded, on U.S. commodity exchanges on such indexes as the S&P 500 Index and the New York Stock Exchange Composite Index. The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may also purchase and sell futures contracts that are currently traded, or may in the future be traded, on foreign commodity exchanges on such underlying securities as common stocks or any foreign government fixed-income security, on various currencies ("currency futures") and on such indexes of foreign equity and fixed-income securities as may exist or come into being, such as the Financial Times Equity Index. As a futures contract purchaser, a Portfolio incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of a futures contract, a Portfolio incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.



    The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO will purchase or sell interest rate futures contracts and bond index futures contracts for the purpose of hedging their fixed-income portfolio (or anticipated portfolio) securities against changes in prevailing interest rates or, in the case of the UTILITIES PORTFOLIO and the STRATEGIST PORTFOLIO, to facilitate asset reallocations into and out of the fixed-income area. The UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO will purchase or sell stock index futures contracts for the purpose of hedging their equity portfolio (or anticipated portfolio) securities against changes in their prices or, in the case of the UTILITIES PORTFOLIO and the STRATEGIST PORTFOLIO, to facilitate asset reallocations into and out of the equity area. The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO will purchase or sell currency futures on currencies in which their portfolio securities (or anticipated portfolio securities) are denominated for the purposes of hedging against anticipated changes in currency exchange rates.



    OPTIONS ON FUTURES CONTRACTS. The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO will only purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts.


    RISKS OF OPTIONS AND FUTURES TRANSACTIONS. A Portfolio may close out its position as writer of an option, or as a buyer or seller of a futures contract, only if a liquid secondary market exists for options or futures contracts of that series. There is no assurance that such a market will exist, particularly in the case of OTC options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. Also, exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

    The extent to which a Portfolio may enter into transactions involving options and futures contracts may be limited by the Internal Revenue Code's requirements for qualification of each Portfolio as a regulated investment company and the Fund's intention to qualify each Portfolio as such. See "Dividends, Distributions and Taxes."


    While the futures contracts and options transactions to be engaged in by the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO for the purpose of hedging their portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk is that the Portfolio's management could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if a Portfolio sold interest rate futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, the Portfolio would lose money on the sale.



    Another risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities, currencies and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the U.S. dollar cash prices of the portfolio securities (and, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, the securities' denominated currencies). Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which the Portfolio seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.


    The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, by entering into transactions in foreign futures and options markets, will incur risks similar to those discussed above under "Foreign Securities."



    New options and futures contracts and other financial products and various combinations thereof continue to be developed. The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may invest in any such options, futures and products as may be developed to the extent consistent with their investment objectives and applicable regulatory requirements, and the Fund will make any and all pertinent disclosures relating to such investments in its Prospectus and/ or Statement of Additional Information. Except as otherwise noted above, there are no limitations on the ability of any of these Portfolios to invest in options, futures and options on futures.


PORTFOLIO TRADING
    Although the Fund does not intend to engage in short-term trading of portfolio securities as a means of achieving the investment objectives of the respective Portfolios, each Portfolio may sell portfolio securities without regard to the length of time they have been held whenever such sale will in the opinion of the Investment Manager (or, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Adviser) strengthen the Portfolio's position and contribute to its investment objectives. In determining which securities to purchase for the Portfolios or hold in a Portfolio, the Investment Manager and, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Adviser will rely on information from various sources, including research, analysis and appraisals of brokers and dealers, the views of Trustees of the Fund and others regarding economic developments and interest rate trends, and the Investment Manager's and, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Adviser's own analysis of factors they deem relevant.

    Personnel of the Investment Manager and, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Adviser have substantial experience in the use of the investment techniques described above under the heading "Options and Futures Transactions," which techniques require skills different from those needed to select the portfolio securities underlying various options and futures contracts.

    Brokerage commissions are not normally charged on the purchase or sale of money market instruments and U.S. Government obligations, or on currency conversions, but such transactions will involve costs in the form of spreads between bid and asked prices. Orders for transactions in portfolio securities and commodities may be placed for the Fund with a number of brokers and dealers, including Dean Witter Reynolds Inc. ("DWR"), the principal underwriter of certain of the Variable Annuity Contracts and the Variable Life Contracts and a broker-dealer affiliate of InterCapital, and certain affiliated broker-dealers of Morgan Grenfell Investment Services Limited, the Sub-Adviser of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO. Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with DWR. In addition, the Fund may incur brokerage commissions on transactions conducted through DWR and affiliated broker-dealers of the Sub-Adviser of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO.


    The Money Market Portfolio is expected to have a high portfolio turnover due to the short maturities of securities purchased, but this should not affect income or net asset value as brokerage commissions are not normally charged on the purchase or sale of money market instruments. It is not anticipated that the portfolio turnover rates of the Portfolios will exceed the following percentages in any year: QUALITY INCOME PLUS PORTFOLIO: 300%; HIGH YIELD PORTFOLIO: 300%; UTILITIES PORTFOLIO: 100%; DIVIDEND GROWTH PORTFOLIO: 90%; INCOME BUILDER
PORTFOLIO: 90%; CAPITAL GROWTH PORTFOLIO: 200%; GLOBAL DIVIDEND GROWTH
PORTFOLIO: 100%; EUROPEAN GROWTH PORTFOLIO: 100%; PACIFIC GROWTH PORTFOLIO:
100%; CAPITAL APPRECIATION PORTFOLIO: 300%; EQUITY PORTFOLIO: 300%; and STRATEGIST PORTFOLIO: 400%. A portfolio turnover rate exceeding 100% in any one year is greater than that of many other investment companies. Each Portfolio of the Fund will incur underwriting discount costs (on underwritten securities) and/ or brokerage costs commensurate with its portfolio turnover rate. The expenses of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO relating to their portfolio management are likely to be greater than those incurred by other investment companies investing primarily in securities issued by domestic issuers as custodial costs, brokerage commissions and other transaction charges related to investing in foreign markets are generally higher than in the United States. Short-term gains and losses may result from portfolio transactions. See "Dividends, Distributions and Taxes" for a discussion of the tax implications of the Portfolios' trading policies. A more extensive discussion of the Portfolios' brokerage policies is set forth in the Statement of Additional Information.


PORTFOLIO MANAGEMENT

    The following individuals are primarily responsible for the day-to-day management of certain of the Portfolios of the Fund: Paula LaCosta, Vice President of InterCapital, has been the primary portfolio manager of the QUALITY INCOME PLUS PORTFOLIO for over five years and has been a portfolio manager with InterCapital for over five years. Peter M. Avelar, Senior Vice President of InterCapital, has been the primary portfolio manager of the HIGH YIELD PORTFOLIO since December, 1990 and has been a portfolio manager with InterCapital for over five years. Edward F. Gaylor, Senior Vice President of InterCapital, has been the primary portfolio manager of the UTILITIES PORTFOLIO since its inception and has been a portfolio manager with InterCapital for over five years. Paul D. Vance, Senior Vice President of InterCapital, and Michael G. Knox, Vice President of InterCapital, are the primary portfolio co-managers of the INCOME BUILDER PORTFOLIO. Mr. Vance has been a portfolio manager with InterCapital for over five years. Mr. Knox has been a portfolio manager with InterCapital since August, 1993, prior to which time he was with Eagle Asset Management, Inc. Mr. Vance has also been the primary portfolio manager of the DIVIDEND GROWTH PORTFOLIO and the GLOBAL DIVIDEND GROWTH PORTFOLIO since their inceptions. Peter Hermann, Vice President of InterCapital, has been the primary portfolio manager of the CAPITAL GROWTH PORTFOLIO since May, 1996. Prior to joining InterCapital in March, 1994, Mr. Hermann was a portfolio manager at The Bank of New York. Jeremy G. Lodwick, a Director of the Sub-Adviser, has been the primary portfolio manager of the EUROPEAN GROWTH PORTFOLIO since April, 1994 and has been a portfolio manager with the Sub-Adviser since January, 1992, prior to which time he was employed by the Sub-Adviser in another capacity. Graham D. Bamping, a Director of the Sub-Adviser, has been the primary portfolio manager of the PACIFIC GROWTH PORTFOLIO since its inception and has been a portfolio manager with the Sub-Adviser for over five years. Ronald J. Worobel, Senior Vice President of InterCapital, is the primary portfolio manager of the CAPITAL APPRECIATION PORTFOLIO and has been a portfolio manager with InterCapital since June, 1992, prior to which time he was the Managing Director at MacKay Shields Financial Corp. Anita H. Kolleeny, Senior Vice President of InterCapital, and Michelle

Kaufman, Assistant Vice President of InterCapital, have been the primary portfolio co-managers of the EQUITY PORTFOLIO for over five years and since May, 1996, respectively. Ms. Kolleeny has been a portfolio manager with InterCapital for over five years. Prior to joining InterCapital in September, 1993, Ms. Kaufman was a securities analyst with Woodward and Associates (March-August, 1993), JRO and Associates (December, 1992) and the First Manhattan Company (January, 1990-November, 1992). Mark Bavoso, Senior Vice President of InterCapital, has been the primary portfolio manager of the STRATEGIST PORTFOLIO since September, 1995, and has been a portfolio manager with InterCapital for over five years.


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions that have been adopted by the Fund as fundamental policies of each Portfolio. Under the Investment Company Act of 1940, as amended (the "Act"), a fundamental policy may not be changed with respect to a Portfolio without the vote of a majority of the outstanding voting securities of that Portfolio, as defined in the Act.

    Each Portfolio of the Fund may not:


    1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities), or purchase more than 10% of the voting securities, or more than 10% of any class of security, of any issuer (for this purpose all outstanding debt securities of an issuer are considered as one class and all preferred stock of an issuer are considered as one class). With regard to the INCOME BUILDER PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, these limitations apply only as to 75% of the Portfolio's total assets.


    2. Concentrate its investments in any particular industry, but if deemed appropriate for attainment of its investment objective, a Portfolio may invest up to 25% of its total assets (valued at the time of investment) in any one industry classification used by that Portfolio for investment purposes. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, or, in the case of the MONEY MARKET PORTFOLIO, to domestic bank obligations (not including obligations issued by foreign branches of such banks) or, in the case of the UTILITIES PORTFOLIO, to the utilities industry, in which industry the Portfolio will concentrate.

    3. Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation issued or guaranteed by the United States Government, its agencies or instrumentalities.


    4. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or developmental programs, except that a Portfolio may invest in the securities of companies which operate, invest in, or sponsor such programs, and the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may purchase futures contracts and related options thereon and the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may purchase currency futures contracts and related options thereon.


    5. Borrow money (except insofar as the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO may be deemed to have borrowed by entrance into a reverse repurchase agreement up to an amount not exceeding 10% of the Portfolio's total assets), except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, and, in the case of the Portfolios other than the QUALITY INCOME PLUS PORTFOLIO, not for investment or leveraging, provided that borrowing in the aggregate (other than, in the case of the QUALITY INCOME PLUS PORTFOLIO, for investment or leveraging) may not exceed 5% of the value of the Portfolio's total assets (including the amount borrowed) at the time of such borrowing.

    6. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. (For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.)


    7. Purchase securities on margin (but the Portfolios may obtain short-term loans as are necessary for the clearance of transactions). The deposit or payment by the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.



    8. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, in accordance with the provisions of Section 12(d) of the Act and any Rules promulgated thereunder (E.G., each of these Portfolios may not invest in more than 3% of the outstanding voting securities of any investment company).


    Each of the QUALITY INCOME PLUS PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may not invest more than 5% of the value of its total assets in securities which are restricted as to disposition under the Federal securities laws or otherwise, provided that this restriction shall not apply to securities received as a result of a corporate reorganization or similar transaction affecting readily marketable securities already held by the Portfolio; however, these Portfolios will attempt to dispose in an orderly fashion of any securities received under these circumstances to the extent that such securities, together with other illiquid securities, exceed 10% of the Portfolio's total assets.

    Each of the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO may not invest more than 10% of its total assets in "illiquid securities" (securities for which market quotations are not readily available) and repurchase agreements which have a maturity of longer than seven days. In addition, no more than 15% of the EUROPEAN GROWTH PORTFOLIO's net assets will be invested in such illiquid securities and foreign securities not traded on a recognized domestic or foreign exchange. Generally, OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, these Portfolios are permitted to treat the securities they use as cover for written OTC options as liquid provided they follow a procedure whereby they will sell OTC options only to qualified dealers who agree that the Portfolio may repurchase such options at a maximum price to be calculated pursuant to a predetermined formula set forth in the option agreement. The formula may vary from agreement to agreement, but is generally based on a multiple of the premium received by the Portfolio for writing the option plus the amount, if any, of the option's intrinsic value. An OTC option is considered an illiquid asset only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

    The HIGH YIELD PORTFOLIO may not acquire any common stocks, except (a) when attached to or included in a unit with fixed-income securities; (b) when acquired upon conversion of fixed-income securities; or (c) when acquired upon exercise of warrants attached to fixed-income securities. However, the HIGH YIELD PORTFOLIO may retain common stocks so acquired but not in excess of 10% of its total assets. While the EQUITY PORTFOLIO may not invest in securities of foreign issuers, it may invest in (a) securities of Canadian issuers registered under the Securities Exchange Act of 1934 and (b) American Depository Receipts.

    All percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from the Portfolio.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

    The net asset value per share is calculated separately for each Portfolio. In general, the net asset value per share is computed by taking the value of all the assets of the Portfolio, subtracting all liabilities, dividing by the number of shares outstanding and adjusting the result to the nearest cent. The Fund will compute the net asset value per share of each Portfolio once daily at 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on days the New York Stock Exchange is open for trading. The net asset value per share will not be determined on Good Friday and on such other Federal and non-Federal holidays as are observed by the New York Stock Exchange.

    The MONEY MARKET PORTFOLIO utilizes the amortized cost method in valuing its portfolio securities, which method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00. However, there can be no assurance that the $1.00 net asset value will be maintained.

    In the calculation of the net asset value of the Portfolios other than the MONEY MARKET PORTFOLIO: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other domestic or foreign stock exchange or quoted by NASDAQ is valued at its latest sale price on that exchange or quotation service prior to the time when assets are valued (if there were no sales that day, the security is valued at the latest bid price) (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price prior to the time of valuation. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager (or, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, by the Sub-Adviser) that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (valuation of securities for which market quotations are not readily available may also be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors). For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange. Dividends receivable are accrued as of the ex-dividend date except for certain dividends from foreign securities which are accrued as soon as the Fund is informed of such dividends after the ex-dividend date.

    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

    Certain of the portfolio securities of each Portfolio other than the MONEY MARKET PORTFOLIO may be valued by an outside pricing service approved by the Fund's Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------

    Investments in the Fund may be made only by (1) Northbrook Life Insurance Company ("Northbrook") for allocation to certain separate accounts established and maintained by Northbrook for the purpose of funding variable annuity contracts and variable life insurance contracts it issues, by (2) Allstate Life Insurance Company of New York ("Allstate New York") for allocation to certain separate accounts established and maintained by Allstate New York for the purpose of funding variable annuity contracts it issues, by (3) Glenbrook Life and Annuity Company ("Glenbrook") for allocation to certain separate accounts established and maintained by Glenbrook for the purpose of funding variable annuity contracts and variable life insurance contracts it issues, and by (4) Paragon Life Insurance Company ("Paragon") for allocation to a separate account established and maintained by Paragon for the purpose of funding variable life insurance contracts it issues, in connection with an employer-sponsored insurance program offered only to certain employees of DWDC, the parent company of the Fund's Investment Manager. The separate accounts are sometimes referred to individually as an "Account" and collectively as the "Accounts." Persons desiring to purchase annuity or life insurance contracts funded by any Portfolio of the Fund should read this Prospectus in conjunction with the Prospectus of the flexible premium deferred annuity contracts issued by Northbrook, Allstate New York or Glenbrook (the "Variable Annuity Contracts") or in conjunction with the Prospectus of the flexible premium variable life insurance contracts issued by Northbrook, Glenbrook or Paragon (the "Variable Life Contracts").

    In the future, shares of the Portfolios of the Fund may be allocated to certain other separate accounts or sold to affiliated and/or non-affiliated entities of Northbrook, Allstate New York, Glenbrook and Paragon (the "Companies") in connection with variable annuity contracts or variable life insurance contracts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity contract separate accounts to invest in the same underlying fund. Although neither the Companies nor the Fund currently foresee any such disadvantage, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflict between the interests of variable annuity contract owners and variable life insurance contract owners and to determine what action, if any, should be taken in response thereto.

    Shares of each Portfolio of the Fund are offered to the Companies for allocation to the Accounts without sales charge at the respective net asset values of the Portfolios next determined after receipt by the Fund of the purchase payment in the manner set forth above under "Determination of Net Asset Value." In the interest of economy and conve-nience, certificates representing the Fund's shares will not be physically issued. Dean Witter Distributors Inc. (the "Distributor") acts without remuneration from the Fund as the exclusive Distributor of the Fund's shares. (The Distributor is a wholly-owned subsidiary of DWDC and an affiliate of Dean Witter Reynolds Inc., which is the principal underwriter of certain of the Variable Annuity Contracts and the Variable Life Contracts.) The principal executive office of the Distributor is located at Two World Trade Center, New York, New York 10048.

REDEMPTION OF FUND SHARES
--------------------------------------------------------------------------------

    Shares of any Portfolio of the Fund can be redeemed by the Companies at any time for cash, without sales charge, at the net asset value next determined after receipt of the redemption request. (For information regarding charges which may be imposed upon the Contracts by the applicable Account, see the accompanying Prospectus for either the Variable Annuity Contracts or the Variable Life Contracts.)

    The Fund reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption of the shares of any Portfolio for any period during which the New York Stock Exchange is closed (other than weekend and holiday closings) or trading on that Exchange is restricted, or during which an emergency exists (as determined by the Securities and Exchange Commission) as a result of which disposal of the portfolio securities owned by the Portfolio is not reasonably practicable or it is not reasonably practicable for the Portfolio to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    DIVIDENDS AND DISTRIBUTIONS. The Fund intends to distribute substantially all of the net investment income and net realized capital gains, if any, of each Portfolio. Dividends from net investment income and any distributions of realized capital gains will be paid in additional shares of the Portfolio paying the dividend or making the distribution and credited to the shareholder's account.

    MONEY MARKET PORTFOLIO. Dividends from net income on the MONEY MARKET PORTFOLIO will be declared, payable on each day the New York Stock Exchange is open for business to shareholders of record as of the close of business the preceding business day. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, less the amortization of market premium and the estimated expenses of the MONEY MARKET PORTFOLIO. The amount of dividend may fluctuate from day to day and may be omitted on some days if realized losses on portfolio securities exceed the MONEY MARKET PORTFOLIO's net investment income. Dividends are automatically reinvested daily in additional shares of the MONEY MARKET PORTFOLIO at the net asset value per share at the close of business that day. Any net realized capital gains will be declared and paid at least once per calendar year; net short-term gains may be paid more frequently, with the distribution of dividends from net investment income.

    QUALITY INCOME PLUS PORTFOLIO AND HIGH YIELD PORTFOLIO. Dividends from net investment income on the QUALITY INCOME PLUS PORTFOLIO and the HIGH YIELD PORTFOLIO will be declared and paid monthly, and any net realized capital gains will be declared and paid at least once per calendar year.


    UTILITIES PORTFOLIO, INCOME BUILDER PORTFOLIO, DIVIDEND GROWTH PORTFOLIO, GLOBAL DIVIDEND GROWTH PORTFOLIO, EQUITY PORTFOLIO AND STRATEGIST
PORTFOLIO. Dividends from net investment income, if any, on the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO will be declared and paid quarterly, and any net realized capital gains will be declared and paid at least once per calendar year.


    CAPITAL GROWTH PORTFOLIO, EUROPEAN GROWTH PORTFOLIO, PACIFIC GROWTH PORTFOLIO AND CAPITAL APPRECIATION PORTFOLIO. Dividends from net investment income and net realized capital gains, if any, on the CAPITAL GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO will be declared and paid at least once per calendar year.


    TAXES. Because the Fund intends to distribute substantially all of the net investment income and capital gains of each Portfolio and otherwise continue to qualify each Portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), it is not expected that any Portfolio of the Fund will be required to pay any Federal income tax on such income and capital gains.


    Gains or losses on a Portfolio's transactions in certain listed options and on futures and options on futures generally are treated as 60% long-term and 40% short-term. When a Portfolio engages in options and futures transactions, various tax regulations applicable to the Portfolio may have the effect of causing the Portfolio to recognize a gain or loss for tax purposes before that gain or loss is realized, or to defer recognition of a realized loss for tax purposes. Recognition, for tax purposes, of an unrealized loss may result in a lesser amount of the realized net short-term gains of the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO or the STRATEGIST PORTFOLIO being available for distribution. These Portfolios intend to make certain elections which may minimize the impact of these rules but which could also result in a higher portion of the Portfolio's gains being treated as short-term capital gains.



    As a regulated investment company, the Fund is subject to the requirement that less than 30% of a Portfolio's gross income be derived from the sale or other disposition of securities held for less than three months. This requirement may limit the ability of the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO to engage in options and futures transactions.


    With respect to investments by a Portfolio in zero coupon bonds and investment by the HIGH YIELD PORTFOLIO in payment-in-kind bonds, the Portfolios accrue income prior to any actual cash payments by their issuers. In order to continue to comply with Subchapter M of the Code and remain able to forego payment of Federal income tax on their income and capital gains, each Portfolio must distribute all of its net investment income, including income accrued from zero coupon and payment-in-kind bonds. As such, a Portfolio may be required to dispose of some of its portfolio securities under disadvantageous circumstances to generate the cash required for distribution.

    Dividends, interest and capital gains received by a Portfolio on investments in foreign issuers or which are denominated in foreign currency may give rise to withholding and other taxes imposed by foreign countries, which may or may not be refunded to the Portfolio.

    Since the Companies are the only shareholders of the Fund, no discussion is stated herein as to the Federal income tax consequences at the shareholder level. For information concerning the Federal income tax consequences to holders of variable annuity or variable life insurance contracts, see the accompanying Prospectus for either the Variable Annuity Contracts or the Variable Life Contracts.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    From time to time the Fund advertises the "yield" and "effective yield" of the MONEY MARKET PORTFOLIO. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the MONEY MARKET PORTFOLIO refers to the income generated by an investment in the Portfolio over a given period (which period will be stated in the advertisement). This income is then annualized. The "effective yield" for a seven-day period is calculated similarly but, when annualized, the income earned by an investment in the MONEY MARKET PORTFOLIO is assumed to be reinvested each week within a 365-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The MONEY MARKET PORTFOLIO's "yield" and "effective yield" do not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account and are therefore not equivalent to total return under a Contract (for a description of such charges, see the Prospectus for the Contracts).

    From time to time the Fund advertises the "yield" of each of the QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO and the UTILITIES PORTFOLIO. The yield of a Portfolio is based on historical earnings and is not intended to indicate future performance. The yield of a Portfolio is computed by dividing the Portfolio's net investment income over a 30-day period by an average value (using the average number of shares entitled to receive dividends and the net asset value per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount is compounded for six months and then annualized for a twelve-month period to derive the Portfolio's yield. The "yield" of a Portfolio does not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account and is therefore not equivalent to total return under a Contract (for a description of such charges, see the Prospectus for the Contracts).

    From time to time the Fund may quote the "total return" of each Portfolio in advertisements and sales literature. The total return of a Portfolio is based on historical earnings and is not intended to indicate future performance. The "average annual total return" of a Portfolio refers to a figure reflecting the average annualized percentage increase (or decrease) in the value of an initial investment in the Portfolio of $1,000 over periods of one, five and ten years, as well as over the life of the Portfolio, if shorter than any of these periods. Average annual total return reflects all income earned by the Portfolio, any appreciation or depreciation of the Portfolio's assets and all expenses incurred by the Portfolio for the stated periods. It also assumes reinvestment of all dividends and distributions paid by the Portfolio. However, average annual total return does not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account which, if reflected, would reduce the performance quoted.

    In addition to the foregoing, the Fund may advertise the total return of the Portfolios over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations similarly do not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account. The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of a Portfolio. The Fund from time to time may also advertise the performance of the Portfolios relative to certain performance rankings and indexes compiled by independent organizations, such as Lipper Analytical Services, Inc.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


    The shares of beneficial interest of the Fund, with $0.01 par value, are divided into thirteen separate Portfolios, and the shares of each Portfolio are equal as to earnings, assets and voting privileges with all other shares of that Portfolio. There are no conversion, pre-emptive or other subscription rights. Upon liquidation of the Fund or any Portfolio, shareholders of a Portfolio are entitled to share pro rata in the net assets of that Portfolio available for distribution to shareholders after all debts and expenses have been paid. The shares do not have cumulative voting rights.


    The assets received by the Fund on the sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to each Portfolio, and constitute the assets of such Portfolio. The assets of each Portfolio are required to be segregated on the Fund's books of account.

    Additional Portfolios (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions) may be offered in the future, but such additional offerings would not affect the interests of the current shareholders in the existing Portfolios.

    On any matters affecting only one Portfolio, only the shareholders of that Portfolio are entitled to vote. On matters relating to all the Portfolios but affecting the Portfolios differently, separate votes by Portfolio are required. Approval of an Investment Management Agreement and a change in fundamental policies would be regarded as matters requiring separate voting by each Portfolio. To the extent required by law, Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company and Paragon Life Insurance Company, which are the only shareholders of the Fund, will vote the shares of the Fund held in each Account in accordance with instructions from Contract Owners, as more fully described under the caption "Voting Rights" in the accompanying Prospectus for either the Variable Annuity Contracts or the Variable Life Contracts. Six of the nine Trustees of the Fund have been elected by Northbrook Life Insurance Company and Allstate Life Insurance Company of New York, pursuant to the instructions of Contract Owners. The other three Trustees of the Fund were elected by the other Trustees of the Fund.

    The Fund is not required to hold Annual Meetings of Shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that Fund obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, in the opinion of Massachusetts counsel to the Fund, the risk to shareholders of personal liability is remote.

    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Dean Witter Trust Company, an affiliate of InterCapital, whose address is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311, is the Transfer Agent of the Fund's shares and Dividend Disbursing Agent for payments of dividends and distributions on Fund shares.

    CODE OF ETHICS. Directors, officers and employees of InterCapital, Dean Witter Services Company Inc. and the Distributor are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no investment company managed or advised by InterCapital ("Dean Witter Fund") is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within sixty days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.

    SHAREHOLDER INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or address set forth on the front cover of this Prospectus.

APPENDIX -- RATINGS OF CORPORATE DEBT INSTRUMENTS INVESTMENTS

--------------------------------------------------------------------------------


MOODY'S INVESTORS SERVICE INC. ("MOODY'S")
                          FIXED-INCOME SECURITY RATINGS



Aaa        Fixed-income securities which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa         Fixed-income securities which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A          Fixed-income securities which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa        Fixed-income securities which are rated Baa are considered as medium grade obligations;
           i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such fixed-income securities lack outstanding investment characteristics and in fact have speculative characteristics as well.

           Fixed-income securities rated Aaa, Aa, A and Baa are considered investment grade.

Ba         Fixed-income securities which are rated Ba are judged to have speculative elements;
           their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

B          Fixed-income securities which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa        Fixed-income securities which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca         Fixed-income securities which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C          Fixed-income securities which are rated C are the lowest rated class of fixed-income securities, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its municipal fixed-income security rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



                            COMMERCIAL PAPER RATINGS



    Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to Municipal Commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1, Prime-2, Prime-3.



    Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations; and Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.



STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")


                         FIXED-INCOME SECURITY RATINGS



    A Standard & Poor's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.



    The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.



    Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.



AAA        Fixed-income securities rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.

AA         Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rate issues only in small degree.

A          Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.

BBB        Fixed-income securities rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities in this category than for fixed-income securities in higher-rated categories.

           Fixed-income securities rated AAA, AA, A and BBB are considered investment grade.

BB         Fixed-income securities rated "BB" have less near-term vulnerability to default than other speculative grade fixed-income securities. However, it faces major ongoing uncertainties or exposures to adverse business, financial or economic conditions which could lead to inadequate capacity or willingness to pay interest and repay principal.

B          Fixed-income securities rated "B" have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC        Fixed-income securities rated "CCC" have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

CC         The rating "CC" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C          The rating "C" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC-" rating.

CI         The rating "CI" is reserved for fixed-income securities on which no interest is being paid.

NR         Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

           Fixed-income securities rated "BB," "B," "CCC," "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such fixed-income securities will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

           Plus (+) or minus (-): The rating from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.



                            COMMERCIAL PAPER RATINGS



    Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The categories are as follows:



    Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety.



A-1        indicates that the degree of safety regarding timely payment is very strong.

A-2        indicates capacity for timely payment on issues with this designation is strong.
           However, the relative degree of safety is not as overwhelming as for issues designated
           "A-1."

A-3        indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.



                                  BOND RATINGS



FITCH INVESTORS SERVICE, INC. ("FITCH")



    The Fitch Bond Ratings provides a guide to investors in determining the investment risk associated with a particular security. The rating represents its assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Fitch bond ratings are not recommendations to buy, sell or hold securities since they incorporate no information on market price or yield relative to other debt instruments.



    The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the record of the issuer and of any guarantor, as well as the political and economic environment that might affect the future financial strength and credit quality of the issuer.



    Bonds which have the same rating are of similar but not necessarily identical investment quality since the limited number of rating categories cannot fully reflect small differences in the degree of risk. Moreover, the character of the risk factor varies from industry to industry and between
corporate, health care and municipal               .



    In assessing credit risk, Fitch Investors Service relies on current information furnished by the issuer and/or guarantor and other sources which it considers reliable. Fitch does not perform an audit of the financial statements used in assigning a rating.



    Ratings may be changed, withdrawn or suspended at any time to reflect changes in the financial condition of the issuer, the status of the issue relative to other debt of the issuer, or any other circumstances that Fitch considers to have a material effect on the credit of the obligor.



AAA        rated bonds are considered to be investment grade and of the highest credit quality.
           The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA         rated bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

A          rated bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB        rated bonds are considered to be investment grade and of satisfactory credit quality.
           The obligor's ability to pay interest and repay principal is considered to be adequate.
           Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

BB         rated bonds are considered speculative and of low investment grade. The obligor's ability to pay interest and repay principal is not strong and is considered likely to be affected over time by adverse economic changes.

B          rated bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC        rated bonds may have certain identifiable characteristics which, if not remedied, could lead to the possibility of default in either principal or interest payments.

CC         rated bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C          rated bonds are in imminent default in payment of interest and/or principal.



                               SHORT-TERM RATINGS



    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch's short-term ratings are as follows:



Fitch-1+    (Exceptionally Strong Credit Quality) Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

Fitch-1     (Very Strong Credit Quality) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated Fitch-1+.

Fitch-2     (Good Credit Quality) Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the two higher categories.

Fitch-3     (Fair Credit Quality) Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change is likely to cause these securities to be rated below investment grade.

Fitch-S     (Weak Credit Quality) Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near term adverse changes in financial and economic conditions.

D           (Default) Issues assigned this rating are in actual or imminent payment default.

LOC         This symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                               LONG-TERM RATINGS



DUFF & PHELPS, INC.



    These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.



    Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.



    The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary).



 RATING
  SCALE    DEFINITION
---------  -----------------------------------------------------------------------------------------------------------
AAA        Highest credit quality. The risk factors are negligible, being only slightly more than risk-free U.S.
           Treasury debt.

AA+        High credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time
AA         because of economic conditions.
AA-

A+         Protection factors are average but adequate. However, risk factors are more variable and greater in periods
A          of economic stress.
A-

BBB+       Below average protection factors but still considered sufficient for prudent investment. Considerable
BBB        variability in risk during economic cycles.
BBB-

BB+        Below investment grade but deemed likely to meet obligations when due. Present or prospective financial
BB         protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move
BB-        up or down frequently within this category.

B+         Below investment grade and possessing risk that obligations will not be met when due. Financial protection
B          factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes.
B-         Potential exists for frequent changes in the quality rating within this category or into a higher or lower quality rating grade.

CCC        Well below investment grade securities. May be in default or considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD         Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP         Preferred stock with dividend arrearages.



                               SHORT-TERM RATINGS



    Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.



    Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds, including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.



A. Category 1:   High Grade

Duff 1+          Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1           Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff-            High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

B. Category 2:   Good Grade

Duff 2           Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

C. Category 3:   Satisfactory Grade

Duff 3           Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation.
                 Nevertheless, timely payment is expected.

D. Category 4:   Non-investment Grade

Duff 4           Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

E. Category 5:   Default

Duff 5           Issuer failed to meet scheduled principal and/or interest payments.

                      (This page intentionally left blank)

                                                                     DEAN WITTER
                                                                        VARIABLE

STATEMENT OF ADDITIONAL INFORMATION                                   INVESTMENT


DECEMBER 31, 1996                                                         SERIES


----------------------------------------------------------------------------


    THE DEAN WITTER VARIABLE INVESTMENT SERIES (the "Fund") is an open-end diversified management investment company which is intended to provide a broad range of investment alternatives with its thirteen separate Portfolios, each of which has distinct investment objectives and policies:



    -THE MONEY MARKET PORTFOLIO



    -THE QUALITY INCOME PLUS PORTFOLIO



    -THE HIGH YIELD PORTFOLIO



    -THE UTILITIES PORTFOLIO



    -THE INCOME BUILDER PORTFOLIO



    -THE DIVIDEND GROWTH PORTFOLIO



    -THE CAPITAL GROWTH PORTFOLIO



    -THE GLOBAL DIVIDEND GROWTH PORTFOLIO



    -THE EUROPEAN GROWTH PORTFOLIO



    -THE PACIFIC GROWTH PORTFOLIO



    -THE CAPITAL APPRECIATION PORTFOLIO



    -THE EQUITY PORTFOLIO



    -THE STRATEGIST PORTFOLIO



    There can be no assurance that the investment objectives of the Portfolios will be achieved. See "Investment Practices and Policies."



    A Prospectus for the Fund dated December 31, 1996, which provides the basic information you should know before allocating your investment under your Variable Annuity Contract or your Variable Life Contract to the Fund, may be obtained without charge from the Fund at its address or telephone numbers listed below or from the Fund's Distributor, Dean Witter Distributors Inc., or from Dean Witter Reynolds Inc. at any of its branch offices. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus for the Fund. It is intended to provide you additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectuses for the Fund and for the Variable Annuity Contracts or the Variable Life Contracts.


Dean Witter
Variable Investment Series
Two World Trade Center
New York, New York 10048
(212) 392-2550 or (800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


The Fund and its Management...........................................................          3
Trustees and Officers.................................................................          9
Investment Practices and Policies.....................................................         15
Investment Restrictions...............................................................         36
Portfolio Transactions and Brokerage..................................................         38
Purchase and Redemption of Fund Shares................................................         41
Dividends, Distributions and Taxes....................................................         45
Performance Information...............................................................         47
Description of Shares of the Fund.....................................................         50
Custodians and Transfer Agent.........................................................         51
Independent Accountants...............................................................         51
Reports to Shareholders...............................................................         51
Legal Counsel.........................................................................         52
Experts...............................................................................         52
Registration Statement................................................................         52
Financial Statements -- December 31, 1995.............................................         53
Report of Independent Accountants.....................................................        112
Financial Statements -- June 30, 1996 (Unaudited).....................................        113


                            ------------------------

    Currently, the shares of the Fund will be sold only to (1) Northbrook Life Insurance Company ("Northbrook") for allocation to certain separate accounts established to fund the benefits under certain flexible premium deferred variable annuity contracts and certain flexible premium variable life insurance contracts issued by Northbrook, to (2) Allstate Life Insurance Company of New York ("Allstate New York") for allocation to certain separate accounts established to fund the benefits under certain flexible premium deferred variable annuity contracts issued by Allstate New York, to (3) Glenbrook Life and Annuity Company ("Glenbrook") for allocation to certain separate accounts established to fund the benefits under certain flexible premium deferred variable annuity contracts and certain flexible premium variable life insurance contracts issued by Glenbrook, and to (4) Paragon Life Insurance Company ("Paragon") for allocation to a separate account established to fund the benefits under certain flexible premium variable life insurance contracts it issues in connection with an employer-sponsored insurance program offered only to certain employees of Dean Witter, Discover & Co., the parent company of the Fund's Investment Manager. The separate accounts are sometimes referred to individually as an "Account" and collectively as the "Accounts." The variable annuity contracts issued by Northbrook, Allstate New York and Glenbrook are sometimes referred to as the "Variable Annuity Contracts." The variable life insurance contracts issued by Northbrook, Glenbrook and Paragon are sometimes referred to as the "Variable Life Contracts." The Variable Annuity Contracts and the Variable Life Contracts are sometimes referred to as the "Contracts." Northbrook, Allstate New York, Glenbrook and Paragon are sometimes referred to as the "Companies." In the future, shares may be allocated to certain other separate accounts or sold to affiliated and/or non-affiliated entities of the Companies in connection with variable annuity contracts or variable life insurance contracts. The Companies will invest in shares of the Fund in accordance with allocation instructions received from Contract Owners, which allocation rights are further described in the Prospectus for either the Variable Annuity Contracts or the Variable Life Contracts, which accompanies the Prospectus for the Fund. The Companies will redeem shares to the extent necessary to provide benefits under the Contracts. It is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying fund. Although neither the Companies nor the Fund currently foresee any such disadvantage, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflict between the interests of variable annuity contract owners and variable life insurance contract owners and to determine what action, if any, should be taken in response thereto.

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

THE FUND

    The Fund was organized under the laws of the Commonwealth of Massachusetts on February 25, 1983 under the name Dean Witter Variable Annuity Investment Series and is a trust of the type commonly knows as a "Massachusetts Business Trust." On February 23, 1988, the Trustees of the Fund adopted an Amendment to the Declaration of Trust of the Fund changing the name of the Fund to Dean Witter Variable Investment Series. On August 24, 1995, the Trustees of the Fund adopted an amendment to the Declaration of Trust of the Fund changing the name of the MANAGED ASSETS PORTFOLIO of the Fund to the STRATEGIST PORTFOLIO, effective September 1, 1995.

THE INVESTMENT MANAGER

    Dean Witter InterCapital Inc. (the "Investment Manager" or "InterCapital"), a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. InterCapital is a wholly-owned subsidiary of Dean Witter, Discover & Co. ("DWDC"), a Delaware corporation. In an internal reorganization which took place in January, 1993, InterCapital assumed the investment advisory, administrative and management activities previously performed by the InterCapital Division of Dean Witter Reynolds Inc. ("DWR"), a broker-dealer affiliate of InterCapital. (As hereinafter used in this Statement of Additional Information, the terms "InterCapital" and "Investment Manager" refer to DWR's InterCapital Division prior to the internal reorganization and Dean Witter InterCapital Inc. thereafter.) The daily management of the Fund and research relating to the Fund's portfolios are conducted by or under the direction of officers of the Fund and of the Investment Manager, subject to periodic review by the Fund's Board of Trustees. In addition, Trustees of the Fund provide guidance on economic factors and interest rate trends. Information as to these Trustees and officers is contained under the caption, "Trustees and Officers."

    Northbrook Life Insurance Company, an Illinois corporation, Allstate Life Insurance Company of New York, a New York corporation, and Glenbrook Life and Annuity Company, an Illinois corporation, which, with Paragon Life Insurance Company, are the only shareholders of the Fund, are wholly-owned subsidiaries of Allstate Life Insurance Company, an Illinois corporation, which in turn is a wholly-owned subsidiary of Allstate Insurance Company, an Illinois corporation. With the exception of directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation, which is a majority-owned subsidiary of Allstate Holdings Inc., which is a wholly-owned subsidiary of Sears, Roebuck and Co. Paragon Life Insurance Company, a Missouri corporation, is a wholly-owned subsidiary of General American Life Insurance Company, a Missouri corporation.

    The Investment Manager is also the investment manager or investment adviser of the following investment companies: Dean Witter Liquid Asset Fund Inc., Dean Witter High Yield Securities Inc., Dean Witter Tax-Free Daily Income Trust, Dean Witter Developing Growth Securities Trust, Dean Witter Tax-Exempt Securities Trust, Dean Witter Natural Resource Development Securities Inc., Dean Witter Dividend Growth Securities Inc., Dean Witter American Value Fund, Dean Witter U.S. Government Money Market Trust, Dean Witter World Wide Investment Trust, Dean Witter Select Municipal Reinvestment Fund, Dean Witter U.S. Government Securities Trust, Dean Witter California Tax-Free Income Fund, Dean Witter New York Tax-Free Income Fund, Dean Witter Convertible Securities Trust, Dean Witter Federal Securities Trust, Dean Witter Value-Added Market Series, Dean Witter Utilities Fund, Dean Witter California Tax-Free Daily Income Trust, Dean Witter Strategist Fund, Dean Witter World Wide Income Trust, Dean Witter Intermediate Income Securities, Dean Witter Capital Growth Securities, Dean Witter New York Municipal Money Market Trust, Dean Witter European Growth Fund Inc., Dean Witter Precious Metals and Minerals Trust, Dean Witter Global Short-Term Income Fund Inc., Dean Witter Pacific Growth Fund Inc., Dean Witter Multi-State Municipal Series Trust, Dean Witter Premier Income Trust, Dean Witter Short-Term U.S. Treasury Trust, Dean Witter Health Sciences Trust, Dean Witter Retirement Series, Dean Witter Global Dividend Growth Securities, Dean Witter Limited Term Municipal Trust, Dean Witter Short-Term Bond Fund, Dean Witter Global Utilities Fund, Dean Witter International SmallCap Fund, Dean Witter Mid-Cap Growth Fund, Dean Witter High Income Securities, Dean Witter National Municipal Trust,

Dean Witter Balanced Growth Fund, Dean Witter Balanced Income Fund, Dean Witter Select Dimensions Investment Series, Dean Witter Global Asset Allocation Fund, Dean Witter Hawaii Municipal Trust, Dean Witter Capital Appreciation Fund, Dean Witter Information Fund, Dean Witter Intermediate Term U.S. Treasury Trust, Dean Witter Japan Fund, Dean Witter Income Builder Fund, Dean Witter Special Value Fund, InterCapital Income Securities Inc., High Income Advantage Trust, High Income Advantage Trust II, High Income Advantage Trust III, Dean Witter Government Income Trust, InterCapital Insured Municipal Bond Trust, InterCapital Insured Municipal Trust, InterCapital Insured Municipal Income Trust, InterCapital California Insured Municipal Income Trust, InterCapital Insured Municipal Securities, InterCapital Insured California Municipal Securities, InterCapital Quality Municipal Investment Trust, InterCapital Quality Municipal Income Trust, InterCapital Quality Municipal Securities, InterCapital California Quality Municipal Securities, InterCapital New York Quality Municipal Securities, Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust, Active Assets Government Securities Trust, Municipal Income Trust, Municipal Income Trust II, Municipal Income Trust III, Municipal Income Opportunities Trust, Municipal Income Opportunities Trust II, Municipal Income Opportunities Trust III, Municipal Premium Income Trust and Prime Income Trust. The foregoing investment companies, together with the Fund, are collectively referred to as the Dean Witter Funds.



    In addition, Dean Witter Services Company Inc. ("DWSC"), a wholly-owned subsidiary of InterCapital, serves as manager for the following investment companies for which TCW Funds Management, Inc. is the investment adviser: TCW/DW Core Equity Trust, TCW/DW North American Government Income Trust, TCW/DW Latin American Growth Fund, TCW/DW Income and Growth Fund, TCW/DW Small Cap Growth Fund, TCW/DW Balanced Fund, TCW/DW Mid-Cap Equity Trust, TCW/DW Total Return Trust, TCW/DW Global Telecom Trust, TCW/DW Strategic Income Trust, TCW/DW Emerging Markets Opportunities Trust, TCW/DW Term Trust 2000, TCW/DW Term Trust 2002 and TCW/DW Term Trust 2003 (the "TCW/DW Funds"). InterCapital also serves as: (i) sub-adviser to Templeton Global Opportunities Trust, an open-end investment company; (ii) administrator of The BlackRock Strategic Term Trust Inc., a closed-end investment company; and (iii) sub-administrator of MassMutual Participation Investors and Templeton Global Governments Income Trust, closed-end investment companies.


    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to manage the investment of the assets of each Portfolio (other than the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, discussed below), including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of these Portfolios of the Fund in a manner consistent with their investment objectives and policies.

    Pursuant to the Management Agreement with the Investment Manager, the Fund has retained the Investment Manager to supervise the investment of the assets of each of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO. The Investment Manager, through consultation with Morgan Grenfell Investment Services Limited (the "Sub-Adviser") and through its own portfolio management staff, obtains and evaluates such information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously oversee the management of the assets of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO in a manner consistent with their investment objectives.

    Under the terms of the Management Agreement, the Investment Manager also maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, statements of additional information, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The

Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    Effective December 31, 1993, pursuant to a Services Agreement between InterCapital and DWSC, DWSC began to provide the administrative services to the Fund which were previously performed directly by InterCapital. On April 17, 1995, DWSC was reorganized in the State of Delaware, necessitating the entry into a new Services Agreement by InterCapital and DWSC on that date. The foregoing internal reorganizations did not result in any change in the nature or scope of the administrative services being provided to the Fund or any of the fees being paid by the Fund for the overall services being performed under the terms of the existing Management Agreement.

    Expenses not expressly assumed by the Investment Manager under the Management Agreement, by the Sub-Adviser of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO pursuant to the Sub-Advisory Agreements (see below), or by the Distributor of the Fund's shares, Dean Witter Distributors Inc. ("Distributors" or the "Distributor"), (see "Purchase and Redemption of Fund Shares -- The Distributor") will be paid by the Fund. Each Portfolio pays all other expenses incurred in its operation and a portion of the Fund's general administration expenses allocated on the basis of the asset size of the respective Portfolios. Expenses that are borne directly by a Portfolio include, but are not limited to: charges and expenses of any registrar, custodian, share transfer and dividend disbursing agent; brokerage commissions; certain taxes; registration costs of the Portfolio and its shares under federal and state securities laws; shareholder servicing costs; charges and expenses of any outside service used for pricing of the shares of the Portfolio; interest on borrowings by the Portfolio; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (or the Sub-Adviser) (not including compensation or expenses of attorneys who are employees of the Investment Manager (or the Sub-Adviser)) and independent accountants; and all other expenses attributable to a particular Portfolio. Expenses which are allocated on the basis of size of the respective Portfolios include the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager (or the Sub-Adviser) or any corporate affiliate of the Investment Manager (or the Sub-Adviser); state franchise taxes; Securities and Exchange Commission fees; membership dues of industry associations; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; and all other costs of the Fund's operations properly payable by the Fund and allocable on the basis of size of the respective Portfolios. Depending on the nature of a legal claim, liability or lawsuit, litigation costs, payment of legal claims or liabilities and any indemnification relating thereto may be directly applicable to the Portfolio or allocated on the basis of the size of the respective Portfolios. The Trustees have determined that this is an appropriate method of allocation of expenses.


    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily by applying the annual rate of (a) 0.50% to the net assets of the QUALITY INCOME PLUS PORTFOLIO up to $500 million and 0.45% to the net assets of that Portfolio exceeding $500 million; (b) 0.50% to the net assets of the EQUITY PORTFOLIO up to $1 billion and 0.475% to the net assets of that Portfolio exceeding $1 billion; (c) 0.50% to the net assets of each of the MONEY MARKET PORTFOLIO, the HIGH YIELD PORTFOLIO and the STRATEGIST PORTFOLIO; (d) 0.625% to the net assets of the DIVIDEND GROWTH PORTFOLIO up to $500 million, 0.50% to the net assets of that Portfolio exceeding $500 million but not exceeding $1 billion, and 0.475% to the net assets of that Portfolio exceeding $1 billion; (e) 0.65% to the net assets of the UTILITIES PORTFOLIO up to $500 million and 0.55% to the net assets of that Portfolio exceeding $500 million; (f) 0.65% to the net assets of the CAPITAL GROWTH PORTFOLIO; (g) 0.75% to the net assets of, the GLOBAL DIVIDEND
GROWTH PORTFOLIO; (h)    % to the net assets of each of the INCOME BUILDER
PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO; and (i) 1.0% to the net assets of each of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, in each case determined as of the close of each business day. The Management Agreement also provides that if the total operating expenses of a Portfolio, exclusive of taxes, interest, brokerage fees and certain legal claims and liabilities and litigation and indemnification expenses, as described in the Management Agreement, for the fiscal year exceed either 1.5% of the first $30,000,000 of average daily net assets of the Portfolio and 1% of any excess over $30,000,000 (in the case of the MONEY MARKET PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO) or 2.5% of the first $30,000,000 of average daily net assets of the Portfolio, 2% of the next $70,000,000 and 1.5% of any excess over $100,000,000 (in the case of the INCOME BUILDER PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO), the Investment Manager will reimburse the Portfolio for the amount of such excess, up to the amount of the management fee for such Portfolio for that year. Such amount, if any, will be calculated daily and credited on a monthly basis. For the fiscal years ended December 31, 1993, 1994 and 1995, the amount of compensation accrued to the Investment Manager under the Management Agreements in effect for the then-existing Portfolios was $9,000,323 ($535,284 for the MONEY MARKET PORTFOLIO, $1,676,538 for the QUALITY INCOME PLUS PORTFOLIO, $311,460 for the HIGH YIELD PORTFOLIO, $2,195,197 for the UTILITIES PORTFOLIO, $2,049,082 for the DIVIDEND GROWTH PORTFOLIO, $302,274 for the CAPITAL GROWTH PORTFOLIO, $290,371 for the EUROPEAN GROWTH PORTFOLIO, $581,935 for the EQUITY PORTFOLIO and $1,058,182 for the STRATEGIST PORTFOLIO), $15,287,129 ($1,006,787 for the MONEY MARKET PORTFOLIO, $2,326,911 for the
QUALITY INCOME PLUS PORTFOLIO, $567,629 for the HIGH YIELD PORTFOLIO, $2,809,836 for the UTILITIES PORTFOLIO, $3,388,371 for the DIVIDEND GROWTH PORTFOLIO, $308,143 for the CAPITAL GROWTH PORTFOLIO, $479,977 for the GLOBAL DIVIDEND GROWTH PORTFOLIO, $1,299,782 for the EUROPEAN GROWTH PORTFOLIO, $282,241 for the PACIFIC GROWTH PORTFOLIO, $1,077,511 for the EQUITY PORTFOLIO and $1,739,941 for the STRATEGIST PORTFOLIO), and $18,648,593 ($1,243,727 for the MONEY MARKET PORTFOLIO, $2,323,329 for the QUALITY INCOME PLUS PORTFOLIO, $673,472 for the HIGH YIELD PORTFOLIO, $2,749,873 for the UTILITIES PORTFOLIO, $4,179,067 for the DIVIDEND GROWTH PORTFOLIO, $362,068 for the CAPITAL GROWTH PORTFOLIO, $1,254,908 for the GLOBAL DIVIDEND GROWTH PORTFOLIO, $1,686,856 for the EUROPEAN GROWTH PORTFOLIO, $828,671 for the PACIFIC GROWTH PORTFOLIO, $1,393,980 for the EQUITY PORTFOLIO and $1,952,642 for the STRATEGIST PORTFOLIO), respectively. No Portfolio exceeded the applicable expense limitation during the fiscal years ended December 31, 1993, 1994 and 1995. The Investment Manager assumed all expenses of the GLOBAL DIVIDEND GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO and waived the compensation provided for in the Management Agreement in respect of these Portfolios for the period from their commencement of operations on February 23, 1994 through May 12, 1994, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, and August 2, 1994, in the case of the PACIFIC GROWTH PORTFOLIO.


    The Management Agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors. The Management Agreement in no way restricts the Investment Manager from acting as investment manager or adviser to others.

    Pursuant to Sub-Advisory Agreements between the Investment Manager and Morgan Grenfell Investment Services Limited (the "Sub-Adviser"), the Sub-Adviser has been retained, subject to the overall supervision of the Investment Manager and the Trustees of the Fund, (a) to continuously furnish investment advice concerning individual security selections, asset allocations and overall economic trends with respect to Europe and to manage the portion of the assets of the EUROPEAN GROWTH PORTFOLIO invested in securities issued by issuers located in Europe, subject to the supervision of the Investment Manager, and (b) to continuously furnish investment advice concerning individual security selections, asset allocations and overall economic trends with respect to Pacific basin issuers and to manage the portion of the assets of the PACIFIC GROWTH PORTFOLIO invested in securities issued by issuers located in Asia, Australia and New Zealand, subject to the supervision of the Investment Manager. On occasion, the Sub-Adviser will also provide the Investment Manager with investment advice concerning potential investment opportunities for the Fund which are available outside of Europe, Asia, Australia and New Zealand.


    Morgan Grenfell Investment Services Limited ("MGIS") was organized as a British corporation in 1972 and currently manages assets of approximately $ billion primarily for U.S. corporate and public employee benefit plans, endowments, investment companies and foundations. MGIS' principal office is located at 20 Finsbury Circus, London, England. MGIS is a subsidiary of London-based Morgan Grenfell Asset Management Limited which is itself a subsidiary of London-based Morgan Grenfell Group plc (which is owned by Deutsche Bank AG, an international commercial and investment banking group) and is registered as an investment adviser under the Investment Advisers Act of 1940. In 1838 Morgan Grenfell was founded to provide merchant banking services, primarily trade financing between Great Britain and the United States. In 1958, its investment management arm began operations. In recent years Morgan Grenfell Group plc has achieved a prominent position in the securities industry by providing investment and commercial banking services, financial services, and discretionary management and advisory services covering all of the world's leading securities markets. Morgan Grenfell Asset Management Limited, through its various investment management subsidiaries, which have extensive experience
in global investment management, is currently managing in excess of $   billion
worldwide.


    Both the Investment Manager and the Sub-Adviser have authorized any of their directors, officers and employees who have been elected as Trustees or officers of the Fund to serve in the capacities in which they have been elected. Services furnished to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO by the Investment Manager and the Sub-Adviser may be furnished by directors, officers and employees of the Investment Manager and the Sub-Adviser. In connection with the services rendered by the Sub-Adviser, the Sub-Adviser bears the following expenses: (a) the salaries and expenses of its personnel; and (b) all expenses incurred by it in connection with performing the services provided by it as Sub-Adviser, as described above.

    As full compensation for the services and facilities furnished to the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the Investment Manager and expenses of these Portfolios and the Investment Manager assumed by the Sub-Adviser, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of the Investment Manager's monthly compensation payable under the Management Agreement in respect of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO. Pursuant to the Sub-Advisory Agreements, if any reimbursement is made by the Investment Manager to the EUROPEAN GROWTH PORTFOLIO or the PACIFIC GROWTH PORTFOLIO as a result of the Portfolio exceeding the expense limitation, the Investment Manager will be reimbursed for 40% of such payment by the Sub-Adviser.

    The present Management Agreement and the present Sub-Advisory Agreement in respect of the EUROPEAN GROWTH PORTFOLIO were initially approved by the Board of Trustees on October 30, 1992 and by Northbrook and Allstate New York, pursuant to the instructions of Contract Owners, at a Special Meeting of Shareholders held on January 13, 1993. The Agreements are substantially identical to prior investment management agreements and a sub-advisory agreement that had been initially approved as follows: A management agreement previously in effect for the MONEY MARKET PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO had been initially approved by the Board of Trustees on April 19, 1983, and an amendment thereto had been approved by the Board of Trustees on January 17, 1984. That management agreement, as so amended, had been approved with respect to the MONEY MARKET PORTFOLIO, the HIGH YIELD PORTFOLIO and the EQUITY PORTFOLIO by Northbrook Life Insurance Company, the then sole shareholder, on February 9, 1984, and by Northbrook, pursuant to the instructions of Contract Owners, at a Special Meeting of Shareholders held on December 18, 1984. That management agreement had been initially approved with respect to the QUALITY INCOME PLUS PORTFOLIO and the STRATEGIST PORTFOLIO by the Board of Trustees on December 15, 1986, and by Northbrook, pursuant to the instructions of Contract Owners, at a Special Meeting of Shareholders held on May 31, 1988. Management agreements previously in effect for the UTILITIES PORTFOLIO and the DIVIDEND GROWTH PORTFOLIO had been initially approved by the Board of Trustees on October 26, 1989, by Northbrook, as the then sole shareholder of each Portfolio, on February 6, 1990 and by Northbrook and Allstate New York, pursuant to the instructions of Contract Owners, at a Special Meeting of Shareholders held on June 20, 1991. Management agreements previously in effect for the CAPITAL GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO and a sub-advisory agreement previously in effect in respect of the EUROPEAN GROWTH PORTFOLIO had been initially approved by the Board of Trustees on January 22, 1991, by Northbrook, as the then sole shareholder of each Portfolio, on February 7, 1991 and by

Northbrook and Allstate New York, pursuant to the instructions of Contract Owners, at a Special Meeting of Shareholders held on June 20, 1991.

    The present Management Agreement and the present Sub-Advisory Agreement in respect of the EUROPEAN GROWTH PORTFOLIO took effect on June 30, 1993 upon the spin-off by Sears, Roebuck and Co. of its remaining shares of DWDC. The Management and Sub-Advisory Agreements may be terminated at any time, without penalty, on thirty days' notice by the Trustees of the Fund, by the holders of a majority, as defined in the Investment Company Act of 1940, as amended (the "Act"), of the outstanding shares of the Fund, or by the Investment Manager. Each Agreement will automatically terminate in the event of its assignment (as defined in the Act). Under their terms, each Agreement had an initial term ending April 30, 1994, and will continue in effect from year to year thereafter, provided continuance of the Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Act, of the outstanding shares of each Portfolio (or, in the case of the Sub-Advisory Agreement in respect of the EUROPEAN GROWTH PORTFOLIO, the outstanding shares of the EUROPEAN GROWTH PORTFOLIO), or by the Trustees of the Fund; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Agreement or "interested persons" (as defined in the Act) of any such party (the "Independent Trustees"), which vote must be cast in person at a meeting called for the purpose of voting on such approval. If the question of continuance of the Management Agreement (or adoption of any new Management Agreement) is presented to shareholders, continuance (or adoption) with respect to a Portfolio shall be effective only if approved by a majority vote of the outstanding voting securities of that Portfolio. If the shareholders of any one or more of the Portfolios should fail to approve the Management Agreement, the Investment Manager may nonetheless serve as Investment Manager with respect to any Portfolio whose shareholders approved the Management Agreement.

    The Management Agreement was approved with respect to the GLOBAL DIVIDEND GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO by the Board of Trustees on January 28, 1994. The Sub-Advisory Agreement in respect of the PACIFIC GROWTH PORTFOLIO was approved by the Board of Trustees on January 28, 1994 and by Northbrook as the then sole shareholder of the Portfolio on February 8, 1994. The Sub-Advisory Agreement in respect of the PACIFIC GROWTH PORTFOLIO is subject to the same renewal and termination provisions as those of the Management Agreement and the Sub-Advisory Agreement in respect of the EUROPEAN GROWTH PORTFOLIO and will automatically terminate in the event of its assignment (as defined in the Act).

    At their meeting held on April 8, 1994, the Fund's Board of Trustees, including all of the Independent Trustees, amended the terms of the Management Agreement to lower management fees charged on average daily net assets of the DIVIDEND GROWTH PORTFOLIO and the UTILITIES PORTFOLIO in excess of $500 million to 0.50% and 0.55%, respectively. At their meeting held on April 20, 1995, the Fund's Board of Trustees, including all of the Independent Trustees, amended the terms of the Management Agreement to lower management fees charged on average daily net assets of the QUALITY INCOME PLUS PORTFOLIO in excess of $500 million to 0.45%. At their meeting held on April 17, 1996, the Fund's Board of Trustees, including all of the Independent Trustees, amended the terms of the Management Agreement to lower management fees charged an average daily net assets of each of the EQUITY PORTFOLIO and the DIVIDEND GROWTH PORTFOLIO in excess of $1 billion to 0.475%, and approved continuation of the Management Agreement, as so amended, and the Sub-Advisory Agreements until April 30, 1997.


    The Management Agreement was approved with respect to the INCOME BUILDER PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO by the Board of Trustees and by
Northbrook as the sole shareholder of each Portfolio on             , 1996.


    To the extent required by law, Northbrook, Allstate New York, Glenbrook and Paragon, which are the only shareholders of the Fund, will vote the shares of the Fund held by them in the Accounts in accordance with instructions from Contract Owners, as more fully described under the caption "Voting Rights" in the Prospectuses for the Contracts.

    The Fund has acknowledged that the name "Dean Witter" is a property right of DWR. The Fund has agreed that DWR or its parent company may use or, at any time, permit others to use, the name "Dean Witter." The Fund has also agreed that in the event the Management Agreement is terminated, or if the affiliation between InterCapital and its parent company is terminated, the Fund will eliminate the name "Dean Witter" from its name if DWR or its parent company shall so request.


TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


    The Trustees and Executive Officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with InterCapital and with the 82 Dean Witter Funds and the 14 TCW/DW Funds are shown below.



      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Michael Bozic (55)                         Chairman and Chief Executive Officer of Levitz Furniture Corporation
Trustee                                    (since November, 1995); Director or Trustee of the Dean Witter Funds;
c/o Levitz Furniture Corporation           formerly President and Chief Executive Officer of Hills Department
6111 Broken Sound Parkway, N.W.            Stores (May, 1991-July, 1995); formerly variously Chairman, Chief
Boca Raton, Florida                        Executive Officer, President and Chief Operating Officer (1987-1991) of
                                           the Sears Merchandise Group of Sears, Roebuck and Co.; Director of
                                           Eaglemark Financial Services, Inc. the United Negro College Fund and
                                           Weirton Steel Corporation.
Charles A. Fiumefreddo* (63)               Chairman, Chief Executive Officer and Director of InterCapital,
Chairman of the Board,                     Distributors and DWSC; Executive Vice President and Director of DWR;
President, Chief Executive Officer         Chairman, Director or Trustee, President and Chief Executive Officer of
 and Trustee                               the Dean Witter Funds; Chairman, Chief Executive Officer and Trustee of
Two World Trade Center                     the TCW/DW Funds; Chairman and Director of Dean Witter Trust Company;
New York, New York                         Director and/or officer of various DWDC subsidiaries; formerly
                                           Executive Vice President and Director of DWDC (until February, 1993).
Edwin J. Garn (63)                         Director or Trustee of the Dean Witter Funds; formerly United States
Trustee                                    Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee
c/o Huntsman Chemical                      (1980-1986); formerly Mayor of Salt Lake City, Utah (1971-1974);
 Corporation                               formerly Astronaut, Space Shuttle Discovery (April 12-19, 1985); Vice
500 Huntsman Way                           Chairman, Huntsman Chemical Corporation (since January, 1993); Director
Salt Lake City, Utah                       of Franklin Quest (time management systems) and John Alden Financial
                                           Corp.; member of the board of various civic and charitable organizations.
John R. Haire (71)                         Chairman of the Audit Committee and Chairman of the Committee of the
Trustee                                    Independent Directors or Trustees and Director or Trustee of the Dean
Two World Trade Center                     Witter Funds; Chairman of the Audit Committee and Chairman of the
New York, New York                         Committee of the Independent Trustees and Trustee of the TCW/DW Funds;
                                           formerly President, Council for Aid to Education (1978-October, 1989)
                                           and Chairman and Chief Executive Officer of Anchor Corporation, an
                                           Investment Adviser (1964-1978); Director of Washington National
                                           Corporation (insurance).

      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Dr. Manuel H. Johnson (47)                 Senior Partner, Johnson Smick International, Inc., a consulting firm;
Trustee                                    Koch Professor of International Economics and Director of the Center
c/o Johnson Smick International,           for Global Market Studies at George Mason University; Co-Chairman and a
 Inc.                                      founder of the Group of Seven Council (G7C), an international economic
1133 Connecticut Avenue, N.W.              commission; Director or Trustee of the Dean Witter Funds; Trustee of
Washington, DC                             the TCW/DW Funds; Director of NASDAQ (since June, 1995); Director of
                                           Greenwich Capital Markets Inc. (broker-dealer); formerly Vice Chairman of the Board of Governors of the Federal Reserve System (1986-1990) and
                                           Assistant Secretary of the U.S. Treasury (1982-1988).
Michael E. Nugent (60)                     General Partner, Triumph Capital, L.P., a private investment part-
Trustee                                    nership (since April, 1988); Director or Trustee of the Dean Witter
c/o Triumph Capital, L.P.                  Funds; Trustee of the TCW/DW Funds; formerly Vice President, Bankers
237 Park Avenue                            Trust Company and BT Capital Corporation (1984-1988); Director of
New York, New York                         various business organizations.
Philip J. Purcell* (53)                    Chairman of the Board of Directors and Chief Executive Officer of DWDC,
Trustee                                    DWR and Novus Credit Services Inc.; Director of InterCapital, DWSC and
Two World Trade Center                     Distributors; Director or Trustee of the Dean Witter Funds; Director
New York, New York                         and/or officer of various DWDC subsidiaries.
John L. Schroeder (66)                     Retired; Director or Trustee of the Dean Witter Funds; Trustee of the
Trustee                                    TCW/DW Funds; Director of Citizens Utilities Company; formerly
c/o Gordon Altman Butowsky                 Executive Vice President and Chief Investment Officer of the Home
 Weitzen Shalov & Wein                     Insurance Company (August, 1991-September, 1995) and Chairman and Chief
Counsel to the Independent                 Investment Officer of Axe-Houghton Management and the Axe-Houghton
 Trustees                                  Funds (April, 1983-June, 1991).
114 West 47th Street
New York, New York
Sheldon Curtis (64)                        Senior Vice President, Secretary and General Counsel of InterCapital
Vice President, Secretary and              and DWSC; Senior Vice President and Secretary of Dean Witter Trust
 General Counsel                           Company; Senior Vice President, Assistant Secretary and Assistant
Two World Trade Center                     General Counsel of Distributors; Assistant Secretary of DWR; Vice
New York, New York                         President, Secretary and General Counsel of the Dean Witter Funds and
                                           the TCW/DW Funds.
Peter M. Avelar (38)                       Senior Vice President of InterCapital (since April, 1992); Vice
Vice President                             President of various Dean Witter Funds; previously Vice President of
Two World Trade Center                     InterCapital.
New York, New York
Mark Bavoso (35)                           Senior Vice President of InterCapital (since June, 1993); Vice
Vice President                             President of various Dean Witter Funds; previously Vice President of
Two World Trade Center                     InterCapital.
New York, New York
Patricia A. Cuddy (42)                     Vice President of InterCapital (since June, 1994); Vice President of
Vice President                             various Dean Witter Funds; formerly Senior Vice President of Dreyfus
Two World Trade Center                     Corporation.
New York, New York

      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Edward F. Gaylor (55)                      Senior Vice President of InterCapital (since April, 1992); Vice
Vice President                             President of various Dean Witter Funds; previously Vice President of
Two World Trade Center                     InterCapital.
New York, New York
Peter Hermann (36)                         Vice President of InterCapital (since May, 1995) and portfolio manager
Vice President                             with InterCapital (since March, 1994); previously portfolio manager
Two World Trade Center                     with The Bank of New York (August, 1987-February, 1994).
New York, New York
Kenton J. Hinchliffe (52)                  Senior Vice President of InterCapital; Vice President of various Dean
Vice President                             Witter Funds.
Two World Trade Center
New York, New York
Michael G. Knox (30)                       Senior Portfolio Manager of InterCapital (since August, 1993); formerly
Vice President                             a portfolio manager and analyst with Eagle Asset Management, Inc.
Two World Trade Center
New York, New York
Anita H. Kolleeny (41)                     Senior Vice President of InterCapital (since April, 1992); Vice
Vice President                             President of Dean Witter American Value Fund; previously Vice President
Two World Trade Center                     of InterCapital.
New York, New York
Paula LaCosta (45)                         Vice President of InterCapital (since April, 1992); Vice President of
Vice President                             various Dean Witter Funds; previously Assistant Vice President of
Two World Trade Center                     InterCapital.
New York, New York
Jonathan R. Page (50)                      Senior Vice President of InterCapital; Vice President of various Dean
Vice President                             Witter Funds.
Two World Trade Center
New York, New York
Rochelle G. Siegel (48)                    Senior Vice President of InterCapital; Vice President of various Dean
Vice President                             Witter Funds.
Two World Trade Center
New York, New York
Paul D. Vance (61)                         Senior Vice President of InterCapital; Vice President of various Dean
Vice President                             Witter Funds.
Two World Trade Center
New York, New York
Ronald J. Worobel (53)                     Senior Vice President of InterCapital (since June, 1993); Vice
Vice President                             President of various Dean Witter Funds; formerly Vice President of
Two World Trade Center                     InterCapital (June, 1992-June, 1993) and prior thereto Managing
New York, New York                         Director at MacKay Shields Financial Corp.
Michelle Kaufman (32)                      Assistant Vice President of InterCapital (since May, 1995) and
Assistant Vice President                   portfolio manager with InterCapital (since September, 1993); previously
Two World Trade Center                     security analyst with Woodward and Associates (March-August, 1993), JRO
New York, New York                         and Associates (December, 1992) and the First Manhattan Company
                                           (January, 1990-November, 1992).

      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Thomas F. Caloia (50)                      First Vice President and Assistant Treasurer of InterCapital and DWSC;
Treasurer                                  Treasurer of the Dean Witter Funds and the TCW/DW Funds.
Two World Trade Center
New York, New York
---------

* Denotes Trustees who are "interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.



    In addition, Robert M. Scanlan, President and Chief Operating Officer of InterCapital and DWSC, Executive Vice President of Distributors and DWTC and Director of DWTC, Robert S. Giambrone, Senior Vice President of InterCapital, DWSC, Distributors and DWTC and Director of DWTC, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of InterCapital and Director of DWTC; Kevin Hurley, Senior Vice President of InterCapital, and Jayne Stevlingson, Vice President of InterCapital, are Vice Presidents of the Fund, and Marilyn K. Cranney and Barry Fink, First Vice Presidents of InterCapital and DWSC, LouAnne D. McInnis and Ruth Rossi, Vice Presidents and Assistant General Counsels of InterCapital and DWSC, and Carsten Otto, a Staff Attorney with InterCapital, are Assistant Secretaries of the Fund.


THE BOARD OF TRUSTEES, THE INDEPENDENT TRUSTEES, AND THE COMMITTEES


    The Board of Trustees consists of eight (8) trustees. These same individuals also serve as directors or trustees for all of the Dean Witter Funds, and are referred to in this section as Trustees. As of the date of this Statement of Additional Information, there are a total of 82 Dean Witter Funds, comprised of 122 portfolios. As of November 30, 1996, the Dean Witter Funds had total net
assets of approximately $   billion and more than five million shareholders.



    Six Trustees (75% of the total number) have no affiliation or business connection with InterCapital or any of its affiliated persons and do not own any stock or other securities issued by InterCapital's parent company, DWDC. These are the "disinterested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with InterCapital. Four of the six independent Trustees are also Independent Trustees of the TCW/DW Funds.


    Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so.

    All of the Independent Trustees serve as members of the Audit Committee and the Committee of the Independent Trustees. Three of them also serve as members of the Derivatives Committee. During the calendar year ended December 31, 1995, the three Committees held a combined total of fifteen meetings. The Committees hold some meetings at InterCapital's offices and some outside InterCapital. Management Trustees or officers do not attend these meetings unless they are invited for purposes of furnishing information or making a report.

    The Committee of the Independent Trustees is charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Dean Witter Funds have such a plan.

    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

    Finally, the Board of each Fund has formed a Derivatives Committee to establish parameters for and oversee the activities of the Fund with respect to derivative investments, if any, made by the Fund.


DUTIES OF CHAIRMAN OF COMMITTEE OF THE INDEPENDENT TRUSTEES AND AUDIT COMMITTEE



    The Chairman of the Committee of the Independent Trustees and the Audit Committee maintains an office at the Funds' headquarters in New York. He is responsible for keeping abreast of regulatory and industry developments and the Funds' operations and management. He screens and/or prepares written materials and identifies critical issues for the Independent Trustees to consider, develops agendas for Committee meetings, determines the type and amount of information that the Committees will need to form a judgment on various issues, and arranges to have that information furnished to Committee members. He also arranges for the services of independent experts and consults with them in advance of meetings to help refine reports and to focus on critical issues. Members of the Committees believe that the person who serves as Chairman of both Committees and guides their efforts is pivotal to the effective functioning of the Committees.



    The Chairman of the Committee of the Independent Trustees and the Audit Committee also maintains continuous contact with the Funds' management, with independent counsel to the Independent Trustees and with the Funds' independent auditors. He arranges for a series of special meetings involving the annual review of investment advisory, management and other operating contracts of the Funds and, on behalf of the Committees, conducts negotiations with the Investment Manager and other service providers. In effect, the Chairman of the Committees serves as a combination of chief executive and support staff of the Independent Trustees.



    The Chairman of the Committees is not employed by any other organization and devotes his time primarily to the services he performs as Committee Chairman and Independent Trustee of the Dean Witter Funds and as an Independent Trustee and, since July 1, 1996, as Chairman of the Committee of the Independent Trustees and the Audit Committee of the TCW/DW Funds. The current Committee Chairman has had more than 35 years experience as a senior executive in the investment company industry.


ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL DEAN WITTER FUNDS

    The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, and a Chairman of their Committees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Dean Witter Funds.

COMPENSATION OF INDEPENDENT TRUSTEES


    The Fund pays each Independent Trustee an annual fee of $1,000 plus a per meeting fee of $50 for meetings of the Board of Trustees or committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an annual fee of $750 and pays the Chairman of the Committee of the Independent Trustees an additional annual fee of $1,200). The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund.



    The following table illustrates the compensation paid to the Fund's Independent Trustees by the Fund for the fiscal year ended December 31, 1995.



                               FUND COMPENSATION



                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,850
Edwin J. Garn.................................................       2,000
John R. Haire.................................................       4,600(1)
Dr. Manuel H. Johnson.........................................       2,000
Michael E. Nugent.............................................       1,800
John L. Schroeder.............................................       2,000


---------

(1) Of Mr. Haire's compensation from the Fund, $3,150 was paid to him as Chairman of the Committee of the Independent Trustees ($2,400) and as Chairman of the Audit Committee ($750).



    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1995 for services to the 79 Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 11 TCW/DW Funds that were in operation at December 31, 1995. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Dean Witter Money Market Funds. Mr. Schroeder was elected as a Trustee of the TCW/DW Funds on April 20, 1995.



              COMPENSATION FROM DEAN WITTER FUNDS AND TCW/DW FUNDS



                                                                                        TOTAL
                                                                   FOR SERVICE AS   COMPENSATION
                               FOR SERVICE                          CHAIRMAN OF         PAID
                              AS DIRECTOR OR                       COMMITTEES OF    FOR SERVICES
                               TRUSTEE AND       FOR SERVICE AS     INDEPENDENT          TO
                             COMMITTEE MEMBER     TRUSTEE AND        DIRECTORS/        79 DEAN
                                OF 79 DEAN      COMMITTEE MEMBER    TRUSTEES AND       WITTER
                                  WITTER          OF 11 TCW/DW         AUDIT        FUNDS AND 11
NAME OF INDEPENDENT TRUSTEE       FUNDS              FUNDS           COMMITTEES     TCW/DW FUNDS
---------------------------  ----------------   ----------------   --------------   -------------
Michael Bozic..............      $126,050           --                 --             $126,050
Edwin J. Garn..............       136,450           --                 --              136,450
John R. Haire..............        98,450           $82,038           $217,350(2)      397,838
Dr. Manuel H. Johnson......       136,450            82,038            --              218,488
Michael E. Nugent..........       124,200            75,038            --              199,238
John L. Schroeder..........       136,450            46,964            --              183,414


---------

(2) For the 79 Dean Witter Funds in operation at December 31, 1995. As noted above, on July 1, 1996, Mr. Haire became Chairman of the Committee of the Independent Trustees and the Audit Committee of the TCW/DW Funds in addition to continuing to serve in such positions for the Dean Witter Funds.



    As of the date of this Statement of Additional Information, 57 of the Dean Witter Funds, including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service. Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 25.0% of his or her Eligible Compensation plus 0.4166666% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 50.0% after ten years of service. The foregoing percentages may be changed by the Board.(3) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.



    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended December 31, 1995 and by the 57 Dean Witter Funds (including the Fund) as of December 31, 1995, and the estimated retirement benefits for the Fund's Independent Trustees from the Fund as of December 31, 1995 and from the 57 Dean Witter Funds as of December 31, 1995.



          RETIREMENT BENEFITS FROM THE FUND AND ALL DEAN WITTER FUNDS



                                           FOR ALL ADOPTING FUNDS                                     ESTIMATED ANNUAL
                                   --------------------------------------   RETIREMENT BENEFITS           BENEFITS
                                        ESTIMATED                           ACCRUED AS EXPENSES      UPON RETIREMENT(4)
                                     CREDITED YEARS         ESTIMATED      ----------------------  ----------------------
                                      OF SERVICE AT       PERCENTAGE OF                 BY ALL       FROM      FROM ALL
                                       RETIREMENT           ELIGIBLE        BY THE     ADOPTING       THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE           (MAXIMUM 10)        COMPENSATION       FUND        FUNDS       FUND        FUNDS
---------------------------------  -------------------  -----------------  ---------  -----------  ---------  -----------
Michael Bozic....................              10               50.0%      $     454  $    26,359  $   1,121  $    51,550
Edwin J. Garn....................              10               50.0             695       41,901      1,121       51,550
John R. Haire....................              10               50.0           3,644      261,763      2,958      130,404
Dr. Manuel H. Johnson............              10               50.0             281       16,748      1,121       51,550
Michael E. Nugent................              10               50.0             497       30,370      1,121       51,550
John L. Schroeder................               8               41.7             893       51,812        934       42,958


---------

(3) An Eligible Trustee may elect alternate payments of his or her retirement benefits based upon the combined life expectancy of such Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of such Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amount so that the resulting payments will be the actuarial equivalent of the Regular Benefit.



(4) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (3) above.



    As of the date of this Statement of Additional Information, Northbrook Life Insurance Company, Allstate Life Insurance Company of New York and Paragon Life Insurance Company owned all of the outstanding shares of the Fund for allocation to the Accounts, and none of the Fund's officers or Trustees was a Contract Owner under the Accounts.


INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------


    The Fund is an open-end diversified management investment company which is intended to provide a broad range of investment alternatives with its thirteen separate Portfolios, each of which has distinct investment objectives and policies, as set forth below and in the Prospectus:



    -THE MONEY MARKET PORTFOLIO seeks high current income, preservation of capital and liquidity by investing in short-term money market instruments.

    -THE QUALITY INCOME PLUS PORTFOLIO seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in debt securities issued by the U.S. Government, its agencies and instrumentalities and in fixed-income securities rated A or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or non-rated securities of comparable quality.



    -THE HIGH YIELD PORTFOLIO seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing principally in fixed-income securities which are rated in the lower categories by established rating services [Baa or lower by Moody's or BBB or lower by S&P] or non-rated securities of comparable quality.



    -THE UTILITIES PORTFOLIO seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry.



    -THE INCOME BUILDER PORTFOLIO seeks, as its primary investment objective, reasonable income and, as its secondary objective, growth of capital, by investing primarily in income producing common stocks and preferred stocks and in securities convertible into common stock.



    -THE DIVIDEND GROWTH PORTFOLIO seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.



    -THE CAPITAL GROWTH PORTFOLIO seeks to provide long-term capital growth by investing principally in common stocks.



    -THE GLOBAL DIVIDEND GROWTH PORTFOLIO seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies, issued by issuers worldwide, with a record of paying dividends and the potential for increasing dividends.



    -THE EUROPEAN GROWTH PORTFOLIO seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Europe.



    -THE PACIFIC GROWTH PORTFOLIO seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Asia, Australia and New Zealand.



    -THE CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing primarily in the common stocks of U.S. companies that offer the potential for either superior earnings growth and/or appear to be undervalued.



    -THE EQUITY PORTFOLIO seeks, as its primary objective, capital growth through investments in common stock and, as a secondary objective, income but only when consistent with its primary objective.



    -THE STRATEGIST PORTFOLIO seeks a high total investment return through a fully managed investment policy utilizing equity securities, fixed-income securities rated Baa or higher by Moody's or BBB or higher by S&P (or non-rated securities of comparable quality), and money market securities.



    There can be no assurance that the Portfolios' investment objectives will be achieved.


    Each Portfolio of the Fund is subject to the diversification requirements of
Section 817(h) of the Internal Revenue Code relating to the favorable tax treatment of variable annuity contracts. Regulations issued under such section require each Portfolio to invest no more than 55% of its assets in any one investment; no more than 70% of its assets in any two investments; no more than 80% of its total assets in any three investments; and no more than 90% of its total assets in any four investments. For purposes of the regulations, all securities of the same issuer are treated as a single investment. In addition, the

Portfolios are subject to the diversification requirements of the Act, as described under the heading "Investment Restrictions" below and in the Prospectus.

    The investment objectives and policies of each Portfolio are set forth in the Prospectus under the caption "Investment Objectives and Policies." There can be no assurance that the Portfolios' investment objectives will be achieved.

QUALITY INCOME PLUS PORTFOLIO
    As discussed in the Prospectus, certain of the U.S. Government securities purchased by the QUALITY INCOME PLUS PORTFOLIO are "mortgaged-backed securities", which evidence an interest in a specific pool of mortgages. Such securities are issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

    GNMA CERTIFICATES. GNMA Certificates evidence an interest in a specific pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers Home Administration or guaranteed by the Veterans Administration ("VA"). Scheduled payments of principal and interest are made to the registered holders of GNMA Certificates. The GNMA Certificates that the QUALITY INCOME PLUS PORTFOLIO will invest in are of the modified pass-through type. GNMA guarantees the timely payment of monthly installments of principal and interest on modified pass-through certificates at the time such payments are due, whether or not such amounts are collected by the issuer on the underlying mortgages. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates.

    The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments, with maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments or refinancing of such mortgages or foreclosure. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, which has the effect of reducing future payments. Due to the GNMA guarantee, foreclosures impose no risk to principal investments.

    The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by such factors as the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. However, statistics indicate that the average life of the type of mortgages backing the majority of GNMA Certificates is approximately 12 years. For this reason, it is standard practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years.

    The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. Such fees in the aggregate usually amount to approximately .50 of 1%.

    Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Reinvestment by the Quality Income Plus Portfolio of prepayments may occur at higher or lower interest rates than the original investment. Historically, actual average life has been consistent with the 12-year assumption referred to above. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificates. Interest on GNMA Certificates is paid monthly, rather than semiannually, as is the case with traditional bonds.

    FHLMC SECURITIES. The Federal Home Loan Mortgage Corporation was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970. Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

    The FHLMC issues two types of mortgage pass-through securities, mortgages participation certificates ("PCs") and guaranteed mortgages certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PC's and the full return of principal when due. PC's have an assumed average life similar to GNMA Certificates.

    GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years.

    FNMA SECURITIES. The Federal National Mortgage Association was established in 1938 to create a secondary market in mortgages insured by the FHA.

    FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal. FNMA Certificates have an assumed average life similar to GNMA Certificates.

    LEVERAGING. As discussed in the Prospectus, the QUALITY INCOME PLUS PORTFOLIO may borrow money, but only from a bank and in an amount up to 25% of the Portfolio's gross assets taken at the lower of market value or cost, not including the amount borrowed, to seek additional income by leveraging its investments through purchasing securities with the borrowed funds. Such borrowings will be subject to current margin requirements of the Federal Reserve Board and where necessary the Portfolio may use any or all of its securities as collateral for such borrowings. Any investment gains (and/or investment income) made with the additional monies in excess of interest paid will cause the net asset value of the Portfolio's shares (and/or the Portfolio's net income per share) to rise to a greater extent than would otherwise be the case. Conversely, if the investment performance of the additional monies fails to cover their cost to the Portfolio, net asset value (and/or net income per share) will decrease to a greater extent than would otherwise be the case. This is the speculative factor involved in leverage.

    The QUALITY INCOME PLUS PORTFOLIO will be required to maintain an asset coverage (including the proceeds of borrowings) of at least 300% of such borrowings in accordance with the provisions of the Act. If due to market fluctuations or other reasons, the value of the Portfolio's assets (including the proceeds of borrowings) becomes at any time less than three times the amount of any outstanding bank debt, the Portfolio, within three business days, will reduce its bank debt to the extent necessary to meet the required 300% asset coverage. In restoring the 300% asset coverage, the Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    The investment policy provides that the Portfolio may not purchase or sell a security on margin. The margin and bank borrowing restrictions will prevent the ordinary purchase of a security which involves a cash borrowing from a broker of any part of the purchase price of a security.


    In addition to borrowings for leverage, the Portfolio may also borrow from banks an additional amount as a temporary measure for extraordinary or emergency purposes, and for these purposes, in no event an amount greater than 5% of gross assets taken at the lower of market value or cost.


GENERAL PORTFOLIO TECHNIQUES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


    As discussed in the Prospectus, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO may enter into forward foreign currency exchange contracts
("for-
ward contracts") as a hedge against fluctuations in future foreign exchange rates. Each of these Portfolios will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. Such forward contracts will only be entered into with United States banks and their foreign branches or foreign banks whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


    When management of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO or the Pacific Growth Portfolio believes that the currency of a particular foreign country may suffer a substantial movement against the U.S. dollar, it may enter into a forward contract to purchase or sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The Portfolio will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the management of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served. The Portfolio's custodian bank will place cash, U.S. Government securities or other liquid portfolio securities in a segregated account of the Fund in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts entered into under the circumstances set forth above. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts.


    Where, for example, the Portfolio is hedging a portfolio position consisting of foreign fixed-income securities denominated in a foreign currency against adverse exchange rate moves vis-a-vis the U.S. dollar, at the maturity of the forward contract for delivery by the Portfolio of a foreign currency, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio securities if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

    If the Portfolio retains the portfolio securities and engages in an offsetting transaction, the Portfolio will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    If the Portfolio purchases a fixed-income security which is denominated in U.S. dollars but which will pay out its principal based upon a formula tied to the exchange rate between the U.S. dollar and a foreign currency, it may hedge against a decline in the principal value of the security by entering into a forward contract to sell an amount of the relevant foreign currency equal to some or all of the principal value of the security.

    At times when the Portfolio has written a call option on a fixed-income security or the currency in which it is denominated, it may wish to enter into a forward contract to purchase or sell the foreign currency in which the security is denominated. A forward contract would, for example, hedge the risk of the security on which a call currency option has been written declining in value to a greater extent than the value of the premium received for the options. The Portfolio will maintain with its Custodian, at all times, cash, U.S. Government securities, or other high grade debt obligations in a segregated account equal in value to all forward contract obligations and option contract obligations entered into in hedge situations such as this.

    Although each Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.


HIGH YIELD SECURITIES



    As discussed in the Prospectus, the HIGH YIELD PORTFOLIO will invest principally in fixed-income securities rated Baa or lower by Moody's Investor's Service Inc. ("Moody's"), or BBB or lower by Standard & Poor's Corporation ("S&P"), and the INCOME BUILDER PORTFOLIO may invest up to 20% of its total assets in fixed-income securities rated below investment grade. Investment grade is generally considered to be debt securities rated Baa or higher by Moody's or BBB or higher by S&P. Lower-rated securities involve a higher degree of risk than those securities with higher ratings. The ratings of fixed-income securities by Moody's and S&P are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint.



    Such limitations include the following: the rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions; there is frequently a lag between the time a rating is assigned and the time it is updated; and there may be varying degrees of difference in credit risk of securities in each rating category. The Investment Manager will attempt to reduce the overall portfolio credit risk through diversification and selection of portfolio securities based on considerations mentioned below.



    While the ratings provide a generally useful guide to credit risks, they do not, nor do they purport to, offer any criteria for evaluating the interest rate risk. Changes in the general level of interest rates cause fluctuations in the prices of fixed-income securities already outstanding and will therefore result in fluctuation in net asset value of the shares of the Portfolios. The extent of the fluctuation is determined by a complex interaction of a number of factors. The Investment Manager will evaluate those factors it considers relevant and will make portfolio changes when it deems it appropriate in seeking to reduce the risk of depreciation in the value Portfolios. However, in seeking to achieve the Portfolio's primary objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in the portfolio will be unavoidable. Moreover, medium and lower-rated securities and non-rated securities of comparable quality tend to be subject to wider fluctuations in yield and market values than higher-rated securities. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of the portfolio of the HIGH YIELD PORTFOLIO and the INCOME BUILDER PORTFOLIO.

REPURCHASE AGREEMENTS



    As discussed in the Prospectus, when cash may be available to a Portfolio for only a few days, it may be invested by the Portfolio in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Portfolio. These agreements, which may be viewed as a type of secured lending by the Portfolio, typically involve the acquisition by the Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral"), which is held by the Portfolio's custodian bank, at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Portfolio will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolios follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions, whose financial conditions will be continually monitored. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolio will seek to liquidate such collateral. However, the exercising of the right by a Portfolio to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. It is the current policy of each Portfolio not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amounts to more than 10% of its total assets (in the case of the MONEY MARKET PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO), or 15% of its net assets (in the case of the other Portfolios). The investments by a Portfolio in repurchase agreements may at times be substantial when, in the view of the Investment Manager, liquidity, tax or other considerations warrant.



REVERSE REPURCHASE AGREEMENTS


    Each of the QUALITY INCOME PLUS PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Portfolio of portfolio assets concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Portfolio intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Portfolio will establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities (i.e., U.S. Government securities) equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Portfolio and for purposes other than meeting redemptions may not exceed 10% of the Portfolio's total assets.


LENDING OF PORTFOLIO SECURITIES



    Consistent with applicable regulatory requirements and subject to Investment Restriction (1) below, each Portfolio of the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Portfolio (subject to notice provisions described below), and are at all times secured by cash or money market instruments, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least

100% of the market value, determined daily, of the loaned securities. The advantage of such loans is that the Portfolio continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Portfolio will not lend portfolio securities having a value of more than 10% of its total assets.


    A loan may be terminated by the borrower on one business day's notice, or by the Portfolio on four business days' notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made of firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Portfolio.


    When voting or consent rights which accompany loaned securities pass to the borrower, a Portfolio will follow the policy of calling the loaned securities, in whole or in part as may be appropriate, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio's investment in such loaned securities. The Portfolio will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities. The creditworthiness of firms to which a Portfolio lends its portfolio securities will be monitored on an ongoing basis.



WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS



    As discussed in the Prospectus, from time to time, in the ordinary course of business, each Portfolio of the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment can take place a month or more after the date of the commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date. At the time the Portfolio makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. The Portfolio will also establish a segregated account with its custodian bank in which it will continually maintain cash, U.S. Government securities or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis; subject to this requirement, a Portfolio may purchase securities on such basis without limit. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Portfolio's net asset value. The Investment Manager and the Board of Trustees do not believe that a Portfolio's net asset value or income will be adversely affected by its purchase of securities on such basis.



WHEN, AS AND IF ISSUED SECURITIES



    As discussed in the Prospectus, each Portfolio other than the MONEY MARKET Portfolio may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Portfolio until the Investment Manager determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining the net asset value of the Portfolio, will reflect the value of the security daily. At such time, the Portfolio will also establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid portfolio securities equal in value to recognized commitments for such securities. The value of the Portfolio's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Portfolio, may not exceed 5% of the value of the Portfolio's total assets at the time the initial commitment to purchase such securities is made (see "Investment Restrictions" in the Prospectus). Subject to the foregoing restrictions, these Portfolios may purchase securities on such basis without limit. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Investment Manager and the Board of Trustees do not believe that the net asset value of these Portfolios will be adversely affected by their purchase of securities on such basis. These Portfolios may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Portfolio at the time of the sale.


OPTIONS AND FUTURES TRANSACTIONS


    As discussed in the Prospectus, each of the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may write covered call options against securities held in its portfolio and covered put options on eligible portfolio securities (the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may also write covered put and call options on stock indexes) and purchase options of the same series to effect closing transactions, and may hedge against potential changes in the market value of investments (or anticipated investments) by purchasing put and call options on portfolio (or eligible portfolio) securities and engaging in transactions involving interest rate futures contracts and bond index futures contracts and options on such contracts. In addition, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may also hedge against such changes by entering into transactions involving stock index futures contracts and options thereon, and (except for the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO) options on stock indexes. The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may also hedge against potential changes in the market value of the currencies in which their investments (or anticipated investments) are denominated by writing and/or purchasing put and call options on currencies and engaging in transactions involving currencies futures contracts and options on such contracts.


    OPTIONS ON TREASURY BONDS AND NOTES. Because trading interest in options written on Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges on which such securities trade will not continue indefinitely to introduce options with new expirations to replace expiring options on particular issues. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and options representing a full range of expirations will not ordinarily be available for every issue on which options are traded.

    OPTIONS ON TREASURY BILLS. Because a deliverable Treasury bill changes from week to week, writers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if a Portfolio holds a long position in Treasury bills with a principal amount of the securities deliverable upon exercise of the option, the position may be hedged from a risk standpoint by the writing of a call option. For so long as the call option is outstanding, the Portfolio will hold the Treasury bills in a segregated account with its Custodian, so that they will be treated as being covered.

    OPTIONS ON GNMA CERTIFICATES. Currently, options on GNMA Certificates are only traded over-the-counter. Since the remaining principal balance of GNMA Certificates declines each month as a result of mortgage payments, a Portfolio, as a writer of a GNMA call holding GNMA Certificates as "cover" to satisfy its delivery obligation in the event of exercise, may find that the GNMA Certificates it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Portfolio will purchase additional GNMA Certificates from the same pool (if obtainable) or replacement GNMA Certificates in the cash market in order to maintain its cover. A GNMA Certificate held by the Portfolio to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time, as such decline may increase the prepayments made on other mortgage pools. If this should occur, the Portfolio will no longer be covered, and the Portfolio will either enter into a closing purchase transaction or replace such Certificate with a Certificate which represents cover. When the Portfolio closes out its position or replaces such Certificate, it may realize an unanticipated loss and incur transaction costs.


    OPTIONS ON FOREIGN CURRENCIES. The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO or the CAPITAL APPRECIATION PORTFOLIO may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Portfolio would be enabled to sell the foreign currency for a fixed amount of U.S. dollars, thereby "locking in" the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, these Portfolios may purchase call options on foreign currencies in which securities they anticipate purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. These Portfolios may also purchase call and put options to close out written option positions.



    The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may also write call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which a security is denominated and the U.S. dollar, then a loss to the Portfolio occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Portfolio gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. The European Growth Portfolio may also write options to close out long call option positions.



    The markets in foreign currency options are relatively new and the ability of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a Portfolio will not purchase or write such options unless and until, in the opinion of the management of the Portfolio, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.


    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.


    COVERED CALL WRITING. As stated in the Prospectus, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the STRATEGIST PORTFOLIO are permitted to write covered call options on portfolio securities, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO are permitted to write covered call options on the U.S. dollar and foreign currencies, in each case without limit, in order to aid in achieving their investment objectives. Generally, a call option is "covered" if the Portfolio owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the Portfolio by its Custodian in a segregated account) the underlying security (currency) subject to the option except that in the case of call options on U.S. Treasury Bills, a Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the exercise price and a maturity date no later than that of the securities (currency) deliverable under the call option. A call option is also covered if the Portfolio holds a call on the same security (currency) as the underlying security of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the mark-to-market difference is maintained by the Portfolio in cash, U.S. Government securities or other liquid portfolio obligations which the Portfolio holds in a segregated account maintained with the Portfolio's Custodian.



    The Portfolio will receive from the purchaser, in return for a call it has written, a "premium"; i.e., the price of the option. Receipt of these premiums may better enable the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO to achieve a high current income return for their shareholders and the STRATEGIST PORTFOLIO to achieve a more consistent average total return than would be realized from holding the underlying securities (and, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Portfolio if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Portfolio at a loss. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, the currencies in which they are denominated) upon which call options have been written increases, the Portfolio may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.


    As regards listed options and certain over-the-counter ("OTC") options, during the option period, the Portfolio may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction.

    Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable the Portfolio to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. The Portfolio may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

    If a call option expires unexercised, the Portfolio realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received when the option was written, less the commission paid.

    Options written by a Portfolio normally have expiration dates of up to to eighteen months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security (currency) at the time the option is written. See "Risks of Options and Futures Transactions," below.


    COVERED PUT WRITING. As stated in the Prospectus, as a writer of a covered put option, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO or the STRATEGIST PORTFOLIO incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by the Portfolio will be exercisable by the purchaser only on a specific date). A put is "covered" if the Portfolio maintains, in a segregated account maintained on its behalf at its Custodian, cash, U.S. Government securities or other liquid portfolio securities in an amount equal to at least the exercise price of the option, at all times during the option period. Similarly, a written put position could be covered by the Portfolio by its purchase of a put option on the same security as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the mark-to-market difference is maintained by the Portfolio in cash, U.S. Government securities or other liquid portfolio securities which the Portfolio holds in a segregated account maintained at its Custodian. In writing puts, the Portfolio assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period, the Portfolio may be required, at any time, to make payment of the exercise price against delivery of the underlying security. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.



    The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO will write put options for two purposes: (1) to receive the income derived from the premiums paid by purchasers; and (2) when the Investment Manager (or, for the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Adviser) wishes to purchase the security underlying the option at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction).


    PURCHASING CALL AND PUT OPTIONS. As stated in the Prospectus, the QUALITY INCOME PLUS PORTFOLIO may purchase listed and OTC call and put options in amounts equalling up to 10% of its total assets.

Each of the CAPITAL GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may purchase such call and put options in amounts equalling up to 5% of its total assets. Each of the UTILITIES PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO and the STRATEGIST PORTFOLIO may purchase such call and put options and options on stock indexes in amounts equalling 10% of its total assets, with a maximum of 5% of its total assets invested in the purchase of stock index options. These Portfolios may purchase call options in order to close out a covered call position (see "Covered Call Writing" above) or purchase call options on securities they intend to purchase. Each of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may purchase a call option on foreign currency to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by the Portfolio.



    Each of the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the STRATEGIST PORTFOLIO may purchase put options on securities (and, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, on currencies) which it holds (or has the right to acquire) in its portfolio only to protect itself against a decline in the value of the security (currency). If the value of the underlying security (currency) were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. These Portfolios may also purchase put options to close out written put positions in a manner similar to call options closing purchase transactions. In addition, a Portfolio may sell a put option which it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option when it was purchased. Any such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by a Portfolio expired without being sold or exercised, the Portfolio would realize a loss.



    RISKS OF OPTIONS TRANSACTIONS. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, the value of the security's denominated currency) increase, but has retained the risk of loss should the price of the underlying security (or, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, the value of the security's denominated currency) decline. The covered put writer also retains the risk of loss should the market value of the underlying security decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.


    Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting over-the-counter option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A secured put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting over-the-counter option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a covered writer would be unable to utilize the amount held in cash or U.S. Government securities or other liquid portfolio securities as security for the put option for other investment purposes until the exercise or expiration of the option.


    A Portfolio's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, a Portfolio may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Portfolio is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

    Among the possible reasons for the absence of a liquid secondary market on an Exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an Exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an Exchange; (v) inadequacy of the facilities of an Exchange or the Options Clearing Corporation ("OCC") to handle current trading volume; or
(vi) a decision by one or more Exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would generally continue to be exercisable in accordance with their terms.

    In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in options, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by a Portfolio, the Portfolio could experience a loss of all or part of the value of the option. Transactions are entered into by a Portfolio only with brokers or financial institutions deemed creditworthy by the Portfolio's management.

    Each of the Exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). An Exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Portfolio may write.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.


    STOCK INDEX OPTIONS. The UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may invest in options on stock indexes. As stated in the Prospectus, options on stock indexes are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indexes may have different multipliers. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash and a gain or loss depends on price movements in the stock market generally (or in a particular segment of the market) rather than the price movements in individual stocks. Currently, options are traded on, among other indexes, the S&P 100 Index and the S&P 500 Index on the Chicago Board Options Exchange, the Major Market Index and the Computer Technology Index, Oil Index and Institutional Index on the American Stock Exchange and the NYSE Index and NYSE Beta Index on the New York Stock Exchange, The Financial News Composite Index on the Pacific Stock Exchange and the Value Line Index, National O-T-C Index and Utilities Index on the Philadelphia Stock Exchange, each of which and any similar index on which options are traded in the future which include stocks that are not limited to any particular industry or segment of the market is referred to as a "broadly based stock market index." Options on broad-based stock indexes provide the Portfolio with a means of protecting the Portfolio against the risk of market-wide price movements. If the Investment Manager anticipates a market decline, the Portfolio could purchase a stock index put option. If the expected market decline materialized, the resulting decrease in the value of the Portfolio's portfolio would be offset to the extent of the increase in the value of the put option. If the Investment Manager anticipates a market rise, the Portfolio may purchase a stock index call option to enable the Portfolio to participate in such rise until completion of anticipated common stock purchases by the Portfolio. Purchases and sales of stock index options also enable the Investment Manager to more speedily achieve changes in a Portfolio's equity positions.


    The UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO will write put options on stock indexes only if such positions are covered by cash, U.S. Government securities or other liquid portfolio securities equal to the aggregate exercise price of the puts, or by a put option on the same stock index with a strike price no lower than the strike price of the put option sold by the Portfolio, which cover is held for the Portfolio in a segregated account maintained for it by its Custodian. All call options on stock indexes written by a Portfolio will be covered either by a portfolio of stocks substantially replicating the movement of the index underlying the call option or by holding a separate call option on the same stock index with a strike price no higher than the strike price of the call option sold by the Portfolio.



    RISKS OF OPTIONS ON INDEXES. Because exercises of stock index options are settled in cash, call writers such as the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. A call writer can offset some of the risk of its writing position by holding a diversified portfolio of stocks similar to those on which the underlying index is based. However, most investors cannot, as a practical matter, acquire and hold a portfolio containing exactly the same stocks as the underlying index, and, as a result, bear a risk that the value of the securities held will vary from the value of the index. Even if an index call writer could assemble a stock portfolio that exactly reproduced the composition of the underlying index, the writer still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the writer will not learn that it has been assigned until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds stocks that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those stocks against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its stock portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding stock positions.

    A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

    If dissemination of the current level of an underlying index is interrupted, or if trading is interrupted in stocks accounting for a substantial portion of the value of an index, the trading of options on that index will ordinarily be halted. If the trading of options on an underlying index is halted, an exchange may impose restrictions prohibiting the exercise of such options.


    FUTURES CONTRACTS. As stated in the Prospectus, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may purchase and sell interest rate futures contracts that are traded, or may in the future be traded, on U.S. commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and bond index futures contracts that are traded, or may in the future be traded, on U.S. commodity exchanges on such indexes as the Moody's Investment-Grade Corporate Bond Index. These Portfolios may also purchase and sell stock index futures contracts that are traded on U.S. commodity exchanges on such indexes as the S&P 500 Index and the New York Stock Exchange Composite Index. The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may also purchase and sell futures contracts that are currently traded, or may in the future be traded, on foreign commodity exchanges on such underlying securities as common stocks or any foreign government fixed-income security, on various currencies ("currency futures") and on such indexes of foreign equity and fixed-income securities as may exist or come into being, such as the Financial Times Equity Index.


    As a futures contract purchaser, a Portfolio incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of a futures contract, a Portfolio incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.


    The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO will purchase or sell interest rate futures contracts for the purpose of hedging their fixed-income portfolio (or anticipated portfolio) securities against changes in prevailing interest rates or, in the case of the UTILITIES PORTFOLIO and the STRATEGIST PORTFOLIO, to alter the Portfolio's asset allocation in fixed-income securities. If it is anticipated that interest rates may rise and, concomitantly, the price of certain of its portfolio securities fall, a Portfolio may sell an interest rate futures contract or a bond index futures contract. If declining interest rates are anticipated, or if the Investment Manager wishes to increase the UTILITIES PORTFOLIO's, or the STRATEGIST PORTFOLIO's, allocation of fixed-income securities, a Portfolio may purchase an interest rate futures contract or a bond index futures contract to protect against a potential increase in the price of securities the Portfolio intends to purchase. Subsequently, appropriate securities may be purchased by the Portfolio in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.



    The UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO will purchase or sell stock index futures contracts for the purpose of hedging their equity portfolio (or anticipated portfolio) securities against changes in their prices. If the Investment Manager anticipates that the prices of stock held by a Portfolio may fall or wishes to decrease the UTILITIES PORTFOLIO's, or the STRATEGIST PORTFOLIO's, asset allocation in equity securities, the Portfolio may sell a stock index futures contract. Conversely, if the Investment Manager wishes to increase the assets of the UTILITIES PORTFOLIO or the STRATEGIST PORTFOLIO which are invested in stocks or as a hedge against anticipated prices rises in those stocks which the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND

GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO or the STRATEGIST PORTFOLIO intends to purchase, the Portfolio may purchase stock index futures contracts. This allows the Portfolio to purchase equities, in accordance with the asset allocations of the Portfolio's management, in an orderly and efficacious manner.



    The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO will purchase or sell currency futures on currencies in which their portfolio securities (or anticipated portfolio securities) are denominated for the purposes of hedging against anticipated changes in currency exchange rates. These Portfolios will enter into currency futures contracts for the same reasons as set forth under the heading "Forward Foreign Currency Exchange Contracts" above for entering into forward foreign currency exchange contracts; namely, to "lock-in" the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security's (or anticipated portfolio security's) denominated currency vis-a-vis a different currency.


    In addition to the above, interest rate and bond index and stock index (and currency) futures contracts will be bought or sold in order to close out a short or long position in a corresponding futures contract.


    Although most interest rate futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (or, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO or the CAPITAL APPRECIATION PORTFOLIO, currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Portfolio will be able to enter into a closing transaction.



    INTEREST RATE FUTURES CONTRACTS. When the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO or the STRATEGIST PORTFOLIO enters into a futures contract it is initially required to deposit with its Custodian, in an account in the name of the broker performing the transaction, an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities equal to approximately 2% of the contract amount. Initial margin requirements are established by the Exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the Exchanges.


    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a brokers' client but is, rather, a good faith deposit on the futures contract which will be returned to the Portfolio upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Portfolio may be required to make subsequent deposits of cash or U.S. Government securities, called "variation margin", with the Portfolio's futures contract clearing broker, which are reflective of price fluctuations in the futures contract. Currently, interest rate futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with Maturities between 6 1/2 and 10 years, GNMA Certificates and Bank Certificates of Deposit.

    INDEX FUTURES CONTRACTS. As discussed in the Prospectus, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN

GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may invest in bond index futures contracts, and the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may invest in stock index futures contracts. An index futures contract sale creates an obligation by the Portfolio, as seller, to deliver cash at a specified future time. An index futures contract purchase would create an obligation by the Portfolio, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indexes do not require the physical delivery of securities, but provide for a final cash settlement on the expiration date which reflects accumulated profits and losses credited or debited to each party's account.


    The Portfolio is required to maintain margin deposits with brokerage firms through which it effects index futures contracts in a manner similar to that described above for interest rate futures contracts. Currently, the initial margin requirements range from 3% to 10% of the contract amount for index futures. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The Portfolio may be required to make additional margin payments during the term of the contract.

    At any time prior to expiration of the futures contract, the Portfolio may elect to close the position by taking an opposite position which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio and the Portfolio realizes a loss or a gain.

    Currently, index futures contracts can be purchased or sold with respect to, among others, the Standard & Poor's 500 Stock Price Index and the Standard & Poor's 100 Stock Price Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange, the Major Market Index on the American Stock Exchange, the Value Line Stock Index on the Kansas City Board of Trade and the Moody's Investment-Grade Corporate Bond Index on the Chicago Board of Trade.


    CURRENCY FUTURES. As noted above, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may invest in foreign currency futures. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the exercise date, for a set exercise price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward foreign currency exchange contracts. The Portfolio's management will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy. Currently, currency futures exist for, among other foreign currencies, the Japanese yen, German mark, Canadian dollar, British pound, Swiss franc and European currency unit.


    Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulation regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.


    Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Portfolios will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Portfolio's management, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

    OPTIONS ON FUTURES CONTRACTS. The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon the exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.



    The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO will only purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, the Investment Manager (or, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Adviser) wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of a Portfolio's fixed-income portfolio, it might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the Portfolio's management seeks to hedge. Any premiums received in the writing of options on futures contracts may, of course, augment the income of the Portfolio and thereby provide a further hedge against losses resulting from price declines in portions of its portfolio.


    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.


    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. The QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Portfolio's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of a Portfolio's assets which may be subject to a hedge position. In addition, in accordance with the regulations of the Commodity Futures Trading Commission ("CFTC") under which the Fund is exempted from registration as a commodity pool operator, these Portfolios may only enter into futures contracts and options on futures contracts transactions for purposes of hedging a part or all of the Portfolio's portfolio. If the CFTC changes its regulations so that a Portfolio would be permitted to write options on futures contracts for income purposes without CFTC registration, these Portfolios may engage in such transactions for those purposes. Except as described above, there are no other limitations on the use of futures and options thereon by these Portfolios.



    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. As stated in the Prospectus, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may sell a futures contract to protect against the decline in the value of securities (or, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the

PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, the currency in which securities are denominated) held by the Portfolio. However, it is possible that the futures market may advance and the value of securities (or, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, the currency in which they are denominated) held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.



    If the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO or the STRATEGIST PORTFOLIO purchases a futures contract to hedge against the increase in value of securities it intends to buy (or, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, the currency in which they are denominated), and the value of such securities (currency) decreases, then the Portfolio may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.



    In order to assure that the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO are utilizing futures transactions for hedging purposes as such is defined by the Commodity Futures Trading Commission either: (1) a substantial majority (i.e. approximately 75%) of all anticipatory hedge transactions (transactions in which the Portfolio does not own at the time of the transaction, but expects to acquire, the securities underlying the relevant futures contract) involving the purchase of futures contracts or call options thereon will be completed by the purchase of securities which are the subject of the hedge, or (2) the underlying value of all long positions in futures contracts will not exceed the total value of: (a) all short-term debt obligations held by the Portfolio; (b) cash held by the Portfolio; (c) cash proceeds due to the Portfolio on investments within thirty days; (d) the margin deposited on the contracts; and (e) any unrealized appreciation in the value of the contracts.


    If a Portfolio maintains a short position in a futures contract or has sold a call option on a futures contract, it will cover this position by holding, in a segregated account maintained at its Custodian, cash, U.S. Government securities or other high grade debt obligations equal in value (when added to any initial or variation margin on deposit) to the market value of the securities (currencies) underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities (currencies) underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Portfolio to purchase the same contract at a price no higher than the price at which the short position was established.


    In addition, if a Portfolio holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. Government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained for the Portfolio by its Custodian. Alternatively, the Portfolio could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Portfolio.


    Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Portfolio's ability to effectively hedge its portfolio.


    With regard to the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit the ability of these Portfolios to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the Portfolio's transactions effected on foreign exchanges.


    In the event of the bankruptcy of a broker through which the Portfolio engages in transactions in futures or options thereon, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the Portfolio, the Portfolio could experience a loss of all or part of the value of the option. Transactions are entered into by a Portfolio only with brokers or financial institutions deemed creditworthy by the Portfolio's management.


    While the futures contracts and options transactions to be engaged in by a Portfolio for the purpose of hedging the Portfolio's portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities (and, for the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO, the currencies in which they are denominated) is that the prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Portfolio's portfolio securities (and the currencies in which they are denominated). Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which the Portfolio seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.



    As stated in the Prospectus, there may exist an imperfect correlation between the price movements of futures contracts purchased by the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO or the STRATEGIST PORTFOLIO and the movements in the prices of the securities (currencies) which are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate trends may still not result in a successful hedging transaction.


    As stated in the Prospectus, there is no assurance that a liquid secondary market will exist for futures contracts and related options in which the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC

GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO and the STRATEGIST PORTFOLIO may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent a Portfolio from closing out a contract which may result in reduced gain or increased loss to the Portfolio. The absence of a liquid market in futures contracts might cause these Portfolios to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.



    Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO or the STRATEGIST PORTFOLIO because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Portfolio notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities (currencies).



    PORTFOLIO TURNOVER. Although the Fund does not intend to engage in short-term trading of portfolio securities as a means of achieving the investment objectives of the respective Portfolios, each Portfolio may sell portfolio securities without regard to the length of time they have been held whenever such sale will in the Investment Manager's opinion strengthen the Portfolio's position and contribute to its investment objectives. A 100% turnover rate would occur, for example, if all the portfolio securities of a Portfolio (other than short-term money market securities) were replaced once during the fiscal year. Based on this definition, it is anticipated that the Money Market Portfolio's policy of investing in securities with remaining maturities of less than one year will not result in a quantifiable portfolio turnover rate. It is not anticipated that the portfolio turnover rates of the Portfolios will exceed the following percentages in any one year: QUALITY INCOME PLUS PORTFOLIO: 300%; HIGH YIELD PORTFOLIO: 300%; UTILITIES PORTFOLIO: 100%; INCOME BUILDER PORTFOLIO: 90%; DIVIDEND GROWTH PORTFOLIO: 90%; CAPITAL GROWTH
PORTFOLIO: 200%; GLOBAL DIVIDEND GROWTH PORTFOLIO: 100%; EUROPEAN GROWTH
PORTFOLIO: 100%; PACIFIC GROWTH PORTFOLIO: 100%; CAPITAL APPRECIATION PORTFOLIO:
300%; EQUITY PORTFOLIO: 300%; and STRATEGIST PORTFOLIO: 400%.


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted by the Fund as fundamental policies of the Portfolios, except as otherwise indicated. Under the Act, a fundamental policy may not be changed with respect to a Portfolio without the vote of a majority of the outstanding voting securities of that Portfolio, as defined in the Act. Such a majority is defined as the lesser of (a) 67% or more of the shares of the Portfolio present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total or net assets does not require elimination of any security from the portfolio.

RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

    Each Portfolio of the Fund may not:

        1. Make loans of money or securities, except (a) by the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b) by investing in repurchase agreements; or (c) by lending its portfolio securities, not in excess of 10% of the value of a Portfolio's total assets, made in accordance with guidelines adopted by the Fund's Board of

    Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

        2. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or Trustee of the Fund or any officer or director of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

        3. Purchase or sell real estate; however, the Portfolios may purchase marketable securities of issuers which engage in real estate operations or which invest in real estate or interests therein, including Real Estate Investment Trusts (REIT's), and securities which are secured by real estate or interests therein.

        4. Engage in the underwriting of securities except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

        5. Invest for the purposes of exercising control or management of another company.

        6. Participate on a joint or a joint and several basis in any securities trading account. The "bunching" of orders of two or more Portfolios (or of one or more Portfolios and of other accounts under the investment management of InterCapital) for the sale or purchase of portfolio securities shall not be considered participating in a joint securities trading account.


        7. Issue senior securities as defined in the Act except insofar as the Portfolio may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement (or, in the case of the QUALITY INCOME PLUS PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, a reverse repurchase agreement); (b) borrowing money in accordance with restrictions described above; (c) purchasing any security on a when-issued, delayed delivery or forward commitment basis; (d) lending portfolio securities; or (e) purchasing or selling futures contracts, forward foreign exchange contracts or options, if such investments are otherwise permitted for the Portfolio.


RESTRICTIONS APPLICABLE TO THE MONEY MARKET PORTFOLIO ONLY

    The MONEY MARKET PORTFOLIO may not:

        1. Invest in securities other than those listed in the description of its investment objectives and policies above and in the Prospectus.

        2. Invest in securities maturing more than one year from the date of purchase, except that where securities are held subject to repurchase agreements having a term of one year or less from the date of delivery, the securities subject to the agreement may have maturity dates in excess of one year from the date of delivery.

        3. Purchase securities for which there are legal or contractual restrictions on resale [i.e., restricted securities].

        4. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

RESTRICTION APPLICABLE TO THE QUALITY INCOME PLUS PORTFOLIO ONLY

    The QUALITY INCOME PLUS PORTFOLIO may not acquire any common stocks except when acquired upon conversion of fixed-income securities. The QUALITY INCOME PLUS PORTFOLIO will attempt to dispose in an orderly fashion of any common stocks acquired under these circumstances.

RESTRICTIONS APPLICABLE TO THE HIGH YIELD PORTFOLIO ONLY

    The HIGH YIELD PORTFOLIO may not:

        1. Acquire any common stocks, except (a) when attached to or included in a unit with fixed-income securities; (b) when acquired upon conversion of fixed-income securities; or (c) when acquired upon exercise of warrants attached to fixed-income securities. THE HIGH YIELD PORTFOLIO may retain common stocks so acquired but not in excess of 10% of its total assets.

        2. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

RESTRICTION APPLICABLE TO THE DIVIDEND GROWTH PORTFOLIO ONLY

    The DIVIDEND GROWTH PORTFOLIO may not invest more than 5% of the value of its total assets in warrants, including not more than 2% of such assets in warrants not listed on either the New York or American Stock Exchange. However, the acquisition of warrants attached to other securities is not subject to this restriction.

RESTRICTIONS APPLICABLE TO THE EQUITY PORTFOLIO ONLY

    The EQUITY PORTFOLIO may not:

        1. Invest more than 5% of the value of its total assets in warrants, including not more than 2% of such assets in warrants not listed on either the New York or American Stock Exchange. However, the acquisition of warrants attached to other securities is not subject to this restriction.

        2. Purchase non-convertible corporate bonds unless rated at the time of purchase Aa or better by Moody's or AA or better by S&P, or purchase commercial paper unless issued by a U.S. corporation and rated at the time of purchase Prime-1 by Moody's or A-1 by S&P, although it may continue to hold a security if its quality rating is reduced by a rating service below those specified.

        3. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

    Subject to the general supervision of the Board of Trustees, the Investment Manager and, for the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Adviser are responsible for decisions to buy and sell securities for each Portfolio of the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. For the fiscal years ended December 31, 1993, 1994 and 1995, the Portfolios of the Fund paid brokerage commissions as follows:

                                                         BROKERAGE            BROKERAGE            BROKERAGE
                                                        COMMISSIONS          COMMISSIONS          COMMISSIONS
                                                      PAID FOR FISCAL      PAID FOR FISCAL      PAID FOR FISCAL
                                                           YEAR                 YEAR                 YEAR
NAME OF PORTFOLIO                                     ENDED 12/31/93       ENDED 12/31/94       ENDED 12/31/95
--------------------------------------------------  -------------------  -------------------  -------------------
High Yield Portfolio..............................      $     3,097         $       5,071        $      98,275
Utilities Portfolio...............................          585,651               117,697               29,800
Dividend Growth Portfolio.........................          381,554               497,931              565,780
Capital Growth Portfolio..........................           61,231                53,239               53,746
Global Dividend Growth Portfolio..................          --                    566,953              604,355
European Growth Portfolio.........................          162,525               466,863              437,643
Pacific Growth Portfolio..........................          --                    651,772              581,012
Equity Portfolio..................................          591,926             1,139,195            1,091,067
Strategist Portfolio..............................          264,355               281,517              435,379

    Purchases of money market instruments are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Fund does not normally incur brokerage commission expense on such transactions. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

    The Investment Manager and, for the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Adviser currently serve as investment advisors to a number of clients, including other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of the Investment Manager or the Sub-Adviser to cause purchase and sale transactions to be allocated among the Portfolios of the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Portfolios of the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager or the Sub-Adviser may utilize a pro-rata allocation process based on the size of the Dean Witter Funds involved and the number of shares available from the public offering. These procedures may, under certain circumstances, have an adverse effect on the Fund.

    The policy of the Fund regarding purchases and sales of securities for the various Portfolios is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager (or the Sub-Adviser) from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager (or the Sub-Adviser) relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

    The Fund anticipates that certain of its transactions involving foreign securities will be effected on securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

    In seeking to implement the policies of the Portfolios of the Fund, the Investment Manager or the Sub-Adviser effects transactions with those brokers and dealers who the Investment Manager or the Sub-Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager or the Sub-Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund, the Investment Manager or the Sub-Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager and the Sub-Adviser are from brokers and dealers may be of benefit to the Investment Manager or the Sub-Adviser in the management of accounts of some of its other clients and may not in all cases benefit a Portfolio of the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager or the Sub-Adviser and thus reduce its expenses, it is of indeterminable value and the fees paid to the Investment Manager and the Sub-Adviser are not reduced by any amount that may be attributable to the value of such services. For its fiscal year ended December 31, 1995, the Fund directed the payment of commis-sions in connection with transactions in the following aggregate amounts to brokers because of research services provided, as follows:

                                        BROKERAGE COMMISSIONS
                                       DIRECTED IN CONNECTION   AGGREGATE DOLLAR AMOUNT
                                       WITH RESEARCH SERVICES     OF TRANSACTIONS FOR
                                              PROVIDED          WHICH SUCH COMMISSIONS
                                           FOR FISCAL YEAR       WERE PAID FOR FISCAL
NAME OF PORTFOLIO                          ENDED 12/31/95         YEAR ENDED 12/31/95
-------------------------------------  -----------------------  -----------------------
Utilities Portfolio..................  $           19,750       $         11,208,015
Dividend Growth Portfolio............             337,352                211,737,377
Capital Growth Portfolio.............              17,994                  9,983,502
Global Dividend Growth Portfolio.....             550,024                169,589,347
Equity Portfolio.....................             852,990                662,995,545
Strategist Portfolio.................             340,388                241,889,226

    Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with DWR. The Fund will limit its transactions with DWR to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e., Certificates of Deposit and Bankers' Acceptances) and Commercial Paper. Such transactions will be effected with DWR only when the price available from DWR is better than that available from other dealers. During its fiscal years ended December 31, 1993, 1994 and 1995, the Fund did not effect any principal transactions with DWR.

    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through DWR and/or certain affiliated broker-dealers of Morgan Grenfell Investment Services Limited, the Sub-Adviser of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO. In order for these brokers to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by them must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow these brokers to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Fund, including a majority of the Trustees who are not "interested" persons of the Fund, as defined in the Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to these brokers are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to these brokers. For its fiscal years ended December 31, 1993 and 1994, the Fund paid a total of $451,989 ($92,190 for the UTILITIES PORTFOLIO, $152,045 for the DIVIDEND GROWTH PORTFOLIO, $28,363 for the CAPITAL GROWTH PORTFOLIO, $117,990 for the EQUITY PORTFOLIO and $61,041 for the STRATEGIST PORTFOLIO) and $546,661 ($27,250 for the UTILITIES PORTFOLIO, $192,545 for the DIVIDEND GROWTH PORTFOLIO, $32,574 for the CAPITAL GROWTH PORTFOLIO, $55,460 for the GLOBAL DIVIDEND GROWTH PORTFOLIO, $200,291 for the EQUITY PORTFOLIO and $38,541 for the STRATEGIST PORTFOLIO), respectively, in brokerage commissions to DWR. For its fiscal year ended December 31, 1995 the Fund paid a total of $578,933 in brokerage commissions to DWR for transactions as follows:

                                                                                    PERCENTAGE OF AGGREGATE
                                                                                   DOLLAR AMOUNT OF EXECUTED
                           BROKERAGE COMMISSIONS PAID   PERCENTAGE OF AGGREGATE    TRADES ON WHICH BROKERAGE
                             TO DWR FOR FISCAL YEAR    BROKERAGE COMMISSIONS FOR   COMMISSIONS WERE PAID FOR
NAME OF PORTFOLIO                ENDED 12/31/95        FISCAL YEAR ENDED 12/31/95  FISCAL YEAR ENDED 12/31/95
-------------------------  --------------------------  --------------------------  --------------------------
Utilities Portfolio......  $               6,500                     21.81       %               24.65       %
Dividend Growth
 Portfolio...............                216,308                     38.23                       47.14
Capital Growth
 Portfolio...............                 32,841                     61.10                       64.86
Global Dividend Growth
 Portfolio...............                 50,294                      8.32                       21.43
Equity Portfolio.........                192,565                     17.65                       20.21
Strategist Portfolio.....                 80,425                     18.47                       23.13

    For its fiscal year ended December 31, 1994, the GLOBAL DIVIDEND GROWTH PORTFOLIO paid a total of $401 in brokerage commissions to Deutsche Bank Securities Corp., an affiliated broker of the Sub-Adviser of the EUROPEAN GROWTH and PACIFIC GROWTH PORTFOLIOS, and the PACIFIC GROWTH PORTFOLIO paid a total of $38,353 in brokerage commissions to Morgan Grenfell Asia Securities (Hong Kong) Ltd., a total of $3,907 in brokerage commissions to Morgan Grenfell Asia Securities (Indonesia) Pte., and a total of $347 in brokerage commissions to Morgan Grenfell Emerging Markets, affiliated brokers of the Sub-Adviser of the EUROPEAN GROWTH and PACIFIC GROWTH PORTFOLIOS. For its fiscal year ended December 31, 1995, the Fund paid a total of $38,904 in brokerage commissions to affiliated brokers of the Sub-Adviser of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO for transactions as follows:

                                                         BROKERAGE
                                                      COMMISSIONS PAID                          PERCENTAGE OF
                                                       TO AFFILIATED                           AGGREGATE DOLLAR
                                                      BROKER OF MORGAN                        AMOUNT OF EXECUTED
                                                          GRENFELL          PERCENTAGE OF      TRADES ON WHICH
                                                         INVESTMENT      AGGREGATE BROKERAGE      BROKERAGE
                                                     SERVICES LTD. FOR     COMMISSIONS FOR     COMMISSIONS WERE
                                                        FISCAL YEAR          FISCAL YEAR       PAID FOR FISCAL
                                                           ENDED                ENDED             YEAR ENDED
NAME OF PORTFOLIO           NAME OF BROKER                12/31/95            12/31/95             12/31/95
-----------------  --------------------------------  ------------------  -------------------  ------------------
Pacific Growth     Morgan Grenfell Asia and              $   19,846               3.42%               2.88%
 Portfolio          Partners Securities Pte Ltd.
                   Morgan Grenfell Asia Securities           19,058               3.28                2.41
                    (Hong Kong) Limited

    During the fiscal year ended December 31, 1995, the MONEY MARKET PORTFOLIO purchased commercial paper issued by Goldman Sachs Group L.P. and Morgan Stanley Group Inc., the QUALITY INCOME PLUS PORTFOLIO purchased debt securities issued by Lehman Brothers Holdings Inc., the EQUITY PORTFOLIO purchased common stock issued by Merrill Lynch & Co. Inc. and Morgan Stanley Group Inc., and the STRATEGIST PORTFOLIO purchased common stock issued by Morgan Stanley Group Inc. and debt securities issued by Lehman Brothers Holdings Inc., which issuers were among the ten brokers or the ten dealers which executed transactions for or with the Fund or the applicable Portfolio in the largest dollar amounts during the year. At December 31, 1995, the MONEY MARKET PORTFOLIO held commercial paper issued by Goldman Sachs Group L.P. and Morgan Stanley Group Inc. with market values of $9,429,248 and $11,567,423, respectively, the QUALITY INCOME PLUS PORTFOLIO held debt securities issued by Morgan Stanley Group, Inc., Lehman Brothers Holdings Inc. and Bear Stearns & Co., Inc., which issuers were among the ten brokers or the ten dealers which executed transactions for or with the Fund or the Portfolio in the largest dollar amounts during the year, with market values of $1,069,530, $5,562,400 and $1,070,360, respectively, the EQUITY
PORTFOLIO held common stock issued by Merrill Lynch & Co. Inc. and Morgan Stanley Group Inc. with market values of $3,060,000 and $3,466,875, respectively, and the STRATEGIST PORTFOLIO held common stock issued by Morgan Stanley Group Inc. and debt securities issued by Lehman Brothers Holdings Inc. with market values of $3,225,000 and $2,290,600, respectively.

PURCHASE AND REDEMPTION OF FUND SHARES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, investments in the Fund may be made only by
(1) Northbrook Life Insurance Company ("Northbrook"), for allocation to certain separate accounts established and maintained by Northbrook for the purpose of funding variable annuity contracts and variable life insurance contracts it issues, by (2) Allstate Life Insurance Company of New York ("Allstate New York") for allocation to certain separate accounts established and maintained by Allstate New York for the purpose of funding variable annuity contracts it issues, by (3) Glenbrook Life and Annuity Company ("Glenbrook"), for allocation to certain separate accounts established and maintained by Glenbrook for the purpose of funding variable annuity contracts and variable life insurance contracts it issues, and by (4) Paragon Life Insurance Company ("Paragon") for allocation to a separate account established and maintained by Paragon for the purpose of funding variable life insurance contracts it issues, in connec-tion with an employer-sponsored insurance program offered only to certain employees of DWDC, the parent company of the Fund's Investment Manager. (The separate accounts are sometimes referred to individually as an "Account" and collectively as the "Accounts".) Shares of each Portfolio of the Fund are offered to Northbrook, Allstate New York, Glenbrook and Paragon (the "Companies") without sales charge at the respective net asset values of the Portfolios next determined after receipt by the Fund of the purchase payment in the manner set forth under the caption "Determination of Net Asset Value" below and in the Prospectus. Shares of any Portfolio of the Fund can be redeemed by the Companies at any time for cash, without sales charge, at the net asset value next determined after receipt of the redemption request. Such payment may be postponed or the right of redemption suspended at times when normal trading is not taking place on the New York Stock Exchange, as discussed in the Prospectus. (For information regarding charges which may be imposed upon the Contracts by the applicable Account, see the Prospectus for the Variable Annuity Contracts or the Variable Life Contracts which accompanies the Prospectus of the Fund.)

THE DISTRIBUTOR

    As discussed in the Prospectus, Dean Witter Distributors Inc. (the "Distributor"), a Delaware corporation, acts without remuneration from the Fund as the exclusive Distributor of the Fund's shares, pursuant to a Distribution Agreement entered into by the Fund and the Distributor on June 30, 1993. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of DWDC. The Trustees who are not, and were not at the time they voted, interested persons of the Fund, as defined in the Act, (the "Independent Trustees") approved, at their meeting held on October 30, 1992, the current Distribution Agreement appointing the Distributor as exclusive distributor of the Fund's shares and providing for the Distributor to bear distribution expenses not borne by the Fund. The Distribution Agreement took effect on June 30, 1993 upon the spin-off by Sears, Roebuck and Co. of its remaining shares of DWDC. By its terms, the Distribution Agreement had an initial term ending April 30, 1994, and will remain in effect from year to year thereafter if approved by the Board. At their meeting held on April 17, 1996, the Fund's Board of Trustees, including all of the Independent Trustees, approved continuation of the Distribution Agreement until April 30, 1997.

    The Distributor pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws. The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of 1933, as amended. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

DETERMINATION OF NET ASSET VALUE

    As discussed in the Prospectus, the net asset value of the shares of the each Portfolio is determined once daily at 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open for trading. The New York Stock Exchange currently observes the following holidays: New Year's Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

    As discussed in the Prospectus, the MONEY MARKET PORTFOLIO utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. The MONEY MARKET PORTFOLIO utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the MONEY MARKET PORTFOLIO would receive if it sold the investment. During such periods, the yield to investors in the MONEY MARKET PORTFOLIO may differ somewhat from that obtained in a similar company which uses mark-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the MONEY MARKET PORTFOLIO would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The use of the amortized cost method to value the portfolio securities of the MONEY MARKET PORTFOLIO and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Portfolio's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the MONEY MARKET PORTFOLIO) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two methods of valuation. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the MONEY MARKET PORTFOLIO'S capital the necessary shares that represent the amount of excess upon such determination. Each Contract Owner will be deemed to have agreed to such contribution in these circumstances by allocating investment under his or her Contract to the MONEY MARKET PORTFOLIO.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is deemed to be the period remaining (calculated from the trade date or such other date on which the MONEY MARKET PORTFOLIO'S interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

    A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of thirteen months or less; (b)(i) is rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer; or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and (c) above, the unrated security is determined by the Board to be of comparable quality to any such rated security. The MONEY MARKET PORTFOLIO will limit its investments to securities that meet the requirements for Eligible Securities including the required ratings by S&P or Moody's, as set forth in the prospectus.

    As permitted by the Rule, the Board has delegated to the Fund's Investment Manager, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, the MONEY MARKET PORTFOLIO will limit its investments in securities, other than Government securities, so that, at the time of purchase: (a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Portfolio's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that the MONEY MARKET PORTFOLIO limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Portfolio to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. (An Investment Restriction of the Fund further precludes the Portfolio from investing in securities maturing more than one year from the date of purchase.) Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Portfolio will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

    If the Board determines that it is no longer in the best interests of the MONEY MARKET PORTFOLIO and its shareholders to maintain a stable price of $1 per share or if the Board believes that maintaining such price no longer reflects a market-based net asset value per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Portfolio of any such change.

    As stated in the Prospectus, in the calculation of the net asset value of the Portfolios other than the MONEY MARKET PORTFOLIO, short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Other short-term debt securities will be valued on a mark-to-market basis until such time as they reach a remaining maturity of sixty days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined by the Trustees. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

    Generally, trading in foreign securities, as well as corporate bonds, United States government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of a Portfolio's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    MONEY MARKET PORTFOLIO. As discussed in the Prospectus, dividends from net income on the MONEY MARKET PORTFOLIO will be declared payable on each day the New York Stock Exchange is open for business to shareholders of record as of the close of business the preceding business day. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, less the amortization of market premium and the estimated expenses of the MONEY MARKET PORTFOLIO. Net income will be calculated immediately prior to the determination of net asset value per share of the MONEY MARKET PORTFOLIO (see "Determination of Net Asset Value" above and in the Prospectus). The amount of dividend may fluctuate from day to day and may be omitted on some days if realized losses on portfolio securities exceed the MONEY MARKET PORTFOLIO's net investment income. The Trustees may revise the above dividend policy, or postpone the payment of dividends, if the MONEY MARKET PORTFOLIO should have or anticipate any large unexpected expense, loss or fluctuation in net assets which in the opinion of the Trustees might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares of the MONEY MARKET PORTFOLIO be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reductions), if any, in the shareholder's account for a period. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated. Any net realized capital gains will be declared and paid at least once per calendar year, except that net short-term gains may be paid more frequently, with the distribution of dividends from net investment income.


    OTHER PORTFOLIOS. The dividend policies of the QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the CAPITAL APPRECIATION PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO are discussed in the Prospectus. In computing interest income, these Portfolios will not accrete any discount or amortize any premium resulting from the purchase of debt securities except those original issue discounts for which accretion is required for federal income tax purposes. Additionally, with respect to market discount on bonds, a portion of any capital gain realized upon disposition may be recharacterized as taxable ordinary income in accordance with the provisions of the Internal Revenue Code (the "Code"). Dividends, interest and capital gains received by the Portfolios on investments in foreign issuers or which are denominated in foreign currency may give rise to withholding and other taxes imposed by foreign countries. Realized gains and losses on security transactions are determined on the identified cost method.


    Gains or losses on sales of securities by the Fund will be long-term gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term gains or losses.

    OPTIONS AND FUTURES. Exchange-traded futures contracts, listed options on futures contracts and certain listed options are classified as "Section 1256" contracts under the Code. Unless the Portfolio makes an election as discussed below, the character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts would generally be treated as long-term capital gain or loss to the extent of 60 percent thereof and short-term capital gain or loss to the extent of 40 percent thereof and such Section 1256 contracts would also be required to be marked-to-market at the end of the Fund's fiscal year, for purposes of federal income tax calculations.

    Over-the-counter options are not classified as Section 1256 contracts and are not subject to the mark-to-market or 60 percent-40 percent taxation rules. When call options written by a Portfolio, or put options purchased by a Portfolio, are exercised, the gain or loss realized on the sales of the underlying securities may be either short-term or long-term, depending upon the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.

    If a Portfolio holds a security which is offset by a Section 1256 contract, the Portfolio would be deemed to hold a "mixed straddle" position, as such is defined in the Code. A Portfolio may elect to identify its mixed straddle positions pursuant to Section 1256(d) of the Code and thereby avoid application of both the mark-to-market and 60 percent-40 percent taxation rules. The Portfolio may also make certain other elections with respect to mixed straddles which could avoid or limit the application of certain rules which could, in certain circumstances, cause deferral or disallowance of losses, change long-term capital gains into short-term capital gains, or change short-term capital losses into long-term capital losses.

    Whether the portfolio security constituting part of the identified mixed straddle is deemed to have been held for less than three months for purposes of determining qualification of the Portfolio as a regulated investment company will be determined generally by the actual holding period of the security. In certain circumstances, entering into a mixed straddle could result in the recognition of unrealized gain or loss which would be taken into account in determining the amount of income available for the Portfolio's distributions, and can result in an amount which is greater or less than the Portfolio's net realized gains being available for distribution. If an amount which is less than the Portfolio's net realized gains is available for distribution, the Portfolio may elect to distribute more than such available amount, up to the full amount of such net realized gains. Such a distribution may, in part, constitute a return of capital to the shareholders. If the Portfolio does not elect to identify a mixed straddle, no recognition of gain or loss on the securities in its portfolio will result when the mixed straddle is entered into. However, any losses realized on the straddle will be governed by a number of tax rules which might, under certain circumstances, defer or disallow the losses in whole or in part, change long-term gains into short-term gains, or change short-term losses into long-term losses. A deferral or disallowance of recognition of a realized loss may result in an amount being available for the Portfolio's distributions which is greater than the Portfolio's net realized gains.


    SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY TRANSACTIONS (GLOBAL DIVIDEND GROWTH PORTFOLIO, EUROPEAN GROWTH PORTFOLIO, PACIFIC GROWTH PORTFOLIO AND CAPITAL APPRECIATION PORTFOLIO). In general, gains from foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies are currently considered to be qualifying income for purposes of determining whether each of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO qualifies as a regulated investment company. It is currently unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency options, futures, or forward foreign currency contracts will be valued for purposes of the regulated investment company diversification requirements applicable to the Portfolio. Until such time as these uncertainties are resolved, the Fund will utilize the more conservative, or limiting, definition or approach with respect to determining permissible investments of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO.

    Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under Code Section 988. Also, certain foreign exchange gains or losses derived with respect to foreign fixed-income securities are also subject to Section 988 treatment. In general, therefore, Code Section 988 gains or losses will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the affected Portfolio would not be able to make any ordinary dividend distributions.



    The GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the CAPITAL APPRECIATION PORTFOLIO may be subject to taxes in foreign countries in which they invest. In addition, if the EUROPEAN GROWTH PORTFOLIO were deemed to be a resident of the United Kingdom for United Kingdom tax purposes or if the Portfolio were treated as being engaged in a trading activity through an agent in the United Kingdom, there is a risk that the United Kingdom would attempt to tax all or a portion of the Portfolio's gains or income. In light of the terms and conditions of the Investment Management and Sub-Advisory Agreements, it is believed that any such risk is minimal.



    If any of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO or the CAPITAL APPRECIATION PORTFOLIO invests in an entity which is classified as a "passive foreign investment company" ("PFIC") for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Portfolio level which could not be eliminated by distributions to shareholders. The U.S. Treasury issued proposed regulation section 1.1291-8 which establishes a mark-to-market regime which allows investment companies investing in PFIC's to avoid most, if not all, of the difficulties posed by the PFIC rules. In any event, it is not anticipated that any taxes on a Portfolio with respect to investments in PFIC's would be significant.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    The annualized current yield of the MONEY MARKET PORTFOLIO, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge which reflects deductions from shareholder accounts (such as management fees), and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The MONEY MARKET PORTFOLIO's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the MONEY MARKET PORTFOLIO in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the MONEY

MARKET PORTFOLIO and changes in interest rates on such investments, but also on changes in the Portfolio's expenses during the period.

    Yield information may be useful in reviewing the performance of the MONEY MARKET PORTFOLIO and for providing a basis for comparison with other investment alternatives. However unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the MONEY MARKET PORTFOLIO'S yield fluctuates. Furthermore, the quoted yield does not reflect charges which may be imposed on the Contracts by the applicable Account and therefore is not equivalent to total return under a Contract (for a description of such charges, see the Prospectus for the Contracts which accompanies the Prospectus for the
Fund).

    The current yield of the MONEY MARKET PORTFOLIO for the seven days ending December 31, 1995 was 5.20%. The effective annual yield on 5.20% is 5.34%, assuming daily compounding.

    As discussed in the Prospectus, from time to time the Fund may quote the "yield" of each of the QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO and the UTILITIES PORTFOLIO in advertising and sales literature. Yield is calculated for any 30-day period as follows: the amount of interest and/or dividend income for each security in the Portfolio is determined in accordance with regulatory requirements; the total for the entire portfolio constitutes the Portfolio's gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income." The resulting amount is divided by the product of the net asset value per share on the last day of the period multiplied by the average number of Portfolio shares outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield. The "yield" of a Portfolio does not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account which, if quoted, would reduce the yield quoted. For the 30-day period ended December 31, 1995, the yield of the QUALITY INCOME PLUS PORTFOLIO, calculated pursuant to this formula, was 6.40%, the yield of the HIGH YIELD PORTFOLIO, calculated pursuant to this formula, was 13.84%, and the yield of the UTILITIES PORTFOLIO, calculated pursuant to this formula, was 3.82%.

    As discussed in the Prospectus, from time to time the Fund may quote the "total return" of each Portfolio in advertising and sales literature. A Portfolio's "average annual total return" represents an annualization of the Portfolio's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Portfolio's operations, if shorter than any of the foregoing. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. However, average annual total return does not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account which, if quoted, would reduce the performance quoted. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result.

    The average annual total returns of the MONEY MARKET PORTFOLIO, the HIGH YIELD PORTFOLIO and the EQUITY PORTFOLIO for the one, five and ten year periods ended December 31, 1995 were 5.66%, 4.27% and 5.81%, respectively, for the MONEY MARKET PORTFOLIO; 14.93%, 21.09% and 7.98%, respectively, for the HIGH YIELD PORTFOLIO; and 42.53%, 20.89% and 13.53%, respectively, for the EQUITY PORTFOLIO. The average annual total returns of the QUALITY INCOME PLUS PORTFOLIO and the STRATEGIST PORTFOLIO for the one year period ended December 31, 1995, for the five year period ended December 31, 1995 and for the period from March 1, 1987 (commencement of these Portfolios' operations) through December 31, 1995, were 24.30%, 11.01% and 9.55%, respectively, for the QUALITY INCOME PLUS PORTFOLIO and 9.40%, 11.54% and 9.43%, respectively, for the STRATEGIST PORTFOLIO. The average annual total returns of the UTILITIES PORTFOLIO and the DIVIDEND GROWTH PORTFOLIO for the one year period ended December 31, 1995, for the five year period ended December 31, 1995 and for the period from March 1, 1990 (commencement of these Portfolios' operations) through December 31, 1995 were 28.65%, 12.96% and 11.85%, respectively, for the UTILITIES PORTFOLIO and 36.38%, 15.82% and 11.85%, respectively, for the DIVIDEND GROWTH PORTFOLIO. The average annual total returns of the CAPITAL GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO for one year period ended December 31, 1995 and for the period from March 1, 1991 (commencement of these Portfolios' operations) through December 31, 1995 were 32.92% and 10.11%, respectively, for the CAPITAL GROWTH PORTFOLIO and 25.89% and 15.72%, respectively, for the EUROPEAN GROWTH PORTFOLIO. The average annual total returns of the GLOBAL DIVIDEND GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO for the one year period ended December 31, 1995 and for the period from February 23, 1994 (commencement of these Portfolios' operations) through December 31, 1995 were 22.14% and 11.57%, respectively, for the GLOBAL DIVIDEND GROWTH PORTFOLIO and 5.74% and -0.75%, respectively, for the PACIFIC GROWTH PORTFOLIO.

    Until December 31, 1991, the Investment Manager assumed certain expenses of the CAPITAL GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO and waived its management fee in respect of those Portfolios. Had those Portfolios borne these expenses and paid the management fee prior to that date, the average annual total returns for the CAPITAL GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO for the period from March 1, 1990 through December 31, 1995 would have been 9.82% and 15.24%, respectively. Until August 2, 1994, the Investment Manager assumed certain expenses of the PACIFIC GROWTH PORTFOLIO and waived its management fee in respect of that Portfolio. Had the Portfolio borne these expenses and paid the management fee prior to that date, the average annual total return for the PACIFIC GROWTH PORTFOLIO for the period from February 23, 1994 through December 31, 1995 would have been -1.05%.

    In addition to the foregoing, the Fund may advertise the total return of the Portfolios over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations similarly do not reflect the deduction of any charges which may be imposed on the Contracts by an Account. The Fund may also compute the aggregate total returns of the Portfolios for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without the reduction for any charges imposed on the Contracts by the applicable Account) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total returns for the fiscal year ended December 31, 1995 were 5.66% for the MONEY MARKET PORTFOLIO; 24.30% for the QUALITY INCOME PLUS PORTFOLIO; 14.93% for the HIGH YIELD PORTFOLIO; 28.65% for the UTILITIES PORTFOLIO; 36.38% for the DIVIDEND GROWTH PORTFOLIO; 32.92% for the CAPITAL GROWTH PORTFOLIO; 22.14% for the GLOBAL DIVIDEND GROWTH PORTFOLIO; 25.89% for the EUROPEAN GROWTH PORTFOLIO; 5.74% for the PACIFIC GROWTH PORTFOLIO; 42.53% for the EQUITY PORTFOLIO; and 9.40% for the STRATEGIST PORTFOLIO; the total returns for the five year period ended December 31, 1995 were 23.27% for the MONEY MARKET PORTFOLIO; 68.57% for the QUALITY INCOME PLUS PORTFOLIO; 160.32% for the HIGH YIELD PORTFOLIO; 83.89% for the UTILITIES PORTFOLIO; 108.44% for the DIVIDEND GROWTH PORTFOLIO; 158.20% for the EQUITY PORTFOLIO; and 72.63% for the STRATEGIST PORTFOLIO; the total returns for the ten year period ended December 31, 1995 were 75.82% for the MONEY MARKET PORTFOLIO; 115.49% for the HIGH YIELD PORTFOLIO; and 255.90% for the EQUITY PORTFOLIO; and the total returns from commencement of the other Portfolios' operations through December 31, 1995 were 123.71% for the QUALITY INCOME PLUS PORTFOLIO; 59.29% for the CAPITAL GROWTH PORTFOLIO; 22.47% for the GLOBAL DIVIDEND GROWTH PORTFOLIO; 102.54% for the EUROPEAN GROWTH PORTFOLIO; -1.38% for the PACIFIC GROWTH PORTFOLIO; and 121.54% for the STRATEGIST PORTFOLIO.

    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of a Portfolio by adding 1 to the Portfolio's aggregate total return to date (expressed as a decimal) and multiplying by $10,000, $50,000 or $100,000, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Portfolio of the Fund at inception of the Portfolio would have grown (or declined) to the following amounts at December 31, 1995: MONEY MARKET PORTFOLIO: $20,408, $102,040 and $204,080, respectively; QUALITY INCOME PLUS PORTFOLIO: $22,371, $111,855 and $223,710, respectively; HIGH YIELD PORTFOLIO: $30,744, $153,720 and $307,440, respectively; UTILITIES
PORTFOLIO:

$19,220, $96,100 and $192,200, respectively; DIVIDEND GROWTH PORTFOLIO: $19,216, $96,080 and $192,160, respectively; CAPITAL GROWTH PORTFOLIO: $15,929, $79,645 and $159,290, respectively; GLOBAL DIVIDEND GROWTH PORTFOLIO: $12,247, $61,235 and $122,470, respectively; EUROPEAN GROWTH PORTFOLIO: $20,254, $101,270 and $202,540, respectively; PACIFIC GROWTH PORTFOLIO: $9,862, $49,310 and $98,620, respectively; EQUITY PORTFOLIO: $48,970, $244,850 and $489,700, respectively; and STRATEGIST PORTFOLIO: $22,154, $110,770 and $221,540, respectively.

    The Fund from time to time may also advertise the performance of the Portfolios relative to certain performance rankings and indexes compiled by independent organizations.

DESCRIPTION OF SHARES OF THE FUND
--------------------------------------------------------------------------------


    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of separate Portfolios and to divide or combine the shares of any Portfolio into a greater or lesser number of shares of that Portfolio without thereby changing the proportionate beneficial interests in that Portfolio. As discussed in the Prospectus, the shares of beneficial interest of the Fund are divided into thirteen separate Portfolios, and the shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio. Each share of a Portfolio represents an equal proportional interest in that Portfolio with each other share. Upon liquidation of the Fund or any Portfolio, shareholders of a Portfolio are entitled to share pro rata in the net assets of that Portfolio available for distribution to shareholders. Shares have no preemptive or conversion rights. The right of redemption is described above and in the Prospectus. Shares of each Portfolio are fully paid and non-assessable by the Fund. The Trustees are authorized to classify unissued shares of the Fund by assigning them to a Portfolio for issuance.


    The Declaration of Trust permits the Trustees to authorize the creation of additional series of shares and additional classes of shares within any series, as described in the Prospectus. Such additional offerings would not affect the interests of the current shareholders in the existing Portfolios. All consideration received by the Fund for shares of any additional Portfolios, and all assets in which such consideration is invested, would belong to that Portfolio (subject only to the rights of creditors of the Fund) and would be subject to the liabilities related thereto. Pursuant to the Act, shareholders of any additional Portfolio would normally have to approve the adoption of any management contract relating to such Portfolio and of any changes in the investment policies related thereto.

    Shares of each Portfolio entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders have the right to vote on the election of Trustees of the Fund and on any and all matters on which by law or the provisions of the Fund's By-Laws they may be entitled to vote. To the extent required by law, Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company and Paragon Life Insurance Company, which are the only shareholders of the Fund, will vote the shares of the Fund held in each Account in accordance with instructions from Contract Owners, as more fully described under the caption "Voting Rights" in the Prospectus for the Variable Annuity Contracts or the Variable Life Contracts. Shareholders of all Portfolios vote for a single set of Trustees. All of the Trustees of the Fund, except for Messrs. Bozic, Purcell and Schroeder, have been elected by Northbrook Life Insurance Company and Allstate Life Insurance Company of New York, pursuant to the instructions of Contract Owners, most recently at a Special Meeting of Shareholders held on January 13, 1993. Messrs. Bozic, Purcell and Schroeder were elected by the other Trustees of the Fund on April 8, 1994. The Trustees themselves have the power to alter the number and the terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund. Under certain circumstances the Trustees may be removed by action of the Trustees. Under certain circumstances the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting.

    On any matters affecting only one Portfolio, only the shareholders of that Portfolio are entitled to vote. On matters relating to all the Portfolios but affecting the Portfolios differently, separate votes by

Portfolio are required. Approval of an Investment Management Agreement and a change in fundamental policies would be regarded as matters requiring separate voting by each Portfolio.

    With respect to the submission to shareholder vote of a matter requiring separate voting by Portfolio, the matter shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the approval of the matter, notwithstanding that:
(1) the matter has not been approved by a majority of the outstanding voting securities of any other Portfolio; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Fund. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    The Declaration of Trust further provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund's property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

    The Trust shall be of unlimited duration subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

CUSTODIANS AND TRANSFER AGENT
--------------------------------------------------------------------------------

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the assets of each Portfolio other than the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO. The Chase Manhattan Bank, One Chase Plaza, New York, New York 10005 is the Custodian of the assets of the Global Dividend Growth Portfolio, the European Growth Portfolio and the Pacific Growth Portfolio in the United States and around the world. As Custodian, The Chase Manhattan Bank has contracted with various foreign banks and depositories to hold portfolio securities of non-U.S. issuers on behalf of those Portfolios. All of a Portfolio's cash balances with the Custodians in excess of $100,000 are unprotected by Federal deposit insurance. Such balances may, at times, be substantial.

    Dean Witter Trust Company, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Fund's shares and Dividend Disbursing Agent for payment of dividends and distributions on Fund shares. Dean Witter Trust Company is an affiliate of Dean Witter InterCapital Inc., the Fund's Investment Manager, and of Dean Witter Distributors Inc., the Fund's Distributor. As Transfer Agent and Dividend Disbursing Agent, Dean Witter Trust Company's responsibilities include maintaining shareholder accounts; reinvesting dividends; processing account registration changes; handling purchase and redemption transactions; tabulating proxies; and maintaining shareholder records and lists. For these services Dean Witter Trust Company receives a fee from each Portfolio of the Fund.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

    Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

    Statements showing the portfolio of each Portfolio and other information will be furnished, at least semi-annually, to Contract Owners, and annually such statements will be audited by independent accountants whose selection must be approved annually by the Fund's Trustees. The Fund's fiscal year ends on December 31.

LEGAL COUNSEL
--------------------------------------------------------------------------------

    Sheldon Curtis, Esq., who is an officer and the General Counsel of the Investment Manager, is an officer and the General Counsel of the Fund.

EXPERTS
--------------------------------------------------------------------------------

    The annual financial statements of the Fund for the year ended December 31, 1995, which are included in this Statement of Additional Information and incorporated by reference in the Prospectus, have been so included and incorporated in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT
--------------------------------------------------------------------------------

    This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

DEAN WITTER VARIABLE INVESTMENT SERIES--MONEY MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                       ANNUALIZED
 PRINCIPAL                                                               YIELD
AMOUNT (IN                                                             ON DATE OF       MATURITY
THOUSANDS)                                                              PURCHASE          DATE               VALUE
-----------                                                            ----------  -------------------  ---------------
             COMMERCIAL PAPER (71.7%)
             AUTOMOTIVE - FINANCE (8.2%)
 $ $11,075   Ford Motor Credit Co....................................  5.53-5.78%   01/22/96-05/09/96   $    10,953,289
     9,500   General Motors Acceptance Corp..........................  5.50-5.84    01/30/96-05/17/96         9,354,106
                                                                                                        ---------------
                                                                                                             20,307,395
                                                                                                        ---------------
             BANK HOLDING COMPANIES (11.0%)
     1,570   Barnett Banks Inc.......................................     5.87          01/09/96              1,567,449
    11,580   Chemical Banking Corp...................................  5.53-5.77    03/07/96-04/25/96        11,415,253
     9,070   NationsBank Corp........................................  5.78-5.79    01/18/96-02/07/96         9,027,140
     5,500   Norwest Corp............................................     5.80          02/22/96              5,453,222
                                                                                                        ---------------
                                                                                                             27,463,064
                                                                                                        ---------------
             BANKS - COMMERCIAL (15.2%)
    10,000   Abbey National North America Corp.......................  5.43-5.69    01/08/96-06/03/96         9,929,015
    10,500   Canadian Imperial Holdings Inc..........................     5.80      01/05/96-02/23/96        10,443,834
     3,000   National Australia Funding (DE) Inc.....................     5.53          06/14/96              2,925,128
     7,125   Rabobank USA Financial Corp.............................     5.82      01/17/96-01/19/96         7,103,397
     3,000   Toronto-Dominion Holdings USA Inc.......................     5.49          04/03/96              2,957,171
     4,635   UBS Finance (DE) Inc....................................     5.90          01/02/96              4,632,721
                                                                                                        ---------------
                                                                                                             37,991,266
                                                                                                        ---------------
             BROKERAGE (8.4%)
     9,495   Goldman Sachs Group L.P.................................  5.71-6.06    01/11/96-03/08/96         9,429,248
    11,600   Morgan Stanley Group Inc................................  5.80-5.82    01/11/96-01/25/96        11,567,423
                                                                                                        ---------------
                                                                                                             20,996,671
                                                                                                        ---------------
             FINANCE - COMMERCIAL (4.1%)
    10,485   CIT Group Holdings, Inc.................................  5.52-5.70    02/15/96-05/10/96        10,345,698
                                                                                                        ---------------
             FINANCE - CONSUMER (7.2%)
    11,680   American Express Credit Corp............................  5.44-5.76    01/23/96-07/01/96        11,521,918
     4,235   Beneficial Corp.........................................     5.84      01/29/96-01/31/96         4,213,904
     2,165   Household Finance Corp..................................     5.78          01/24/96              2,156,430
                                                                                                        ---------------
                                                                                                             17,892,252
                                                                                                        ---------------
             FINANCE - DIVERSIFIED (3.8%)
     9,600   General Electric Capital Corp...........................  5.52-5.79    02/01/96-06/12/96         9,461,317
                                                                                                        ---------------
             FINANCE - EQUIPMENT (2.2%)
     5,500   Deere (John) Capital Corp...............................  5.67-5.81    01/10/96-03/14/96         5,460,772
                                                                                                        ---------------
             OFFICE EQUIPMENT (4.1%)
    10,450   IBM Credit Corp.........................................  5.65-5.79    01/03/96-04/12/96        10,336,104
                                                                                                        ---------------
             RETAIL (4.5%)
    11,295   Sears Roebuck Acceptance Corp...........................  5.73-5.81    02/13/96-03/06/96        11,200,509
                                                                                                        ---------------
             TELEPHONES (1.8%)
     4,630   AT&T Corp...............................................     5.74          02/02/96              4,605,512
                                                                                                        ---------------
             UTILITIES - FINANCE (1.2%)
     3,030   National Rural Utilities Cooperative Finance Corp.......     5.72          02/05/96              3,012,405
                                                                                                        ---------------
             TOTAL COMMERCIAL PAPER (AMORTIZED COST $179,072,965).....................................      179,072,965
                                                                                                        ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--MONEY MARKET
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                                                       ANNUALIZED
 PRINCIPAL                                                               YIELD
AMOUNT (IN                                                             ON DATE OF       MATURITY
THOUSANDS)                                                              PURCHASE          DATE               VALUE
-----------                                                            ----------  -------------------  ---------------
             SHORT-TERM BANK NOTES (12.8%)
 $   4,000   Bank of New York........................................     5.59  %       06/05/96        $     4,000,000
     8,000   F.C.C. National Bank....................................     5.74          03/11/96              8,000,000
     4,795   First National Bank of Boston...........................     5.65          04/29/96              4,795,000
     2,925   Fleet National Bank.....................................     5.75          02/23/96              2,925,000
     3,000   La Salle National Bank..................................     5.77          02/14/96              3,000,000
     5,000   Mellon Bank, N.A........................................     5.80          04/04/96              5,000,000
     4,160   PNC Bank, N.A...........................................     5.75          02/27/96              4,160,000
                                                                                                        ---------------
             TOTAL SHORT-TERM BANK NOTES (AMORTIZED COST $31,880,000).................................       31,880,000
                                                                                                        ---------------
             BANKERS' ACCEPTANCES (8.8%)
     6,000   First Bank National Assoc...............................     5.76          02/06/96              5,964,217
     7,000   First Union National Bank of Florida....................  5.60-5.66    04/03/96-05/17/96         6,872,048
     6,462   Mellon Bank, N.A........................................  5.52-5.80    03/19/96-05/28/96         6,345,837
     3,000   Seattle First National Bank.............................     5.63          05/15/96              2,937,437
                                                                                                        ---------------
             TOTAL BANKERS' ACCEPTANCES (AMORTIZED COST $22,119,539)..................................       22,119,539
                                                                                                        ---------------
             CERTIFICATES OF DEPOSIT (5.7%)
     7,000   NatWest Bank............................................     5.83          02/26/96              7,000,000
     7,300   Union Bank..............................................  5.65-5.83    02/09/96-02/28/96         7,300,000
                                                                                                        ---------------
             TOTAL CERTIFICATES OF DEPOSIT (AMORTIZED COST $14,300,000)...............................       14,300,000
                                                                                                        ---------------
             U.S. GOVERNMENT AGENCY (1.4%)
     3,675   Federal Farm Credit Bank (Amortized Cost
               $3,498,233)...........................................     5.49          11/27/96              3,498,233
                                                                                                        ---------------

TOTAL INVESTMENTS (AMORTIZED COST $250,870,737) (A)....................      100.4%    250,870,737

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.........................       (0.4)     (1,084,151)
                                                                         ----------  -------------
NET ASSETS.............................................................      100.0%  $ 249,786,586
                                                                         ----------  -------------
                                                                         ----------  -------------

----------------
(A)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--QUALITY INCOME PLUS
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                               COUPON         MATURITY
THOUSANDS)                                                                RATE            DATE               VALUE
-----------                                                            ----------  -------------------  ---------------
             CORPORATE BONDS (63.9%)
             AUTOMOTIVE (1.0%)
 $   3,000   Ford Motor Co...........................................      9.50 %       09/15/11        $     3,824,040
     1,000   Ford Motor Co...........................................      8.875        01/15/22              1,244,090
                                                                                                        ---------------
                                                                                                              5,068,130
                                                                                                        ---------------
             BANK HOLDING COMPANIES (8.8%)
     1,000   Banc One Corp...........................................      8.74         09/15/03              1,157,210
     4,000   Banc One Corp...........................................      7.75         07/15/25              4,452,400
     1,000   BankAmerica Corp........................................      9.625        02/13/01              1,157,960
     2,000   Boatmen's Bancshares, Inc...............................      9.25         11/01/01              2,309,280
     2,000   Boatmen's Bancshares, Inc...............................      6.75         03/15/03              2,065,180
     1,000   CoreStates Financial Corp...............................      9.625        02/15/01              1,159,050
     5,000   First Bank N.A..........................................      8.35         11/01/04              5,705,500
     5,000   First Union Corp........................................      6.55         10/15/35              5,125,450
     4,000   Fleet Mortgage Group, Inc...............................      6.50         09/15/99              4,086,000
     3,500   Household Bank..........................................      8.45         12/10/02              3,944,885
     2,000   Huntington National Bank................................      7.625        01/15/03              2,157,640
     3,000   Marshall & Ilsley Corp..................................      6.375        07/15/03              3,042,090
     3,145   PNC Funding Corp........................................      9.875        03/01/01              3,664,743
     1,000   Republic NY Corp........................................      7.875        12/12/01              1,095,960
     5,000   State Street Boston Corp................................      5.95         09/15/03              4,940,800
                                                                                                        ---------------
                                                                                                             46,064,148
                                                                                                        ---------------
             BANKS (3.4%)
     5,000   Bankers Trust New York Corp.............................      7.50         11/15/15              5,193,200
     2,000   Norwest Corporation (Series G)..........................      6.20         12/01/05              1,999,660
     3,000   Old Kent Financial Corp.................................      6.625        11/15/05              3,056,790
     2,000   Wachovia Corp...........................................      6.375        04/15/03              2,034,960
     5,000   Wachovia Corp...........................................      6.80         06/01/05              5,221,100
                                                                                                        ---------------
                                                                                                             17,505,710
                                                                                                        ---------------
             BROKERAGE (2.9%)
     1,000   Bear Stearns Companies, Inc.............................      9.125        04/15/98              1,070,360
     2,000   Donaldson, Lufkin & Jenrette, Inc.......................      6.875        11/01/05              2,053,240
     5,000   Lehman Brothers Holdings Inc............................      8.50         08/01/15              5,562,400
     5,000   Merrill Lynch & Co., Inc................................      6.64         09/19/02              5,150,300
     1,000   Morgan Stanley Group, Inc...............................      9.25         03/01/98              1,069,530
                                                                                                        ---------------
                                                                                                             14,905,830
                                                                                                        ---------------
             FINANCIAL SERVICES (7.9%)
     5,000   Aristar, Inc............................................      6.30         07/15/00              5,078,250
     1,000   Associates Corp. North America..........................      6.75         10/15/99              1,033,830
     3,000   Equifax, Inc............................................      6.50         06/15/03              3,069,600
     3,000   Ford Motor Credit Co....................................      8.20         02/15/02              3,329,670
     3,500   Household Finance Corp..................................      7.75         06/01/99              3,711,575
     2,000   Household Finance Corp..................................      8.95         09/15/99              2,207,240
     4,000   ITT Hartford Group Inc..................................      6.375        11/01/02              4,042,160
     2,000   Liberty Mutual - 144A*..................................      8.20         05/04/07              2,223,120
     5,000   MBIA Inc................................................      7.00         12/15/25              5,145,350
     4,000   Nationwide Mutual Insurance - 144A*.....................      6.50         02/15/04              3,986,680
     4,000   Norwest Financial Inc...................................      7.875        02/15/02              4,395,320
     3,000   Travelers Group, Inc....................................      7.75         06/15/99              3,173,430
                                                                                                        ---------------
                                                                                                             41,396,225
                                                                                                        ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--QUALITY INCOME PLUS
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                               COUPON         MATURITY
THOUSANDS)                                                                RATE            DATE               VALUE
-----------                                                            ----------  -------------------  ---------------
             FOOD SERVICES (0.2%)
 $   1,000   McDonald's Corp.........................................      8.875%       04/01/11        $     1,238,280
                                                                                                        ---------------
             FOODS (1.3%)
    10,000   Archer-Daniels-Midland Co...............................      0.00         05/01/02              6,939,100
                                                                                                        ---------------
             HEALTHCARE - DIVERSIFIED (0.7%)
     2,000   Kaiser Foundation Health Plan, Inc......................      9.00         11/01/01              2,304,100
     1,000   Kaiser Foundation Health Plan, Inc......................      9.55         07/15/05              1,253,740
                                                                                                        ---------------
                                                                                                              3,557,840
                                                                                                        ---------------
             INDUSTRIALS (13.9%)
     5,000   Alco Standard Corp......................................      6.75         12/01/25              4,985,800
     4,000   Becton, Dickinson & Co..................................      8.70         01/15/25              4,725,120
     5,000   Boeing Co...............................................      7.95         08/15/24              5,897,650
     2,000   Burlington Resources, Inc...............................      7.15         05/01/99              2,087,000
     1,000   Burlington Resources, Inc...............................      8.50         10/01/01              1,124,820
     1,000   Caterpillar, Inc........................................      9.375        07/15/01              1,162,930
     3,000   Caterpillar, Inc........................................      9.375        08/15/11              3,819,810
     5,000   Columbia/HCA Healthcare Corp............................      9.00         12/15/14              6,191,300
     3,000   Columbia/HCA Healthcare Corp............................      7.19         11/15/15              3,125,460
     1,000   Corning, Inc............................................      8.875        08/15/21              1,235,450
     1,000   Knight Ridder, Inc......................................      8.50         09/01/01              1,119,980
     5,000   Lockheed Martin Corp....................................      7.875        03/15/23              5,461,850
     1,000   Maytag Corp.............................................      9.75         05/15/02              1,184,990
     5,000   Motorola, Inc...........................................      7.50         05/15/25              5,671,250
     5,000   Phillip Morris Companies, Inc...........................      7.50         01/15/02              5,325,850
     5,000   Raytheon Co.............................................      7.375        07/15/25              5,362,600
     3,250   Rockwell International Corp.............................      7.625        02/17/98              3,384,940
     5,000   Seagram Co. Ltd.........................................      6.875        09/01/23              4,982,800
     5,000   Walt Disney Co..........................................      7.55         07/15/93              5,444,950
                                                                                                        ---------------
                                                                                                             72,294,550
                                                                                                        ---------------
             OIL INTEGRATED - DOMESTIC (0.4%)
       635   Mobil Oil Corp..........................................      9.17         02/29/00                683,726
     1,000   Texaco Capital, Inc.....................................      9.75         03/15/20              1,369,930
                                                                                                        ---------------
                                                                                                              2,053,656
                                                                                                        ---------------
             PHARMACEUTICALS (3.2%)
     5,000   Eli Lilly & Co..........................................      7.125        06/01/25              5,371,150
     5,000   Johnson & Johnson.......................................      8.72         11/01/24              6,057,200
       797   Marion Merrell Corp.....................................      9.11         08/01/05                912,682
     1,000   McKesson Corp...........................................      8.625        02/01/98              1,057,130
     3,000   Zeneca Wilmington, Inc..................................      7.00         11/15/23              3,092,520
                                                                                                        ---------------
                                                                                                             16,490,682
                                                                                                        ---------------
             REAL ESTATE INVESTMENT TRUST (1.0%)
     5,000   Kimco Realty Corp.......................................      6.50         10/01/03              5,025,050
                                                                                                        ---------------
             RETAIL (4.1%)
     5,000   Dayton-Hudson Corp......................................      9.00         10/01/21              5,912,200
     5,000   May Department Stores...................................      7.625        08/15/13              5,407,400
     5,000   May Department Stores...................................      7.50         06/01/15              5,338,900
     1,000   Penney (J.C.) Co., Inc..................................      9.75         06/15/21              1,183,630
     3,000   Wal-Mart Stores, Inc....................................      7.49         06/21/07              3,308,070
                                                                                                        ---------------
                                                                                                             21,150,200
                                                                                                        ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--QUALITY INCOME PLUS
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                               COUPON         MATURITY
THOUSANDS)                                                                RATE            DATE               VALUE
-----------                                                            ----------  -------------------  ---------------
             TELECOMMUNICATIONS (4.3%)
 $   5,000   AT&T Corp...............................................      8.35 %       01/15/25        $     5,714,850
     3,000   BellSouth Telecommunications, Inc.......................      7.00         10/01/25              3,182,760
     5,000   BellSouth Telecommunications, Inc.......................      7.00         12/01/95              5,276,600
     5,000   Southwestern Bell Telephone Co..........................      7.20         10/15/26              5,201,500
     3,000   U.S. West Communications, Inc...........................      6.875        09/15/33              2,945,310
                                                                                                        ---------------
                                                                                                             22,321,020
                                                                                                        ---------------
             TRANSPORTATION (2.3%)
     5,000   Burlington Northern Santa Fe Corp.......................      7.97         01/01/15              5,639,000
     1,000   Consolidated Rail Corp..................................      9.75         06/15/20              1,351,850
     5,000   Ryder System Inc........................................      6.95         12/01/25              5,030,050
                                                                                                        ---------------
                                                                                                             12,020,900
                                                                                                        ---------------
             UTILITIES - ELECTRIC (6.2%)
     1,000   Chugach Electric Company................................      9.14         03/15/22              1,180,530
     3,750   Consolidated Edison Co. of New York, Inc................      8.05         12/15/27              3,978,600
     5,000   Florida Power & Light Co................................      7.05         12/01/26              5,074,300
     1,260   Georgia Power Co........................................      8.625        06/01/22              1,355,206
     5,000   National Rural Utilities Cooperative Finance Corp.......      6.50         09/15/02              5,164,850
     5,000   Northern States Power Co................................      7.25         03/01/23              5,211,500
     5,000   Pennsylvania Power & Light Co...........................      7.70         10/01/09              5,650,250
     5,000   Southern California Edison Co...........................      7.125        07/15/25              4,965,100
                                                                                                        ---------------
                                                                                                             32,580,336
                                                                                                        ---------------
             WASTE DISPOSAL (2.3%)
     5,000   Browning Ferris Industries, Inc.........................      9.25         05/01/21              6,482,600
     5,000   Browning Ferris Industries, Inc.........................      7.40         09/15/35              5,371,550
                                                                                                        ---------------
                                                                                                             11,854,150
                                                                                                        ---------------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $307,200,000).....................................      332,465,807
                                                                                                        ---------------
             U.S. GOVERNMENT & AGENCIES OBLIGATIONS (30.2%)
     1,000   Federal Home Loan Mortgage Corp.........................      8.60         01/26/00              1,031,250
        41   Federal Home Loan Mortgage Corp.........................     11.50     06/01/11-05/01/19            45,883
     7,602   Federal Home Loan Mortgage Corp. PC Gold................      6.50     08/01/23-07/01/25         7,519,131
    11,811   Federal Home Loan Mortgage Corp. PC Gold................      8.00     04/01/24-12/01/24        12,239,310
     4,136   Federal Home Loan Mortgage Corp. PC Gold................      8.50     01/01/22-12/01/24         4,316,931
     2,000   Federal National Mortgage Association (Principal
               Strip)................................................      0.00         08/21/01              1,938,438
    10,000   Federal National Mortgage Association (Principal
               Strip)................................................      0.00         10/09/19              2,175,000
    12,941   Federal National Mortgage Association...................      7.00         08/01/25             13,042,431
     9,662   Federal National Mortgage Association...................      7.50         08/01/25              9,897,516
    18,555   Federal National Mortgage Association...................      8.00     05/01/16-09/01/25        19,215,911
     2,098   Federal National Mortgage Association...................      9.00     06/01/21-02/01/25         2,209,799
     4,881   Government National Mortgage Association................      6.50     11/15/23-05/15/24         4,843,300
    28,499   Government National Mortgage Association................      7.00     07/15/22-11/15/25        28,828,686
    10,999   Government National Mortgage Association................      7.50     10/15/21-09/15/24        11,308,805
     4,579   Government National Mortgage Association................      8.00     01/15/22-06/15/25         4,767,396
       665   Government National Mortgage Association................      8.50     01/15/17-11/15/21           698,226
     4,450   Government National Mortgage Association................      9.00     07/15/24-12/15/24         4,713,254
       219   Government National Mortgage Association................      9.50     07/15/17-04/15/20           234,715
       246   Government National Mortgage Association................     10.00     05/15/16-04/15/19           270,112

DEAN WITTER VARIABLE INVESTMENT SERIES--QUALITY INCOME PLUS
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                               COUPON         MATURITY
THOUSANDS)                                                                RATE            DATE               VALUE
-----------                                                            ----------  -------------------  ---------------
 $   1,600   Private Export Funding Services.........................      5.48 %       09/15/03        $     1,597,936
    11,000   Tennessee Valley Authority (Principal Strip)............      0.00         04/15/42              3,576,320
     5,000   Tennessee Valley Authority..............................      7.85         06/15/44              5,348,445
     7,000   U.S. Treasury Bond......................................      6.875        08/15/25              7,895,781
     5,000   U.S. Treasury Note......................................      5.875        02/15/04              5,110,156
     4,000   U.S. Treasury Note......................................      6.75         05/31/99              4,176,875
                                                                                                        ---------------
             TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS
               (IDENTIFIED COST $150,290,227).........................................................      157,001,607
                                                                                                        ---------------
             FOREIGN GOVERNMENT & AGENCIES OBLIGATIONS (3.2%)
     5,000   Hydro-Quebec (Canada)...................................      9.50         11/15/30              6,491,000
     5,000   Italy (Republic of).....................................      6.875        09/27/23              4,880,250
     5,000   Province of New Brunswick (Canada)......................      7.625        06/29/04              5,519,300
                                                                                                        ---------------
             TOTAL FOREIGN GOVERNMENT & AGENCIES OBLIGATIONS
               (IDENTIFIED COST $14,294,890)..........................................................       16,890,550
                                                                                                        ---------------
             SHORT-TERM INVESTMENTS (1.4%)
             U.S. GOVERNMENT & AGENCY OBLIGATIONS (A) (1.3%)
     2,300   Federal Home Loan Banks.................................      5.75         01/02/96              2,299,632
     5,000   U.S. Treasury Bill......................................      5.23         05/30/96              4,898,550
                                                                                                        ---------------
                                                                                                              7,198,182
                                                                                                        ---------------
             REPURCHASE AGREEMENT (0.1%)
       229   The Bank of New York (dated 12/29/95; proceeds $228,732;
             collateralized by $228,077 U.S. Treasury Note 5.75% due
             09/30/97 valued at $233,229) (Identified Cost
             $228,656)...............................................      3.00         01/02/96                228,656
                                                                                                        ---------------
             TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $7,419,330)................................        7,426,838
                                                                                                        ---------------
TOTAL INVESTMENTS (IDENTIFIED COST $479,204,447) (B)...................       98.7%    513,784,802
OTHER ASSETS IN EXCESS OF LIABILITIES..................................        1.3       6,793,753
                                                                         ----------  -------------
NET ASSETS.............................................................      100.0%  $ 520,578,555
                                                                         ----------  -------------
                                                                         ----------  -------------

----------------
 *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
(A) SECURITIES WERE PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--HIGH YIELD
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                          COUPON    MATURITY
THOUSANDS)                                                                           RATE       DATE          VALUE
-----------                                                                        ---------  ---------  ---------------
             CORPORATE BONDS (87.8%)
             AEROSPACE (1.8%)
 $   3,000   Sabreliner Corp. (Series B).........................................    12.50  %  04/15/03  $     2,842,500
                                                                                                         ---------------
             AIRLINES (4.3%)
     7,057   GPA Delaware, Inc...................................................     8.75     12/15/98        6,616,456
                                                                                                         ---------------
             AUTOMOTIVE (2.2%)
     4,750   Envirotest Systems, Inc.............................................     9.625    04/01/03        3,467,500
                                                                                                         ---------------
             CABLE & TELECOMMUNICATIONS (8.2%)
     2,404   Adelphia Communications Corp. (Series B)............................     9.50+    02/15/04        1,983,609
     5,000   AT&T Capital Corp...................................................    15.00     05/05/97        5,595,750
     9,485   In-Flight Phone Corp. (Series B)....................................    14.00++   05/15/02        3,485,738
     1,500   Paxson Communications - 144A*.......................................    11.625    10/01/02        1,537,500
                                                                                                         ---------------
                                                                                                              12,602,597
                                                                                                         ---------------
             COMPUTER EQUIPMENT (7.3%)
     5,000   IBM Credit Corp.....................................................    15.00     06/13/96        5,201,800
     6,250   Unisys Corp.........................................................    13.50     07/01/97        6,000,000
                                                                                                         ---------------
                                                                                                              11,201,800
                                                                                                         ---------------
             CONSUMER PRODUCTS (1.3%)
     2,000   J.B. Williams Holdings, Inc.........................................    12.00     03/01/04        2,015,000
                                                                                                         ---------------
             CONTAINERS (2.3%)
     6,400   Ivex Holdings Corp. (Series B)......................................    13.25++   03/15/05        3,616,000
                                                                                                         ---------------
             ELECTRICAL & ALARM SYSTEMS (2.3%)
     4,500   Mosler, Inc.........................................................    11.00     04/15/03        3,543,750
                                                                                                         ---------------
             ENTERTAINMENT/GAMING & LODGING (8.9%)
     2,000   Fitzgeralds Gaming Corp. (Units)++..................................    13.00     12/31/02        1,870,000
     3,000   Motels of America, Inc. (Series B)..................................    12.00     04/15/04        2,973,750
     3,000   Six Flags Theme Parks Corp. - 144A*.................................    12.25++   06/15/05        2,347,500
    28,065   Spectravision, Inc. (c).............................................    11.65     12/01/02        2,691,955
     4,000   Trump Taj Mahal (Series A)..........................................    11.35+    11/15/99        3,850,000
                                                                                                         ---------------
                                                                                                              13,733,205
                                                                                                         ---------------
             FOODS & BEVERAGES (13.8%)
     7,500   Envirodyne Industries, Inc..........................................    10.25     12/01/01        5,700,000
     5,000   PepsiCo Inc.........................................................    15.00     06/14/96        5,206,400
     1,500   SC International Services, Inc......................................    13.00     10/01/05        1,582,500
     4,000   Seven Up/RC Bottling Co. Southern California, Inc. (d)..............    11.50     08/01/99        2,405,000
    13,000   Specialty Foods Acquisition Corp. (Series B)........................    13.00++   08/15/05        6,370,000
                                                                                                         ---------------
                                                                                                              21,263,900
                                                                                                         ---------------
             MANUFACTURING (5.6%)
     1,500   Alpine Group, Inc. - 144A*..........................................    12.25     07/15/03        1,470,000
     2,000   Berry Plastics Corp.................................................    12.25     04/15/04        2,140,000
     1,500   Cabot Safety Corp...................................................    12.50     07/15/05        1,597,500
     1,000   International Wire Group............................................    11.75     06/01/05          962,500
     2,500   Uniroyal Technology Corp............................................    11.75     06/01/03        2,400,000
                                                                                                         ---------------
                                                                                                               8,570,000
                                                                                                         ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--HIGH YIELD
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                          COUPON    MATURITY
THOUSANDS)                                                                           RATE       DATE          VALUE
-----------                                                                        ---------  ---------  ---------------
             MANUFACTURING - DIVERSIFIED (7.9%)
 $   3,000   Foamex L.P..........................................................    11.875 %  10/01/04  $     2,940,000
     3,000   Interlake Corp......................................................    12.125    03/01/02        2,865,000
     3,000   J.B. Poindexter & Co., Inc..........................................    12.50     05/15/04        2,550,000
     6,500   Jordan Industries, Inc..............................................    11.75++   08/01/05        3,900,000
                                                                                                         ---------------
                                                                                                              12,255,000
                                                                                                         ---------------
             OIL & GAS (2.9%)
     2,000   Deeptech International, Inc.........................................    12.00     12/15/00        1,820,000
     3,000   Empire Gas Corp.....................................................     7.00     07/15/04        2,655,000
                                                                                                         ---------------
                                                                                                               4,475,000
                                                                                                         ---------------
             PUBLISHING (4.7%)
     5,000   Affiliated Newspapers Investments, Inc..............................    13.25++   07/01/06        3,137,500
     2,000   Garden State Newspapers, Inc........................................    12.00     07/01/04        2,030,000
     1,225   United States Banknote Corp.........................................    10.375    06/01/02          906,500
     2,000   United States Banknote Corp.........................................    11.625    08/01/02        1,200,000
                                                                                                         ---------------
                                                                                                               7,274,000
                                                                                                         ---------------
             RESTAURANTS (7.5%)
     7,750   American Restaurant Group Holdings, Inc.............................    14.00++   12/15/05        3,603,750
     2,000   Carrols Corp........................................................    11.50     08/15/03        2,025,000
     8,350   Flagstar Corp.......................................................    11.25     11/01/04        5,928,500
                                                                                                         ---------------
                                                                                                              11,557,250
                                                                                                         ---------------
             RETAIL (3.3%)
     1,663   Cort Furniture Rental Corp..........................................    12.00     09/01/00        1,779,410
     2,000   County Seat Stores Co...............................................    12.00     10/01/02        1,640,000
     1,900   Thrifty Payless, Inc. - 144A*.......................................    11.625+   04/15/06        1,710,000
                                                                                                         ---------------
                                                                                                               5,129,410
                                                                                                         ---------------
             TEXTILES - APPAREL MANUFACTURERS (3.5%)
     5,034   JPS Textile Group, Inc..............................................    10.85     06/01/99        4,278,900
     1,500   U.S. Leather, Inc...................................................    10.25     07/31/03        1,110,000
                                                                                                         ---------------
                                                                                                               5,388,900
                                                                                                         ---------------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $146,969,799)......................................      135,552,268
                                                                                                         ---------------

 NUMBER OF
  SHARES
-----------
             COMMON STOCKS (A) (1.9%)
             AUTOMOTIVE (0.0%)
        87   Northern Holdings Industrial Corp. (Restricted) (b).....................................        --
                                                                                                       ---------------
             COMPUTER EQUIPMENT (0.0%)
    39,813   Memorex Telex NV (ADR) (Netherlands) (b)................................................           29,860
                                                                                                       ---------------
             ENTERTAINMENT/GAMING & LODGING (0.3%)
     2,000   Motels of America, Inc. - 144A*.........................................................          170,000
     4,000   Trump Taj Mahal (Class A)...............................................................          107,000
    71,890   Vagabond Inns, Inc. (Class D) (c).......................................................          125,807
                                                                                                       ---------------
                                                                                                               402,807
                                                                                                       ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--HIGH YIELD
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                                                    VALUE
-----------                                                                                            ---------------
             FOODS & BEVERAGES (0.2%)
   120,000   Specialty Foods Acquisition Corp. (Restricted) - 144A*..................................  $       330,000
                                                                                                       ---------------
             MANUFACTURING - DIVERSIFIED (1.0%)
    84,072   Thermadyne Holdings Corp. (b)...........................................................        1,523,805
                                                                                                       ---------------
             PUBLISHING (0.1%)
     5,000   Affiliated Newspapers Investments, Inc. (Class B).......................................          150,000
                                                                                                       ---------------
             RESTAURANTS (0.1%)
     7,750   American Restaurant Group Holdings, Inc. - 144A*........................................          116,250
                                                                                                       ---------------
             RETAIL (0.2%)
    57,000   Thrifty Payless Holdings, Inc. (Class C)................................................          277,875
                                                                                                       ---------------
             TOTAL COMMON STOCKS (IDENTIFIED COST $10,021,905).......................................        2,830,597
                                                                                                       ---------------
             PREFERRED STOCK (1.3%)
             ENTERTAINMENT/GAMING & LODGING
    80,000   Fitzgeralds Gaming Corp. (Units)++ $3.75 (Identified Cost $2,000,000)...................        2,000,000
                                                                                                       ---------------

 NUMBER OF                                                                                   EXPIRATION
 WARRANTS                                                                                      DATE
-----------                                                                                  ---------
             WARRANTS (A) (0.6%)
             AEROSPACE (0.0%)
     1,500   Sabreliner Corp. (Restricted) - 144A*.........................................   04/15/03           15,000
                                                                                                        ---------------
             CABLE & TELECOMMUNICATIONS (0.1%)
     9,485   In-Flight Phone Corp. - 144A*.................................................   08/31/02           94,850
                                                                                                        ---------------
             CONTAINERS (0.1%)
     2,000   Crown Packaging Holdings, Ltd. (Canada) - 144A*...............................   11/01/03          110,000
                                                                                                        ---------------
             ENTERTAINMENT/GAMING & LODGING (0.1%)
     1,000   Boomtown, Inc. - 144A*........................................................   11/01/98        --
     3,263   Casino America, Inc...........................................................   11/15/96        --
     8,750   Fitzgeralds Gaming Corp. - 144A*..............................................   03/15/99           87,500
                                                                                                        ---------------
                                                                                                                 87,500
                                                                                                        ---------------
             MANUFACTURING (0.0%)
     3,000   BPC Holdings Corp.............................................................   04/15/04           37,500
    15,000   Uniroyal Technology Corp......................................................   06/01/03           37,500
                                                                                                        ---------------
                                                                                                                 75,000
                                                                                                        ---------------
             OIL & GAS (0.0%)
     4,140   Empire Gas Corp...............................................................   07/15/04           41,400
                                                                                                        ---------------
             RETAIL (0.3%)
     2,000   County Seat Holdings Co.......................................................   10/15/98           45,000
   132,000   New Cort Holdings Corp........................................................   09/01/98          495,000
                                                                                                        ---------------
                                                                                                                540,000
                                                                                                        ---------------
             RETAIL - FOOD CHAINS (0.0%)
    15,854   Grand Union Co. (Series 1) (b)................................................   06/16/00        --
    31,709   Grand Union Co. (Series 2) (b)................................................   06/16/00        --
                                                                                                        ---------------
                                                                                                              --
                                                                                                        ---------------
             TOTAL WARRANTS (IDENTIFIED COST $976,985)................................................          963,750
                                                                                                        ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--HIGH YIELD
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                                    COUPON       MATURITY
THOUSANDS)                                                                                     RATE          DATE
-----------                                                                                  ---------  ---------------
                                                                                                           VALUE
                                                                                                           --
             SHORT-TERM INVESTMENTS (6.5%)
             U.S. GOVERNMENT AGENCY (E) (3.2%)
 $   5,000   Federal Home Loan Mortgage Corp......................................        5.53%  01/03/96  $     4,998,464
                                                                                                           ---------------
             REPURCHASE AGREEMENT (3.3%)
     5,041   The Bank of New York (dated 12/29/95; proceeds $5,042,215;
             collateralized by $5,344,097 U.S. Treasury Bill 5.31% due 09/19/96
             valued at $5,141,346) (Identified Cost $5,040,535)...................        3.00   01/02/96        5,040,535
                                                                                                           ---------------
             TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $10,038,999)..................................       10,038,999
                                                                                                           ---------------

TOTAL INVESTMENTS (IDENTIFIED COST $170,007,688) (F)...................       98.1%    151,385,614

OTHER ASSETS IN EXCESS OF LIABILITIES..................................        1.9       2,923,971
                                                                         ----------  -------------
NET ASSETS.............................................................      100.0%  $ 154,309,585
                                                                         ----------  -------------
                                                                         ----------  -------------

----------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; GENERALLY BONDS WITH ATTACHED STOCKS/WARRANTS.
 +   PAYMENT-IN-KIND SECURITY.
++ CURRENTLY A ZERO COUPON BOND AND WILL PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
(A)  NON-INCOME PRODUCING SECURITIES.
(B)  ACQUIRED THROUGH EXCHANGE OFFER.
(C)  NON-INCOME PRODUCING SECURITY, ISSUER IN BANKRUPTCY.
(D)  NON-INCOME PRODUCING SECURITY, BOND IN DEFAULT.
(E) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(F) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--UTILITIES
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                              VALUE
-----------                                        ---------------
             CORPORATE BONDS (9.5%)
             NATURAL GAS (1.3%)
 $   3,000   Coastal Corp. 7.75% due 10/15/35....  $     3,132,750
     3,000   Norsk Hydro AS
               7.15% due 11/15/25 (Norway).......        3,120,510
                                                   ---------------
                                                         6,253,260
                                                   ---------------
             TELECOMMUNICATIONS (3.6%)
     3,000   Alltel Corp. 6.75% due 09/15/05.....        3,124,650
     1,400   Century Telephone Enterprises, Inc.
               7.20% due 12/01/25................        1,446,942
     5,000   Century Telephone Enterprises, Inc.
               8.25% due 05/01/24................        5,530,850
     2,000   Southwestern Bell Telephone Co.
               7.20% due 10/15/26................        2,080,600
     2,000   Sprint Corp. 9.25% due 04/15/22.....        2,568,580
     2,000   TCI Communications, Inc.
               8.75% due 08/01/15................        2,209,940
                                                   ---------------
                                                        16,961,562
                                                   ---------------
             UTILITIES - ELECTRIC (4.6%)
     5,000   Commonwealth Edison Company 8.375%
               due 02/15/23......................        5,367,900
     2,000   Consumer Power Company 7.375% due
               09/15/23..........................        1,970,220
     2,000   Florida Power & Light Co.
               7.05% due 12/01/26................        2,029,720
     3,000   Illinois Power Co.
               8.75% due 07/01/21................        3,259,770
     3,000   Indianapolis Power Co.
               7.05% due 02/01/24................        3,039,570
     2,000   Long Island Lighting Co.
               9.625% due 07/01/24...............        2,064,080
     2,000   South Carolina Electric & Gas Co.
               7.625% due 06/01/23...............        2,125,340
     2,000   Union Electric Co.
               8.00% due 12/15/22................        2,201,300
                                                   ---------------
                                                        22,057,900
                                                   ---------------
             TOTAL CORPORATE BONDS (IDENTIFIED
               COST $41,998,066).................       45,272,722
                                                   ---------------

             U.S. GOVERNMENT AGENCY (0.3%)
     1,250   Tennessee Valley Authority 8.00% due
               03/31/45 (Identified Cost
               $1,250,000).......................        1,325,000
                                                   ---------------

 NUMBER OF
  SHARES
-----------
             PREFERRED STOCKS (0.5%)
             TELECOMMUNICATIONS (0.0%)
     7,000   GTE Delaware Corp. (Series A)
               $2.3125...........................          193,375
                                                   ---------------
             UTILITIES - ELECTRIC (0.5%)
    40,000   Arizona Public Service Co. (Series
               A) $2.50..........................        1,110,000
     2,207   Cleveland Electric Illuminating Co.
               (Series N) $9.125.................          216,280
    40,000   Connecticut Light & Power Capital
               (Series A) $2.325.................        1,085,000
                                                   ---------------
                                                         2,411,280
                                                   ---------------
             TOTAL PREFERRED STOCKS (IDENTIFIED
               COST $2,400,114)..................        2,604,655
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
-----------                                        ---------------
             COMMON STOCKS (85.4%)
             NATURAL GAS (11.5%)
    90,000   Apache Corp.........................  $     2,655,000
   120,000   Burlington Resources, Inc...........        4,710,000
    70,000   Columbia Gas System, Inc.*..........        3,071,250
   150,000   El Paso Natural Gas Co..............        4,256,250
   170,000   ENSERCH Corp........................        2,762,500
   105,000   Louisiana Land & Exploration Co.
               (The).............................        4,501,875
   130,000   Panhandle Eastern Corp..............        3,623,750
   130,000   Questar Corp........................        4,355,000
   200,000   Seagull Energy Corp.*...............        4,450,000
   130,000   Tenneco, Inc........................        6,451,250
    50,000   UGI Corp............................        1,037,500
   145,000   Union Texas Petroleum Holdings,
               Inc...............................        2,809,375
   110,000   USX Delhi-Group.....................        1,141,250
   215,000   Williams Companies, Inc.............        9,433,125
                                                   ---------------
                                                        55,258,125
                                                   ---------------
             TELECOMMUNICATIONS (32.2%)
   135,000   Airtouch Communications, Inc.*......        3,813,750
   230,000   Alltel Corp.........................        6,785,000
   185,000   AT&T Corp...........................       11,978,750
   165,000   BCE, Inc. (Canada)..................        5,692,500
   290,000   Cable & Wireless PLC (ADR) (United
               Kingdom)..........................        6,126,250
   160,000   Century Telephone Enterprises,
               Inc...............................        5,080,000
    75,000   Cincinnati Bell, Inc................        2,606,250
   200,000   Comcast Corp. (Class A).............        3,500,000
   155,000   Comsat Corp.........................        2,886,875
   330,000   Ericsson (L.M.) Telephone Co. AB
               (ADR) (Sweden)....................        6,393,750
   230,000   Frontier Corp.......................        6,900,000
   175,000   GTE Corp............................        7,700,000
    61,250   Liberty Media Group (Class A)*......        1,638,437
   180,000   MCI Communications Corp.............        4,702,500
   100,000   MFS Communications Co., Inc.*.......        5,325,000
    50,000   Motorola, Inc.......................        2,850,000
   120,000   Northern Telecom Ltd. (Canada)......        5,160,000
   140,000   NYNEX Corp..........................        7,560,000
   130,000   Pacific Telesis Group...............        4,371,250
   130,000   SBC Communications, Inc.............        7,475,000
   180,000   Southern New England
               Telecommunications Corp...........        7,155,000
   125,000   Sprint Corp.........................        4,984,375
    65,000   Tele Danmark AS (ADR) (Denmark).....        1,795,625
   245,000   Tele-Communications, Inc. (Class
               A)*...............................        4,869,375
    80,000   Telecommunications Corp. New
               Zealand, Ltd. (ADR) (New
               Zealand)..........................        5,550,000
    90,000   Telefonos de Mexico S.A. de C.V.
               (Series L) (ADR) (Mexico).........        2,868,750
   130,000   Telephone & Data Systems, Inc.......        5,135,000
   110,000   Time Warner, Inc....................        4,166,250
   110,000   U.S. West, Inc......................        3,932,500
   110,000   U.S. West Media Group*..............        2,090,000
    85,000   WorldCom, Inc.*.....................        2,996,250
                                                   ---------------
                                                       154,088,437
                                                   ---------------
             UTILITIES - ELECTRIC (41.7%)
   220,000   Baltimore Gas & Electric Co.........        6,270,000
   135,000   Carolina Power & Light Co...........        4,657,500
   150,000   Central & South West Corp...........        4,181,250
   235,865   CINergy Corp........................        7,223,366
   260,000   CMS Energy Corp.....................        7,767,500

DEAN WITTER VARIABLE INVESTMENT SERIES--UTILITIES
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                VALUE
-----------                                        ---------------
   130,000   Consolidated Edison Co.
               of New York, Inc..................  $     4,160,000
   165,000   Detroit Edison Co...................        5,692,500
   215,000   DPL, Inc............................        5,321,250
   202,500   DQE, Inc............................        6,226,875
   190,000   Entergy Corp........................        5,557,500
   140,000   FPL Group, Inc......................        6,492,500
   175,000   General Public Utilities Corp.......        5,950,000
   125,000   Hawaiian Electric Industries, Inc...        4,843,750
   200,000   Houston Industries, Inc.............        4,850,000
   255,000   Illinova Corp.......................        7,650,000
   150,000   IPALCO Enterprises, Inc.............        5,718,750
   145,000   Kansas City Power & Light Co........        3,788,125
    90,000   Long Island Lighting Co.............        1,473,750
   140,000   Montana Power Co....................        3,167,500
   110,000   New England Electric System.........        4,358,750
   105,000   New York State Electric & Gas
               Corp..............................        2,716,875
   210,000   Niagara Mohawk Power Corp...........        2,021,250
   180,000   NIPSCO Industries, Inc..............        6,885,000
   100,000   Northeast Utilities.................        2,437,500
   150,000   Pacific Gas & Electric Co...........        4,256,250
   310,000   PacifiCorp..........................        6,587,500
   235,000   Pinnacle West Capital Corp..........        6,756,250
   105,000   Portland General Corp...............        3,058,125
   100,000   Potomac Electric Power Company......        2,625,000
   205,000   Public Service Company of Colorado..        7,251,875
   240,000   Public Service Company of New
               Mexico*...........................        4,230,000
   145,000   Public Service Enterprise Group,
               Inc...............................        4,440,625
    95,000   Puget Sound Power & Light Company...        2,208,750
   140,000   San Diego Gas & Electric Co.........        3,325,000
   180,000   SCANA Corp..........................        5,152,500
   120,000   SCE Corp............................        2,130,000
   280,000   Southern Co.........................        6,895,000
   140,000   Texas Utilities Co..................        5,757,500
   110,000   United Illuminating Co..............        4,111,250
   165,000   Western Resources, Inc..............        5,506,875
   205,000   Wisconsin Energy Corp...............        6,278,125
                                                   ---------------
                                                       199,982,116
                                                   ---------------
             TOTAL COMMON STOCKS (IDENTIFIED COST
               $349,190,520).....................      409,328,678
                                                   ---------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                              VALUE
-----------                                        ---------------
             SHORT-TERM INVESTMENTS (3.8%)
             U.S. GOVERNMENT AGENCIES (A) (3.7%)
 $  17,950   Federal Home Loan Mortgage Corp.
             5.53%-5.75% due 01/02/96-01/09/96...  $    17,935,807
                                                   ---------------
             REPURCHASE AGREEMENT (0.1%)
       281   The Bank of New York 3.00% due
             01/02/96 (dated 12/29/95; proceeds
             $280,713; collateralized by $279,911
             U.S. Treasury Note 5.75% due
             09/30/97 valued at $286,231)
             (Identified Cost $280,619)..........          280,619
                                                   ---------------

             TOTAL SHORT-TERM INVESTMENTS
               (IDENTIFIED COST $18,216,426).....       18,216,426
                                                   ---------------

TOTAL INVESTMENTS (IDENTIFIED
  COST $413,055,126) (B).........       99.5%    476,747,481

OTHER ASSETS IN EXCESS OF
  LIABILITIES....................        0.5       2,322,664
                                   ----------  -------------
NET ASSETS.......................      100.0%  $ 479,070,145
                                   ----------  -------------
                                   ----------  -------------

------------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
(A) SECURITIES WERE PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                              VALUE
-----------                                      ---------------
             COMMON STOCKS (95.5%)
             AEROSPACE (4.3%)
    405,000  Raytheon Co.......................  $    19,136,250
    191,500  United Technologies Corp..........       18,168,562
                                                 ---------------
                                                      37,304,812
                                                 ---------------
             ALUMINUM (2.2%)
    356,000  Aluminum Co. of America...........       18,823,500
                                                 ---------------
             AUTO PARTS (2.2%)
    243,000  TRW, Inc..........................       18,832,500
                                                 ---------------
             AUTOMOTIVE (4.3%)
    644,000  Ford Motor Co.....................       18,676,000
    356,000  General Motors Corp...............       18,823,500
                                                 ---------------
                                                      37,499,500
                                                 ---------------
             BANKS (4.2%)
    276,100  BankAmerica Corp..................       17,877,475
    509,000  KeyCorp...........................       18,451,250
                                                 ---------------
                                                      36,328,725
                                                 ---------------
             BEVERAGES - SOFT DRINKS (2.1%)
    329,500  PepsiCo Inc.......................       18,410,812
                                                 ---------------
             CHEMICALS (6.3%)
    259,300  Dow Chemical Co...................       18,248,237
    294,000  Eastman Chemical Company..........       18,411,750
    304,500  Grace (W.R.) & Co.................       18,003,563
                                                 ---------------
                                                      54,663,550
                                                 ---------------
             COMPUTERS (2.1%)
    194,400  International Business Machines
               Corp............................       17,836,200
                                                 ---------------
             CONGLOMERATES (4.4%)
    283,000  Minnesota Mining & Manufacturing
               Co..............................       18,748,750
    382,500  Tenneco Inc.......................       18,981,563
                                                 ---------------
                                                      37,730,313
                                                 ---------------
             COSMETICS (2.1%)
    342,400  Gillette Co.......................       17,847,600
                                                 ---------------
             DRUGS (6.4%)
    438,000  Abbott Laboratories...............       18,286,500
    190,000  American Home Products Corp.......       18,430,000
    219,200  Bristol-Myers Squibb Co...........       18,823,800
                                                 ---------------
                                                      55,540,300
                                                 ---------------
             ELECTRIC - MAJOR (4.3%)
    261,200  General Electric Co...............       18,806,400
  1,134,000  Westinghouse Electric Corp........       18,711,000
                                                 ---------------
                                                      37,517,400
                                                 ---------------
             FINANCE (2.1%)
    305,000  Household International, Inc......       18,033,125
                                                 ---------------
             FOODS (4.1%)
    520,400  Quaker Oats Company (The).........       17,953,800
    563,000  Sara Lee Corp.....................       17,945,625
                                                 ---------------
                                                      35,899,425
                                                 ---------------

 NUMBER OF
  SHARES                                              VALUE
-----------                                      ---------------
             INSURANCE (2.1%)
    260,500  Aetna Life & Casualty Co..........  $    18,039,625
                                                 ---------------
             METALS & MINING (2.1%)
    292,000  Phelps Dodge Corp.................       18,177,000
                                                 ---------------
             NATURAL GAS (6.1%)
    444,600  Burlington Resources, Inc.........       17,450,550
    622,000  El Paso Natural Gas Co............       17,649,250
    650,000  Panhandle Eastern Corp............       18,118,750
                                                 ---------------
                                                      53,218,550
                                                 ---------------
             OFFICE EQUIPMENT (2.1%)
    391,000  Pitney Bowes, Inc.................       18,377,000
                                                 ---------------
             OIL - DOMESTIC (2.0%)
    158,000  Atlantic Richfield Co.............       17,498,500
                                                 ---------------
             OIL INTEGRATED - INTERNATIONAL (6.4%)
    224,000  Exxon Corp........................       17,948,000
    166,500  Mobil Corp........................       18,648,000
    133,300  Royal Dutch Petroleum Co. (ADR)
               (Netherlands)...................       18,811,963
                                                 ---------------
                                                      55,407,963
                                                 ---------------
             PAPER & FOREST PRODUCTS (2.2%)
    433,700  Weyerhaeuser Co...................       18,757,525
                                                 ---------------
             PHOTOGRAPHY (2.1%)
    270,500  Eastman Kodak Co..................       18,123,500
                                                 ---------------
             RAILROADS (2.1%)
    232,500  Burlington Northern Santa Fe
               Corp............................       18,135,000
                                                 ---------------
             RETAIL - DEPARTMENT STORES (2.1%)
    436,000  May Department Stores Co..........       18,421,000
                                                 ---------------
             SOAP & HOUSEHOLD PRODUCTS (2.1%)
    218,000  Procter & Gamble Co...............       18,094,000
                                                 ---------------
             TELECOMMUNICATIONS (2.2%)
    536,000  U.S. West, Inc....................       19,162,000
                                                 ---------------
             TELEPHONES (4.3%)
    282,800  Bell Atlantic Corp................       18,912,250
    457,000  Sprint Corp.......................       18,222,875
                                                 ---------------
                                                      37,135,125
                                                 ---------------
             TOBACCO (2.1%)
    199,500  Philip Morris Companies, Inc......       18,054,750
                                                 ---------------
             UTILITIES - ELECTRIC (4.4%)
    410,500  FPL Group, Inc....................       19,036,937
    572,500  Unicom Corp.......................       18,749,375
                                                 ---------------
                                                      37,786,312
                                                 ---------------
             TOTAL COMMON STOCKS (IDENTIFIED
               COST $658,072,712)..............      826,655,612
                                                 ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                            VALUE
-----------                                      ---------------
             U.S. GOVERNMENT OBLIGATIONS (3.9%)
$     2,000  U.S. Treasury Bond
               8.125% due 08/15/19.............  $     2,514,375
      5,000  U.S. Treasury Bond
               8.00% due 11/15/21..............        6,253,906
      5,000  U.S. Treasury Bond
               7.125% due 02/15/23.............        5,717,969
     14,000  U.S. Treasury Bond
               6.25% due 08/15/23..............       14,395,938
      5,000  U.S. Treasury Note
               6.375% due 01/15/99.............        5,154,687
                                                 ---------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
               (IDENTIFIED COST $30,172,969)...       34,036,875
                                                 ---------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                            VALUE
-----------                                      ---------------
             SHORT-TERM INVESTMENT (A) (0.6%)
             U.S. GOVERNMENT AGENCY
$     5,010  Federal Home Loan Mortgage Corp.
             5.75% due 01/02/96 (Amortized Cost
             $5,009,200).......................  $     5,009,200
                                                 ---------------

TOTAL INVESTMENTS (IDENTIFIED
  COST $693,254,881) (B).........      100.0%    865,701,687

LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS...................         --        (284,861)
                                   ----------  -------------

NET ASSETS.......................      100.0%  $ 865,416,826
                                   ----------  -------------
                                   ----------  -------------

------------------
ADR  AMERICAN DEPOSITORY RECEIPT.
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--CAPITAL GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
             COMMON STOCKS (98.2%)
             ADVERTISING (2.4%)
    36,700   Interpublic Group of
               Companies, Inc......................  $   1,591,862
                                                     -------------
             APPAREL (2.2%)
    33,100   Cintas Corp...........................      1,472,950
                                                     -------------
             AUTOMOTIVE - REPLACEMENT PARTS (2.2%)
    35,300   Genuine Parts Co......................      1,447,300
                                                     -------------
             BANKING (2.2%)
    20,100   Fifth Third Bancorp...................      1,457,250
                                                     -------------
             BEVERAGES - ALCOHOLIC (2.2%)
    21,700   Anheuser-Busch Companies, Inc.........      1,451,188
                                                     -------------
             BEVERAGES - SOFT DRINKS (2.1%)
    18,800   Coca Cola Co..........................      1,395,900
                                                     -------------
             BIOTECHNOLOGY (2.2%)
    26,800   Medtronic Inc.........................      1,497,450
                                                     -------------
             BUSINESS SYSTEMS (2.2%)
    28,400   General Motors Corp. (Class E)........      1,476,800
                                                     -------------
             CHEMICALS - SPECIALTY (2.2%)
    29,200   Sigma-Aldrich Corp....................      1,445,400
                                                     -------------
             COMPUTER SERVICES (2.2%)
    20,000   Automatic Data Processing, Inc........      1,485,000
                                                     -------------
             COMPUTER SOFTWARE (4.2%)
    24,950   Computer Associates
               International, Inc..................      1,419,031
    16,100   Microsoft Corp.*......................      1,412,775
                                                     -------------
                                                         2,831,806
                                                     -------------
             CONSUMER SERVICES (2.1%)
    34,500   Block (H.&R.), Inc....................      1,397,250
                                                     -------------
             COSMETICS (2.1%)
    28,900   International Flavors &
               Fragrances Inc......................      1,387,200
                                                     -------------
             DRUGS (4.3%)
    32,600   Forest Laboratories, Inc.*............      1,475,150
    25,300   Schering-Plough Corp..................      1,385,175
                                                     -------------
                                                         2,860,325
                                                     -------------
             DRUGS & HEALTHCARE (2.2%)
    35,500   Abbott Laboratories...................      1,482,125
                                                     -------------
             ELECTRICAL EQUIPMENT (2.1%)
    21,400   Grainger (W.W.), Inc..................      1,417,750
                                                     -------------
             ELECTRONICS (2.1%)
    25,000   Dionex Corp.*.........................      1,418,750
                                                     -------------
             ENTERTAINMENT (2.2%)
    53,800   Circus Circus Enterprises, Inc.*......      1,499,675
                                                     -------------
             FINANCIAL - MISCELLANEOUS (2.3%)
    12,500   Federal National Mortgage
               Association.........................      1,551,562
                                                     -------------
             FOOD WHOLESALERS (2.2%)
    45,900   Sysco Corp............................      1,491,750
                                                     -------------
             FOODS (6.7%)
    35,700   ConAgra, Inc..........................      1,472,625
    40,050   Tootsie Roll Industries, Inc..........      1,586,981
    28,100   Wrigley (Wm.) Jr. Co. (Class A).......      1,475,250
                                                     -------------
                                                         4,534,856
                                                     -------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------

             GOLD MINING (2.1%)
    54,200   Barrick Gold Corp. (Canada)...........  $   1,429,525
                                                     -------------
             HEALTHCARE - MISCELLANEOUS (2.3%)
    33,200   U.S. Healthcare, Inc..................      1,539,649
                                                     -------------
             INSURANCE (2.2%)
    15,850   American International Group, Inc.....      1,466,125
                                                     -------------
             MACHINERY - DIVERSIFIED (2.3%)
    29,000   Thermo Electron Corp.*................      1,508,000
                                                     -------------
             MANUFACTURED HOUSING (2.1%)
    67,250   Clayton Homes, Inc....................      1,437,469
                                                     -------------
             MANUFACTURING (4.6%)
    61,301   Federal Signal Corp...................      1,586,163
    42,800   Loral Corp............................      1,514,050
                                                     -------------
                                                         3,100,213
                                                     -------------
             MANUFACTURING - DIVERSIFIED (2.2%)
    36,500   Sherwin-Williams Co...................      1,487,375
                                                     -------------
             MEDICAL EQUIPMENT (4.2%)
    78,900   Biomet, Inc.*.........................      1,400,475
    26,500   Stryker Corp..........................      1,387,938
                                                     -------------
                                                         2,788,413
                                                     -------------
             PHARMACEUTICALS (2.1%)
    16,800   Johnson & Johnson.....................      1,438,500
                                                     -------------
             RESTAURANTS (6.4%)
    94,900   Brinker International, Inc.*..........      1,435,363
    62,500   International Dairy Queen, Inc. (Class
               A)*.................................      1,421,875
    31,900   McDonald's Corp.......................      1,439,488
                                                     -------------
                                                         4,296,726
                                                     -------------
             RETAIL - DEPARTMENT STORES (2.1%)
    62,200   Wal-Mart Stores, Inc..................      1,391,725
                                                     -------------
             RETAIL - DRUG STORES (2.2%)
    49,600   Walgreen Co...........................      1,481,800
                                                     -------------
             RETAIL - FOOD CHAINS (2.2%)
    43,900   Albertson's Inc.......................      1,443,213
                                                     -------------
             RETAIL - SPECIALTY (2.3%)
    31,900   Home Depot, Inc.......................      1,527,213
                                                     -------------
             TOBACCO (2.1%)
    42,300   UST, Inc..............................      1,411,762
                                                     -------------
             UTILITIES (2.2%)
    56,401   Citizens Utilities Co. (Series A)*....        719,112
    57,417   Citizens Utilities Co. (Series B)*....        724,892
                                                     -------------
                                                         1,444,004
                                                     -------------
             TOTAL COMMON STOCKS (IDENTIFIED COST
               $51,576,527)........................     65,785,861
                                                     -------------

DEAN WITTER VARIABLE INVESTMENT SERIES--CAPITAL GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                               VALUE
-----------                                          -------------
             SHORT-TERM INVESTMENT (A) (2.0%)
             U.S. GOVERNMENT AGENCY
 $   1,365   Federal Home Loan Mortgage Corp.
             5.75% due 01/02/96 (Amortized Cost
             $1,364,782)..........................  $   1,364,782
                                                    -------------

TOTAL INVESTMENTS (IDENTIFIED COST
  $52,941,309)(B).................      100.2%    67,150,643

LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS....................       (0.2)      (155,473)
                                    ----------  ------------

NET ASSETS........................      100.0%  $ 66,995,170
                                    ----------  ------------
                                    ----------  ------------

------------------
 *   NON-INCOME PRODUCING SECURITY.
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--GLOBAL DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                              VALUE
-----------                                      ---------------
             COMMON AND PREFERRED STOCKS (99.5%)
             AUSTRALIA (1.5%)
             BUILDING & CONSTRUCTION
    390,000  Pioneer International Ltd.........  $     1,004,825
                                                 ---------------
             MULTI-INDUSTRY
    450,000  Southcorp Holdings Ltd............        1,045,810
                                                 ---------------
             PAPER & FOREST PRODUCTS
    135,000  Amcor Ltd.........................          952,254
                                                 ---------------
             TOTAL AUSTRALIA...................        3,002,889
                                                 ---------------
             CANADA (3.0%)
             NATURAL GAS
    108,000  TransCanada Pipelines Ltd.........        1,495,048
                                                 ---------------
             OIL RELATED
     43,500  Imperial Oil Ltd..................        1,575,220
     64,300  IPL Energy, Inc...................        1,503,163
                                                 ---------------
                                                       3,078,383
                                                 ---------------
             TELECOMMUNICATIONS
     46,000  BCE, Inc..........................        1,594,059
                                                 ---------------
             TOTAL CANADA......................        6,167,490
                                                 ---------------
             FRANCE (7.6%)
             BANKING
     10,650  Societe Generale..................        1,313,476
                                                 ---------------
             FINANCIAL SERVICES
      3,850  Societe Eurafrance S.A............        1,291,051
                                                 ---------------
             FOODS & BEVERAGES
      7,700  Eridania Beghin-Say S.A...........        1,318,520
                                                 ---------------
             HOUSEHOLD PRODUCTS
     12,700  BIC...............................        1,289,288
                                                 ---------------
             MULTI-INDUSTRY
      6,600  Compagnie Generale d'Industrie et
               de Participations...............        1,302,375
      3,500  Financiere et Industrielle Gaz et
               Eaux............................        1,212,924
      4,650  Saint-Louis.......................        1,232,290
     26,461  Worms et Compagnie................        1,248,746
                                                 ---------------
                                                       4,996,335
                                                 ---------------
             OIL INTEGRATED - INTERNATIONAL
     17,800  Societe National Elf Aquitaine....        1,309,192
     20,000  Total S.A. (B Shares).............        1,347,467
                                                 ---------------
                                                       2,656,659
                                                 ---------------
             TELECOMMUNICATIONS
     15,200  Alcatel Alsthom...................        1,308,213
                                                 ---------------
             TELEVISION
     13,000  Societe Television Francaise......        1,391,295
                                                 ---------------
             TOTAL FRANCE......................       15,564,837
                                                 ---------------
             GERMANY (6.3%)
             BANKING
     21,400  Deutsche Bank Aktiengesellschaft..        1,011,867
                                                 ---------------
             BUILDING & CONSTRUCTION
      2,650  Bilfinger & Berger Bau AG.........        1,001,009
                                                 ---------------
             CHEMICALS
      4,650  BASF AG...........................        1,033,513
      3,800  Bayer AG..........................        1,000,557
                                                 ---------------
                                                       2,034,070
                                                 ---------------

 NUMBER OF
  SHARES                                              VALUE
-----------                                      ---------------
             HEALTH & PERSONAL CARE
     28,000  Douglas Holding AG................  $       985,600
                                                 ---------------
             MACHINERY - DIVERSIFIED
      5,700  IWKA AG...........................        1,034,922
                                                 ---------------
             MULTI-INDUSTRY
      3,450  Preussag AG.......................          962,400
      2,700  RWE AG............................          976,696
      2,500  Viag AG...........................        1,000,000
                                                 ---------------
                                                       2,939,096
                                                 ---------------
             OFFICE EQUIPMENT
      6,100  Herlitz AG........................        1,005,704
                                                 ---------------
             RETAIL - DEPARTMENT STORES
      2,400  Karstadt AG.......................          976,696
                                                 ---------------
             TEXTILES - APPAREL
      1,200  Hugo Boss AG (Pref.)..............          994,226
                                                 ---------------
             UTILITIES - ELECTRIC
     24,300  Veba AG...........................        1,029,475
                                                 ---------------
             TOTAL GERMANY.....................       13,012,665
                                                 ---------------
             HONG KONG (4.0%)
             BANKING
    105,200  HSBC Holdings PLC.................        1,591,877
                                                 ---------------
             CONGLOMERATES
    210,000  Swire Pacific Ltd. (Class A)......        1,629,591
                                                 ---------------
             REAL ESTATE
    277,000  Cheung Kong (Holdings) Ltd........        1,687,364
                                                 ---------------
             TELECOMMUNICATIONS
    940,000  Hong Kong Telecommunications,
               Ltd.............................        1,677,703
                                                 ---------------
             UTILITIES - ELECTRIC
    505,000  Hong Kong Electric Holdings Ltd...        1,655,684
                                                 ---------------
             TOTAL HONG KONG...................        8,242,219
                                                 ---------------
             ITALY (2.0%)
             NATURAL GAS
    350,000  Italgas SpA.......................        1,064,880
                                                 ---------------
             TELECOMMUNICATIONS
    175,000  Sirti SpA.........................          983,307
    900,000  Telecom Italia SpA................        1,100,976
                                                 ---------------
                                                       2,084,283
                                                 ---------------
             TEXTILES - APPAREL
     87,000  Benetton Group SpA................        1,035,232
                                                 ---------------
             TOTAL ITALY.......................        4,184,395
                                                 ---------------
             JAPAN (23.7%)
             AUTOMOTIVE
    127,000  Honda Motor Co....................        2,617,417
    128,000  Toyota Motor Corp.................        2,712,337
                                                 ---------------
                                                       5,329,754
                                                 ---------------
             BUILDING MATERIALS
    495,000  Sankyo Aluminium Industrial.......        2,648,621
    170,000  Sekisui Chemical Co...............        2,500,242
                                                 ---------------
                                                       5,148,863
                                                 ---------------
             COMPUTER SERVICES
    285,000  AT&T Global Info Solutions........        2,498,403
     32,000  Nintendo Co., Ltd.................        2,430,576
                                                 ---------------
                                                       4,928,979
                                                 ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--GLOBAL DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                              VALUE
-----------                                      ---------------
             ELECTRONICS & ELECTRICAL
    260,000  Hitachi, Ltd......................  $     2,616,352
     34,000  Kyocera Corp......................        2,523,270
    162,000  Matsushita Electric
               Industrial Co. Ltd..............        2,633,382
    240,000  Matsushita Electric Works.........        2,531,205
    155,000  Sharp Corp........................        2,474,601
     45,500  Sony Corp.........................        2,725,157
     50,000  TDK Corp..........................        2,549,589
                                                 ---------------
                                                      18,053,556
                                                 ---------------
             ENTERTAINMENT & LEISURE TIME
    300,000  Mizuno Corp.......................        2,597,968
                                                 ---------------
             FOODS & BEVERAGES
    143,000  House Food Industry...............        2,573,585
                                                 ---------------
             METALS & MINING
    500,000  Furukawa Co., Ltd.................        2,472,182
                                                 ---------------
             PHARMACEUTICALS
    130,000  Taisho Pharmaceutical Co., Ltd....        2,566,038
    160,000  Takeda Chemical Industries........        2,631,834
                                                 ---------------
                                                       5,197,872
                                                 ---------------
             TRANSPORTATION
    215,000  Yamato Transport Co. Ltd..........        2,558,781
                                                 ---------------
             TOTAL JAPAN.......................       48,861,540
                                                 ---------------
             MALAYSIA (2.0%)
             BANKING
     62,000  AMMB Holdings Berhad..............          708,293
                                                 ---------------
             BUILDING & CONSTRUCTION
    215,000  Cement Industries of Malaysia.....          707,209
    108,000  United Engineers Malaysia
               Berhad..........................          689,226
                                                 ---------------
                                                       1,396,435
                                                 ---------------
             CONGLOMERATES
    253,000  Sime Darby Berhad.................          672,740
                                                 ---------------
             FOODS & BEVERAGES
     90,000  Nestle Malaysia Berhad............          659,445
                                                 ---------------
             OIL RELATED
    239,000  Esso Malaysia Berhad..............          630,806
                                                 ---------------
             TOTAL MALAYSIA....................        4,067,719
                                                 ---------------
             NETHERLANDS (3.0%)
             BANKING
     19,000  ABN-AMRO Holdings.................          864,280
                                                 ---------------
             BUILDING & CONSTRUCTION
     14,200  Koninklijke Volker Stevin NV......          857,125
                                                 ---------------
             CHEMICALS
     11,300  DSM NV............................          928,188
                                                 ---------------
             FINANCIAL SERVICES
     13,300  Internationale Nederlande
               Groep NV........................          887,218
                                                 ---------------
             INSURANCE
     20,700  Aegon NV..........................          914,561
     12,700  Fortis Amev NV....................          849,564
                                                 ---------------
                                                       1,764,125
                                                 ---------------
             TEXTILES
     21,300  Gamma Holding NV..................          967,579
                                                 ---------------
             TOTAL NETHERLANDS.................        6,268,515
                                                 ---------------
 NUMBER OF
  SHARES                                              VALUE
-----------                                      ---------------
             SWITZERLAND (4.0%)
             BANKING
      5,100  Swiss Bank Corp...................  $     2,082,445
                                                 ---------------
             CHEMICALS
      2,350  Ciba-Geigy Ltd....................        2,057,651
                                                 ---------------
             FOODS & BEVERAGES
      1,825  Nestle AG.........................        2,018,812
                                                 ---------------
             MULTI-INDUSTRY
      1,725  BBC Brown Boveri AG...............        2,003,901
                                                 ---------------
             TOTAL SWITZERLAND.................        8,162,809
                                                 ---------------
             UNITED KINGDOM (12.1%)
             BANKING
    500,000  Hambros PLC.......................        1,581,000
    310,960  Lloyds TSB Group PLC..............        1,595,380
    150,000  National Westminster Bank PLC.....        1,507,764
                                                 ---------------
                                                       4,684,144
                                                 ---------------
             BREWERS
    133,000  Bass PLC..........................        1,481,188
    158,000  Scottish & Newcastle
               Breweries PLC...................        1,501,237
                                                 ---------------
                                                       2,982,425
                                                 ---------------
             FOODS & BEVERAGES
  1,000,000  Hazlewood Food PLC................        1,557,750
    630,000  Hillsdown Holdings PLC............        1,660,050
                                                 ---------------
                                                       3,217,800
                                                 ---------------
             MULTI-INDUSTRY
    515,000  Hanson PLC........................        1,536,632
                                                 ---------------
             NATURAL GAS
    400,000  British Gas PLC...................        1,574,800
                                                 ---------------
             RETAIL - MERCHANDISING
    325,000  Tesco PLC.........................        1,496,138
                                                 ---------------
             STEEL & IRON
    640,000  British Steel PLC.................        1,614,480
                                                 ---------------
             TELECOMMUNICATIONS
    275,000  British Telecommunications
               PLC.............................        1,508,925
                                                 ---------------
             TOBACCO
    175,000  B.A.T. Industries PLC.............        1,539,344
                                                 ---------------
             UTILITIES - ELECTRIC
    272,000  Scottish Hydro-Electric PLC.......        1,515,652
                                                 ---------------
             UTILITIES - WATER
    142,000  Severn Trent PLC..................        1,513,188
    130,000  Welsh Water PLC...................        1,560,618
    121,500  Welsh Water PLC (Pref.)...........          205,274
                                                 ---------------
                                                       3,279,080
                                                 ---------------
             TOTAL UNITED KINGDOM..............       24,949,420
                                                 ---------------
             UNITED STATES (30.3%)
             AEROSPACE & DEFENSE
     53,500  Northrop Grumman Corp.............        3,424,000
                                                 ---------------
             AUTOMOTIVE
    113,000  Ford Motor Co.....................        3,277,000
                                                 ---------------
             BANKING
     52,500  BankAmerica Corp..................        3,399,375
                                                 ---------------
             BANKS
     92,500  KeyCorp...........................        3,353,125
                                                 ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--GLOBAL DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                              VALUE
-----------                                      ---------------
             CHEMICALS
     27,300  Monsanto Co.......................  $     3,344,250
                                                 ---------------
             COMPUTERS - SYSTEMS
     28,500  International Business Machines
               Corp............................        2,614,875
                                                 ---------------
             CONGLOMERATES
     50,000  Minnesota Mining & Manufacturing
               Co..............................        3,312,500
     69,500  Tenneco Inc.......................        3,448,938
                                                 ---------------
                                                       6,761,438
                                                 ---------------
             MACHINERY - DIVERSIFIED
     93,500  Deere & Co........................        3,295,875
                                                 ---------------
             METALS & MINING
     53,500  Phelps Dodge Corp.................        3,330,375
                                                 ---------------
             OIL INTEGRATED - INTERNATIONAL
     64,000  Chevron Corp......................        3,360,000
                                                 ---------------
             PAPER
     60,000  International Paper Co............        2,272,500
                                                 ---------------
             PHARMACEUTICALS
     40,000  Bristol-Myers Squibb Co...........        3,435,000
                                                 ---------------
             RETAIL
     44,500  Dayton-Hudson Corp................        3,337,500
                                                 ---------------
 NUMBER OF
  SHARES                                              VALUE
-----------                                      ---------------
             TELECOMMUNICATIONS
     82,500  Sprint Corp.......................  $     3,289,688
                                                 ---------------
             TIRE AND RUBBER GOODS
     81,500  Goodyear Tire & Rubber Co.........        3,698,064
                                                 ---------------
             TOBACCO
     37,000  Philip Morris Companies, Inc......        3,348,500
                                                 ---------------
             TRANSPORTATION
     48,500  Conrail, Inc......................        3,395,000
                                                 ---------------
             UTILITIES - ELECTRIC
    117,000  Pacific Gas & Electric Co.........        3,319,875
                                                 ---------------
             TOTAL UNITED STATES...............       62,256,440
                                                 ---------------

TOTAL INVESTMENTS (IDENTIFIED
  COST $184,452,332)(A)..........       99.5%    204,740,938
CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES.................        0.5         997,586
                                   ----------  -------------

NET ASSETS.......................      100.0%  $ 205,738,524
                                   ----------  -------------
                                   ----------  -------------

------------------
(A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $185,487,221; THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $24,385,376 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $5,131,659, RESULTING IN NET UNREALIZED APPRECIATION OF $19,253,717.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 1995:

                                                UNREALIZED
  CONTRACTS TO      IN EXCHANGE     DELIVERY   APPRECIATION/
    RECEIVE             FOR           DATE    (DEPRECIATION)
----------------  ----------------  --------  ---------------
$         32,181  MYR       81,797  01/02/96  $          (41)
$         16,993  L         10,929  01/04/96              54
$         82,302  Y      8,442,565  01/04/96             613
DEM       76,890  $         53,705  01/04/96            (217)
Y     16,913,943  $        164,022  01/05/96            (365)
$         44,470  ITL    70,866,097 01/31/96            (170)
                                                      ------
                                         Net
unrealized depreciation ....................  $         (126)
                                                      ------
                                                      ------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--GLOBAL DIVIDEND GROWTH
SUMMARY OF INVESTMENTS DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                             PERCENT OF
INDUSTRY                                          VALUE      NET ASSETS
---------------------------------------------  ------------  ----------
Aerospace & Defense..........................  $  3,424,000        1.7%
Automotive...................................     8,606,754        4.2
Banking......................................    19,008,882        9.2
Brewers......................................     2,982,425        1.4
Building & Construction......................     4,259,394        2.1
Building Materials...........................     5,148,863        2.5
Chemicals....................................     8,364,159        4.1
Computer Services............................     4,928,979        2.4
Computers - Peripheral Equipment.............     2,614,875        1.3
Conglomerates................................     9,063,769        4.4
Electronics & Electrical.....................    18,053,556        8.8
Entertainment................................     2,597,968        1.3
Financial Services...........................     2,178,269        1.0
Foods & Beverages............................     9,788,162        4.7
Health & Personal Care.......................       985,600        0.5
Household Products...........................     1,289,288        0.6
Insurance....................................     1,764,125        0.8
Machinery - Diversified......................     4,330,797        2.1
Metals & Mining..............................     5,802,557        2.8
Multi-Industry...............................    12,521,774        6.1
Natural Gas..................................     4,134,728        2.0

                                                             PERCENT OF
INDUSTRY                                          VALUE      NET ASSETS
---------------------------------------------  ------------  ----------

Office Equipment.............................  $  1,005,704        0.5%
Oil..........................................     3,709,189        1.8
Oil Integrated-International.................     6,016,659        2.9
Paper & Forest Products......................     3,224,754        1.6
Pharmaceuticals..............................     8,632,872        4.2
Real Estate..................................     1,687,364        0.8
Retail.......................................     3,337,500        1.6
Retail - Department Stores...................       976,696        0.5
Retail - Merchandising.......................     1,496,138        0.7
Steel & Iron.................................     1,614,480        0.8
Telecommunications...........................    11,462,871        5.6
Television...................................     1,391,295        0.7
Textiles.....................................       967,579        0.5
Textiles - Apparel...........................     2,029,458        1.0
Tire & Rubber Goods..........................     3,698,064        1.8
Tobacco......................................     4,887,844        2.4
Transportation...............................     5,953,781        2.9
Utilities....................................     3,279,080        1.6
Utilities - Electric.........................     7,520,686        3.6
                                               ------------      -----
                                               $204,740,938       99.5%
                                               ------------      -----
                                               ------------      -----

--------------------------------------------------------------------------------

                                                                                                         PERCENT OF
TYPE OF INVESTMENT                                                                          VALUE        NET ASSETS
--------------------------------------------------------------------------------------  --------------  -------------
Common Stocks.........................................................................  $  203,541,438         98.9%
Preferred Stocks......................................................................       1,199,500          0.6
                                                                                        --------------        -----
                                                                                        $  204,740,938         99.5%
                                                                                        --------------        -----
                                                                                        --------------        -----

DEAN WITTER VARIABLE INVESTMENT SERIES--EUROPEAN GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                    ---------------
                 COMMON AND PREFERRED STOCKS, WARRANTS AND BONDS
                   (93.4%)
                 AUSTRIA (1.2%)
                 ENGINEERING
       17,555    VA Technologie AG...............  $     2,223,691
                                                   ---------------
                 DENMARK (2.0%)
                 AIR TRANSPORT
       14,700    Kobenhavns Lufthavne AS.........        1,120,000
                                                   ---------------
                 BANKING
       39,730    Den Danske Bank.................        2,734,338
                                                   ---------------
                 TOTAL DENMARK...................        3,854,338
                                                   ---------------
                 FINLAND (1.3%)
                 ELECTRONICS
       62,400    Nokia AB (Series A).............        2,447,508
                                                   ---------------
                 FRANCE (12.4%)
                 BANKING
       14,753    Societe Generale................        1,819,502
                                                   ---------------
                 ELECTRONICS
       35,800    SGS-Thomson
                   Microelectronics NV...........        1,368,362
                                                   ---------------
                 FINANCIAL SERVICES
       10,200    Cetelem Groupe..................        1,910,876
       18,536    Credit Local de France..........        1,481,217
                                                   ---------------
                                                         3,392,093
                                                   ---------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       13,535    LVMH Moet-Hennessy Louis
                   Vuitton.......................        2,814,331
       54,500    SEITA...........................        1,972,021
                                                   ---------------
                                                         4,786,352
                                                   ---------------
                 INSURANCE
       34,093    Scor S.A........................        1,063,343
                                                   ---------------
                 PHARMACEUTICALS
       38,287    Sanofi S.A......................        2,449,962
     FRF    2K   Sanofi S.A.
                   4.00% due 01/01/00 (Conv.
                   Pref.)........................          163,172
                                                   ---------------
                                                         2,613,134
                                                   ---------------
                 RETAIL
        3,200    Carrefour Supermarche...........        1,938,070
       12,777    Castorama Dubois................        2,088,911
                                                   ---------------
                                                         4,026,981
                                                   ---------------
                 TEXTILES
       19,500    Christian Dior S.A..............        2,098,869
        3,500    Christian Dior S.A.
                   (Warrants due 06/30/98)*......           42,131
       11,500    Hermes International............        2,156,763
                                                   ---------------
                                                         4,297,763
                                                   ---------------
                 TOTAL FRANCE....................       23,367,530
                                                   ---------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                    ---------------
                 GERMANY (6.3%)
                 AUTOMOTIVE
        6,890    Volkswagen AG...................  $     2,298,744
                                                   ---------------
                 BUSINESS SERVICES
       20,650    Sap AG (Pref.)..................        3,117,252
                                                   ---------------
                 CHEMICALS
        9,865    Bayer AG........................        2,597,497
                                                   ---------------
                 HEALTH & PERSONAL CARE
        5,220    Rhoen-Klinikum AG...............          515,645
       12,780    Rhoen-Klinikum AG (Pref.).......        1,111,304
                                                   ---------------
                                                         1,626,949
                                                   ---------------
                 MERCHANDISING
        3,100    Gehe AG.........................        1,574,261
        1,275    Gehe AG (New)...................          630,183
                                                   ---------------
                                                         2,204,444
                                                   ---------------
                 TOTAL GERMANY...................       11,844,886
                                                   ---------------
                 ITALY (2.6%)
                 HOUSEHOLD FURNISHINGS & APPLIANCES
       29,700    Industrie Natuzzi SpA (ADR).....        1,347,637
                                                   ---------------
                 TELECOMMUNICATIONS
      286,000    Stet Societa' Finanziaria
                   Telefonica SpA................          808,907
    1,599,750    Telecom Italia SpA..............        2,816,568
                                                   ---------------
                                                         3,625,475
                                                   ---------------
                 TOTAL ITALY.....................        4,973,112
                                                   ---------------
                 NETHERLANDS (10.9%)
                 BUSINESS SERVICES
       31,700    Randstad Holdings NV............        1,436,067
                                                   ---------------
                 INSURANCE
       51,968    Aegon NV........................        2,296,035
       34,300    Internationale Nederlanden Groep
                   NV............................        2,288,090
                                                   ---------------
                                                         4,584,125
                                                   ---------------
                 MANUFACTURING
       22,550    ASM Lithography Holding NV*.....          778,796
                                                   ---------------
                 MERCHANDISING
       50,191    Koninklijke Ahold NV............        2,045,744
                                                   ---------------
                 MULTI-INDUSTRY
       54,236    Hunter Douglas NV...............        2,510,988
                                                   ---------------
                 PUBLISHING
      241,000    Elsevier NV.....................        3,209,334
       20,600    Ver Ned Uitgev NV...............        2,824,007
       15,084    Wegener NV......................        1,454,897
       17,104    Wolters Kluwer..................        1,615,673
                                                   ---------------
                                                         9,103,911
                                                   ---------------
                 TOTAL NETHERLANDS...............       20,459,631
                                                   ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--EUROPEAN GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                    ---------------
                 NORWAY (1.1%)
                 OIL & GAS PRODUCTS
      160,000    Saga Petroleum AS (B Shares)....  $     1,991,241
                                                   ---------------
                 SPAIN (6.0%)
                 BANKS
       97,150    Banco Bilbao Vizcaya............        3,490,754
        9,565    Banco Popular Espanol S.A.......        1,759,325
                                                   ---------------
                                                         5,250,079
                                                   ---------------
                 FINANCIAL SERVICES
       25,660    Corporacion Financiera Hispamer
                   S.A...........................        1,576,058
                                                   ---------------
                 OIL RELATED
       19,445    Gas Natural SDG S.A.............        3,021,793
                                                   ---------------
                 RETAIL
       60,000    Centros Comerciales Continente
                   S.A...........................        1,351,751
                                                   ---------------
                 TOTAL SPAIN.....................       11,199,681
                                                   ---------------
                 SWEDEN (8.2%)
                 BANKING
       40,000    Stadshypotek AB.................          800,964
                                                   ---------------
                 BUSINESS SERVICES
       90,000    Scribona AB (Series "B" Free)...          962,060
       38,000    Securitas AB (Series "B" Free)..        1,802,168
                                                   ---------------
                                                         2,764,228
                                                   ---------------
                 FOREST PRODUCTS, PAPER & PACKAGING
       25,661    Mo och Domsjoe AB (B Shares)....        1,093,355
      121,000    Stora Kopparbergs (Series "B"
                   Free).........................        1,448,284
                                                   ---------------
                                                         2,541,639
                                                   ---------------
                 HEALTH & PERSONAL CARE
       35,000    Getinge Industrier AB (B
                   Shares).......................        1,594,023
                                                   ---------------
                 MACHINERY
      100,000    Kalmar Industries AB............        1,656,128
                                                   ---------------
                 PHARMACEUTICALS
       81,525    Astra AB (Series "A" Free)......        3,252,654
                                                   ---------------
                 TELECOMMUNICATIONS EQUIPMENT
      140,750    Ericsson (L.M.) Telephone Co. AB
                   (Series "B" Free).............        2,754,818
                                                   ---------------
                 TOTAL SWEDEN....................       15,364,454
                                                   ---------------
                 SWITZERLAND (7.1%)
                 BUSINESS SERVICES
          400    Societe Generale de Surveillance
                   Holdings S.A..................          794,105
                                                   ---------------
                 INDUSTRIALS
        1,565    Hilti AG........................        1,246,844
                                                   ---------------
                 MULTI-INDUSTRY
        2,835    BBC Brown Boveri AG.............        3,293,368
                                                   ---------------
                 PHARMACEUTICALS
        1,294    Ciba-Geigy AG...................        1,138,630
          464    Roche Holdings AG...............        3,670,568
        2,550    Sandoz AG.......................        2,334,460
        1,000    Sandoz AG (Series B)............          920,676
                                                   ---------------
                                                         8,064,334
                                                   ---------------
                 TOTAL SWITZERLAND...............       13,398,651
                                                   ---------------
SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                    ---------------
                 UNITED KINGDOM (34.3%)
                 AEROSPACE & DEFENSE
      133,333    British Aerospace Capital PLC...  $     1,644,639
        5,333    British Aerospace Capital PLC
                   (Warrants due 11/15/00)*......           25,873
                                                   ---------------
                                                         1,670,512
                                                   ---------------
                 AUTOMOTIVE
      405,000    BBA Group PLC...................        1,817,336
      230,000    Rolls-Royce PLC.................          673,785
                                                   ---------------
                                                         2,491,121
                                                   ---------------
                 BANKING
      200,000    Abbey National PLC..............        1,971,600
      100,000    National Westminster Bank PLC...        1,005,175
      180,000    TSB Group PLC...................          923,490
                                                   ---------------
                                                         3,900,265
                                                   ---------------
                 BREWERS
      145,000    Scottish & Newcastle Breweries
                   PLC...........................        1,377,717
                                                   ---------------
                 BROADCAST MEDIA
      185,000    British Sky Broadcasting Group
                   PLC...........................        1,165,639
      130,000    Flextech PLC*...................          941,005
                                                   ---------------
                                                         2,106,644
                                                   ---------------
                 BUILDING & CONSTRUCTION
      313,000    Blue Circle Industries PLC......        1,661,639
      116,400    Mowlem (John) & Co. PLC.........          106,448
      288,300    Williams Holdings PLC...........        1,463,483
                                                   ---------------
                                                         3,231,570
                                                   ---------------
                 BUSINESS SERVICES
      150,000    Reuters Holdings PLC............        1,370,587
                                                   ---------------
                 CHEMICALS
      306,000    Albright & Wilson PLC...........          749,394
                                                   ---------------
                 COMPUTER SOFTWARE & SERVICES
       96,000    SEMA Group PLC..................          796,080
                                                   ---------------
                 CONGLOMERATES
      200,000    BTR PLC.........................        1,019,900
      250,000    Tomkins PLC.....................        1,090,812
                                                   ---------------
                                                         2,110,712
                                                   ---------------
                 CONSTRUCTION PLANT & EQUIPMENT
      207,400    CRH PLC.........................        1,568,774
                                                   ---------------
                 ELECTRONICS
      715,000    Cray Electronics Holdings PLC...          454,383
                                                   ---------------
                 FOOD PROCESSING
      275,000    Associated British Foods PLC....        1,568,600
                                                   ---------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       94,261    B.A.T. Industries PLC...........          829,143
      166,000    Grand Metropolitan PLC..........        1,192,585
      177,500    Tate & Lyle PLC.................        1,298,590
                                                   ---------------
                                                         3,320,318
                                                   ---------------
                 HEALTH & PERSONAL CARE
      108,625    Reckitt & Colman PLC............        1,199,627
                                                   ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--EUROPEAN GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                    ---------------
                 INSURANCE
       55,000    Britannic Assurance PLC.........  $       654,720
      123,057    Commercial Union PLC............        1,194,022
      150,000    Lloyds Abbey Life PLC...........        1,041,600
      261,200    Prudential Corp. PLC............        1,678,145
      273,000    Royal Insurance Holdings PLC....        1,614,317
                                                   ---------------
                                                         6,182,804
                                                   ---------------
                 LEISURE
       60,000    Carlton Communications PLC......          897,915
      190,000    Granada Group PLC...............        1,899,525
                                                   ---------------
                                                         2,797,440
                                                   ---------------
                 METALS & MINING
      130,000    Smiths Industries PLC...........        1,281,540
                                                   ---------------
                 MISCELLANEOUS
      146,000    Vendome Luxury Group PLC
                   (Units)++.....................        1,328,381
                                                   ---------------
                 NATURAL GAS
      240,000    British Gas PLC.................          944,880
                                                   ---------------
                 OIL RELATED
      434,000    British Petroleum Co. PLC.......        3,622,490
      591,000    Lasmo PLC.......................        1,593,927
                                                   ---------------
                                                         5,216,417
                                                   ---------------
                 PHARMACEUTICALS
      254,100    Glaxo Wellcome PLC..............        3,603,773
      335,000    Medeva PLC......................        1,401,975
      150,700    SmithKline Beecham PLC
                   (Units)++.....................        1,639,767
                                                   ---------------
                                                         6,645,515
                                                   ---------------
                 REAL ESTATE
      205,100    Hammerson PLC...................        1,120,615
                                                   ---------------
                 RETAIL
       74,000    Boots Co. PLC...................          671,569
      100,000    Great Universal Stores PLC......        1,060,975
      247,000    Morrison (W.M.) Supermarkets
                   PLC...........................          535,990
      274,000    Next PLC........................        1,936,632
                                                   ---------------
                                                         4,205,166
                                                   ---------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                    ---------------
                 TELECOMMUNICATIONS
      654,700    British Telecommunications PLC..  $     3,592,339
       56,000    Securicor Group PLC.............          759,500
                                                   ---------------
                                                         4,351,839
                                                   ---------------
                 TRANSPORTATION
      140,500    British Airways PLC.............        1,014,832
                                                   ---------------
                 UTILITIES
      200,000    Scottish Power PLC..............        1,147,000
       45,000    Thames Water PLC................          391,646
                                                   ---------------
                                                         1,538,646
                                                   ---------------
                 TOTAL UNITED KINGDOM............       64,544,379
                                                   ---------------
                 TOTAL COMMON AND PREFERRED
                 STOCKS, WARRANTS AND BONDS
                 (IDENTIFIED COST
                 $142,939,710)...................      175,669,102
                                                   ---------------

   CURRENCY
  AMOUNT (IN
  THOUSANDS)
       -
                 PURCHASED PUT OPTION ON
                 FOREIGN CURRENCY (0.2%)
    FRF 17,500   May 16, 1996/FRF 4.86
                   (Identified Cost $484,750)....          458,500
                                                   ---------------

   PRINCIPAL
  AMOUNT (IN
  THOUSANDS)
---------------
                 SHORT-TERM INVESTMENT (A) (5.2%)
                 U.S. GOVERNMENT AGENCY
 $       9,800   Federal Home Loan Mortgage......
                 Corp. 5.75% due 01/02/96   .....
                 (Amortized Cost $9,798,435).....        9,798,435
                                                   ---------------
TOTAL INVESTMENTS (IDENTIFIED
  COST $153,222,895) (B).........       98.8%    185,926,037
CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES.................        1.2       2,193,372
                                   ----------  -------------
NET ASSETS.......................      100.0%  $ 188,119,409
                                   ----------  -------------
                                   ----------  -------------

------------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 K   IN THOUSANDS.
 *   NON-INCOME PRODUCING SECURITY.
++ CONSISTS OF MORE THAN ONE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; GENERALLY BONDS WITH ATTACHED STOCKS/WARRANTS.
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $153,973,857; THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $34,896,692 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,944,512, RESULTING IN NET UNREALIZED APPRECIATION OF $31,952,180.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 1995:

                                          UNREALIZED
 CONTRACTS TO    IN EXCHANGE   DELIVERY  APPRECIATION/
    RECEIVE          FOR         DATE    (DEPRECIATION)
---------------  ------------  --------  -------------
$       579,897  ATS   5,897,554 01/02/96 $     (3,730)
$        65,521  DEM     93,931 01/02/96          178
$       370,662  L       238,698 01/02/96          680
                                         -------------
                 Net unrealized
                 depreciation .........  $     (2,872)
                                         -------------
                                         -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--EUROPEAN GROWTH
SUMMARY OF INVESTMENTS DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                             PERCENT OF
INDUSTRY                                          VALUE      NET ASSETS
---------------------------------------------  ------------  ----------
Aerospace & Defense..........................  $  1,670,512        0.9%
Air Transport................................     1,120,000        0.6
Automotive...................................     4,789,865        2.6
Banking......................................     9,255,069        4.9
Banks........................................     5,250,079        2.8
Brewers......................................     1,377,717        0.7
Broadcast Media..............................     2,106,644        1.1
Building & Construction......................     3,231,570        1.7
Business Services............................     9,482,239        5.1
Chemicals....................................     3,346,891        1.8
Computer Software & Services.................       796,080        0.4
Conglomerates................................     2,110,712        1.1
Construction Plant & Equipment...............     1,568,774        0.8
Electronics..................................     4,270,253        2.3
Engineering..................................     2,223,691        1.2
Financial Services...........................     4,968,151        2.6
Food Processing..............................     1,568,600        0.8
Food, Beverage, Tobacco & Household
 Products....................................     8,106,670        4.3
Foreign Currency Put Option..................       458,500        0.2
Forest Products, Paper & Packaging...........     2,541,639        1.4
Health & Personal Care.......................     4,420,599        2.3

                                                             PERCENT OF
INDUSTRY                                          VALUE      NET ASSETS
---------------------------------------------  ------------  ----------

Household Furnishings & Appliances...........  $  1,347,637        0.7%
Industrials..................................     1,246,844        0.7
Insurance....................................    11,830,272        6.3
Leisure......................................     2,797,440        1.5
Machinery....................................     1,656,128        0.9
Manufacturing................................       778,796        0.4
Merchandising................................     4,250,188        2.3
Metals & Mining..............................     1,281,540        0.7
Miscellaneous................................     1,328,381        0.7
Multi-Industry...............................     5,804,356        3.1
Natural Gas..................................       944,880        0.5
Oil & Gas Products...........................     1,991,241        1.1
Oil Related..................................     8,238,210        4.4
Pharmaceuticals..............................    20,575,637       10.9
Publishing...................................     9,103,911        4.8
Real Estate..................................     1,120,615        0.6
Retail.......................................     9,583,898        5.1
Telecommunications...........................     7,977,314        4.2
Telecommunications Equipment.................     2,754,818        1.5
Textiles.....................................     4,297,763        2.3
Transportation...............................     1,014,832        0.5
U.S. Government Agency.......................     9,798,435        5.2
Utilities....................................     1,538,646        0.8
                                               ------------      -----
                                               $185,926,037       98.8%
                                               ------------      -----
                                               ------------      -----

--------------------------------------------------------------------------------

                                                                                                         PERCENT OF
TYPE OF INVESTMENT                                                                          VALUE        NET ASSETS
--------------------------------------------------------------------------------------  --------------  -------------
Common Stocks.........................................................................  $  171,209,370         91.0%
Convertible Preferred Stocks..........................................................         163,172          0.1
Foreign Currency Put Option...........................................................         458,500          0.2
Preferred Stocks......................................................................       4,228,556          2.3
Short-Term Investment.................................................................       9,798,435          5.2
Warrants..............................................................................          68,004          0.0
                                                                                        --------------        -----
                                                                                        $  185,926,037         98.8%
                                                                                        --------------        -----
                                                                                        --------------        -----

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                     -------------
                 COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS
                   AND BONDS (95.9%)
                 AUSTRALIA (1.0%)
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        99,000   Fosters Brewing Group Ltd.
                   (New)..........................  $     162,452
                                                    -------------
                 METALS & MINING
       200,000   M.I.M. Holdings, Ltd.............        276,210
        38,750   Odin Mining & Investment
                   Co., Ltd.......................          8,056
                                                    -------------
                                                          284,266
                                                    -------------
                 OIL RELATED
        50,000   Santos, Ltd......................        145,901
        50,000   Woodside Petroleum Ltd...........        255,420
                                                    -------------
                                                          401,321
                                                    -------------
                 TRANSPORTATION
        14,500   Brambles Industries, Ltd.........        161,494
                                                    -------------
                 TOTAL AUSTRALIA..................      1,009,533
                                                    -------------
                 CHINA (0.9%)
                 CHEMICALS
        16,500   Jilin Chemical Industrial Co.,
                   Ltd. (ADR).....................        354,750
     1,000,000   Yizheng Chemical Fibre Co. Ltd...        225,039
                                                    -------------
                                                          579,789
                                                    -------------
                 TRANSPORTATION
       160,000   Jinhui Shipping and
                   Transportation Ltd.............        138,631
                                                    -------------
                 UTILITIES
        24,000   Shandong Huaneng Power Co., Ltd.
                   (ADR)..........................        162,000
                                                    -------------
                 TOTAL CHINA......................        880,420
                                                    -------------
                 HONG KONG (20.8%)
                 BANKING
        75,000   Guoco Group Ltd..................        361,808
       100,000   Hang Seng Bank Ltd...............        895,629
        44,800   HSBC Holdings PLC................        677,910
       750,000   International Bank of Asia.......        356,473
                                                    -------------
                                                        2,291,820
                                                    -------------
                 BUSINESS SERVICES
       350,000   First Pacific Co. Ltd............        389,291
                                                    -------------
                 CONGLOMERATES
        76,000   Citic Pacific, Ltd...............        259,984
       500,000   Hutchison Whampoa, Ltd...........      3,045,783
        70,200   Jardine Matheson Holdings Ltd....        480,870
           170   New World Infrastructure Ltd.....            325
        90,000   Swire Pacific Ltd. (Class A).....        698,396
                                                    -------------
                                                        4,485,358
                                                    -------------
                 FINANCIAL SERVICES
       600,000   Manhattan Card Co. Ltd...........        256,079
                                                    -------------
                 INSURANCE
       389,000   National Mutual Asia Ltd.........        352,173
                                                    -------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                     -------------
                 LEISURE
     1,500,000   CDL Hotels International, Ltd....  $     756,596
       870,000   Regal Hotels International.......        204,785
                                                    -------------
                                                          961,381
                                                    -------------
                 MULTI-INDUSTRY
        75,000   Jardine Strategic Holdings Ltd...        229,500
                                                    -------------
                 OIL RELATED
       395,000   Hong Kong & China Gas Co.........        636,026
                                                    -------------
                 REAL ESTATE
       420,000   Cheung Kong (Holdings) Ltd.......      2,558,457
       100,000   Great Eagle Holding Co...........        258,665
        60,000   Henderson Land Development Co.
                   Ltd............................        361,614
       380,000   Hong Kong Land Holdings
                   Ltd............................        703,000
       102,000   New World Development............        444,568
       285,000   Sun Hung Kai Properties, Ltd.....      2,331,382
        80,000   Wharf (Holdings) Ltd.............        266,425
                                                    -------------
                                                        6,924,111
                                                    -------------
                 RETAIL - SPECIALTY
       240,000   Giordano International Ltd.......        204,863
                                                    -------------
                 TELECOMMUNICATIONS
       875,600   Hong Kong
                   Telecommunications, Ltd........      1,562,763
                                                    -------------
                 TRANSPORTATION
       280,000   Cathay Pacific Airways...........        427,315
                                                    -------------
                 UTILITIES
       140,500   China Light & Power Co. Ltd......        646,896
       150,000   Consolidated Electric Power Asia
                   Ltd............................        272,569
       230,000   Hong Kong Electric Holdings
                   Ltd............................        754,074
                                                    -------------
                                                        1,673,539
                                                    -------------
                 TOTAL HONG KONG..................     20,394,219
                                                    -------------
                 INDONESIA (8.4%)
                 AUTOMOTIVE
       330,000   PT Astra International...........        686,296
                                                    -------------
                 BUILDING & CONSTRUCTION
       127,000   PT Indocement....................        426,762
                                                    -------------
                 BUILDING MATERIALS
       327,800   PT Mulia Industrindo.............        925,705
       250,000   PT Semen Gresik..................        700,525
                                                    -------------
                                                        1,626,230
                                                    -------------
                 CONGLOMERATES
        10,000   PT Citra Marga Nusaphala
                   Persada........................          9,413
                                                    -------------
                 CONSTRUCTION EQUIPMENT
       140,000   PT United Tractors...............        263,573
                                                    -------------
                 FINANCIAL SERVICES
       500,000   Peregrine Indonesia* (Restricted)
                   -- 144A**......................        515,000
                                                    -------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        30,000   PT Gudang Garam..................        313,923
       120,000   PT Hanjaya Mandala Sampoerna.....      1,250,438
       121,775   PT Indofood Sukses Makmur........        586,482
                                                    -------------
                                                        2,150,843
                                                    -------------

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                     -------------
                 FOREST PRODUCTS, PAPER & PACKAGING
        20,000   Asia Pacific Resources
                   International Holdings Ltd.
                   (Class A) (ADR)*...............  $      95,000
         6,020   PT Indah Kiat Pulp Paper Corp....          4,415
       310,000   PT Inti Indorayon Utama..........        325,744
       206,144   PT Pabrikkertas Tjiwi Kimia......        194,050
                                                    -------------
                                                          619,209
                                                    -------------
                 METALS
       200,000   PT Tambang Timah.................        247,373
        21,000   PT Tambang Timah (GDR)...........        256,935
                                                    -------------
                                                          504,308
                                                    -------------
                 PHARMACEUTICALS
        90,000   PT Tempo Scan Pacific............        244,308
                                                    -------------
                 PHOTOGRAPHY
        75,000   PT Modern Photo & Film Co........        435,092
                                                    -------------
                 TELECOMMUNICATIONS
        95,000   PT Indosat.......................        345,228
       320,000   PT Telekomunikasi Indonesia......        420,315
                                                    -------------
                                                          765,543
                                                    -------------
                 TOTAL INDONESIA..................      8,246,577
                                                    -------------
                 JAPAN (15.6%)
                 AGRICULTURE
         3,900   Yukiguni Maitake Co., Ltd........         59,245
                                                    -------------
                 AUTO RELATED
         6,000   Mitsuba Electric Mfg Co..........         62,119
                                                    -------------
                 AUTOMOTIVE
         1,000   Autobacs Seven Co................         83,019
        11,000   Honda Motor Co...................        226,705
                                                    -------------
                                                          309,724
                                                    -------------
                 BANKING
        15,000   Asahi Bank, Ltd..................        188,679
         8,000   Bank of Tokyo....................        140,106
         8,000   Dai-Ichi Kangyo Bank.............        157,136
        14,000   Mitsui Trust & Banking...........        153,072
        11,000   Sanwa Bank, Ltd..................        223,512
        15,000   Shizuoka Bank....................        188,679
        10,000   Sumitomo Bank....................        211,901
        14,000   Sumitomo Trust & Banking.........        197,775
                                                    -------------
                                                        1,460,860
                                                    -------------
                 BANKS - COMMERCIAL
         9,000   Mitsubishi Bank..................        211,611
                                                    -------------
                 BUILDING & CONSTRUCTION
         3,000   Higashi Nihon House..............         49,347
         2,000   Japan Industrial Land
                   Development....................         76,826
        15,000   Kajima Corp......................        148,041
         4,000   Kaneshita Construction...........         53,798
         9,000   Maeda Road Construction..........        166,328
         5,000   Mitsui Home Co., Ltd.............         79,826
         6,000   Raito Kogyo Co...................        117,852
         7,000   Sumitomo Forestry Co., Ltd.......        107,015
                                                    -------------
                                                          799,033
                                                    -------------
                 BUILDING MATERIALS
         4,000   Oriental Construction Co.........         85,148
                                                    -------------
SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                     -------------
                 BUSINESS SERVICES
         5,000   Ichiken Co., Ltd.................  $      52,733
         2,000   Nippon Kanzai....................         61,732
         1,500   Nissin Co., Ltd..................         71,118
         3,000   Secom............................        208,418
         4,000   Tanseisha........................         46,444
                                                    -------------
                                                          440,445
                                                    -------------
                 CHEMICALS
         2,000   Maezawa Kasei Industries.........         79,923
        37,000   Mitsubishi Chemical Corp.........        179,719
         9,000   Shin-Etsu Chemical Co............        186,357
         1,000   SK Kaken Co., Ltd................         21,190
                                                    -------------
                                                          467,189
                                                    -------------
                 COMMERCIAL SERVICES
         2,000   Nichii Gakkan Co.................         93,662
                                                    -------------
                 COMPUTER SOFTWARE & SERVICES
         1,500   Enix Corp........................         57,329
             3   NTT Data Communications Systems
                   Corp...........................        100,726
                                                    -------------
                                                          158,055
                                                    -------------
                 COMPUTERS
        16,000   Fujitsu, Ltd.....................        178,036
         1,000   I-O Data Device, Inc.............         69,182
         3,000   Japan Digital Laboratory.........         67,634
         1,000   Mars Engineering Corp............         74,407
         2,300   TKC Corp.........................         65,206
                                                    -------------
                                                          454,465
                                                    -------------
                 COMPUTERS - SYSTEMS
         3,000   Daiwabo Information Systems
                   Co.............................         78,084
                                                    -------------
                 DATA PROCESSING
         4,000   Ricoh Elemex.....................         57,668
                                                    -------------
                 ELECTRONIC & ELECTRICAL EQUIPMENT
         5,000   Aiwa Co..........................        117,078
         5,000   Alpine Electronics Inc...........         84,180
         3,000   Canon, Inc.......................         54,282
     Y   9,000K  Canon, Inc. 1.00% due 12/20/02
                   (Conv.)........................        111,466
        15,000   Hitachi, Ltd.....................        150,943
         3,000   Kyocera Corp.....................        222,642
         1,500   Mabuchi Motor Co.................         93,179
         3,000   Mitsui High-Tec..................         78,374
         5,000   Mitsumi Electric Co. Ltd.........        120,464
         3,000   Murata Manufacturing Co., Ltd....        110,305
         2,000   Nihon Dempa Kogyo................         44,702
         5,000   Nitto Electric Works.............         71,601
         8,000   Omron Corp.......................        184,228
        12,000   Sharp Corp.......................        191,582
         3,100   Sony Corp........................        185,670
         4,000   Tokin Corp.......................         65,022
                                                    -------------
                                                        1,885,718
                                                    -------------
                 ELECTRONICS
         2,000   Fujitsu Business Systems.........         52,637
         3,000   Ryoyo Electro Corp...............         68,505
                                                    -------------
                                                          121,142
                                                    -------------
                 ENTERTAINMENT
         2,200   H.I.S. Co. Ltd...................        104,944
                                                    -------------

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                     -------------
                 FINANCIAL SERVICES
        15,000   Daiwa Securities Co., Ltd........  $     229,318
         3,000   Nichiei Co., Ltd. (Kyoto)........        223,512
        10,000   Nomura Securities Co., Ltd.......        217,707
         3,700   Promise Co., Ltd.................        177,929
         1,000   Sanyo Shinpan Finance Co., Ltd...         82,245
         2,000   Shinki Co. Ltd...................         75,472
                                                    -------------
                                                        1,006,183
                                                    -------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         4,200   Amway Japan, Ltd.................        177,184
         9,000   Nippon Meat Packers, Inc.........        130,624
         1,000   Plenus Co., Ltd..................         48,379
         4,000   Stamina Foods....................         54,572
             4   Yoshinoya D & C Co., Ltd.........         69,666
                                                    -------------
                                                          480,425
                                                    -------------
                 FOREST PRODUCTS, PAPER & PACKAGING
         8,000   Daishowa Paper Manufacturing Co.
                   Ltd............................         61,926
        10,000   New Oji Paper Co., Ltd...........         90,373
        25,000   Nippon Paper Industries Co.......        173,440
                                                    -------------
                                                          325,739
                                                    -------------
                 HEALTH & PERSONAL CARE
         3,000   Kawasumi Laboratories, Inc.......         35,414
                                                    -------------
                 HOUSEHOLD FURNISHINGS & APPLIANCES
         4,000   Juken Sangyo Co..................         44,896
                                                    -------------
                 INDUSTRIALS
        10,000   Nippon Thompson Co...............         88,050
                                                    -------------
                 INSURANCE
        15,000   Tokio Marine & Fire Insurance
                   Co.............................        195,936
        18,000   Yasuda Fire & Marine Insurance...        127,141
                                                    -------------
                                                          323,077
                                                    -------------
                 LEISURE
         2,000   Honma Golf Co. Ltd...............         45,670
                                                    -------------
                 MACHINE TOOLS
         2,000   Nitto Kohki Co. Ltd..............         76,439
        10,000   OSG Corporation..................         68,505
                                                    -------------
                                                          144,944
                                                    -------------
                 MACHINERY
         8,000   Aichi Corp.......................         70,905
         4,000   Fanuc, Ltd.......................        173,004
         2,000   Fuji Machine Manufacturing Co....         71,601
         1,700   Keyence Corp.....................        195,743
     Y  19,000K  Minebea Co., Ltd. 0.80% due
                   03/31/03 (Conv.)...............        201,122
        24,000   Mitsubishi Heavy Industries,
                   Ltd............................        191,118
         4,000   Sansei Yusoki Co., Ltd...........         55,346
         8,000   Sintokogio.......................         69,666
                                                    -------------
                                                        1,028,505
                                                    -------------
SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                     -------------

                 MANUFACTURING
         3,000   Arcland Sakamoto.................  $      38,316
         7,000   Bridgestone Metalpha Corp........         79,245
         9,000   Daiwa House Industry.............        148,041
         8,000   Itoki Crebio Corp................         61,926
         1,000   KDD..............................         87,083
         4,000   Nichiha Corp.....................         90,566
         7,000   Nippon Electric Glass Co., Ltd...        132,753
         3,000   Sony Music Entertainment Inc.....        156,749
         9,000   Takara Standard Co...............        102,758
         4,000   Tokyo Style......................         68,505
                                                    -------------
                                                          965,942
                                                    -------------
                 MEDICAL SUPPLIES
           800   Paramount Bed Co.................         55,733
                                                    -------------
                 MERCHANDISING
         2,000   Misumi Corp......................         74,891
                                                    -------------
                 METALS
         6,000   Takada Kiko......................         65,022
         3,600   Tokyo Steel Manufacturing........         66,183
                                                    -------------
                                                          131,205
                                                    -------------
                 METALS & MINING
        12,000   Kawasaki Steel Corp..............         41,800
        23,000   Nippon Light Metal Co............        131,746
        40,000   Nippon Steel Co..................        137,010
                                                    -------------
                                                          310,556
                                                    -------------
                 MULTI-INDUSTRY
        21,000   Mitsui & Co......................        184,093
         3,000   Trusco Nakayama Corp.............         62,409
         5,000   Yamae Hisano.....................         48,380
                                                    -------------
                                                          294,882
                                                    -------------
                 NATURAL GAS
        44,000   Tokyo Gas Co., Ltd...............        154,969
                                                    -------------
                 OIL RELATED
        16,000   General Sekiyu...................        145,989
                                                    -------------
                 PHARMACEUTICALS
        10,000   Eisai Co. Ltd....................        175,133
         2,000   Ono Pharmaceutical Co............         76,826
         2,000   Santen Pharmaceutical Co.........         45,283
         1,000   Towa Pharmaceutical Co., Ltd.....         36,768
                                                    -------------
                                                          334,010
                                                    -------------
                 REAL ESTATE
         7,000   Cesar Co.........................         54,794
         5,000   Chubu Sekiwa Real Estate, Ltd....         77,407
         4,000   Fuso Lexel, Inc..................         34,833
         5,000   Kansai Sekiwa Real Estate........         89,502
        15,000   Mitsui Fudosan Co................        184,325
         5,000   Sekiwa Real Estate...............         42,574
         5,000   Tohoku Misawa Homes Co., Ltd.....         62,893
                                                    -------------
                                                          546,328
                                                    -------------
                 RETAIL
         2,000   Belluna Co., Ltd.................         37,736
         1,200   Fast Retailing Co., Ltd..........         59,565
         3,000   Ministop Co., Ltd................         86,212
         4,000   Shimachu Co., Ltd................        128,108
         1,000   Sundrug Co., Ltd.................         44,509
         2,000   Xebio Co. Ltd....................         70,634
                                                    -------------
                                                          426,764
                                                    -------------

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                     -------------
                 RETAIL - GENERAL MERCHANDISE
         2,000   Circle K Japan Co. Ltd...........  $      88,050
         1,000   Ryohin Keikaku Co. Ltd...........         83,212
                                                    -------------
                                                          171,262
                                                    -------------
                 RETAIL - SPECIALTY
         2,000   Paris Miki Inc...................         71,795
                                                    -------------
                 TELECOMMUNICATIONS
            24   DDI Corp.........................        185,776
        10,000   Nippon Comsys Co.................        105,467
                                                    -------------
                                                          291,243
                                                    -------------
                 TEXTILES
         3,000   Chuo Warehouse...................         35,994
        15,000   Kuraray Co. Ltd..................        164,006
         1,600   Maruco Co., Ltd..................        108,524
         2,000   Yagi Corp........................         23,996
                                                    -------------
                                                          332,520
                                                    -------------
                 TRANSPORTATION
            28   East Japan Railway Co............        136,004
        17,000   Fukuyama Transporting Co.........        159,555
        16,000   Kamigumi Co. Ltd.................        153,420
                                                    -------------
                                                          448,979
                                                    -------------
                 UTILITIES
         4,386   Hokkaido Electric Power..........        101,852
                                                    -------------
                 WHOLESALE & INTERNATIONAL TRADE
         2,000   Satori Electric Co. Ltd..........         96,759
                                                    -------------
                 WHOLESALE DISTRIBUTOR
         4,000   Wakita & Co......................         56,120
                                                    -------------
                 TOTAL JAPAN......................     15,383,814
                                                    -------------
                 MALAYSIA (14.1%)
                 AGRICULTURE
       245,000   Highlands & Lowlands Berhad......        393,776
                                                    -------------
                 AUTOMOTIVE
        98,000   Cycle & Carriage Bintang
                   Berhad.........................        555,919
        67,000   Edaran Otomobil Nasional
                   Berhad.........................        504,117
                                                    -------------
                                                        1,060,036
                                                    -------------
                 BANKING
        83,000   Malayan Banking Berhad...........        699,705
       222,000   Public Bank Berhad...............        427,104
                                                    -------------
                                                        1,126,809
                                                    -------------
                 BANKS - COMMERCIAL
        75,000   DCB Holdings Berhad..............        218,633
        37,500   DCB Holdings Berhad (Warrants due
                   12/27/99)*.....................         37,227
       210,000   Kwong Yik Bank...................        450,857
                                                    -------------
                                                          706,717
                                                    -------------
                 BUILDING & CONSTRUCTION
        32,000   Hume Industries (Malaysia)
                   Berhad.........................        153,792
       120,000   Kedah Cement Berhad..............        206,106
       100,000   Metacorp Berhad..................        259,996
        40,000   Nam Fatt Berhad..................        107,938
       135,000   United Engineers Malaysia
                   Berhad.........................        861,532
                                                    -------------
                                                        1,589,364
                                                    -------------
SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                     -------------

                 BUSINESS SERVICES
        10,000   Dunlop Estates Berhad............  $      18,594
                                                    -------------
                 CONGLOMERATES
       125,000   Renong Berhad....................        185,149
                                                    -------------
                 CONSTRUCTION PLANT & EQUIPMENT
        33,000   YTL Corp. Berhad.................        207,997
                                                    -------------
                 ELECTRONIC & ELECTRICAL EQUIPMENT
        39,666   Leader Universal Holdings
                   Berhad.........................         90,629
                                                    -------------
                 ENTERTAINMENT
        80,000   Genting Berhad...................        668,111
        80,000   Resorts World Berhad.............        428,600
                                                    -------------
                                                        1,096,711
                                                    -------------
                 FINANCIAL SERVICES
       186,000   Affin Holdings Berhad............        359,031
        60,000   Hong Leong Credit Berhad.........        297,814
       150,000   Public Finance Berhad............        324,995
        50,000   Rashid Hussain Berhad............        149,695
                                                    -------------
                                                        1,131,535
                                                    -------------
                 GAS
        45,000   Petronas Gas Berhad..............        153,339
                                                    -------------
                 INSURANCE
        80,000   Pacific & Orient Berhad..........        252,117
                                                    -------------
                 MANUFACTURING
        31,250   O.Y.L. Industries Berhad.........        242,515
                                                    -------------
                 MULTI-INDUSTRY
       180,000   Multi-Purpose Holdings Berhad....        263,778
       150,000   Nylex Berhad.....................        454,993
                                                    -------------
                                                          718,771
                                                    -------------
                 PLANTATION
       125,000   Kuala Lumpur Kepong Berhad.......        396,396
                                                    -------------
                 REAL ESTATE
       100,000   IOI Properties Berhad............        250,148
       187,500   Land & General Berhad............        406,244
       225,000   Pelangi Berhad...................        218,042
                                                    -------------
                                                          874,434
                                                    -------------
                 TELECOMMUNICATIONS
       265,000   Technology Resources Industries
                   Berhad*........................        782,943
       185,000   Telekom Malaysia Berhad..........      1,442,978
                                                    -------------
                                                        2,225,921
                                                    -------------
                 TRANSPORTATION
        90,000   Malaysian Airline System Berhad..        292,496
                                                    -------------
                 UTILITIES
        60,000   Malakoff Berhad..................        213,906
        24,000   Prime Utilities Berhad...........        204,215
       161,000   Tenaga Nasional Berhad...........        634,233
                                                    -------------
                                                        1,052,354
                                                    -------------
                 TOTAL MALAYSIA...................     13,815,660
                                                    -------------

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                     -------------
                 PAKISTAN (0.1%)
                 TELECOMMUNICATIONS
         1,100   Pakistan Telecommunications Corp.
                   (GDS)*.........................  $      93,500
                                                    -------------
                 PHILIPPINES (2.3%)
                 BANKING
           780   Philippine National Bank.........          8,630
                                                    -------------
                 BUILDING & CONSTRUCTION
        37,638   Bacnotan Consolidated
                   Industries.....................        215,403
         3,763   Bacnotan Consolidated
                   Industries (Nil Paid)..........          7,179
                                                    -------------
                                                          222,582
                                                    -------------
                 CONGLOMERATES
       540,000   Abolitz Equity Ventures Inc.*....        103,014
                                                    -------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        46,500   San Miguel Corp. (B Shares)......        158,785
                                                    -------------
                 FOREST PRODUCTS, PAPER & PACKAGING
       525,000   Paper Industries Corp............        126,192
                                                    -------------
                 REAL ESTATE
     3,000,000   Belle Corp.*.....................        412,056
       658,000   Filinvest Land, Inc.*............        210,881
                                                    -------------
                                                          622,937
                                                    -------------
                 TELECOMMUNICATIONS
       344,000   Pilipino Telephone Corp..........        347,806
                                                    -------------
                 UTILITIES
        25,500   Manila Electric Co. (B Shares)...        208,203
         1,300   Philippine Long Distance
                   Telephone Co...................         70,679
         6,650   Philippine Long Distance
                   Telephone Co. (ADR)............        359,931
                                                    -------------
                                                          638,813
                                                    -------------
                 TOTAL PHILIPPINES................      2,228,759
                                                    -------------
                 SINGAPORE (13.3%)
                 AUTOMOTIVE
        25,000   Cycle and Carriage Ltd...........        249,328
                                                    -------------
                 BANKING
        93,000   Development Bank of Singapore,
                   Ltd............................      1,157,731
       115,000   Overseas Chinese Banking Corp.,
                   Ltd............................      1,439,737
        77,000   Overseas Union Bank, Ltd.........        531,016
       153,000   United Overseas Bank, Ltd........      1,471,778
                                                    -------------
                                                        4,600,262
                                                    -------------
                 CONGLOMERATES
        65,000   Keppel Corp., Ltd................        579,290
                                                    -------------
                 ELECTRONIC & ELECTRICAL EQUIPMENT
       110,000   Venture Manufacturing, Ltd.......        368,793
                                                    -------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        38,000   Fraser & Neave Ltd...............        483,803
                                                    -------------
SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                     -------------
                 HOTELS
       210,000   Republic Hotels & Resorts Ltd....  $     262,908
        56,000   Republic Hotels & Resorts Ltd.
                   (Warrants due 07/12/00)*.......         28,915
                                                    -------------
                                                          291,823
                                                    -------------
                 MACHINERY
        50,000   Van Der Horst Ltd................        252,865
                                                    -------------
                 METALS
       420,000   Amtek Engineering, Ltd...........        608,997
                                                    -------------
                 PUBLISHING
        30,200   Singapore Press Holdings.........        534,022
                                                    -------------
                 REAL ESTATE
        15,000   Bukit Sembawang Estates Ltd......        328,901
       134,000   City Developments, Ltd...........        976,234
       240,000   DBS Land Ltd.....................        811,430
       270,000   United Overseas Land, Ltd........        513,722
                                                    -------------
                                                        2,630,287
                                                    -------------
                 SHIPBUILDING
        80,000   Far East Levingston Shipbuilding
                   Ltd............................        376,291
        66,000   Sembawang Maritime...............        366,459
                                                    -------------
                                                          742,750
                                                    -------------
                 STEEL & IRON
       200,000   Natsteel Ltd.....................        410,242
                                                    -------------
                 TRANSPORTATION
       145,000   Singapore Airlines Ltd...........      1,353,798
                                                    -------------
                 TOTAL SINGAPORE..................     13,106,260
                                                    -------------
                 SOUTH KOREA (6.9%)
                 AUTOMOTIVE
        25,000   Hyundai Motor Co., Ltd. (GDR)....        362,500
        30,000   Kai Motors Corp.
                   (GDS) - 144A* **...............        675,000
                                                    -------------
                                                        1,037,500
                                                    -------------
                 ELECTRONIC & ELECTRICAL EQUIPMENT
         3,562   Samsung Electronics Co...........        213,720
         8,000   Samsung Electronics Co.
                   (GDS)..........................        772,000
        11,000   Samsung Electronics Co. (GDS) -
                   144A**.........................        660,000
                                                    -------------
                                                        1,645,720
                                                    -------------
                 ELECTRONICS
 $         315K  Daewoo Electronics Co.
                   3.50% due 12/31/07 (Conv.).....        381,150
                                                    -------------
                 INDUSTRIALS
 $         400K  Kia Precisions Works
                   0.50% due 12/31/09 (Conv.).....        388,000
                                                    -------------
                 INVESTMENT COMPANIES
         5,000   Atlantis Korean Smaller
                   Companies*.....................        233,250
                                                    -------------
                 MULTI-INDUSTRY
 $         250K  Kolon International Corp.
                   1.00% due 12/31/08 (Conv.).....        240,000
                                                    -------------

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                     -------------
                 OIL RELATED
      CHF  300K  Yukong, Ltd.
                   1.00% due 12/31/98 (Conv.).....  $     270,481
                                                    -------------
                 PHARMACEUTICALS
 $         250K  Dong-A Pharmaceutical Co.,
                   Ltd. 3.125% due 12/31/06
                   (Conv.)........................        317,500
                                                    -------------
                 STEEL & IRON
        35,300   Pohang Iron & Steel, Ltd. (ADR)..        772,188
                                                    -------------
                 UTILITIES
        30,000   Korea Electric Power Corp.
                   (ADR)..........................        802,500
         7,000   Korea Electric Power Corp.
                   (GDR)..........................        185,500
                                                    -------------
                                                          988,000
                                                    -------------
                 WHOLESALE DISTRIBUTOR
 $         500K  Daewoo Corp.
                   0.25% due 12/31/08 (Conv.).....        515,000
                                                    -------------
                 TOTAL SOUTH KOREA................      6,788,789
                                                    -------------
                 TAIWAN (1.9%)
                 ELECTRONIC & ELECTRICAL EQUIPMENT
 $         210K  United Micro Electronics
                   1.25% due 06/08/04 (Conv.).....        262,500
                                                    -------------
                 INVESTMENT COMPANIES
        26,000   Taiwan American Fund (Pref.)*....        260,000
                                                    -------------
                 TEXTILES
 $         300K  Far Eastern Textile
                   4.00% due 10/07/06 (Conv.).....        342,000
                                                    -------------
                 TRANSPORTATION
 $         500K  U-Ming Marine Transport
                   1.50% due 02/07/01 (Conv.).....        468,750
 $         504K  Yang Ming Marine
                   Transportation - 144A**
                   2.00% due 10/06/01
                   (Conv.)........................        549,360
                                                    -------------
                                                        1,018,110
                                                    -------------
                 TOTAL TAIWAN.....................      1,882,610
                                                    -------------
                 THAILAND (10.6%)
                 AUTOMOTIVE
        46,000   Swedish Motor Corp., Ltd.........        199,126
                                                    -------------
                 BANKING
       265,000   Krung Thai Bank Public Co.,
                   Ltd............................      1,094,519
       550,000   Siam City Bank Ltd...............        633,439
        30,000   Siam Commercial Bank Co., Ltd....        395,552
       209,200   Thai Military Bank, Ltd..........        847,434
                                                    -------------
                                                        2,970,944
                                                    -------------
                 BUILDING MATERIALS
        15,000   Siam Cement Co., Ltd.............        831,612
        26,600   Siam City Cement Co., Ltd........        416,219
       100,000   Thai-German Ceramic Industry Co.,
                   Ltd............................        268,070
        80,000   Tipco Asphalt Co., Ltd...........        447,975
        75,000   TPI Polene Co., Ltd..............        446,783
         3,750   TPI Polene Co., Ltd. (Rights)*...         20,850
                                                    -------------
                                                        2,431,509
                                                    -------------
SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                     -------------

                 ENTERTAINMENT
        20,000   Grammy Entertainment PLC.........  $     187,450
                                                    -------------
                 FINANCIAL SERVICES
        60,000   Krung Thai Thanakit PLC
                   (Local)*.......................        243,050
       120,000   Krung Thai Thanakit PLC*.........        486,100
         4,074   SCF Finance & Securities Co.,
                   Ltd.*..........................         19,254
        13,000   Securities One, Ltd..............        121,843
         3,235   Siam City Finance & Securities
                   Co. Ltd.*......................         15,289
                                                    -------------
                                                          885,536
                                                    -------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        25,000   Charoen Pokphand Feedmill Co.
                   Ltd............................        122,121
                                                    -------------
                 HOUSEHOLD FURNISHINGS & APPLIANCES
        48,000   Sanyo Universal Electic Co.,
                   Ltd............................        209,690
                                                    -------------
                 INVESTMENT COMPANIES
       600,000   Ruang Khao 2 Fund................        303,813
                                                    -------------
                 METALS & MINING
        25,000   Ban Pu Coal Co., Ltd.............        544,083
                                                    -------------
                 OIL RELATED
        45,000   PTT Exploration & Production
                   Public Co., Ltd................        471,803
                                                    -------------
                 REAL ESTATE
        58,000   Land & House Co. Ltd.............        953,614
                                                    -------------
                 TELECOMMUNICATIONS
        18,500   Advanced Information Services....        327,681
        55,000   Jasmine International Public Co.,
                   Ltd............................        281,771
        20,000   United Communication Industry....        255,759
                                                    -------------
                                                          865,211
                                                    -------------
                 TRANSPORTATION
       167,400   Thai Airways International Ltd...        289,194
                                                    -------------
                 TOTAL THAILAND...................     10,434,094
                                                    -------------
                 TOTAL COMMON AND PREFERRED
                   STOCKS, WARRANTS, RIGHTS AND
                   BONDS (IDENTIFIED COST
                   $90,591,024)...................     94,264,235
                                                    -------------

  CURRENCY
 AMOUNT (IN
 THOUSANDS)
------------
              PURCHASED PUT OPTION ON FOREIGN CURRENCY (0.3%)
    Y130,000  January 10, 1996/Y100.55
                (Identified Cost $347,100)......        331,500
                                                  -------------

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN
 THOUSANDS)                                           VALUE
------------                                      -------------
              SHORT-TERM INVESTMENT (A) (3.1%)
              U.S. GOVERNMENT AGENCY
$      3,000  Federal Home Loan Mortgage Corp.
              5.75% due 01/02/96 (Amortized Cost
              $2,999,521).......................  $   2,999,521
                                                  -------------

TOTAL INVESTMENTS (IDENTIFIED COST
  $93,937,645) (B)................       99.3%    97,595,256

CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................        0.7        735,039
                                    ----------  ------------

NET ASSETS........................      100.0%  $ 98,330,295
                                    ----------  ------------
                                    ----------  ------------

------------------
ADR  AMERICAN DEPOSITORY RECEIPT.
GDR  GLOBAL DEPOSITORY RECEIPT.
GDS  GLOBAL DEPOSITORY SHARES.
 K   IN THOUSANDS.
 *   NON-INCOME PRODUCING SECURITY.
**   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $95,094,341; THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $8,730,807 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $6,229,892, RESULTING IN NET UNREALIZED APPRECIATION OF $2,500,915.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 1995:

   CONTRACTS        IN EXCHANGE     DELIVERY    UNREALIZED
   TO DELIVER           FOR           DATE     APPRECIATION
----------------  ----------------  --------  ---------------
$        230,960  MYR      586,916  01/02/96  $          246
Y      9,306,169  $         90,730  01/04/96             684
                                                       -----
                                   Total
unrealized appreciation ....................  $          930
                                                       -----
                                                       -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
SUMMARY OF INVESTMENTS DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                              PERCENT OF
INDUSTRY                           VALUE      NET ASSETS
------------------------------  ------------  ----------
Agriculture...................  $    453,021        0.5%
Auto Related..................        62,119        0.1
Automotive....................     3,542,010        3.6
Banking.......................    12,459,325       12.7
Banks - Commercial............       918,328        0.9
Building & Construction.......     3,037,741        3.0
Building Materials............     4,142,887        4.2
Business Services.............       848,330        0.9
Chemicals.....................     1,046,978        1.1
Commercial Services...........        93,662        0.1
Computer Software & Services..       158,055        0.2
Computers.....................       454,465        0.5
Computers - Systems...........        78,084        0.1
Conglomerates.................     5,362,224        5.4
Construction Equipment........       471,570        0.5
Data Processing...............        57,668        0.1
Electronic & Electrical
 Equipment....................     4,253,360        4.4
Electronics...................       502,292        0.6
Entertainment.................     1,389,105        1.4
Financial Services............     3,794,333        3.9
Food, Beverage, Tobacco &
 Household Products...........     3,558,429        3.6
Foreign Currency Put Option...       331,500        0.3
Forest Products, Paper &
 Packaging....................     1,071,140        1.1
Gas...........................       153,339        0.2
Health & Personal Care........        35,414        0.0
Hotels........................       291,823        0.3
Household Furnishings &
 Appliances...................       254,586        0.2

                                              PERCENT OF
INDUSTRY                           VALUE      NET ASSETS
------------------------------  ------------  ----------
Industrials...................  $    476,050        0.5%
Insurance.....................       927,367        0.9
Investment Companies..........       797,063        0.8
Leisure.......................     1,007,051        1.0
Machine Tools.................       144,944        0.1
Machinery.....................     1,281,370        1.3
Manufacturing.................     1,208,457        1.2
Medical Supplies..............        55,733        0.1
Merchandising.................        74,891        0.1
Metals........................     1,244,510        1.2
Metals & Mining...............     1,138,905        1.1
Multi-Industry................     1,483,153        1.5
Natural Gas...................       154,969        0.2
Oil Related...................     1,925,620        2.0
Pharmaceuticals...............       895,818        0.9
Photography...................       435,092        0.4
Plantation....................       396,396        0.4
Publishing....................       534,022        0.5
Real Estate...................    12,551,711       12.8
Retail........................       426,764        0.4
Retail - General Merchandise..       171,262        0.2
Retail - Specialty............       276,658        0.3
Shipbuilding..................       742,750        0.8
Steel & Iron..................     1,182,430        1.2
Telecommunications............     6,151,987        6.2
Textiles......................       674,520        0.7
Transportation................     4,130,017        4.1
U.S. Government Agency........     2,999,521        3.1
Utilities.....................     4,616,558        4.7
Wholesale & International
 Trade........................        96,759        0.1
Wholesale Distributor.........       571,120        0.6
                                ------------      -----
                                $ 97,595,256       99.3%
                                ------------      -----
                                ------------      -----

--------------------------------------------------------------------------------

                                                                                                       PERCENT OF
TYPE OF INVESTMENT                                                                          VALUE      NET ASSETS
---------------------------------------------------------------------------------------  ------------  ----------
Common Stocks..........................................................................  $ 89,869,914       91.4%
Convertible Bonds......................................................................     4,047,329        4.1
Foreign Currency Put Option............................................................       331,500        0.3
Preferred Stocks.......................................................................       260,000        0.3
Short-Term Investment..................................................................     2,999,521        3.1
Rights.................................................................................        20,850        0.0
Warrants...............................................................................        66,142        0.1
                                                                                         ------------      -----
                                                                                         $ 97,595,256       99.3%
                                                                                         ------------      -----
                                                                                         ------------      -----

DEAN WITTER VARIABLE INVESTMENT SERIES--EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                VALUE
-----------                                        ---------------
             COMMON STOCKS (83.2%)
             AEROSPACE (2.0%)
    69,000   Boeing Co...........................  $     5,407,875
    20,000   United Technologies Corp............        1,897,500
                                                   ---------------
                                                         7,305,375
                                                   ---------------
             AGRICULTURE RELATED (3.1%)
    45,000   Case Corp...........................        2,058,750
    70,000   IMC Global, Inc.....................        2,861,250
    70,000   Pioneer Hi-Bred International,
               Inc...............................        3,893,750
    34,000   Potash Corp. of Saskatchewan, Inc.
               (Canada)..........................        2,409,750
                                                   ---------------
                                                        11,223,500
                                                   ---------------
             BANKS (2.7%)
    39,000   Bank of Boston Corp.................        1,803,750
    50,000   BankAmerica Corp....................        3,237,500
    35,000   Chase Manhattan Corp................        2,121,875
    20,000   First Interstate Bancorp............        2,730,000
                                                   ---------------
                                                         9,893,125
                                                   ---------------
             BEVERAGES - SOFT DRINKS (1.6%)
    30,000   Coca Cola Co........................        2,227,500
    60,000   PepsiCo Inc.........................        3,352,500
                                                   ---------------
                                                         5,580,000
                                                   ---------------
             BIOTECHNOLOGY (5.2%)
    70,000   Amgen Inc.*.........................        4,147,500
    50,000   Biochem Pharma, Inc.*...............        2,000,000
    50,000   Biogen Inc.*........................        3,050,000
    70,000   Centocor, Inc.*.....................        2,161,250
    15,000   Chiron Corp.*.......................        1,657,500
   131,000   Guidant Corp........................        5,534,750
                                                   ---------------
                                                        18,551,000
                                                   ---------------
             CAPITAL GOODS (1.2%)
    22,400   AlliedSignal, Inc...................        1,064,000
    40,000   Lockheed Martin Corp................        3,160,000
                                                   ---------------
                                                         4,224,000
                                                   ---------------
             CHEMICALS (0.9%)
    25,000   Monsanto Co.........................        3,062,500
                                                   ---------------
             COMMUNICATIONS - EQUIPMENT & SOFTWARE (1.2%)
    56,000   Cisco Systems, Inc.*................        4,179,000
                                                   ---------------
             COMMUNICATIONS - SOFTWARE & SERVICES (1.7%)
    40,000   America Online, Inc.*...............        1,490,000
     4,000   CKS Group, Inc.*....................          155,000
    22,000   Intuit, Inc.*.......................        1,716,000
    20,000   Macromedia, Inc.*...................        1,037,500
    20,000   Quarterdeck Corp.*..................          547,500
    23,000   Sun Microsystems, Inc.*.............        1,049,375
                                                   ---------------
                                                         5,995,375
                                                   ---------------
             COMMUNICATIONS PRODUCTS & SERVICES (0.6%)
    50,000   Picturetel Corp.*...................        2,143,750
                                                   ---------------
             COMPUTER SERVICES (1.1%)
    75,000   General Motors Corp. (Class E)......        3,900,000
                                                   ---------------
             COMPUTER SOFTWARE (0.8%)
    25,000   Adobe Systems, Inc..................        1,550,000
    36,000   PeopleSoft, Inc.*...................        1,530,000
                                                   ---------------
                                                         3,080,000
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
-----------                                        ---------------
             COMPUTER SOFTWARE & SERVICES (0.1%)
     2,000   Citrix Systems, Inc.*...............  $        65,000
    10,000   Elcom International, Inc.*..........          150,000
                                                   ---------------
                                                           215,000
                                                   ---------------
             CONSUMER BUSINESS SERVICES (4.3%)
    45,000   Automatic Data Processing, Inc......        3,341,250
    35,000   Computer Sciences Corp.*............        2,458,750
    50,000   DST Systems, Inc.*..................        1,425,000
    42,819   First Data Corp.....................        2,863,521
    26,700   HFS, Inc.*..........................        2,182,725
    40,000   Reuters Holdings PLC (ADR) (United
               Kingdom)..........................        2,210,000
    20,000   Service Corp. International.........          880,000
                                                   ---------------
                                                        15,361,246
                                                   ---------------
             CONSUMER PRODUCTS (6.4%)
    36,000   American Standard, Inc.*............        1,008,000
   100,000   Dial Corp...........................        2,962,500
    61,000   Estee Lauder Companies
               (Class A)*........................        2,127,375
     4,800   Helene Curtis Industries Inc........          151,800
    50,000   Kimberly-Clark Corp.................        4,137,500
    40,000   Mondavi (Robert) Corp. (The) (Class
               A)*...............................        1,100,000
    37,000   Philip Morris Companies, Inc........        3,348,500
    40,500   Procter & Gamble Co.................        3,361,500
    40,000   Ralston-Ralston Purina Group........        2,495,000
    75,000   Sara Lee Corp.......................        2,390,625
                                                   ---------------
                                                        23,082,800
                                                   ---------------
             DRUGS (2.7%)
    70,000   Lilly (Eli) & Co....................        3,937,500
    30,000   Pharmacia & Upjohn, Inc.............        1,162,500
    80,000   SmithKline Beecham PLC (ADR) (United
               Kingdom)..........................        4,440,000
                                                   ---------------
                                                         9,540,000
                                                   ---------------
             ELECTRONICS - DEFENSE (1.1%)
   115,000   Loral Corp..........................        4,068,125
                                                   ---------------
             ENERGY (0.5%)
    50,000   Sonat, Inc..........................        1,781,250
                                                   ---------------
             ENTERTAINMENT (1.6%)
    70,000   C U C International, Inc.*..........        2,388,750
    56,000   Walt Disney Co......................        3,304,000
                                                   ---------------
                                                         5,692,750
                                                   ---------------
             FINANCIAL - MISCELLANEOUS (6.3%)
   100,000   Ahmanson (H.F.) & Co................        2,650,000
   120,000   Bear Stearns Companies, Inc.........        2,385,000
    95,000   Countrywide Credit Industries,
               Inc...............................        2,066,250
    31,000   Donaldson, Lufkin & Jenrette,
               Inc.*.............................          968,750
    50,000   Edwards (A.G.), Inc.................        1,193,750
    30,000   Federal Home Loan Mortgage Corp.....        2,505,000
    20,000   Federal National Mortgage
               Association.......................        2,482,500
    17,000   Golden West Financial Corp..........          939,250
    40,000   Green Tree Financial Corp...........        1,055,000
    60,000   Merrill Lynch & Co., Inc............        3,060,000
    43,000   Morgan Stanley Group, Inc...........        3,466,875
                                                   ---------------
                                                        22,772,375
                                                   ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                VALUE
-----------                                        ---------------
             HEALTH MAINTENANCE ORGANIZATIONS (0.9%)
    50,000   Health Management Associates, Inc.
               (Class A)*........................  $     1,306,250
    45,000   U.S. Healthcare, Inc................        2,086,875
                                                   ---------------
                                                         3,393,125
                                                   ---------------
             HEALTHCARE PRODUCTS & SERVICES (6.3%)
    30,000   HBO & Co............................        2,287,500
   100,000   Healthcare Compare Corp.*...........        4,350,000
   120,000   Healthsource, Inc.*.................        4,320,000
    20,000   Healthsouth Corp.*..................          582,500
     6,400   Pacificare Health Systems, Inc.
               (Class A)*........................          550,400
    50,000   Pacificare Health Systems, Inc.
               (Class B)*........................        4,350,000
    40,000   Shared Medical Systems Corp.........        2,160,000
    63,000   United Healthcare Corp..............        4,126,500
                                                   ---------------
                                                        22,726,900
                                                   ---------------
             HOUSING RELATED (1.8%)
    20,000   Centex Corp.........................          695,000
   125,000   Clayton Homes, Inc..................        2,671,875
    31,600   Oakley, Inc.*.......................        1,074,400
    51,000   Oakwood Homes Corp..................        1,957,125
                                                   ---------------
                                                         6,398,400
                                                   ---------------
             INSURANCE (7.9%)
    36,000   Aetna Life & Casualty Co............        2,493,000
    40,000   Allstate Corp. (The) (Note 3).......        1,645,000
    49,000   American International Group, Inc...        4,532,500
    20,000   Chubb Corp..........................        1,935,000
     4,900   CNA Financial Corp.*................          556,150
    95,100   Exel, Ltd...........................        5,801,100
    25,000   General Re Corp.....................        3,875,000
   105,000   Prudential Reinsurance Holdings,
               Inc...............................        2,454,375
    34,500   SunAmerica Inc......................        1,638,750
    60,000   Travelers Group, Inc................        3,772,500
                                                   ---------------
                                                        28,703,375
                                                   ---------------
             MEDIA GROUP (1.5%)
    36,000   Clear Channel Communications,
               Inc.*.............................        1,588,500
   105,000   Infinity Broadcasting Corp.*........        3,911,250
                                                   ---------------
                                                         5,499,750
                                                   ---------------
             MEDICAL PRODUCTS & SUPPLIES (3.2%)
     5,100   Becton, Dickinson & Co..............          382,500
    40,000   Boston Scientific Corp.*............        1,960,000
    40,000   IDEXX Laboratories, Inc.*...........        1,860,000
    39,800   Medtronic Inc.......................        2,223,825
    15,000   Neuromedical Systems, Inc.*.........          300,000
    20,000   Omnicare, Inc.......................          895,000
    45,000   St. Jude Medical, Inc.*.............        1,923,750
    50,000   Target Therapeutics, Inc.*..........        2,137,500
                                                   ---------------
                                                        11,682,575
                                                   ---------------
 NUMBER OF
  SHARES                                                VALUE
-----------                                        ---------------
             MISCELLANEOUS (1.1%)
    75,000   Thermo Electron Corp.*..............  $     3,900,000
                                                   ---------------
             MULTI-LINE INSURANCE (0.9%)
    30,000   CIGNA Corp..........................        3,097,500
                                                   ---------------
             PHARMACEUTICALS (4.7%)
    35,000   American Home Products Corp.........        3,395,000
    30,000   Bristol-Myers Squibb Co.............        2,576,250
    60,000   Johnson & Johnson...................        5,137,500
    60,000   Merck & Co., Inc....................        3,945,000
    30,000   Pfizer, Inc.........................        1,890,000
                                                   ---------------
                                                        16,943,750
                                                   ---------------
             RESTAURANTS (0.6%)
    10,000   Boston Chicken, Inc.*...............          320,000
    20,000   Lone Star Steakhouse & Saloon,
               Inc.*.............................          765,000
    44,000   Starbucks Corp.*....................          918,500
                                                   ---------------
                                                         2,003,500
                                                   ---------------
             RETAIL (3.3%)
    70,000   Federated Department Stores,
               Inc.*.............................        1,925,000
     8,000   General Nutrition Companies,
               Inc.*.............................          184,000
   120,000   Gucci Group NV (ADR) (Italy)*.......        4,665,000
    10,000   Home Depot, Inc.....................          478,750
    40,000   St. John Knits, Inc.................        2,125,000
    80,000   Walgreen Co.........................        2,390,000
                                                   ---------------
                                                        11,767,750
                                                   ---------------
             TELECOMMUNICATION EQUIPMENT (0.1%)
    19,352   Ericsson (L.M.) Telephone Co. AB
               (ADR) (Sweden)....................          374,945
                                                   ---------------
             TELECOMMUNICATIONS (5.1%)
    30,000   ADC Telecommunications, Inc.*.......        1,087,500
    39,000   Ascend Communications, Inc.*........        3,163,875
    40,000   AT&T Corp...........................        2,590,000
    30,000   Cascade Communications Corp.*.......        2,550,000
    75,000   GTE Corp............................        3,300,000
    23,000   Shiva Corp.*........................        1,673,288
    32,000   Stratacom, Inc.*....................        2,336,000
    50,000   WorldCom Inc.*......................        1,762,500
                                                   ---------------
                                                        18,463,163
                                                   ---------------
             TRANSPORTATION (0.7%)
    35,000   Burlington Northern Santa Fe
               Corp..............................        2,730,000
                                                   ---------------
             TOTAL COMMON STOCKS (IDENTIFIED COST
               $263,416,335).....................      299,335,904
                                                   ---------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)
-----------
             U.S. GOVERNMENT OBLIGATION (14.7%)
 $  47,000   U.S. Treasury Bond 6.875% due
               08/15/25 (Identified Cost
               $51,829,531)......................       53,014,530
                                                   ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--EQUITY
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                              VALUE
-----------                                        ---------------
             SHORT-TERM INVESTMENT (1.7%)
             REPURCHASE AGREEMENT
 $   5,915   The Bank of New York (dated
             12/29/95; proceeds $5,917,332;
             collateralized by $6,271,607 U.S.
             Treasury Bill 5.23% due 09/19/96
             valued at $6,033,667) (Identified
             Cost $5,915,360)....................  $     5,915,360
                                                   ---------------

                                                        VALUE
                                                   ---------------

TOTAL INVESTMENTS (IDENTIFIED
 COST $321,161,226) (A)..........       99.6%  $ 358,265,794

OTHER ASSETS IN EXCESS OF
 LIABILITIES.....................        0.4       1,513,576
                                   ----------  -------------

NET ASSETS.......................      100.0%  $ 359,779,370
                                   ----------  -------------
                                   ----------  -------------

------------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
(A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--STRATEGIST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                VALUE
-----------                                        ---------------
             COMMON STOCKS (74.8%)
             AEROSPACE & DEFENSE (2.0%)
    80,000   Honeywell, Inc......................  $     3,890,000
    70,000   Rockwell International Corp.........        3,701,250
                                                   ---------------
                                                         7,591,250
                                                   ---------------
             ALUMINUM (1.0%)
    70,000   Aluminum Co. of America.............        3,701,250
                                                   ---------------
             AUTOMOTIVE (2.1%)
   139,700   Ford Motor Co.......................        4,051,300
    80,000   General Motors Corp.................        4,230,000
                                                   ---------------
                                                         8,281,300
                                                   ---------------
             BANKS (1.1%)
    67,000   BankAmerica Corp....................        4,338,250
                                                   ---------------
             BANKS - MONEY CENTER (0.9%)
    61,000   Chemical Banking Corp...............        3,583,750
                                                   ---------------
             BANKS - REGIONAL (1.2%)
    21,300   Wells Fargo & Co....................        4,600,800
                                                   ---------------
             BEVERAGES - SOFT DRINKS (0.9%)
    66,000   PepsiCo Inc.........................        3,687,750
                                                   ---------------
             BIOTECHNOLOGY (1.9%)
    96,000   Autoimmune, Inc.*...................        1,056,000
    27,000   Biochem Pharma, Inc.*...............        1,080,000
    17,000   Biogen Inc.*........................        1,037,000
    38,000   Cephalon Inc.*......................        1,548,500
    11,900   Chiron Corp.*.......................        1,314,950
    69,000   Liposome Co., Inc.*.................        1,380,000
                                                   ---------------
                                                         7,416,450
                                                   ---------------
             BROKERAGE (0.8%)
    40,000   Morgan Stanley Group, Inc...........        3,225,000
                                                   ---------------
             CHEMICALS (1.9%)
    53,000   Du Pont (E.I.) de Nemours & Co.,
               Inc...............................        3,703,375
    30,000   Monsanto Co.........................        3,675,000
                                                   ---------------
                                                         7,378,375
                                                   ---------------
             CHEMICALS - SPECIALTY (0.9%)
   110,000   Georgia Gulf Corp...................        3,382,500
                                                   ---------------
             COMMUNICATIONS - EQUIPMENT & SOFTWARE (2.5%)
    74,000   Bay Networks, Inc...................        3,034,000
    40,000   Cisco Systems, Inc.*................        2,985,000
    49,600   Stratacom, Inc.*....................        3,620,800
                                                   ---------------
                                                         9,639,800
                                                   ---------------
             COMPUTER EQUIPMENT (2.0%)
    57,000   Komag Inc...........................        2,600,625
   100,000   Read Rite Corp.*....................        2,312,500
    62,000   Seagate Technology, Inc.*...........        2,945,000
                                                   ---------------
                                                         7,858,125
                                                   ---------------
             COMPUTER SERVICES (0.8%)
    62,000   General Motors Corp. (Class E)......        3,224,000
                                                   ---------------
             COMPUTER SOFTWARE (2.4%)
    55,000   Broderbund Software, Inc.*..........        3,341,250
    34,000   Microsoft Corp.*....................        2,983,500
    70,000   Oracle Systems Corp.*...............        2,957,500
                                                   ---------------
                                                         9,282,250
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
-----------                                        ---------------
             COMPUTERS (0.6%)
    90,000   Silicon Graphics, Inc.*.............  $     2,475,000
                                                   ---------------
             COMPUTERS - SYSTEMS (1.6%)
    38,000   Hewlett-Packard Co..................        3,182,500
    33,200   International Business Machines
               Corp..............................        3,046,100
                                                   ---------------
                                                         6,228,600
                                                   ---------------
             CONSUMER PRODUCTS (0.9%)
    74,000   Tambrands, Inc......................        3,533,500
                                                   ---------------
             DRUGS (1.0%)
    38,600   Warner-Lambert Co...................        3,749,025
                                                   ---------------
             ELECTRIC - MAJOR (0.9%)
    50,000   General Electric Co.................        3,600,000
                                                   ---------------
             ELECTRICAL EQUIPMENT (0.9%)
    45,000   Emerson Electric Co.................        3,678,750
                                                   ---------------
             FINANCIAL - MISCELLANEOUS (2.4%)
    56,000   Federal Home Loan Mortgage
               Corp..............................        4,676,000
    37,000   Federal National Mortgage
               Association.......................        4,592,625
                                                   ---------------
                                                         9,268,625
                                                   ---------------
             FOODS (1.9%)
    60,000   Campbell Soup Co....................        3,600,000
    91,000   ConAgra, Inc........................        3,753,750
                                                   ---------------
                                                         7,353,750
                                                   ---------------
             HEALTHCARE - MISCELLANEOUS (2.9%)
   180,000   Coventry Corp.*.....................        3,712,500
   135,000   Humana, Inc.*.......................        3,695,625
    86,000   U.S. Healthcare, Inc................        3,988,250
                                                   ---------------
                                                        11,396,375
                                                   ---------------
             HOSPITAL MANAGEMENT (0.9%)
    71,500   Columbia/HCA Healthcare Corp........        3,628,625
                                                   ---------------
             HOUSEHOLD PRODUCTS (0.9%)
    49,000   Colgate-Palmolive Co................        3,442,250
                                                   ---------------
             INSURANCE (1.1%)
    46,000   American International Group, Inc...        4,255,000
                                                   ---------------
             METALS - MISCELLANEOUS (1.0%)
    60,000   Phelps Dodge Corp...................        3,735,000
                                                   ---------------
             MULTI-LINE INSURANCE (0.9%)
    34,000   CIGNA Corp..........................        3,510,500
                                                   ---------------
             NATURAL GAS (1.2%)
   107,000   Williams Companies, Inc.............        4,694,625
                                                   ---------------
             OFFICE EQUIPMENT & SUPPLIES (1.1%)
    93,200   Alco Standard Corp..................        4,252,250
                                                   ---------------
             OIL DRILLING & SERVICES (1.2%)
    68,000   Schlumberger Ltd. (ADR) (Netherlands
               Antilles).........................        4,709,000
                                                   ---------------
             OIL INTEGRATED - INTERNATIONAL (4.9%)
    94,000   Chevron Corp........................        4,935,000
    59,000   Exxon Corp..........................        4,727,375
    43,000   Mobil Corp..........................        4,816,000
    60,000   Texaco, Inc.........................        4,710,000
                                                   ---------------
                                                        19,188,375
                                                   ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--STRATEGIST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                VALUE
-----------                                        ---------------
             PHARMACEUTICALS (5.8%)
    86,000   Abbott Laboratories................  $     3,590,500
    36,000   American Home Products Corp........        3,492,000
    42,000   Johnson & Johnson..................        3,596,250
    76,000   Lilly (Eli) & Co...................        4,275,000
    59,000   Merck & Co., Inc...................        3,879,250
    59,000   Pfizer, Inc........................        3,717,000
                                                  ---------------
                                                       22,550,000
                                                  ---------------
             RAILROADS (1.1%)
    58,500   Conrail, Inc.......................        4,095,000
                                                  ---------------
             RETAIL (2.2%)
    58,500   Dayton-Hudson Corp.................        4,387,500
    87,000   Home Depot, Inc....................        4,165,125
                                                  ---------------
                                                        8,552,625
                                                  ---------------
             RETAIL - SPECIALTY APPAREL (0.9%)
    83,000   Gap, Inc...........................        3,486,000
                                                  ---------------
             SAVINGS & LOAN ASSOCIATIONS (2.1%)
   242,000   California Federal Bank*...........        3,811,500
   220,000   Roosevelt Financial Group, Inc.....        4,207,500
                                                  ---------------
                                                        8,019,000
                                                  ---------------
             SEMICONDUCTORS (0.7%)
    68,000   Applied Materials, Inc.*...........        2,669,000
                                                  ---------------
             SHOES (1.9%)
    65,000   Nike, Inc. (Class B)...............        4,525,625
   100,000   Reebok International Ltd. (United
               Kingdom).........................        2,825,000
                                                  ---------------
                                                        7,350,625
                                                  ---------------
             STEEL & IRON (2.0%)
   260,000   Bethlehem Steel Corp.*.............        3,640,000
   160,000   Inland Steel Industries, Inc.......        4,020,000
                                                  ---------------
                                                        7,660,000
                                                  ---------------
             TOBACCO (1.7%)
   150,000   Dimon, Inc.........................        2,643,750
    42,000   Philip Morris Companies, Inc.......        3,801,000
                                                  ---------------
                                                        6,444,750
                                                  ---------------
             UTILITIES - ELECTRIC (6.8%)
   130,000   Baltimore Gas & Electric Co........        3,705,000
   120,000   CINergy Corp.......................        3,675,000
   135,000   Consolidated Edison Co. of New
               York, Inc........................        4,320,000
   105,000   Florida Progress Corp..............        3,714,375
   110,000   General Public Utilities Corp......        3,740,000
   150,000   Houston Industries, Inc............        3,637,500
   140,000   Kansas City Power & Light Co.......        3,657,500
                                                  ---------------
                                                       26,449,375
                                                  ---------------
             UTILITIES - GAS (0.9%)
   130,000   Pacific Enterprises................        3,672,500
                                                  ---------------
             TOTAL COMMON STOCKS (IDENTIFIED
               COST $282,450,073)...............      290,838,975
                                                  ---------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                              VALUE
-----------                                        ---------------
             CORPORATE BONDS (10.4%)
             BANKS (2.8%)
 $   3,000   Bank of Boston Corp.
               6.875% due 07/15/03...............  $     3,102,270
     1,000   First National Bank Corp.
               7.32% due 12/01/10................        1,004,230
     2,000   First Nationwide Bank
               10.00% due 10/01/06...............        2,418,160
     2,000   Midland Bank PLC
               7.65% due 05/01/25 (United
               Kingdom)..........................        2,225,900
     2,000   Provident Bank
               6.375% due 01/15/04...............        1,991,580
                                                   ---------------
                                                        10,742,140
                                                   ---------------
             BROADCAST MEDIA (0.6%)
     2,000   Time Warner Entertainment Co. 8.375%
               due 07/15/33......................        2,156,580
                                                   ---------------
             BROKERAGE (0.6%)
     2,000   Lehman Brothers Holdings, Inc. 8.80%
               due 03/01/15......................        2,290,600
                                                   ---------------
             FINANCIAL (1.9%)
     2,000   Kemper Corp.
               6.875% due 09/15/03...............        2,060,700
     3,000   RHG Finance Corp.
               8.875% due 10/01/05...............        3,159,660
     2,000   Sun Life Financial Co. - 144A**
               6.625% due 12/15/07 (Canada)......        2,017,500
                                                   ---------------
                                                         7,237,860
                                                   ---------------
             FOREIGN GOVERNMENT AGENCY (1.4%)
     3,000   Italy (Republic of)
               6.875% due 09/27/23...............        2,928,150
     2,000   Province of Quebec
               8.625% due 12/01/26 (Canada)......        2,379,060
                                                   ---------------
                                                         5,307,210
                                                   ---------------
             HOTELS (0.5%)
     2,000   La Quinta Motor Inns, Inc.
               7.40% due 09/15/05................        2,060,000
                                                   ---------------
             INDUSTRIALS (0.5%)
     2,000   Brascan Ltd.
               7.375% due 10/01/02 (Canada)......        2,059,200
                                                   ---------------
             INSURANCE (0.6%)
     2,000   Liberty Mutual - 144A**
               8.20% due 05/04/07................        2,223,120
                                                   ---------------
             MANUFACTURING - CONSUMER & INDUSTRIAL PRODUCTS (0.5%)
     2,000   Tenneco Inc. 7.25% due 12/15/25.....        2,113,840
                                                   ---------------
             TOBACCO (0.5%)
     2,000   RJR Nabisco, Inc.
               8.75% due 08/15/05................        2,056,480
                                                   ---------------
             UTILITIES - ELECTRIC (0.5%)
     2,000   Niagara Mohawk Power Corp. 9.25% due
               10/01/01..........................        2,019,560
                                                   ---------------
             TOTAL CORPORATE BONDS (IDENTIFIED
               COST $39,070,990).................       40,266,590
                                                   ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--STRATEGIST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                              VALUE
-----------                                        ---------------

             U.S. GOVERNMENT OBLIGATIONS (9.9%)
 $   4,000   U.S. Treasury Bond
               7.625% due 02/15/25...............  $     4,890,625
     4,000   U.S. Treasury Note
               6.50% due 05/15/97................        4,068,750
     5,000   U.S. Treasury Note
               6.375% due 01/15/99...............        5,154,688
    10,000   U.S. Treasury Note
               6.875% due 08/31/99...............       10,507,812
     8,000   U.S. Treasury Note
               7.75% due 11/30/99................        8,670,000
     3,000   U.S. Treasury Note
               5.75% due 08/15/03................        3,038,438
     2,000   U.S. Treasury Note
               7.50% due 02/15/05................        2,268,750
                                                   ---------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
               (IDENTIFIED COST $37,773,199).....       38,599,063
                                                   ---------------
 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                              VALUE
-----------                                        ---------------

             SHORT-TERM INVESTMENTS (A) (4.5%)
             U.S. GOVERNMENT AGENCIES
 $  12,000   Federal Home Loan Banks
               5.53% due 01/08/96................  $    11,987,096
     5,450   Federal Home Loan Mortgage Corp.
               5.75% due 01/02/96................        5,449,130
                                                   ---------------
             TOTAL SHORT-TERM INVESTMENTS
               (AMORTIZED COST $17,436,226)......       17,436,226
                                                   ---------------

TOTAL INVESTMENTS (IDENTIFIED
  COST $376,730,488)(B)..........       99.6%    387,140,854

CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES.................        0.4       1,438,315
                                   ----------  -------------

NET ASSETS.......................      100.0%  $ 388,579,169
                                   ----------  -------------
                                   ----------  -------------

------------------
 *   NON-INCOME PRODUCING SECURITY.
**   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
(A) SECURITIES WERE PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST.

                       SEE NOTES TO FINANCIAL STATEMENTS

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                                       91

DEAN WITTER VARIABLE INVESTMENT SERIES

STATEMENTS OF ASSETS AND LIABILITIES DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                          QUALITY
                                          MONEY MARKET  INCOME PLUS    HIGH YIELD    UTILITIES
                                          ------------  ------------  ------------  ------------
ASSETS:
Investments in securities, at value *...  $250,870,737  $513,784,802  $151,385,614  $476,747,481
Cash....................................         6,285       --            --            --
Receivable for:
  Investments sold......................       --            --            --            --
  Shares of beneficial interest sold....         1,233           620       126,030       245,704
  Dividends.............................       --            --            --          1,479,466
  Interest..............................       694,030     7,101,739     2,946,799       907,704
  Foreign withholding taxes reclaimed...       --            --            --            --
Prepaid expenses and other assets.......         5,032        10,237         3,837         8,252
                                          ------------  ------------  ------------  ------------
        TOTAL ASSETS....................   251,577,317   520,897,398   154,462,280   479,388,607
                                          ------------  ------------  ------------  ------------
LIABILITIES:
Payable for:
  Investments purchased.................       --            --            --            --
  Shares of beneficial interest
    repurchased.........................     1,646,410        16,965         4,877            18
  Investment management fee.............        98,057       217,049        64,192       258,611
Accrued expenses and other payables.....        46,264        84,829        83,626        59,833
                                          ------------  ------------  ------------  ------------
        TOTAL LIABILITIES...............     1,790,731       318,843       152,695       318,462
                                          ------------  ------------  ------------  ------------
NET ASSETS:
Paid-in-capital.........................   249,786,564   510,241,645   246,550,419   414,225,788
Accumulated undistributed net investment
  income
  (distributions in excess of net
  investment income)....................            22       608,166       494,390         5,421
Accumulated undistributed net realized
  gain (accumulated net realized
  loss).................................       --        (24,851,611)  (74,113,150)    1,146,581
Net unrealized appreciation
  (depreciation)........................       --         34,580,355   (18,622,074)   63,692,355
                                          ------------  ------------  ------------  ------------
        NET ASSETS......................  $249,786,586  $520,578,555  $154,309,585  $479,070,145
                                          ------------  ------------  ------------  ------------
                                          ------------  ------------  ------------  ------------
*IDENTIFIED COST........................  $250,870,737  $479,204,447  $170,007,688  $413,055,126
                                          ------------  ------------  ------------  ------------
                                          ------------  ------------  ------------  ------------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING...........................   249,786,564    47,512,749    24,631,652    32,623,759
                                          ------------  ------------  ------------  ------------
                                          ------------  ------------  ------------  ------------
NET ASSET VALUE PER SHARE (unlimited
  authorized shares of $.01 par
  value)................................         $1.00        $10.96         $6.26        $14.68
                                          ------------  ------------  ------------  ------------
                                          ------------  ------------  ------------  ------------

------------------
  **    Includes foreign cash of $213,177 and $292,982, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                 GLOBAL
                                         DIVIDEND    CAPITAL    DIVIDEND    EUROPEAN     PACIFIC
                                          GROWTH      GROWTH     GROWTH      GROWTH      GROWTH      EQUITY    STRATEGIST
                                        ----------- ---------- ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments in securities, at value
  *.................................... $865,701,687 $67,150,643 $204,740,938 $185,926,037 $97,595,256 $358,265,794 $387,140,854
Cash...................................       4,367      1,657   1,150,008     770,522**     720,054**     --       49,045
Receivable for:
  Investments sold.....................     --          --         237,772   1,292,043     364,341   3,585,460     --
  Shares of beneficial interest sold...     218,339      6,853     266,638      14,082     406,298     682,738       3,681
  Dividends............................   1,707,909     63,899     413,396     434,580      34,875     238,033     176,730
  Interest.............................     725,341     --         --            4,526      53,658   1,221,982   1,480,158
  Foreign withholding taxes
    reclaimed..........................     --          --         249,370     267,797     --          --          --
Prepaid expenses and other assets......       9,047      1,941       3,101       9,333       4,403       4,436       4,467
                                        ----------- ---------- ----------- ----------- ----------- ----------- -----------
        TOTAL ASSETS................... 868,366,690 67,224,993 207,061,223 188,718,920  99,178,885 363,998,443 388,854,935
                                        ----------- ---------- ----------- ----------- ----------- ----------- -----------
LIABILITIES:
Payable for:
  Investments purchased................   2,464,675    146,069   1,158,449     353,904     512,806   3,989,715     --
  Shares of beneficial interest
    repurchased........................       3,659     19,073         178      15,285     145,464      11,367      53,075
  Investment management fee............     417,687     36,592     127,465     156,935      80,925     149,095     164,176
Accrued expenses and other payables....      63,843     28,089      36,607      73,387     109,395      68,896      58,515
                                        ----------- ---------- ----------- ----------- ----------- ----------- -----------
        TOTAL LIABILITIES..............   2,949,864    229,823   1,322,699     599,511     848,590   4,219,073     275,766
                                        ----------- ---------- ----------- ----------- ----------- ----------- -----------
NET ASSETS:
Paid-in-capital........................ 669,362,004 51,954,425 179,339,978 144,279,577  97,893,332 268,049,930 374,579,116
Accumulated undistributed net
  investment income
  (distributions in excess of net
  investment income)...................      17,214    131,980      73,685    (210,717)   1,563,457      21,743      47,313
Accumulated undistributed net realized
  gain (accumulated net realized
  loss)................................  23,590,802    699,431   6,036,504  11,343,892  (4,782,846)  54,603,129   3,542,374
Net unrealized appreciation
  (depreciation)....................... 172,446,806 14,209,334  20,288,357  32,706,657   3,656,352  37,104,568  10,410,366
                                        ----------- ---------- ----------- ----------- ----------- ----------- -----------
        NET ASSETS..................... $865,416,826 $66,995,170 $205,738,524 $188,119,409 $98,330,295 $359,779,370 $388,579,169
                                        ----------- ---------- ----------- ----------- ----------- ----------- -----------
                                        ----------- ---------- ----------- ----------- ----------- ----------- -----------
*IDENTIFIED COST....................... $693,254,881 $52,941,309 $184,452,332 $153,222,895 $93,937,645 $321,161,226 $376,730,488
                                        ----------- ---------- ----------- ----------- ----------- ----------- -----------
                                        ----------- ---------- ----------- ----------- ----------- ----------- -----------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING..........................  55,505,453  4,400,596  17,604,594  10,731,379  10,136,924  13,258,498  31,223,334
                                        ----------- ---------- ----------- ----------- ----------- ----------- -----------
                                        ----------- ---------- ----------- ----------- ----------- ----------- -----------
NET ASSET VALUE PER SHARE (unlimited
  authorized shares of $.01 par
  value)...............................      $15.59     $15.22      $11.69      $17.53       $9.70      $27.14      $12.45
                                        ----------- ---------- ----------- ----------- ----------- ----------- -----------
                                        ----------- ---------- ----------- ----------- ----------- ----------- -----------

DEAN WITTER VARIABLE INVESTMENT SERIES
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                            QUALITY
                                          MONEY MARKET    INCOME PLUS    HIGH YIELD      UTILITIES
                                          -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  INCOME
    Interest (Note 3)...................  $  15,059,748  $  35,327,744  $  17,789,371  $   3,728,673
    Dividends...........................       --               21,333       --           16,077,649*
                                          -------------  -------------  -------------  -------------
        TOTAL INCOME....................     15,059,748     35,349,077     17,789,371     19,806,322
                                          -------------  -------------  -------------  -------------
  EXPENSES
    Investment management fee...........      1,243,727      2,323,329        673,472      2,749,873
    Transfer agent fees and expenses....            500            500            500            500
    Shareholder reports and notices.....         15,494         44,894          7,381         44,995
    Professional fees...................         28,956         35,332         17,006         30,283
    Trustees' fees and expenses.........          3,620          4,790          1,723          1,471
    Custodian fees......................         18,466         80,099         17,294         31,256
    Other...............................          7,485         14,207          4,669          8,809
                                          -------------  -------------  -------------  -------------
        TOTAL EXPENSES..................      1,318,248      2,503,151        722,045      2,867,187
                                          -------------  -------------  -------------  -------------
            NET INVESTMENT INCOME.......     13,741,500     32,845,926     17,067,326     16,939,135
                                          -------------  -------------  -------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments.........................       --           14,651,610     (1,098,358)     3,776,681
    Foreign exchange transactions.......       --             --             --             --
                                          -------------  -------------  -------------  -------------
        TOTAL GAIN (LOSS)...............       --           14,651,610     (1,098,358)     3,776,681
                                          -------------  -------------  -------------  -------------
  Net change in unrealized
    appreciation/depreciation on:
    Investments (Note 3)................       --           53,023,332      2,521,011     86,839,183
    Translation of forward foreign
      currency contracts, other assets
      and liabilities denominated in
      foreign currencies................       --             --             --             --
                                          -------------  -------------  -------------  -------------
        TOTAL APPRECIATION
          (DEPRECIATION)................       --           53,023,332      2,521,011     86,839,183
                                          -------------  -------------  -------------  -------------
        NET GAIN........................       --           67,674,942      1,422,653     90,615,864
                                          -------------  -------------  -------------  -------------
            NET INCREASE................  $  13,741,500  $ 100,520,868  $  18,489,979  $ 107,554,999
                                          -------------  -------------  -------------  -------------
                                          -------------  -------------  -------------  -------------

------------------
  *    Net of $158,871, $98,210, $958, $453,445, $675,304, $157,967 and $16,912,
       foreign withholding tax, respectively.
  **    Net of $1,158 foreign withholding tax.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                    GLOBAL
                                         DIVIDEND      CAPITAL     DIVIDEND       EUROPEAN
                                          GROWTH       GROWTH       GROWTH         GROWTH      PACIFIC GROWTH    EQUITY
                                        -----------  -----------  -----------  --------------  --------------  -----------
INVESTMENT INCOME:
  INCOME
    Interest (Note 3).................. $ 2,345,394  $    51,889  $    58,190  $      386,924  $      200,050** $ 1,586,697
    Dividends..........................  21,530,514*     748,774*   5,143,688*      3,695,825*      2,014,994*   2,625,639*
                                        -----------  -----------  -----------  --------------  --------------  -----------
        TOTAL INCOME...................  23,875,908      800,663    5,201,878       4,082,749       2,215,044    4,212,336
                                        -----------  -----------  -----------  --------------  --------------  -----------
  EXPENSES
    Investment management fee..........   4,179,067      362,068    1,254,908       1,686,856         828,671    1,393,980
    Transfer agent fees and expenses...         500          500          500             500             500          500
    Shareholder reports and notices....      50,772        2,082       13,106          11,535           7,533       19,594
    Professional fees..................      31,346       26,043       33,263          23,519          33,150       30,950
    Trustees' fees and expenses........       6,543          590          817           2,099             730        3,886
    Custodian fees.....................      51,181       15,460      170,145         236,456         319,038       51,675
    Other..............................       4,110        6,493      --                7,292           3,425        3,142
                                        -----------  -----------  -----------  --------------  --------------  -----------
        TOTAL EXPENSES.................   4,323,519      413,236    1,472,739       1,968,257       1,193,047    1,503,727
                                        -----------  -----------  -----------  --------------  --------------  -----------
            NET INVESTMENT INCOME......  19,552,389      387,427    3,729,139       2,114,492       1,021,997    2,708,609
                                        -----------  -----------  -----------  --------------  --------------  -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS):
  Net realized gain (loss) on:
    Investments........................  25,514,561    2,153,798    6,243,149      11,970,959      (4,022,048)  66,181,855
    Foreign exchange transactions......     --           --            57,088        (974,238)      1,261,672      --
                                        -----------  -----------  -----------  --------------  --------------  -----------
        TOTAL GAIN (LOSS)..............  25,514,561    2,153,798    6,300,237      10,996,721      (2,760,376)  66,181,855
                                        -----------  -----------  -----------  --------------  --------------  -----------
  Net change in unrealized
    appreciation/depreciation on:
    Investments (Note 3)............... 170,908,947   13,237,372   23,343,108      24,666,861       6,496,888   28,684,738
    Translation of forward foreign
      currency contracts, other assets
      and liabilities denominated in
      foreign currencies...............     --           --            (1,429)        (28,116)         (3,754)     --
                                        -----------  -----------  -----------  --------------  --------------  -----------
        TOTAL APPRECIATION
          (DEPRECIATION)............... 170,908,947   13,237,372   23,341,679      24,638,745       6,493,134   28,684,738
                                        -----------  -----------  -----------  --------------  --------------  -----------
        NET GAIN....................... 196,423,508   15,391,170   29,641,916      35,635,466       3,732,758   94,866,593
                                        -----------  -----------  -----------  --------------  --------------  -----------
            NET INCREASE............... $215,975,897 $15,778,597  $33,371,055  $   37,749,958  $    4,754,755  $97,575,202
                                        -----------  -----------  -----------  --------------  --------------  -----------
                                        -----------  -----------  -----------  --------------  --------------  -----------


                                         STRATEGIST
                                         -----------
INVESTMENT INCOME:
  INCOME
    Interest (Note 3)..................  $20,834,531
    Dividends..........................      838,822
                                         -----------
        TOTAL INCOME...................   21,673,353
                                         -----------
  EXPENSES
    Investment management fee..........    1,952,643
    Transfer agent fees and expenses...          500
    Shareholder reports and notices....       27,512
    Professional fees..................       36,430
    Trustees' fees and expenses........        3,880
    Custodian fees.....................       15,730
    Other..............................        3,256
                                         -----------
        TOTAL EXPENSES.................    2,039,951
                                         -----------
            NET INVESTMENT INCOME......   19,633,402
                                         -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS):
  Net realized gain (loss) on:
    Investments........................    4,287,366
    Foreign exchange transactions......      --
                                         -----------
        TOTAL GAIN (LOSS)..............    4,287,366
                                         -----------
  Net change in unrealized
    appreciation/depreciation on:
    Investments (Note 3)...............   10,997,160
    Translation of forward foreign
      currency contracts, other assets
      and liabilities denominated in
      foreign currencies...............      --
                                         -----------
        TOTAL APPRECIATION
          (DEPRECIATION)...............   10,997,160
                                         -----------
        NET GAIN.......................   15,284,526
                                         -----------
            NET INCREASE...............  $34,917,928
                                         -----------
                                         -----------

DEAN WITTER VARIABLE INVESTMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED DECEMBER 31,

                                                  MONEY MARKET              QUALITY INCOME PLUS
                                          ----------------------------  ----------------------------
                                              1995           1994           1995           1994
                                          -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...............  $  13,741,500  $   7,923,278  $  32,845,926  $  32,040,580
    Net realized gain (loss)............       --             --           14,651,610    (38,500,832)
    Net change in unrealized
      appreciation/depreciation.........       --             --           53,023,332    (28,248,118)
                                          -------------  -------------  -------------  -------------
        Net increase (decrease).........     13,741,500      7,923,278    100,520,868    (34,708,370)
                                          -------------  -------------  -------------  -------------
  Dividends and distributions from:
    Net investment income...............    (13,741,498)    (7,923,343)   (32,322,904)   (31,956,022)
    Net realized gain...................       --             --             --           (8,412,812)
    In excess of net investment
      income............................       --             --             --             --
                                          -------------  -------------  -------------  -------------
        Total...........................    (13,741,498)    (7,923,343)   (32,322,904)   (40,368,834)
                                          -------------  -------------  -------------  -------------
  Transactions in shares of beneficial
    interest:
    Net proceeds from sales.............     96,881,194    243,270,066     36,146,570     62,213,515
    Reinvestment of dividends and
      distributions.....................     13,741,498      7,923,343     32,322,904     40,368,834
    Cost of shares repurchased..........   (129,460,561)  (112,493,978)   (30,993,795)  (100,246,764)
                                          -------------  -------------  -------------  -------------
        Net increase (decrease).........    (18,837,869)   138,699,431     37,475,679      2,335,585
                                          -------------  -------------  -------------  -------------
        Total increase (decrease).......    (18,837,867)   138,699,366    105,673,643    (72,741,619)
NET ASSETS:
  Beginning of period...................    268,624,453    129,925,087    414,904,912    487,646,531
                                          -------------  -------------  -------------  -------------
  END OF PERIOD.........................  $ 249,786,586  $ 268,624,453  $ 520,578,555  $ 414,904,912
                                          -------------  -------------  -------------  -------------
                                          -------------  -------------  -------------  -------------
Undistributed Net Investment Income.....  $          22  $          20  $     608,166  $      85,136
                                          -------------  -------------  -------------  -------------
                                          -------------  -------------  -------------  -------------
SHARES ISSUED AND REPURCHASED:
  Sold..................................     96,881,194    243,270,066      3,515,633      5,844,176
  Issued in reinvestment of dividends
    and distributions...................     13,741,498      7,923,343      3,154,028      4,051,038
  Repurchased...........................   (129,460,561)  (112,493,978)    (3,077,582)   (10,177,416)
                                          -------------  -------------  -------------  -------------
  Net increase (decrease)...............    (18,837,869)   138,699,431      3,592,079       (282,202)
                                          -------------  -------------  -------------  -------------
                                          -------------  -------------  -------------  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                  HIGH YIELD                    UTILITIES                  DIVIDEND GROWTH
                                         ----------------------------  ----------------------------  ----------------------------
                                             1995           1994           1995           1994           1995           1994
                                         -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income..............  $  17,067,326  $  13,505,893  $  16,939,135  $  18,140,133  $  19,552,389  $  17,272,310
    Net realized gain (loss)...........     (1,098,358)    (5,517,509)     3,776,681     (2,172,266)    25,514,561     12,620,382
    Net change in unrealized
      appreciation/depreciation........      2,521,011    (11,772,750)    86,839,183    (59,919,164)   170,908,947    (48,245,643)
                                         -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease)........     18,489,979     (3,784,366)   107,554,999    (43,951,297)   215,975,897    (18,352,951)
                                         -------------  -------------  -------------  -------------  -------------  -------------
  Dividends and distributions from:
    Net investment income..............    (16,648,733)   (13,464,211)   (18,544,715)   (17,878,751)   (20,821,765)   (16,780,838)
    Net realized gain..................       --             --             --           (2,681,110)   (12,652,636)      --
    In excess of net investment
      income...........................       --             --             --             --             --             --
                                         -------------  -------------  -------------  -------------  -------------  -------------
        Total..........................    (16,648,733)   (13,464,211)   (18,544,715)   (20,559,861)   (33,474,401)   (16,780,838)
                                         -------------  -------------  -------------  -------------  -------------  -------------
  Transactions in shares of beneficial
    interest:
    Net proceeds from sales............     36,566,043     45,115,268     25,533,783     48,664,778    101,006,743    142,834,351
    Reinvestment of dividends and
      distributions....................     16,648,733     13,464,211     18,544,715     20,559,861     33,474,401     16,780,838
    Cost of shares repurchased.........    (12,680,679)   (19,597,061)   (36,430,389)  (113,235,763)   (24,518,137)   (34,674,217)
                                         -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease)........     40,534,097     38,982,418      7,648,109    (44,011,124)   109,963,007    124,940,972
                                         -------------  -------------  -------------  -------------  -------------  -------------
        Total increase (decrease)......     42,375,343     21,733,841     96,658,393   (108,522,282)   292,464,503     89,807,183
NET ASSETS:
  Beginning of period..................    111,934,242     90,200,401    382,411,752    490,934,034    572,952,323    483,145,140
                                         -------------  -------------  -------------  -------------  -------------  -------------
  END OF PERIOD........................  $ 154,309,585  $ 111,934,242  $ 479,070,145  $ 382,411,752  $ 865,416,826  $ 572,952,323
                                         -------------  -------------  -------------  -------------  -------------  -------------
                                         -------------  -------------  -------------  -------------  -------------  -------------
Undistributed Net Investment Income....  $     494,390  $      75,797  $       5,421  $   1,610,911  $      17,214  $   1,286,590
                                         -------------  -------------  -------------  -------------  -------------  -------------
                                         -------------  -------------  -------------  -------------  -------------  -------------
SHARES ISSUED AND REPURCHASED:
  Sold.................................      5,834,627      6,446,698      1,947,513      3,765,654      7,140,373     11,460,639
  Issued in reinvestment of dividends
    and distributions..................      2,658,293      2,019,283      1,407,989      1,653,504      2,413,931      1,370,617
  Repurchased..........................     (2,029,027)    (2,991,013)    (2,821,228)    (9,048,385)    (1,815,800)    (2,857,510)
                                         -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease)..............      6,463,893      5,474,968        534,274     (3,629,227)     7,738,504      9,973,746
                                         -------------  -------------  -------------  -------------  -------------  -------------
                                         -------------  -------------  -------------  -------------  -------------  -------------

DEAN WITTER VARIABLE INVESTMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

FOR THE YEAR ENDED DECEMBER 31,

                                                  CAPITAL GROWTH              GLOBAL DIVIDEND GROWTH
                                          -------------------------------  ----------------------------
                                              1995             1994            1995         1994 (1)
                                          -------------  ----------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...............  $    387,427      $     425,853  $   3,729,139  $   1,847,100
    Net realized gain (loss)............     2,153,798           (927,479)     6,300,237         16,433
    Net change in unrealized
      appreciation/depreciation.........    13,237,372           (158,687)    23,341,679     (3,053,322)
                                          -------------  ----------------  -------------  -------------
        Net increase (decrease).........    15,778,597           (660,313)    33,371,055     (1,189,789)
                                          -------------  ----------------  -------------  -------------
  Dividends and distributions from:
    Net investment income...............      (310,895 )         (431,431)    (4,044,117)    (1,516,017)
    Net realized gain...................       --                (137,199)      (222,586)      --
    In excess of net investment
      income............................       --               --              --             --
                                          -------------  ----------------  -------------  -------------
        Total...........................      (310,895 )         (568,630)    (4,266,703)    (1,516,017)
                                          -------------  ----------------  -------------  -------------
  Transactions in shares of beneficial
    interest:
    Net proceeds from sales.............    14,176,359          8,659,150     41,054,512    142,414,894
    Reinvestment of dividends and
      distributions.....................       310,895            568,630      4,266,703      1,516,017
    Cost of shares repurchased..........    (8,675,047 )      (12,592,414)    (7,173,082)    (2,739,066)
                                          -------------  ----------------  -------------  -------------
        Net increase (decrease).........     5,812,207         (3,364,634)    38,148,133    141,191,845
                                          -------------  ----------------  -------------  -------------
        Total increase (decrease).......    21,279,909         (4,593,577)    67,252,485    138,486,039
NET ASSETS:
  Beginning of period...................    45,715,261         50,308,838    138,486,039       --
                                          -------------  ----------------  -------------  -------------
  END OF PERIOD.........................  $ 66,995,170      $  45,715,261  $ 205,738,524  $ 138,486,039
                                          -------------  ----------------  -------------  -------------
                                          -------------  ----------------  -------------  -------------
Undistributed Net Investment Income.....  $    131,980      $      55,472  $      73,685  $     326,336
                                          -------------  ----------------  -------------  -------------
                                          -------------  ----------------  -------------  -------------
SHARES ISSUED AND REPURCHASED:
  Sold..................................     1,056,301          2,077,229      3,795,718     14,227,418
  Issued in reinvestment of dividends
    and distributions...................        24,762             29,150        397,706        152,929
  Repurchased...........................      (649,418 )       (1,374,613)      (688,539)      (280,638)
                                          -------------  ----------------  -------------  -------------
  Net increase (decrease)...............       431,645            731,766      3,504,885     14,099,709
                                          -------------  ----------------  -------------  -------------
                                          -------------  ----------------  -------------  -------------

------------------
(1) For the period February 23, 1994 (commencement of operations) through December 31, 1994.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                               EUROPEAN GROWTH                PACIFIC GROWTH                    EQUITY
                                         ----------------------------  ----------------------------  ----------------------------
                                             1995           1994           1995         1994 (1)         1995           1994
                                         -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income..............  $   2,114,492  $   1,957,796  $   1,021,997  $     231,524  $   2,708,609  $   2,571,328
    Net realized gain (loss)...........     10,996,721      5,276,370     (2,760,376)      (740,879)    66,181,855    (10,255,042)
    Net change in unrealized
      appreciation/depreciation........     24,638,745      1,187,264      6,493,134     (2,836,782)    28,684,738     (4,038,554)
                                         -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease)........     37,749,958      8,421,430      4,754,755     (3,346,137)    97,575,202    (11,722,268)
                                         -------------  -------------  -------------  -------------  -------------  -------------
  Dividends and distributions from:
    Net investment income..............     (1,774,678)    (1,332,400)      (719,960)      --           (3,058,144)    (2,393,925)
    Net realized gain..................     (5,391,962)    (4,011,038)       (15,252)      (236,443)      --          (16,442,181)
    In excess of net investment
      income...........................       (210,717)      --             --             --             --             --
                                         -------------  -------------  -------------  -------------  -------------  -------------
        Total..........................     (7,377,357)    (5,343,438)      (735,212)      (236,443)    (3,058,144)   (18,836,106)
                                         -------------  -------------  -------------  -------------  -------------  -------------
  Transactions in shares of beneficial
    interest:
    Net proceeds from sales............     18,351,213     79,498,127     33,260,368     81,416,561     60,875,983     84,340,284
    Reinvestment of dividends and
      distributions....................      7,377,357      5,343,438        735,212        236,443      3,058,144     18,836,106
    Cost of shares repurchased.........    (20,019,201)   (14,934,507)   (15,110,167)    (2,645,085)   (23,961,072)   (30,156,623)
                                         -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease)........      5,709,369     69,907,058     18,885,413     79,007,919     39,973,055     73,019,767
                                         -------------  -------------  -------------  -------------  -------------  -------------
        Total increase (decrease)......     36,081,970     72,985,050     22,904,956     75,425,339    134,490,113     42,461,393
NET ASSETS:
  Beginning of period..................    152,037,439     79,052,389     75,425,339       --          225,289,257    182,827,864
                                         -------------  -------------  -------------  -------------  -------------  -------------
  END OF PERIOD........................  $ 188,119,409  $ 152,037,439  $  98,330,295  $  75,425,339  $ 359,779,370  $ 225,289,257
                                         -------------  -------------  -------------  -------------  -------------  -------------
                                         -------------  -------------  -------------  -------------  -------------  -------------
Undistributed Net Investment Income....  $    (210,717) $      18,459  $   1,563,457  $    (152,940) $      21,743  $     371,545
                                         -------------  -------------  -------------  -------------  -------------  -------------
                                         -------------  -------------  -------------  -------------  -------------  -------------
SHARES ISSUED AND REPURCHASED:
  Sold.................................      1,106,630      5,461,296      3,543,683      8,401,700      2,501,214      3,984,962
  Issued in reinvestment of dividends
    and distributions..................        454,397        385,416         79,076         25,025        136,228        965,337
  Repurchased..........................     (1,268,442)    (1,042,808)    (1,630,781)      (281,779)    (1,080,135)    (1,504,112)
                                         -------------  -------------  -------------  -------------  -------------  -------------
  Net increase (decrease)..............        292,585      4,803,904      1,991,978      8,144,946      1,557,307      3,446,187
                                         -------------  -------------  -------------  -------------  -------------  -------------
                                         -------------  -------------  -------------  -------------  -------------  -------------

                                                  STRATEGIST
                                         ----------------------------
                                             1995           1994
                                         -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income..............  $  19,633,402  $  13,689,136
    Net realized gain (loss)...........      4,287,366     13,979,461
    Net change in unrealized
      appreciation/depreciation........     10,997,160    (14,418,071)
                                         -------------  -------------
        Net increase (decrease)........     34,917,928     13,250,526
                                         -------------  -------------
  Dividends and distributions from:
    Net investment income..............    (21,267,198)   (12,720,041)
    Net realized gain..................    (13,902,986)    (6,891,484)
    In excess of net investment
      income...........................       --             --
                                         -------------  -------------
        Total..........................    (35,170,184)   (19,611,525)
                                         -------------  -------------
  Transactions in shares of beneficial
    interest:
    Net proceeds from sales............     24,116,300    110,230,754
    Reinvestment of dividends and
      distributions....................     35,170,184     19,611,525
    Cost of shares repurchased.........    (63,215,404)   (18,223,284)
                                         -------------  -------------
        Net increase (decrease)........     (3,928,920)   111,618,995
                                         -------------  -------------
        Total increase (decrease)......     (4,181,176)   105,257,996
NET ASSETS:
  Beginning of period..................    392,760,345    287,502,349
                                         -------------  -------------
  END OF PERIOD........................  $ 388,579,169  $ 392,760,345
                                         -------------  -------------
                                         -------------  -------------
Undistributed Net Investment Income....  $      47,313  $   1,680,979
                                         -------------  -------------
                                         -------------  -------------
SHARES ISSUED AND REPURCHASED:
  Sold.................................      1,957,299      8,741,963
  Issued in reinvestment of dividends
    and distributions..................      2,891,755      1,575,130
  Repurchased..........................     (5,160,690)    (1,450,674)
                                         -------------  -------------
  Net increase (decrease)..............       (311,636)     8,866,419
                                         -------------  -------------
                                         -------------  -------------

Dean Witter Variable Investment Series
Notes to Financial Statements DECEMBER 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION AND ACCOUNTING POLICIES--Dean Witter Variable Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. All shares of the Fund are owned by (1) Northbrook Life Insurance Company to fund benefits under certain flexible premium variable annuity contracts; (2) Allstate Life Insurance Company of New York to fund benefits under certain flexible premium deferred variable annuity contracts; and (3) Paragon Life Insurance Company to fund benefits under certain flexible premium variable life insurance contracts issued to certain employees of Dean Witter Discover & Co., an affiliate of Dean Witter InterCapital Inc. (the "Investment Manager").

    The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of eleven Portfolios ("Portfolios") and commenced operations as follows:

                                    COMMENCEMENT OF
           PORTFOLIO                  OPERATIONS
-------------------------------  ---------------------
Money Market...................  March 9, 1984
Quality Income Plus............  March 1, 1987
High Yield.....................  March 9, 1984
Utilities......................  March 1, 1990
Dividend Growth................  March 1, 1990
Capital Growth.................  March 1, 1991

                                    COMMENCEMENT OF
           PORTFOLIO                  OPERATIONS
-------------------------------  ---------------------
Global Dividend Growth.........  February 23, 1994
European Growth................  March 1, 1991
Pacific Growth.................  February 23, 1994
Equity.........................  March 9, 1984
Strategist +...................  March 1, 1987

------------
+ Formerly known as Dean Witter Variable Investment Series -- Managed Assets.

    The investment objectives of each Portfolio are as follows:

PORTFOLIO                                  INVESTMENT OBJECTIVE
Money Market       Seeks high current income, preservation of capital and liquidity by investing in short-term money market instruments.
Quality            Seeks, as its primary objective, to earn a high level of current
Income             income and, as a secondary objective, capital appreciation, but only
Plus               when consistent with its primary objective, by investing primarily in U.S. Government securities and higher-rated fixed income securities and by writing covered options on such securities.
High Yield         Seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in lower-rated fixed income securities.
Utilities          Seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry.
Dividend           Seeks to provide reasonable current income and long-term growth of
Growth             income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

    PORTFOLIO                              INVESTMENT OBJECTIVE
Capital            Seeks long-term capital growth by investing primarily in common
Growth             stocks.
Global Dividend    Seeks to provide reasonable current income and long-term growth of
Growth             income and capital by investing primarily in common stocks of companies, issued by issuers worldwide, with a record of paying dividends and the potential for increasing dividends.
European Growth    Seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in
                   Europe.
Pacific Growth     Seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Asia,
                   Australia and New Zealand.
Equity             Seeks, as its primary objective, capital growth through investments in common stock and, as a secondary objective, income, but only when consistent with its primary objective.
Strategist         Seeks a high total investment return through a fully managed investment policy utilizing equity securities, investment grade fixed income and money market securities, writing covered options on such securities and the collateralized sale of stock index options.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

    A. VALUATION OF INVESTMENTS--Money Market: Securities are valued at amortized cost which approximates market value. All remaining Portfolios:
    (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange are valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees);
    (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked price; (4) when market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (5) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------
    determining what it believes is the fair valuation of the securities valued by such pricing service; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

    B. ACCOUNTING FOR INVESTMENTS--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. The Money Market Portfolio amortizes premiums and accretes discounts on securities owned; gains and losses realized upon the sale of securities are based on amortized cost. Discounts for all other Portfolios are accreted over the life of the respective securities.

    C. ACCOUNTING FOR OPTIONS--(1) Written options on debt obligations, equities and foreign currency: When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; and (2) purchased options on debt obligations, equities and foreign currency: When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

    D. FOREIGN CURRENCY TRANSLATION--The books and records of the Portfolios investing in foreign currency denominated transactions are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and
    (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

    E. FORWARD FOREIGN CURRENCY CONTRACTS--Some of the Portfolios may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Portfolios record realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

    F. FEDERAL INCOME TAX STATUS--It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

    G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

    H. EXPENSES--Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS--Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to each Portfolios' net assets determined at the close of each business day: Money Market, High Yield, Equity and Strategist - 0.50%; Dividend Growth - 0.625% to the portion of daily net assets not exceeding $500 million and 0.50% to the portion of daily net assets exceeding $500 million; Utilities - 0.65% to the portion of daily net assets not exceeding $500 million and 0.55% to the portion of daily net assets exceeding $500 million; Capital Growth - 0.65%; Global Dividend Growth - 0.75%; European Growth and Pacific Growth - 1.0% to the daily net assets. Effective April 21, 1995, Quality Income Plus calculates the management fee at the following rates:
0.50% to the portion of daily net assets not exceeding $500 million and 0.45% to the portion of daily net assets exceeding $500.

    Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

    Under a Sub-Advisory Agreement between Morgan Grenfell Investment Services Limited (the "Sub-Advisor") and the Investment Manager, the Sub-Advisor provides the European Growth and the Pacific Growth Portfolios with investment advice and portfolio management relating to the Portfolios' investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES--Purchases and sales/maturities of portfolio securities, excluding short-term investments (except for the Money Market Portfolio), for the year ended December 31, 1995 were as follows:

                                            U.S. GOVERNMENT SECURITIES                      OTHER
                                        ----------------------------------  --------------------------------------
                                           PURCHASES      SALES/MATURITIES      PURCHASES        SALES/MATURITIES
                                        ----------------  ----------------  ------------------  ------------------
Money Market..........................  $    191,451,010  $    204,596,000  $    1,432,802,780  $    1,451,277,754
Quality Income Plus...................       469,037,541       497,959,955         308,746,010         245,973,402
High Yield............................         --                --                108,752,685          69,113,723
Utilities.............................         --                --                 52,068,376          61,282,836
Dividend Growth.......................         5,436,094        10,000,000         258,341,786         160,351,235
Capital Growth........................           109,350           301,842          24,654,737          18,595,411
Global Dividend Growth................         --                --                128,773,152          91,090,901
European Growth.......................         --                --                110,557,473         117,290,842
Pacific Growth........................         --                --                 59,480,521          42,582,989
Equity................................       101,348,479        69,563,350         690,869,624         654,771,649
Strategist............................       179,565,155       137,018,198         485,032,514         172,462,924

    Included in the aforementioned purchases of portfolio securities of the Equity Portfolio are purchases of equity securities of The Allstate Corporation, the parent company of Northbrook Life Insurance Company and Allstate Life Insurance Company of New York, affiliates of the Fund, in the amount of $1,649,874.

    During the year ended December 31, 1995, Quality Income Plus purchased and subsequently sold debt securities issued by Citizens Utilities Company, an affiliate of the Fund by virtue of a common Trustee, realizing a gain and interest income in the amount of $106,280 and $40,444, respectively.

    For the year ended December 31, 1995, the following Portfolios incurred commissions with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the
Portfolio:

                                                                              GLOBAL
                                                      DIVIDEND     CAPITAL   DIVIDEND
                                          UTILITIES    GROWTH      GROWTH     GROWTH      EQUITY     STRATEGIST
                                          ---------  -----------  ---------  ---------  -----------  ---------
 Commissions............................  $   6,500  $   216,308  $  32,841  $  50,294  $   192,565  $  80,425
                                          ---------  -----------  ---------  ---------  -----------  ---------
                                          ---------  -----------  ---------  ---------  -----------  ---------

    For the year ended December 31, 1995, Pacific Growth Portfolio incurred brokerage commissions of $38,904 with affiliates of Morgan Grenfell for portfolio transactions executed.

    Included in the payable for investments purchased for unsettled trades with DWR for Global Dividend Growth and Capital Growth are $369,250 and $89,009, respectively.

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

    Dean Witter Trust Company, an affiliate of the Investment Manager, is the Fund's transfer agent.

    The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1995 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities are as follows:

                                                                QUALITY
                                                      MONEY     INCOME      HIGH                 DIVIDEND     CAPITAL
                                                     MARKET      PLUS       YIELD    UTILITIES    GROWTH      GROWTH
                                                    ---------  ---------  ---------  ---------  -----------  ---------
Aggregate Pension Cost............................  $     814  $   1,517  $     440  $   1,380   $   2,319   $     182
                                                    ---------  ---------  ---------  ---------  -----------  ---------
                                                    ---------  ---------  ---------  ---------  -----------  ---------
Accrued Pension Liability.........................  $  11,385  $   7,614  $   3,440  $   5,073   $   7,908   $     344
                                                    ---------  ---------  ---------  ---------  -----------  ---------
                                                    ---------  ---------  ---------  ---------  -----------  ---------

                                                                GLOBAL
                                                               DIVIDEND     EUROPEAN     PACIFIC
                                                                GROWTH       GROWTH      GROWTH     EQUITY    STRATEGIST
                                                              -----------  -----------  ---------  ---------  -----------
Aggregate Pension Cost......................................   $     546    $     550   $     270  $     910   $   1,274
                                                              -----------  -----------  ---------  ---------  -----------
                                                              -----------  -----------  ---------  ---------  -----------
Accrued Pension Liability...................................   $     527    $     807   $     267  $   5,188   $   8,159
                                                              -----------  -----------  ---------  ---------  -----------
                                                              -----------  -----------  ---------  ---------  -----------

4. FEDERAL INCOME TAX STATUS--At December 31, 1995, the following Portfolios had an approximate net capital loss carryover which may be used to offset future capital gains to the extent provided by regulations:

                                                                     (AMOUNTS IN THOUSANDS)
AVAILABLE THROUGH               -------------------------------------------------------------------------------------------------
 DECEMBER 31,                     1996       1997       1998       1999       2000       2001       2002       2003       TOTAL
------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Quality Income Plus...........     --         --         --         --         --         --      $  22,894     --      $  22,894
High Yield....................  $   7,297  $  10,694  $  34,291  $   7,336  $   3,057  $   4,736      3,256  $   3,311     73,978
Pacific Growth................     --         --         --         --         --         --         --          1,398      1,398

    During the year ended December 31, 1995, the following Portfolios utilized approximate net capital loss carryovers: Quality Income Plus - $9,908,000; Utilities - $2,371,000; Capital Growth - $1,105,000; Equity - $6,496,000.

    Net capital and net currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolios' next taxable year. The following Portfolios incurred and will elect to defer post-October losses during fiscal 1995: Global Dividend Growth - $5,000; European Growth - $633,000; Pacific Growth - $2,310,000.

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995 (CONTINUED)
--------------------------------------------------------------------------------

    At December 31, 1995, the primary reason(s) for significant temporary/permanent book/tax differences were as follows:

                                                                   TEMPORARY DIFFERENCES      PERMANENT DIFFERENCES
                                                               -----------------------------  ---------------------
                                                               POST-OCTOBER  LOSS DEFERRALS     FOREIGN CURRENCY
                                                                  LOSSES     FROM WASH SALES      GAINS/LOSSES
                                                               ------------  ---------------  ---------------------
Quality Income Plus..........................................                       -
High Yield...................................................                       -
Utilities....................................................                       -
Dividend Growth..............................................                       -
Capital Growth...............................................                       -
Global Dividend Growth.......................................       -               -                   -
European Growth..............................................       -               -                   -
Pacific Growth...............................................       -               -                   -
Equity.......................................................                       -

    Additionally, Global Dividend Growth, European Growth and Pacific Growth Portfolios had temporary differences attributable to income from the mark-to-market of passive foreign investment companies.

    To reflect reclassifications arising from permanent book/tax differences for the year ended December 31, 1995, the following accounts were charged (credited):

                                                                 ACCUMULATED
                                                                UNDISTRIBUTED
                                                           NET INVESTMENT INCOME/
                                                           DISTRIBUTIONS IN EXCESS    ACCUMULATED UNDISTRIBUTED
                                                                     OF             NET REALIZED GAIN/ACCUMULATED
                                                            NET INVESTMENT INCOME         NET REALIZED LOSS
                                                           -----------------------  -----------------------------
Global Dividend Growth...................................      $       (62,327)             $      62,327
European Growth..........................................              358,273                   (358,273)
Pacific Growth...........................................           (1,414,360)                 1,414,360

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS--The Global Dividend Growth, European Growth and Pacific Growth Portfolios may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Such Portfolios may also purchase put options on foreign currencies in which the Portfolios' securities are denominated to protect against a decline in value of such securities due to currency devaluations.

    At December 31, 1995, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

    Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

    At December 31, 1995, the European Growth and Pacific Growth Portfolios' cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

                     (This page left blank intentionally.)

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED RATIOS AND PER SHARE DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                          NET ASSET
          YEAR              VALUE        NET        NET REALIZED    TOTAL FROM                                         TOTAL
         ENDED            BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO   DISTRIBUTIONS TO   DIVIDENDS AND
        DEC. 31           OF PERIOD     INCOME      GAIN (LOSS)     OPERATIONS   SHAREHOLDERS     SHAREHOLDERS     DISTRIBUTIONS
       ----------         ---------   ----------   --------------   ----------   ------------   ----------------   -------------
MONEY MARKET
1986                       $    1.00    $    0.062     $--           $      0.062   $(0.062)        $--              $     (0.062)
1987                            1.00         0.061     --                   0.061    (0.061)        --                     (0.061)
1988                            1.00         0.070     --                   0.070    (0.070)        --                     (0.070)
1989                            1.00         0.086     --                   0.086    (0.086)        --                     (0.086)
1990                            1.00         0.076     --                   0.076    (0.076)        --                     (0.076)
1991                            1.00         0.056     --                   0.056    (0.056)        --                     (0.056)
1992                            1.00         0.034     --                   0.034    (0.034)        --                     (0.034)
1993                            1.00         0.027     --                   0.027    (0.027)        --                     (0.027)
1994                            1.00         0.037     --                   0.037    (0.037)        --                     (0.037)
1995                            1.00         0.055     --                   0.055    (0.055)        --                     (0.055)
QUALITY INCOME PLUS
1987(a)                        10.00         0.64       (0.39)              0.25     (0.64)         --                     (0.64)
1988                            9.61         0.85       (0.16)              0.69     (0.85)         --                     (0.85)
1989                            9.45         0.88        0.28               1.16     (0.88)         --                     (0.88)
1990                            9.73         0.86       (0.24)              0.62     (0.86)         --                     (0.86)
1991                            9.49         0.85        0.85               1.70     (0.85)         --                     (0.85)
1992                           10.34         0.77        0.05               0.82     (0.77)         --                     (0.77)
1993                           10.39         0.69        0.64               1.33     (0.69)         --                     (0.69)
1994                           11.03         0.69       (1.40)             (0.71)     (0.69)          (0.18)               (0.87)
1995                            9.45         0.72        1.50               2.22     (0.71)         --                     (0.71)
HIGH YIELD
1986                           11.72         1.09        0.90               1.99     (1.09)           (0.56)               (1.65)
1987                           12.06         0.91       (1.15)             (0.24)     (0.91)          (0.94)               (1.85)
1988                            9.97         1.14       (0.05)              1.09     (1.14)         --                     (1.14)
1989                            9.92         1.30       (2.40)             (1.10)     (1.30)        --                     (1.30)
1990                            7.52         1.13       (2.91)             (1.78)     (1.13)          (0.06)+              (1.19)
1991                            4.55         0.70        1.81               2.51     (0.70)           (0.11)+              (0.81)
1992                            6.25         0.96        0.18               1.14     (0.96)         --                     (0.96)
1993                            6.43         0.81        0.68               1.49     (0.81)         --                     (0.81)
1994                            7.11         0.79       (0.95)             (0.16)     (0.79)        --                     (0.79)
1995                            6.16         0.80        0.08               0.88     (0.78)         --                     (0.78)
UTILITIES
1990(b)                        10.00         0.47       (0.04)              0.43     (0.41)         --                     (0.41)
1991                           10.02         0.54        1.45               1.99     (0.54)         --                     (0.54)
1992                           11.47         0.51        0.88               1.39     (0.52)         --                     (0.52)
1993                           12.34         0.49        1.43               1.92     (0.50)           (0.02)               (0.52)
1994                           13.74         0.53       (1.75)             (1.22)     (0.52)          (0.08)               (0.60)
1995                           11.92         0.53        2.81               3.34     (0.58)         --                     (0.58)

------------
Commencement of operations:

 (a)   March 1, 1987.
 (b)   March 1, 1990.
  +    Distribution from capital.
 (1)   Not annualized.
 (2)   Annualized.
 (3) If the Investment Manager had not assumed all expenses and waived the management fee for the period March 1, 1987 through August 26, 1987, the ratio of expenses to average net assets would have been 0.74%.
 (4) If the Investment Manager had not assumed all expenses and waived the management fee for the period March 1, 1990 through August 31, 1990, the ratio of expenses to average net assets would have been 0.75%.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                     RATIOS TO
             NET    AVERAGE NET
NET          ASSETS
ASSET         AT      ASSETS
VALUE        END    -----------
END    TOTAL  OF           NET    PORTFOLIO
 OF    INVESTMENT PERIOD   INVESTMENT TURNOVER
PERIOD RETURN (000'S) EXPENSES INCOME RATE
----   ---   ----   ----   ----   ----
1$.00  6.39% 4$2,194 0.69% 6.03%  N/A
1.00   6.26  69,467 0.65   6.26   N/A
1.00   7.23  77,304 0.62   7.04   N/A
1.00   9.05  76,701 0.58   8.67   N/A
1.00   7.89  118,058 0.57  7.60   N/A
1.00   5.75  104,277 0.57  5.62   N/A
1.00   3.43  96,151 0.59   3.38   N/A
1.00   2.75  129,925 0.57  2.71   N/A
1.00   3.81  268,624 0.55  3.93   N/A
1.00   5.66  249,787 0.53  5.52   N/A

9.61   2.62(1) 24,094 0.35(2)(3) 8.33(2) 265%(1)
9.45   7.32  28,037 0.73   8.87   277
9.73   12.78 48,784 0.70   9.09   242
9.49   6.84  57,407 0.66   9.09   166
10.34  18.75 81,918 0.60   8.39   105
10.39  8.26  163,368 0.58  7.41   148
11.03  12.99 487,647 0.56  6.17   219
9.45   (6.63) 414,905 0.54 6.88   254
10.96  24.30 520,579 0.54  7.07   162

12.06  18.13 204,754 0.56  9.10   164
9.97   (3.02) 191,631 0.53 7.66   287
9.92   10.83 192,290 0.56  11.06  140
7.52   (12.44) 96,359 0.55 13.94   54
4.55   (25.54) 27,078 0.69 17.98   42
6.25   58.14 34,603 1.01   12.29  300
6.43   18.35 40,042 0.74   14.05  204
7.11   24.08 90,200 0.60   11.80  177
6.16   (2.47) 111,934 0.59 11.71  105
6.26   14.93 154,310 0.54  12.67   58

10.02  4.52(1) 37,597 0.40(2)(4) 6.38(2)  46(1)
11.47  20.56 68,449 0.80   5.23    25
12.34  12.64 153,748 0.73  4.63    26
13.74  15.69 490,934 0.71  3.75    11
11.92  (9.02) 382,412 0.68 4.21    15
14.68  28.65 479,070 0.68  4.00    13

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                          NET ASSET
          YEAR              VALUE        NET        NET REALIZED    TOTAL FROM                                         TOTAL
         ENDED            BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO   DISTRIBUTIONS TO   DIVIDENDS AND
        DEC. 31           OF PERIOD     INCOME      GAIN (LOSS)     OPERATIONS   SHAREHOLDERS     SHAREHOLDERS     DISTRIBUTIONS
       ----------         ---------   ----------   --------------   ----------   ------------   ----------------   -------------
DIVIDEND GROWTH
1990(b)                    $   10.00    $    0.33     $    (1.10)    $     (0.77)   $     (0.30)     $--             $     (0.30)
1991                            8.93         0.36           2.08            2.44         (0.37)     --                     (0.37)
1992                           11.00         0.37           0.51            0.88         (0.37)     --                     (0.37)
1993                           11.51         0.36           1.27            1.63         (0.36)     --                     (0.36)
1994                           12.78         0.38          (0.80)          (0.42)         (0.37)     --                    (0.37)
1995                           11.99         0.38           3.89            4.27         (0.41)       (0.26)               (0.67)
CAPITAL GROWTH
1991(c)                        10.00         0.15           2.67            2.82         (0.13)     --                     (0.13)
1992                           12.69         0.07           0.13            0.20         (0.08)       (0.02)               (0.10)
1993                           12.79         0.08          (0.98)          (0.90)         (0.08)     --                    (0.08)
1994                           11.81         0.10          (0.26)          (0.16)         (0.10)       (0.03)              (0.13)
1995                           11.52         0.10           3.68            3.78         (0.08)     --                     (0.08)
GLOBAL DIVIDEND GROWTH
1994(d)                        10.00         0.23          (0.20)           0.03         (0.21)     --                     (0.21)
1995                            9.82         0.24           1.90            2.14         (0.26)       (0.01)               (0.27)
EUROPEAN GROWTH
1991(c)                        10.00         0.25          (0.13)           0.12         (0.23)     --                     (0.23)
1992                            9.89         0.08           0.32            0.40         (0.10)       (0.01)               (0.11)
1993                           10.18         0.12           3.98            4.10         (0.12)       (0.13)               (0.25)
1994                           14.03         0.17           0.96            1.13         (0.16)       (0.44)               (0.60)
1995                           14.56         0.20           3.50            3.70         (0.19)+       (0.54)              (0.73)
PACIFIC GROWTH
1994(d)                        10.00         0.07          (0.74)          (0.67)         --          (0.07)               (0.07)
1995                            9.26         0.12           0.41            0.53         (0.09)     --                     (0.09)
EQUITY
1986                           12.74         0.39           1.74            2.13         (0.39)       (0.07)               (0.46)
1987                           14.41         0.30          (0.94)          (0.64)         (0.33)       (0.95)              (1.28)
1988                           12.49         0.39           0.83            1.22         (0.35)     --                     (0.35)
1989                           13.36         0.71           1.77            2.48         (0.70)     --                     (0.70)
1990                           15.14         0.48          (1.03)          (0.55)         (0.49)     --                    (0.49)
1991                           14.10         0.20           8.05            8.25         (0.21)     --                     (0.21)
1992                           22.14         0.23          (0.47)          (0.24)         (0.24)       (1.86)              (2.10)
1993                           19.80         0.15           3.63            3.78         (0.15)       (1.28)               (1.43)
1994                           22.15         0.23          (1.31)          (1.08)         (0.22)       (1.60)              (1.82)
1995                           19.25         0.22           7.92            8.14         (0.25)     --                     (0.25)
STRATEGIST
1987(a)                        10.00         0.48          (0.35)           0.13         (0.48)     --                     (0.48)
1988                            9.65         0.70           0.51            1.21         (0.64)     --                     (0.64)
1989                           10.22         0.84           0.20            1.04         (0.79)       (0.06)               (0.85)
1990                           10.41         0.61          (0.46)           0.15         (0.67)       (0.08)               (0.75)
1991                            9.81         0.47           2.24            2.71         (0.50)     --                     (0.50)
1992                           12.02         0.44           0.41            0.85         (0.45)       (0.13)               (0.58)
1993                           12.29         0.38           0.86            1.24         (0.38)       (0.47)               (0.85)
1994                           12.68         0.48           0.01            0.49         (0.46)       (0.26)               (0.72)
1995                           12.45         0.62           0.49            1.11         (0.67)       (0.44)               (1.11)

------------
Commencement of operations:

 (a)   March 1, 1987.
 (b)   March 1, 1990.
 (c)   March 1, 1991.
 (d)   February 23, 1994.
  +    Includes distributions in excess of net investment income of $0.02.
 (1)   Not annualized.
 (2)   Annualized.
 (3) If the Investment Manager had not assumed all expenses and waived the management fee for the period March 1, 1987 through August 26, 1987, the ratio of expenses to average net assets would have been 0.74%.
 (4) If the Investment Manager had not assumed all expenses and waived the management fee for the period March 1, 1990 through June 26, 1990, the ratio of expenses to average net assets would have been 0.74%.
 (5) If the Investment Manager had not assumed all expenses and waived the management fee for the period March 1, 1991 through December 31, 1991, the ratios of expenses to average net assets would have been 1.60% for Capital Growth and 4.12% for European Growth.
 (6) If the Investment Manager had not assumed all expenses and waived the management fee for the periods February 23, 1994 through May 12, 1994 for Global Dividend Growth and February 23, 1994 through June 30, 1994 for Pacific Growth, the ratios of expenses to average net assets would have been 0.97% for Global Growth and 1.40% for Pacific Growth.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                  RATIOS TO
                                             AVERAGE NET ASSETS
NET ASSET                                  -----------------------
  VALUE        TOTAL        NET ASSETS                     NET       PORTFOLIO
   END      INVESTMENT      AT END OF                   INVESTMENT   TURNOVER
OF PERIOD     RETURN      PERIOD (000'S)    EXPENSES      INCOME       RATE
---------   -----------   --------------   ----------   ----------   --------
 $    8.93   (7.81)%(1)      $ 57,282        0.54%(2)(4)    4.50%(2)    19%(1)
     11.00   27.76             98,023        0.73          3.61          6
     11.51    8.16            192,551        0.69          3.42          4
     12.78   14.34            483,145        0.68          3.01          6
     11.99   (3.27)           572,952        0.64          3.13         20
     15.59   36.38            865,417        0.61          2.75         24

     12.69   28.41(1)          18,400        --  (2)(5)    1.82(2)      32(1)
     12.79    1.64             45,105        0.86          0.62         22
     11.81   (6.99)            50,309        0.74          0.78         36
     11.52   (1.28)            45,715        0.77          0.90         37
     15.22   32.92             66,995        0.74          0.70         34

      9.82    0.27(1)         138,486        0.87(2)(6)    2.62(2)      20(1)
     11.69   22.14            205,739        0.88          2.23         55

      9.89    1.34(1)           3,653        --  (2)(5)    3.18(2)      77(1)
     10.18    3.99             10,686        1.73          0.74         97
     14.03   40.88             79,052        1.28          0.97         77
     14.56    8.36            152,037        1.16          1.51         58
     17.53   25.89            188,119        1.17          1.25         69

      9.26   (6.73)(1)         75,425        1.00(2)(6)    0.56(2)      22(1)
      9.70    5.74             98,330        1.44          1.23         53

     14.41   16.85             43,266        0.63          2.72         89
     12.49   (6.23)            52,502        0.59          2.02         63
     13.36    9.84             39,857        0.65          2.77        162
     15.14   18.83             58,316        0.60          4.85         81
     14.10   (3.62)            41,234        0.62          3.38        130
     22.14   59.05             63,524        0.64          1.09        214
     19.80    0.05             77,527        0.62          1.22        286
     22.15   19.72            182,828        0.58          0.69        265
     19.25   (4.91)           225,289        0.57          1.19        299
     27.14   42.53            359,779        0.54          0.97        269

      9.65    1.23(1)          27,016        0.38(2)(3)    6.73(2)     172(1)
     10.22   12.79             61,947        0.66          7.29        310
     10.41   10.67             88,712        0.57          8.38        282
      9.81    1.56             68,447        0.58          6.10        163
     12.02   28.26             87,779        0.60          4.34         86
     12.29    7.24            136,741        0.58          3.74         87
     12.68   10.38            287,502        0.57          3.11         57
     12.45    3.94            392,760        0.54          3.93        125
     12.45    9.48            388,579        0.52          5.03        329

DEAN WITTER VARIABLE INVESTMENT SERIES
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Trustees of Dean Witter Variable Investment Series

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Equity Portfolio, and the Strategist Portfolio (constituting Dean Witter Variable Investment Series, hereafter referred to as the "Fund") at December 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 15, 1996

                   1995 FEDERAL INCOME TAX NOTICE (UNAUDITED)

      During the year ended December 31, 1995, the Fund paid to shareholders long-term capital gains per share as follows:

 DIVIDEND     EUROPEAN
  GROWTH       GROWTH     STRATEGIST
-----------  -----------  -----------
 $    0.26    $    0.08    $    0.28
     -----        -----        -----
     -----        -----        -----

DEAN WITTER VARIABLE INVESTMENT SERIES--MONEY MARKET
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        ANNUALIZED
 PRINCIPAL                                                                YIELD
AMOUNT (IN                                                              ON DATE OF        MATURITY
THOUSANDS)                                                               PURCHASE           DATE               VALUE
-----------                                                            ------------  -------------------  ---------------
             COMMERCIAL PAPER (76.1%)
             AUTOMOTIVE - FINANCE (8.3%)
 $  10,275   Ford Motor Credit Co....................................   5.34-5.46 %   07/18/96-10/08/96   $    10,176,702
    13,715   General Motors Acceptance Corp..........................   5.05-5.55     07/11/96-12/16/96        13,552,110
                                                                                                          ---------------
                                                                                                               23,728,812
                                                                                                          ---------------
             BANK HOLDING COMPANIES (13.6%)
     4,100   Bank of New York Co., Inc...............................      5.47           09/03/96              4,059,410
     6,485   Chase Manhattan Corp....................................   5.39-5.46     08/19/96-11/01/96         6,409,042
     4,000   Fleet Financial Group, Inc..............................      5.41           07/25/96              3,984,573
     4,120   Morgan (J.P.) & Co. Inc.................................      5.39           09/03/96              4,079,967
     9,390   NationsBank Corp........................................   5.45-5.75     11/20/96-02/28/97         9,109,865
     5,050   PNC Funding Corp........................................      5.53           09/27/96              4,981,194
     6,160   U.S. Bancorp............................................      5.34           07/09/96              6,151,000
                                                                                                          ---------------
                                                                                                               38,775,051
                                                                                                          ---------------
             BANKS - COMMERCIAL (13.4%)
     3,000   Abbey National North America Corp.......................      5.48           11/04/96              2,943,147
     5,000   ABN - AMRO North America Finance Inc....................      5.00           10/07/96              4,932,778
     6,270   Canadian Imperial Holdings Inc..........................   5.37-5.52     08/26/96-09/09/96         6,210,609
     4,820   Commerzbank U.S. Finance Inc............................      5.35           07/01/96              4,818,586
     3,000   Dresdner U.S. Finance Inc...............................      5.06           08/26/96              2,976,172
     3,000   National Austrialia Funding (DE) Inc....................      5.11           08/05/96              2,984,583
     5,130   Toronto - Dominion Holdings USA Inc.....................      5.35           08/15/96              5,094,637
     8,535   WestPac Capital Corp....................................   5.45-5.47     09/10/96-11/20/96         8,384,549
                                                                                                          ---------------
                                                                                                               38,345,061
                                                                                                          ---------------
             BROKERAGE (6.1%)
     8,120   Goldman Sachs Group L.P.................................   5.36-5.40     07/08/96-09/04/96         8,076,786
     9,370   Morgan Stanley Group, Inc...............................   5.35-5.37     07/02/96-08/23/96         9,319,928
                                                                                                          ---------------
                                                                                                               17,396,714
                                                                                                          ---------------
             CHEMICALS (1.9%)
     3,200   Du Pont (E.I.) de Nemours & Co..........................      5.36           07/23/96              3,188,693
     2,365   Monsanto Co.............................................      5.35           07/16/96              2,359,103
                                                                                                          ---------------
                                                                                                                5,547,796
                                                                                                          ---------------
             FINANCE - COMMERCIAL (2.3%)
     6,685   CIT Group Holdings, Inc.................................      5.43       08/19/96-08/27/96         6,629,877
                                                                                                          ---------------
             FINANCE - CONSUMER (13.0%)
    11,870   American Express Credit Corp............................   4.97-5.55     07/01/96-10/30/96        11,789,911
     3,090   Avco Financial Services Inc.............................      5.39           08/07/96              3,072,191
     2,230   Beneficial Corp.........................................      5.36           08/06/96              2,217,619
    10,640   Household Finance Corp..................................   5.32-5.50     07/19/96-10/17/96        10,564,973
     9,440   Norwest Financial Inc...................................   5.29-5.41     07/10/96-08/13/96         9,405,987
                                                                                                          ---------------
                                                                                                               37,050,681
                                                                                                          ---------------
             FINANCE - CORPORATE (1.6%)
     4,520   Ciesco, L.P.............................................      5.46           09/17/96              4,465,861
                                                                                                          ---------------
             FINANCE - DIVERSIFIED (4.8%)
     2,000   Associates Corp. of North America.......................      5.19           07/29/96              1,991,533
    12,015   General Electric Capital Corp...........................   5.13-5.81     08/02/96-02/10/97        11,815,192
                                                                                                          ---------------
                                                                                                               13,806,725
                                                                                                          ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--MONEY MARKET
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                        ANNUALIZED
 PRINCIPAL                                                                YIELD
AMOUNT (IN                                                              ON DATE OF        MATURITY
THOUSANDS)                                                               PURCHASE           DATE               VALUE
-----------                                                            ------------  -------------------  ---------------
             FINANCE - EQUIPMENT (1.0%)
 $   3,000   Deere (John) Capital Corp...............................      5.41   %       08/12/96        $     2,980,530
                                                                                                          ---------------
             OFFICE EQUIPMENT (3.7%)
    10,655   IBM Credit Corp.........................................   5.35-5.42     07/16/96-08/21/96        10,618,229
                                                                                                          ---------------
             RETAIL (4.8%)
    13,850   Sears Roebuck Acceptance Corp...........................   5.37-5.44     07/22/96-09/26/96        13,741,607
                                                                                                          ---------------
             TELEPHONES (0.7%)
     2,000   Ameritech Corp..........................................      5.33           07/30/96              1,990,993
                                                                                                          ---------------
             UTILITIES - FINANCE (0.9%)
     2,680   National Rural Utilities Cooperative Finance Corp.......      5.34           07/17/96              2,672,938
                                                                                                          ---------------
             TOTAL COMMERCIAL PAPER (AMORTIZED COST $217,750,875).......................................      217,750,875
                                                                                                          ---------------

             SHORT-TERM BANK NOTES (8.3%)
     4,975   Bank of New York........................................      5.34           07/15/96              4,975,000
     9,500   F.C.C. National Bank....................................   5.34-5.47     07/12/96-09/13/96         9,500,000
     4,000   First National Bank of Chicago..........................      5.45           11/29/96              4,000,000
     3,135   First Union National Bank...............................      5.00           08/15/96              3,135,000
     2,220   La Salle National Bank..................................      5.43           09/12/96              2,220,000
                                                                                                          ---------------
             TOTAL SHORT-TERM BANK NOTES (AMORTIZED COST $23,830,000)...................................       23,830,000
                                                                                                          ---------------

             BANKERS' ACCEPTANCES (7.1%)
     7,000   First Bank, N.A.........................................      5.43           10/11/96              6,893,025
    13,500   First National Bank of Boston...........................   5.26-5.61     07/15/96-12/03/96        13,348,341
                                                                                                          ---------------
             TOTAL BANKERS' ACCEPTANCES (AMORTIZED COST $20,241,366)....................................       20,241,366
                                                                                                          ---------------

             CERTIFICATES OF DEPOSIT (5.9%)
     5,835   Chase Manhattan Bank (USA)..............................      5.38           09/18/96              5,835,000
     6,000   Old Kent Bank (Michigan)................................      5.40           09/30/96              6,000,000
     5,000   Union Bank of California, N.A...........................      5.47           09/11/96              5,000,000
                                                                                                          ---------------
             TOTAL CERTIFICATES OF DEPOSIT (AMORTIZED COST $16,835,000).................................       16,835,000
                                                                                                          ---------------

             U.S. GOVERNMENT AGENCIES (2.7%)
     3,675   Federal Farm Credit Bank................................      5.49           11/27/96              3,594,844
     4,100   Federal National Mortgage Assoc.........................   5.23-5.25     08/29/96-11/21/96         4,031,635
                                                                                                          ---------------
             TOTAL U.S. GOVERNMENT AGENCIES (AMORTIZED COST $7,626,479).................................        7,626,479
                                                                                                          ---------------

TOTAL INVESTMENTS (AMORTIZED COST $286,283,720) (A)....................      100.1%    286,283,720

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.........................       (0.1)       (129,322)
                                                                         ----------  -------------
NET ASSETS.............................................................      100.0%  $ 286,154,398
                                                                         ----------  -------------
                                                                         ----------  -------------

----------------
(A)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--QUALITY INCOME PLUS
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                  COUPON         MATURITY
THOUSANDS)                                                                   RATE            DATE               VALUE
-----------                                                               ----------  -------------------  ---------------
             CORPORATE BONDS (61.6%)
             AUTOMOTIVE (0.2%)
 $   1,000   Ford Motor Co..............................................       8.875%      01/15/22        $     1,124,040
                                                                                                           ---------------
             BANK HOLDING COMPANIES (5.9%)
     1,000   Banc One Corp..............................................       8.74        09/15/03              1,089,660
     1,000   BankAmerica Corp...........................................       9.625       02/13/01              1,106,050
     2,000   Boatmen's Bancshares, Inc..................................       9.25        11/01/01              2,194,980
     1,000   CoreStates Financial Corp..................................       9.625       02/15/01              1,104,900
     5,000   First Bank, N.A............................................       8.35        11/01/04              5,313,450
     4,000   Fleet Mortgage Group, Inc..................................       6.50        09/15/99              3,977,600
     2,000   Huntington National Bank...................................       7.625       01/15/03              2,048,380
     3,000   Marshall & Ilsley Corp.....................................       6.375       07/15/03              2,881,980
     3,145   PNC Funding Corp...........................................       9.875       03/01/01              3,500,070
     5,000   State Street Boston Corp...................................       5.95        09/15/03              4,673,350
                                                                                                           ---------------
                                                                                                                27,890,420
                                                                                                           ---------------
             BANKS (4.1%)
     4,000   Bankers Trust New York Corp................................       7.375       05/01/08              3,927,440
     4,000   Bankers Trust New York Corp................................       7.50        11/15/15              3,829,880
     3,000   Old Kent Financial Corp....................................       6.625       11/15/05              2,825,580
     2,000   Society National Bank......................................       6.75        06/15/03              1,959,940
     2,000   Wachovia Corp..............................................       6.375       04/15/03              1,925,900
     5,000   Wachovia Corp..............................................       6.80        06/01/05              4,860,650
                                                                                                           ---------------
                                                                                                                19,329,390
                                                                                                           ---------------
             BEVERAGES - SOFT DRINKS (0.5%)
     2,000   Coca-Cola Enterprises, Inc.................................       8.50        02/01/22              2,205,860
                                                                                                           ---------------
             BROKERAGE (2.8%)
     1,000   Bear Stearns Companies, Inc................................       9.125       04/15/98              1,043,760
     4,000   Bear Stearns Companies, Inc................................       6.625       01/15/04              3,808,160
     2,000   Donaldson, Lufkin & Jenrette, Inc..........................       6.875       11/01/05              1,897,900
     5,000   Lehman Brothers Holdings Inc...............................       8.50        08/01/15              5,132,150
     1,000   Morgan Stanley Group, Inc..................................       9.25        03/01/98              1,045,270
                                                                                                           ---------------
                                                                                                                12,927,240
                                                                                                           ---------------
             ENTERTAINMENT/MEDIA (1.0%)
     5,000   Walt Disney Co.............................................       7.55        07/15/93              4,833,400
                                                                                                           ---------------
             FINANCIAL SERVICES (10.5%)
     5,000   Aristar, Inc...............................................       6.30        07/15/00              4,897,150
     1,000   Associates Corp. of North America..........................       6.75        10/15/99              1,002,430
     3,000   Equifax, Inc...............................................       6.50        06/15/03              2,896,170
     3,000   Ford Capital BV............................................       9.50        06/01/10              3,470,280
     3,000   Ford Motor Credit Co.......................................       8.20        02/15/02              3,160,410
     3,000   General Motors Acceptance Corp.............................       9.00        10/15/02              3,279,750
     3,500   Household Finance Corp.....................................       7.75        06/01/99              3,596,250
     2,000   Household Finance Corp.....................................       8.95        09/15/99              2,126,020
     3,500   Household Finance Corp.....................................       8.45        12/10/02              3,727,780
     4,000   ITT Hartford Group Inc.....................................       6.375       11/01/02              3,853,360
     5,000   Lumbermens Mutual Casualty - 144A*.........................       9.15        07/01/26              5,183,400
     5,000   Metropolitan Life Insurance Co. - 144A*....................       7.70        11/01/15              4,842,350
     4,000   Norwest Financial Inc......................................       7.875       02/15/02              4,173,200
     3,000   Travelers Group, Inc.......................................       7.75        06/15/99              3,085,680
                                                                                                           ---------------
                                                                                                                49,294,230
                                                                                                           ---------------

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PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                  COUPON         MATURITY
THOUSANDS)                                                                   RATE            DATE               VALUE
-----------                                                               ----------  -------------------  ---------------
             FOOD SERVICES (0.2%)
 $   1,000   McDonald's Corp............................................       8.875%      04/01/11        $     1,140,400
                                                                                                           ---------------
             FOODS (1.4%)
    10,000   Archer-Daniels-Midland Co..................................       0.00        05/01/02              6,744,700
                                                                                                           ---------------
             HEALTHCARE - DIVERSIFIED (0.7%)
     2,000   Kaiser Foundation Health Plan, Inc.........................       9.00        11/01/01              2,185,120
     1,000   Kaiser Foundation Health Plan, Inc.........................       9.55        07/15/05              1,156,800
                                                                                                           ---------------
                                                                                                                 3,341,920
                                                                                                           ---------------
             INDUSTRIALS (14.0%)
     4,000   Becton, Dickinson & Co.....................................       8.70        01/15/25              4,241,160
     5,000   Boeing Co..................................................       7.95        08/15/24              5,384,000
     2,000   Burlington Resources, Inc..................................       7.15        05/01/99              2,021,120
     1,000   Caterpillar, Inc...........................................       9.375       07/15/01              1,101,780
     3,000   Caterpillar, Inc...........................................       9.375       08/15/11              3,487,560
     5,000   Columbia/HCA Healthcare Corp...............................       9.00        12/15/14              5,676,200
     5,000   General Motors Corp........................................       7.70        04/15/16              4,963,050
     4,000   IBP Inc....................................................       7.125       02/01/26              3,625,040
     3,000   Lockheed Martin Corp.......................................       7.70        06/15/08              3,054,120
     2,000   Lockheed Martin Corp.......................................       7.65        05/01/16              1,985,180
     5,000   Lockheed Martin Corp.......................................       7.875       03/15/23              4,849,300
     5,000   Lockheed Martin Corp.......................................       7.20        05/01/36              4,972,500
     1,000   Maytag Corp................................................       9.75        05/15/02              1,118,920
     5,000   Philip Morris Companies, Inc...............................       7.50        01/15/02              5,114,900
     5,000   Philip Morris Companies, Inc...............................       7.125       10/01/04              4,985,500
     5,000   Raytheon Co................................................       7.375       07/15/25              4,755,800
     5,000   Seagram Co. Ltd............................................       6.875       09/01/23              4,494,950
                                                                                                           ---------------
                                                                                                                65,831,080
                                                                                                           ---------------
             OIL INTEGRATED - DOMESTIC (0.4%)
       578   Mobil Corp.................................................       9.17        02/29/00                607,822
     1,000   Texaco Capital, Inc........................................       9.75        03/15/20              1,234,130
                                                                                                           ---------------
                                                                                                                 1,841,952
                                                                                                           ---------------
             PHARMACEUTICALS (2.2%)
     5,000   Johnson & Johnson..........................................       8.72        11/01/24              5,428,900
       797   Marion Merrell Corp........................................       9.11        08/01/05                865,823
     1,000   McKesson Corp..............................................       8.625       02/01/98              1,032,580
     3,000   Zeneca Wilmington, Inc.....................................       7.00        11/15/23              2,776,740
                                                                                                           ---------------
                                                                                                                10,104,043
                                                                                                           ---------------
             REAL ESTATE INVESTMENT TRUST (1.0%)
     5,000   Kimco Realty Corp..........................................       6.50        10/01/03              4,722,300
                                                                                                           ---------------
             RETAIL (3.0%)
     5,000   May Department Stores......................................       7.625       08/15/13              5,000,800
     5,000   May Department Stores......................................       7.50        06/01/15              4,899,750
     1,000   Penney (J.C.) Co., Inc.....................................       9.75        06/15/21              1,116,370
     3,000   Wal-Mart Stores, Inc.......................................       7.49        06/21/07              3,072,210
                                                                                                           ---------------
                                                                                                                14,089,130
                                                                                                           ---------------

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PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                  COUPON         MATURITY
THOUSANDS)                                                                   RATE            DATE               VALUE
-----------                                                               ----------  -------------------  ---------------
             TELECOMMUNICATIONS (4.4%)
 $   5,000   AT&T Corp..................................................       8.35%       01/15/25        $     5,222,950
     2,000   BellSouth Telecommunications, Inc..........................       7.00        12/01/95              1,842,020
     5,000   GTE North Inc..............................................       7.625       05/15/26              4,903,050
     4,000   Northern Telecom, Ltd. (Canada)............................       7.875       06/15/26              4,094,520
     5,000   Southwestern Bell Telephone Co.............................       6.625       09/01/24              4,409,250
                                                                                                           ---------------
                                                                                                                20,471,790
                                                                                                           ---------------
             TRANSPORTATION (1.4%)
     4,998   Burlington Northern Sante Fe Corp..........................       7.97        01/01/15              5,193,295
     1,000   Consolidated Rail Corp.....................................       9.75        06/15/20              1,209,670
                                                                                                           ---------------
                                                                                                                 6,402,965
                                                                                                           ---------------
             UTILITIES - ELECTRIC (6.7%)
     1,000   Chugach Electric Co........................................       9.14        03/15/22              1,083,250
     3,750   Consolidated Edison Co. of New York, Inc...................       8.05        12/15/27              3,685,761
     4,000   Duke Power Co..............................................       8.625       03/01/22              4,107,600
     5,000   Florida Power & Light Co...................................       7.05        12/01/26              4,591,550
     1,260   Georgia Power Co...........................................       8.625       06/01/22              1,276,884
     5,000   National Rural Utilities Cooperative Finance Corp..........       6.50        09/15/02              4,889,000
     2,500   Pacific Gas & Electric Co..................................       7.25        08/01/26              2,289,650
     5,000   Pennsylvania Power & Light Co..............................       7.70        10/01/09              5,137,900
     5,000   Public Service Electric & Gas Co...........................       6.75        01/01/16              4,486,600
                                                                                                           ---------------
                                                                                                                31,548,195
                                                                                                           ---------------
             WASTE DISPOSAL (1.2%)
     5,000   Browning Ferris Industries, Inc............................       9.25        05/01/21              5,850,050
                                                                                                           ---------------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $286,026,180)........................................      289,693,105
                                                                                                           ---------------

             U.S. GOVERNMENT & AGENCIES OBLIGATION (31.3%)
        41   Federal Home Loan Mortgage Corp............................      11.50    06/01/11-05/01/19            45,614
       554   Federal Home Loan Mortgage Corp. PC Gold...................       6.50    01/01/24-09/01/24           518,616
    12,538   Federal Home Loan Mortgage Corp. PC Gold...................       8.00    04/01/24-05/01/26        12,647,930
     3,550   Federal Home Loan Mortgage Corp. PC Gold...................       8.50    01/01/22-12/01/24         3,645,028
     2,000   Federal National Mortgage Assoc. (Principal Strip).........       0.00        08/21/01              1,986,900
    30,000   Federal National Mortgage Assoc. (Principal Strip).........       0.00        10/09/19              5,446,875
     9,000   Federal National Mortgage Assoc............................       7.50        07/01/26              8,881,875
    16,785   Federal National Mortgage Assoc............................       8.00    05/01/16-09/01/25        16,910,744
     1,884   Federal National Mortgage Assoc............................       9.00    06/01/21-02/01/25         1,964,369
     5,299   Government National Mortgage Assoc.........................       6.50    04/15/24-05/15/26         4,930,639
    38,580   Government National Mortgage Assoc.........................       7.00    10/15/22-07/15/26        37,000,270
    23,369   Government National Mortgage Assoc.........................       7.50    10/15/21-07/15/26        23,032,691
    10,287   Government National Mortgage Assoc.........................       8.00    10/15/24-06/15/26        10,376,549
     5,614   Government National Mortgage Assoc.........................       8.50    01/15/17-07/15/26         5,771,758
     3,852   Government National Mortgage Assoc.........................       9.00    07/15/24-12/15/24         4,031,461
       212   Government National Mortgage Assoc.........................       9.50    07/15/17-04/15/20           227,013
       220   Government National Mortgage Assoc.........................      10.00    05/15/16-04/15/19           239,430
     5,000   Tennessee Valley Authority.................................       7.85        06/15/44              4,935,943
     5,000   U.S. Treasury Bond.........................................       6.00        02/15/26              4,435,156
                                                                                                           ---------------
             TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATION
               (IDENTIFIED COST $147,874,510)............................................................      147,028,861
                                                                                                           ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--QUALITY INCOME PLUS
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                  COUPON         MATURITY
THOUSANDS)                                                                   RATE            DATE               VALUE
-----------                                                               ----------  -------------------  ---------------
             FOREIGN GOVERNMENT & AGENCIES OBLIGATIONS (3.4%)
 $   5,000   Hydro-Quebec (Canada)......................................       9.50%       11/15/30        $     5,872,000
     3,000   Italy (Republic of)........................................       6.875       09/27/23              2,822,580
     5,000   Province of New Brunswick (Canada).........................       7.625       06/29/04              5,158,450
     2,000   Quebec Province (Canada)...................................       7.50        07/15/23              1,908,540
                                                                                                           ---------------
             TOTAL FOREIGN GOVERNMENT & AGENCIES OBLIGATIONS
               (IDENTIFIED COST $14,653,330).............................................................       15,761,570
                                                                                                           ---------------

             SHORT-TERM INVESTMENTS (1.5%)
             COMMERCIAL PAPER (A) (0.8%)
             AUTOMOTIVE - FINANCE
     4,000   Ford Motor Credit Co.......................................       5.29        07/15/96              3,991,772
                                                                                                           ---------------
             U.S. GOVERNMENT AGENCY (A) (0.6%)
     3,000   Federal Farm Credit Bank...................................       5.24        07/15/96              2,993,886
                                                                                                           ---------------
             REPURCHASE AGREEMENT (0.1%)
       298   The Bank of New York (dated 06/28/96; proceeds $298,195;
               collateralized by $302,726 U.S. Treasury Note 5.25% due
               07/31/98 valued at $304,029) (Identified Cost
               $298,068)................................................       5.125       07/01/96                298,068
                                                                                                           ---------------
             TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $7,283,726)...................................        7,283,726
                                                                                                           ---------------

TOTAL INVESTMENTS (IDENTIFIED COST $455,837,746) (B)...................       97.8%    459,767,262

OTHER ASSETS IN EXCESS OF LIABILITIES..................................        2.2      10,332,426
                                                                         ----------  -------------
NET ASSETS.............................................................      100.0%  $ 470,099,688
                                                                         ----------  -------------
                                                                         ----------  -------------

----------------
 *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
(A) SECURITIES WERE PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $10,688,979 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $6,759,463, RESULTING IN NET UNREALIZED APPRECIATION OF $3,929,516.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--HIGH YIELD
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                          COUPON    MATURITY
THOUSANDS)                                                                           RATE       DATE          VALUE
-----------                                                                        ---------  ---------  ---------------
             CORPORATE BONDS (91.8%)
             AEROSPACE (2.3%)
 $   5,400   Sabreliner Corp. (Series B).........................................    12.50  %  04/15/03  $     4,563,000
                                                                                                         ---------------
             AUTOMOTIVE (2.2%)
       800   APS, Inc. - 144A*...................................................    11.875    01/15/06          834,000
     4,750   Envirotest Systems, Inc.............................................     9.625    04/01/03        3,657,500
                                                                                                         ---------------
                                                                                                               4,491,500
                                                                                                         ---------------
             BROADCAST MEDIA (3.3%)
     2,000   Adams Outdoor Advertising - 144A*...................................    10.75     03/15/06        2,050,000
     2,000   Park Broadcasting Inc. - 144A*......................................    11.75     05/15/04        1,995,000
     2,505   Spanish Broadcasting System, Inc....................................     7.50     06/15/02        2,498,738
                                                                                                         ---------------
                                                                                                               6,543,738
                                                                                                         ---------------
             BUSINESS SERVICES (3.7%)
     2,000   Anacomp, Inc........................................................    13.00+    06/04/02        1,947,500
     5,000   Xerox Corp..........................................................    15.00     06/10/97        5,417,500
                                                                                                         ---------------
                                                                                                               7,365,000
                                                                                                         ---------------
             CABLE & TELECOMMUNICATIONS (13.7%)
     3,566   Adelphia Communications Corp. (Series B)............................     9.50+    02/15/04        3,093,577
     2,000   American Communications Services, Inc. - 144A*......................    12.75++   04/01/06        1,055,000
     5,000   AT&T Capital Corp...................................................    15.00     05/05/97        5,358,800
     2,000   Charter Communication South East L.P. - 144A*.......................    11.25     03/15/06        1,970,000
     3,019   Falcon Holdings Group L.P...........................................    11.00+    09/15/03        2,882,906
     2,000   Hyperion Communications (Units)++ - 144A*...........................    13.00++   04/15/03        1,115,000
    15,485   In-Flight Phone Corp. (Series B)....................................    14.00++   05/15/02        5,497,175
     2,000   Intermedia Communications of Florida, Inc...........................    12.50++   05/15/06        1,120,000
     1,500   Paxson Communications Corp..........................................    11.625    10/01/02        1,552,500
     2,000   Peoples Telephone Co., Inc..........................................    12.25     07/15/02        1,940,000
     2,000   Rifkin Acquisition Partners L.P.....................................    11.125    01/15/06        1,970,000
                                                                                                         ---------------
                                                                                                              27,554,958
                                                                                                         ---------------
             COMPUTER EQUIPMENT (2.3%)
     2,000   Unisys Corp.........................................................    15.00     07/01/97        2,115,000
     2,000   Unisys Corp. (Conv.)................................................     8.25     03/15/06        2,481,500
                                                                                                         ---------------
                                                                                                               4,596,500
                                                                                                         ---------------
             CONSUMER PRODUCTS (1.5%)
     3,000   J.B. Williams Holdings, Inc.........................................    12.00     03/01/04        3,030,000
                                                                                                         ---------------
             CONTAINERS (2.9%)
     6,400   Ivex Holdings Corp. (Series B)......................................    13.25++   03/15/05        3,936,000
     2,000   Mail-Well Corp......................................................    10.50     02/15/04        1,920,000
                                                                                                         ---------------
                                                                                                               5,856,000
                                                                                                         ---------------
             ELECTRICAL & ALARM SYSTEMS (2.1%)
     5,000   Mosler, Inc.........................................................    11.00     04/15/03        4,250,000
                                                                                                         ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--HIGH YIELD
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                          COUPON    MATURITY
THOUSANDS)                                                                           RATE       DATE          VALUE
-----------                                                                        ---------  ---------  ---------------
             ENTERTAINMENT/GAMING & LODGING (9.5%)
 $   2,000   AMF Group Inc. - 144A*..............................................    10.875 %  03/15/06  $     1,975,000
     2,000   Fitzgeralds Gaming Corp. (Units)++..................................    13.00     12/31/02        1,680,000
     3,000   Lady Luck Gaming Finance Corp.......................................    11.875    03/01/01        2,955,000
     3,000   Motels of America, Inc. (Series B)..................................    12.00     04/15/04        2,880,000
     2,000   Players International, Inc..........................................    10.875    04/15/05        2,032,500
     3,400   Plitt Theaters, Inc. (Canada).......................................    10.875    06/15/04        3,459,500
    17,356   Spectravision, Inc. (a).............................................    11.65     12/01/02        2,016,977
     2,200   Station Casinos, Inc. (Series B)....................................     9.625    06/01/03        2,112,000
                                                                                                         ---------------
                                                                                                              19,110,977
                                                                                                         ---------------
             FOODS & BEVERAGES (10.7%)
     8,915   Envirodyne Industries, Inc..........................................    10.25     12/01/01        7,756,049
     1,500   SC International Services, Inc......................................    13.00     10/01/05        1,631,250
     5,745   Seven Up/RC Bottling Co. Southern California, Inc. (b)..............    11.50     08/01/99        3,935,225
    18,750   Specialty Foods Acquisition Corp. (Series B)........................    13.00++   08/15/05        8,250,000
                                                                                                         ---------------
                                                                                                              21,572,524
                                                                                                         ---------------
             HEALTHCARE (1.5%)
     3,210   Unilab Corp.........................................................    11.00     04/01/06        3,017,400
                                                                                                         ---------------
             MANUFACTURING (7.3%)
     4,000   Alpine Group, Inc. (Series B).......................................    12.25     07/15/03        4,030,000
     2,000   Berry Plastics Corp.................................................    12.25     04/15/04        2,150,000
     3,000   Cabot Safety Corp...................................................    12.50     07/15/05        3,307,500
     1,000   Exide Electronics Group, Inc. (Series B) - 144A*....................    11.50     03/15/06        1,020,000
     2,000   International Wire Group............................................    11.75     06/01/05        1,985,000
     2,500   Uniroyal Technology Corp............................................    11.75     06/01/03        2,250,000
                                                                                                         ---------------
                                                                                                              14,742,500
                                                                                                         ---------------
             MANUFACTURING - DIVERSIFIED (6.4%)
     2,090   Foamex L.P..........................................................    11.875    10/01/04        2,142,250
     3,000   Interlake Corp......................................................    12.125    03/01/02        3,007,500
     3,000   J.B. Poindexter & Co., Inc..........................................    12.50     05/15/04        2,557,500
     2,000   Jordan Industries, Inc..............................................    10.375    08/01/03        1,910,000
     4,500   Jordan Industries, Inc..............................................    11.75++   08/01/05        3,217,500
                                                                                                         ---------------
                                                                                                              12,834,750
                                                                                                         ---------------
             OIL & GAS (0.9%)
     2,000   Empire Gas Corp.....................................................     7.00     07/15/04        1,770,000
                                                                                                         ---------------
             PUBLISHING (4.5%)
     5,000   Affiliated Newspapers Investments, Inc..............................    13.25++   07/01/06        3,450,000
     2,000   American Media Operations, Inc......................................    11.625    11/15/04        2,020,000
     2,875   United States Banknote Corp.........................................    10.375    06/01/02        2,645,000
     1,100   United States Banknote Corp. (Series B).............................    11.625    08/01/02          913,000
                                                                                                         ---------------
                                                                                                               9,028,000
                                                                                                         ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--HIGH YIELD
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                          COUPON    MATURITY
THOUSANDS)                                                                           RATE       DATE          VALUE
-----------                                                                        ---------  ---------  ---------------
             RESTAURANTS (8.7%)
 $   7,750   American Restaurant Group Holdings, Inc.............................    14.00++%  12/15/05  $     3,022,500
     3,000   Boston Chicken Inc. (Conv.).........................................     4.50     02/01/04        3,540,000
     3,000   Carrols Corp........................................................    11.50     08/15/03        3,045,000
    11,850   Flagstar Corp.......................................................    11.25     11/01/04        7,821,000
                                                                                                         ---------------
                                                                                                              17,428,500
                                                                                                         ---------------
             RETAIL (2.0%)
     2,163   Cort Furniture Rental Corp..........................................    12.00     09/01/00        2,252,224
     2,000   County Seat Stores Co...............................................    12.00     10/01/02        1,740,000
                                                                                                         ---------------
                                                                                                               3,992,224
                                                                                                         ---------------
             RETAIL - FOOD CHAINS (4.2%)
     2,000   Jitney-Jungle Stores................................................    12.00     03/01/06        2,040,000
     2,000   Pathmark Stores, Inc................................................     9.625    05/01/03        1,875,000
     2,750   Ralphs Grocery Co...................................................    10.45     06/15/04        2,626,250
     2,000   Ralphs Grocery Co...................................................    11.00     06/15/05        1,840,000
                                                                                                         ---------------
                                                                                                               8,381,250
                                                                                                         ---------------
             TEXTILES - APPAREL MANUFACTURERS (2.1%)
     5,034   JPS Textile Group, Inc..............................................    10.85     06/01/99        2,932,305
     1,500   U.S. Leather, Inc...................................................    10.25     07/31/03        1,260,000
                                                                                                         ---------------
                                                                                                               4,192,305
                                                                                                         ---------------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $192,972,205)......................................      184,321,126
                                                                                                         ---------------

 NUMBER OF
  SHARES
-----------
             COMMON STOCKS (C) (1.6%)
             AUTOMOTIVE (0.0%)
        87   Northern Holdings Industrial Corp. (Restricted) (d).....................................        --
                                                                                                       ---------------
             COMPUTER EQUIPMENT (0.0%)
    39,813   Memorex Telex NV (ADR) (Netherlands) (d)................................................           49,766
                                                                                                       ---------------
             ENTERTAINMENT/GAMING & LODGING (0.1%)
     2,000   Motels of America, Inc. - 144A*.........................................................          150,072
    71,890   Vagabond Inns, Inc. (Class D) (a).......................................................        --
                                                                                                       ---------------
                                                                                                               150,072
                                                                                                       ---------------
             FOODS & BEVERAGES (0.1%)
   120,000   Specialty Foods Acquisition Corp. (Restricted) - 144A*..................................          150,000
                                                                                                       ---------------
             MANUFACTURING - DIVERSIFIED (0.9%)
    84,072   Thermadyne Holdings Corp. (d)...........................................................        1,807,548
                                                                                                       ---------------
             PUBLISHING (0.1%)
     5,000   Affiliated Newspapers Investments, Inc. (Class B).......................................          150,000
                                                                                                       ---------------
             RESTAURANTS (0.0%)
     7,750   American Restaurant Group Holdings, Inc. - 144A*........................................           77,500
                                                                                                       ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--HIGH YIELD
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                                                    VALUE
-----------                                                                                            ---------------
             RETAIL (0.4%)
    21,516   CORT Business Services Corp.............................................................  $       419,562
    17,100   Thrifty Payless Holdings, Inc. (Class B)................................................          294,975
                                                                                                       ---------------
                                                                                                               714,537
                                                                                                       ---------------
             TOTAL COMMON STOCKS (IDENTIFIED COST $9,922,166)........................................        3,099,423
                                                                                                       ---------------

             PREFERRED STOCK (1.0%)
             ENTERTAINMENT/GAMING & LODGING
    80,000   Fitzgeralds Gaming Corp. (Units)++ (Identified Cost $2,000,000).........................        2,080,000
                                                                                                       ---------------

 NUMBER OF                                                                                   EXPIRATION
 WARRANTS                                                                                      DATE
-----------                                                                                  ---------
             WARRANTS (C) (0.1%)
             AEROSPACE (0.0%)
     1,500   Sabreliner Corp. (Restricted) - 144A*.........................................   04/15/03           15,000
                                                                                                        ---------------
             CABLE & TELECOMMUNICATIONS (0.0%)
     9,485   In-Flight Phone Corp. - 144A*.................................................   08/31/02           94,850
                                                                                                        ---------------
             CONTAINERS (0.0%)
     2,000   Crown Packaging Holdings, Ltd. (Canada) - 144A*...............................   11/01/03        --
                                                                                                        ---------------
             ENTERTAINMENT/GAMING & LODGING (0.0%)
     1,000   Boomtown, Inc. - 144A*........................................................   11/01/98        --
     3,263   Casino America, Inc...........................................................   11/15/96        --
     2,000   Fitzgeralds Gaming Corp.......................................................   12/19/98            9,043
                                                                                                        ---------------
                                                                                                                  9,043
                                                                                                        ---------------
             MANUFACTURING (0.1%)
     3,000   BPC Holdings Corp.............................................................   04/15/04          135,555
     1,000   Exide Electronics Group, Inc. - 144A*.........................................   03/15/06           30,000
    15,000   Uniroyal Technology Corp......................................................   06/01/03           26,250
                                                                                                        ---------------
                                                                                                                191,805
                                                                                                        ---------------
             OIL & GAS (0.0%)
     4,140   Empire Gas Corp...............................................................   07/15/04           41,400
                                                                                                        ---------------
             RETAIL (0.0%)
     2,000   County Seat Holdings Co.......................................................   10/15/98           20,000
                                                                                                        ---------------
             RETAIL - FOOD CHAINS (0.0%)
    15,854   Grand Union Co. (Series 1) (d)................................................   06/16/00        --
    31,709   Grand Union Co. (Series 2) (d)................................................   06/16/00        --
                                                                                                        ---------------
                                                                                                              --
                                                                                                        ---------------
             TOTAL WARRANTS (IDENTIFIED COST $812,539)................................................          372,098
                                                                                                        ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--HIGH YIELD
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                            COUPON    MATURITY
THOUSANDS)                                                                             RATE       DATE          VALUE
-----------                                                                         ----------  ---------  ---------------
             SHORT-TERM INVESTMENTS (6.2%)
             U.S. GOVERNMENT AGENCY (E) (5.7%)
 $  11,500   Federal Farm Credit Bank.............................................     5.45  %   07/01/96  $    11,500,000
                                                                                                           ---------------
             REPURCHASE AGREEMENT (0.5%)
     1,043   The Bank of New York (dated 06/28/96; proceeds $1,043,681;
               collateralized by $1,004,698 U.S. Treasury Bond 7.50% due 11/15/16
               valued at $1,064,100) (Identified Cost $1,043,235).................     5.125     07/01/96        1,043,235
                                                                                                           ---------------
             TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $12,543,235)..................................       12,543,235
                                                                                                           ---------------

TOTAL INVESTMENTS (IDENTIFIED COST $218,250,145) (F)...................      100.7%    202,415,882

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.........................       (0.7)     (1,399,975)
                                                                         ----------  -------------
NET ASSETS.............................................................      100.0%  $ 201,015,907
                                                                         ----------  -------------
                                                                         ----------  -------------

----------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; GENERALLY BONDS WITH ATTACHED STOCKS/WARRANTS.
 +   PAYMENT-IN-KIND SECURITY.
++ CURRENTLY A ZERO COUPON BOND AND WILL PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
(A)  NON-INCOME PRODUCING SECURITY, ISSUER IN BANKRUPTCY.
(B)  NON-INCOME PRODUCING SECURITY, BOND IN DEFAULT.
(C)  NON-INCOME PRODUCING SECURITIES.
(D)  ACQUIRED THROUGH EXCHANGE OFFER.
(E) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(F) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $4,899,669 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $20,733,932, RESULTING IN NET UNREALIZED DEPRECIATION OF $15,834,263.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--UTILITIES
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                VALUE
-----------                                        ---------------
             COMMON STOCKS (87.3%)
             NATURAL GAS (12.2%)
    75,000   Apache Corp.........................  $     2,465,625
   120,000   Burlington Resources, Inc...........        5,160,000
    55,000   Columbia Gas System, Inc............        2,866,875
   150,000   El Paso Natural Gas Co..............        5,775,000
   150,000   ENSERCH Corp........................        3,262,500
    85,000   Louisiana Land & Exploration
               Co. (The).........................        4,898,125
   130,000   PanEnergy Corp......................        4,273,750
   130,000   Questar Corp........................        4,420,000
   190,000   Seagull Energy Corp.*...............        4,750,000
   120,000   Tenneco, Inc........................        6,135,000
   135,000   Union Texas Petroleum Holdings,
               Inc...............................        2,632,500
    85,000   USX Delhi-Group.....................        1,041,250
   185,000   Williams Companies, Inc.............        9,157,500
                                                   ---------------
                                                        56,838,125
                                                   ---------------
             TELECOMMUNICATIONS (34.2%)
    66,666   360 Communications Co.*.............        1,599,984
   135,000   Airtouch Communications, Inc.*......        3,813,750
   230,000   Alltel Corp.........................        7,072,500
   180,000   AT&T Corp...........................       11,160,000
   160,000   BCE, Inc. (Canada)..................        6,320,000
   285,000   Cable & Wireless PLC (ADR)
               (United Kingdom)..................        5,628,750
   160,000   Century Telephone Enterprises,
               Inc...............................        5,100,000
    45,000   Cincinnati Bell, Inc................        2,345,625
   180,000   Comcast Corp. (Class A).............        3,307,500
   150,000   Comsat Corp.........................        3,900,000
   300,000   Ericsson (L.M.) Telephone Co.
               AB (ADR) (Sweden).................        6,412,500
   225,000   Frontier Corp.......................        6,890,625
   160,000   GTE Corp............................        7,160,000
    61,250   Liberty Media Group (Class A)*......        1,623,125
   180,000   MCI Communications Corp.............        4,590,000
   175,000   MFS Communications Company,
               Inc.*.............................        6,562,500
    40,000   Motorola, Inc.......................        2,515,000
   100,000   Northern Telecom, Ltd. (Canada).....        5,437,500
   140,000   NYNEX Corp..........................        6,650,000
   120,000   Pacific Telesis Group...............        4,050,000
   130,000   SBC Communications, Inc.............        6,402,500
   170,000   Southern New England
               Telecommunications Corp...........        7,140,000
   125,000   Sprint Corp.........................        5,250,000
    65,000   Tele Danmark AS (ADR)
               (Denmark).........................        1,649,375
   245,000   Tele-Communications, Inc.
               (Class A)*........................        4,410,000
    80,000   Telecom Corporation
               of New Zealand Ltd. (ADR)
               (New Zealand).....................        5,340,000
    65,000   Telefonica de Argentina S.A. (ADR)
               (Argentina).......................        1,925,625
    90,000   Telefonos de Mexico S.A. de C.V.
               (Series L) (ADR) (Mexico).........        3,015,000
   130,000   Telephone & Data Systems, Inc.......        5,850,000
    40,300   Teleport Communications Group Inc.
               (Class A)*........................          760,662
   100,000   Time Warner, Inc....................        3,925,000
   110,000   U.S. West Communications
               Group.............................        3,506,250
   150,000   U.S. West Media Group*..............        2,737,500
    90,000   WorldCom, Inc.*.....................        4,972,500
                                                   ---------------
                                                       159,023,771
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
-----------                                        ---------------
             UTILITIES - ELECTRIC (40.9%)
   220,000   Baltimore Gas & Electric Co.........  $     6,242,500
   135,000   Carolina Power & Light Co...........        5,130,000
   150,000   Central & South West Corp...........        4,350,000
   235,865   CINergy Corp........................        7,547,680
   250,000   CMS Energy Corp.....................        7,718,750
   130,000   Consolidated Edison Co. of New York,
               Inc...............................        3,802,500
   215,000   DPL, Inc............................        5,240,625
   202,500   DQE, Inc............................        5,568,750
   165,000   DTE Energy Co.......................        5,094,375
   130,000   Edison International................        2,291,250
   140,000   Enova Corp..........................        3,237,500
   220,000   Entergy Corp........................        6,242,500
   140,000   FPL Group, Inc......................        6,440,000
   175,000   General Public Utilities Corp.......        6,168,750
   125,000   Hawaiian Electric Industries, Inc...        4,437,500
   200,000   Houston Industries, Inc.............        4,925,000
   255,000   Illinova Corp.......................        7,331,250
   225,000   IPALCO Enterprises, Inc.............        5,906,250
   145,000   Kansas City Power & Light Co........        3,987,500
    65,000   Long Island Lighting Co.............        1,088,750
   110,000   Montana Power Co....................        2,447,500
   110,000   New England Electric System.........        4,001,250
   105,000   New York State Electric & Gas
               Corp..............................        2,559,375
   175,000   NIPSCO Industries, Inc..............        7,043,750
   305,000   PacifiCorp..........................        6,786,250
   235,000   Pinnacle West Capital Corp..........        7,138,125
   100,000   Portland General Corp...............        3,087,500
    90,000   Potomac Electric Power Co...........        2,385,000
   205,000   Public Service Company of
               Colorado..........................        7,533,750
   240,000   Public Service Company of
               New Mexico........................        4,920,000
   145,000   Public Service Enterprise Group,
               Inc...............................        3,969,375
    55,000   Puget Sound Power & Light Co........        1,333,750
   180,000   SCANA Corp..........................        5,062,500
   275,000   Southern Co.........................        6,771,875
   140,000   Texas Utilities Co..................        5,985,000
   110,000   United Illuminating Co..............        4,111,250
   200,000   Western Resources, Inc..............        5,975,000
   205,000   Wisconsin Energy Corp...............        5,919,375
                                                   ---------------
                                                       189,782,055
                                                   ---------------
             TOTAL COMMON STOCKS (IDENTIFIED COST
               $330,679,925).....................      405,643,951
                                                   ---------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)
-----------
             CORPORATE BONDS (8.8%)
             NATURAL GAS (2.3%)
 $   3,000   Coastal Corp. 7.75% due 10/15/35....        2,909,310
     3,000   Norsk Hydro AS 7.15% due 11/15/25
               (Norway)..........................        2,811,270
     2,000   Panhandle Eastern Corp.
               8.625% due 04/15/25...............        2,047,680
     3,000   Tenneco, Inc. 7.25% due 12/15/25....        2,809,830
                                                   ---------------
                                                        10,578,090
                                                   ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--UTILITIES
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                              VALUE
-----------                                        ---------------
             TELECOMMUNICATIONS (3.7%)
 $   3,000   Alltel Corp. 6.75% due 09/15/05.....  $     2,906,310
     2,000   BellSouth Telecommunications, Inc.
               7.625% due 05/15/35...............        1,956,660
     5,000   Century Telephone Enterprises, Inc.
               8.25% due 05/01/24................        5,025,200
     1,400   Century Telephone Enterprises, Inc.
               7.20% due 12/01/25................        1,306,242
     2,000   Southwestern Bell Telephone Co.
               7.20% due 10/15/26................        1,880,320
     2,000   Sprint Corp. 9.25% due 04/15/22.....        2,346,800
     2,000   TCI Communications, Inc.
               8.75% due 08/01/15................        1,964,900
                                                   ---------------
                                                        17,386,432
                                                   ---------------
             UTILITIES - ELECTRIC (2.8%)
     2,000   Florida Power & Light Co.
               7.05% due 12/01/26................        1,836,620
     3,000   Illinois Power Co.
               8.75% due 07/01/21................        3,076,560
     3,000   Indianapolis Power Co.
               7.05% due 02/01/24................        2,739,330
     1,500   Long Island Lighting Co.
               9.625% due 07/01/24...............        1,496,250
     2,000   South Carolina Electric & Gas Co.
               7.625% due 06/01/23...............        1,938,380
     2,000   Union Electric Co.
               8.00% due 12/15/22................        1,967,080
                                                   ---------------
                                                        13,054,220
                                                   ---------------
             TOTAL CORPORATE BONDS (IDENTIFIED
               COST $41,891,441).................       41,018,742
                                                   ---------------

 NUMBER OF
  SHARES
-----------
             PREFERRED STOCKS (0.6%)
             TELECOMMUNICATIONS (0.0%)
     7,000   GTE Delaware Corp. (Series A)
               $2.3125...........................          187,250
                                                   ---------------
             UTILITIES - ELECTRIC (0.6%)
    20,000   Alabama Power Capital Trust I
               (Series Q) $1.84..................          460,000
    40,000   Arizona Public Service Co. (Series
               A) $2.50..........................        1,085,000

 NUMBER OF
  SHARES                                                VALUE
-----------                                        ---------------
     1,022   Cleveland Electric Illuminating Co.
               (Series N) $9.125.................  $       102,967
    25,600   Connecticut Light & Power Capital
               (Series A) $2.325.................          630,400
    14,000   Duquesne Capital LP
               (Series A) $2.09..................          341,250
                                                   ---------------
                                                         2,619,617
                                                   ---------------
             TOTAL PREFERRED STOCKS (IDENTIFIED
               COST $2,767,494)..................        2,806,867
                                                   ---------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)
-----------
             U.S. GOVERNMENT AGENCY (0.3%)
 $   1,250   Tennessee Valley Authority
               8.00% due 03/31/45
               (Identified Cost $1,250,000)......        1,256,250
                                                   ---------------

             SHORT-TERM INVESTMENTS (2.3%)
             U.S. GOVERNMENT AGENCY (A) (2.2%)
    10,150   Federal Farm Credit Bank
               5.45% due 07/01/96................       10,150,000
                                                   ---------------
             REPURCHASE AGREEMENT (0.1%)
       449   The Bank of New York 5.125% due
               07/01/96 (dated 06/28/96; proceeds
               $449,620; collateralized by
               $456,453 U.S. Treasury Note 5.25%
               due 07/31/98 valued at $458,417)
               (Identified Cost $449,428)........          449,428
                                                   ---------------
             TOTAL SHORT-TERM INVESTMENTS
               (IDENTIFIED COST $10,599,428).....       10,599,428
                                                   ---------------

TOTAL INVESTMENTS (IDENTIFIED
  COST $387,188,288) (B).........       99.3%    461,325,238

OTHER ASSETS IN EXCESS OF
  LIABILITIES....................        0.7       3,314,811
                                   ----------  -------------

NET ASSETS.......................      100.0%  $ 464,640,049
                                   ----------  -------------
                                   ----------  -------------

------------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $85,134,013 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $10,997,063, RESULTING IN NET UNREALIZED APPRECIATION OF $74,136,950.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                               VALUE
-----------                                      -----------------
             COMMON STOCKS (96.1%)
             AEROSPACE (3.9%)
   385,000   Raytheon Co.......................  $      19,875,625
   181,500   United Technologies Corp..........         20,872,500
                                                 -----------------
                                                        40,748,125
                                                 -----------------
             ALUMINUM (1.9%)
   347,000   Aluminum Co. of America...........         19,909,125
                                                 -----------------
             AUTO PARTS (1.8%)
   213,000   TRW, Inc..........................         19,143,375
                                                 -----------------
             AUTOMOTIVE (3.8%)
   604,000   Ford Motor Co.....................         19,554,500
   391,200   General Motors Corp...............         20,489,100
                                                 -----------------
                                                        40,043,600
                                                 -----------------
             BANKS (5.7%)
   591,000   Banc One Corp.....................         20,094,000
   268,100   BankAmerica Corp..................         20,308,575
   511,000   KeyCorp...........................         19,801,250
                                                 -----------------
                                                        60,203,825
                                                 -----------------
             BEVERAGES - SOFT DRINKS (2.0%)
   582,000   PepsiCo Inc.......................         20,588,250
                                                 -----------------
             CHEMICALS (5.6%)
   261,600   Dow Chemical Co...................         19,881,600
   323,000   Eastman Chemical Co...............         19,662,625
   270,500   Grace (W.R.) & Co.................         19,171,687
                                                 -----------------
                                                        58,715,912
                                                 -----------------
             COMPUTERS - SYSTEMS (1.9%)
   200,000   International Business Machines
               Corp............................         19,800,000
                                                 -----------------
             CONGLOMERATES (3.9%)
   296,000   Minnesota Mining & Manufacturing
               Co..............................         20,424,000
   392,600   Tenneco, Inc......................         20,071,675
                                                 -----------------
                                                        40,495,675
                                                 -----------------
             COSMETICS (2.0%)
   336,000   Gillette Co.......................         20,958,000
                                                 -----------------
             DRUGS (5.9%)
   470,000   Abbott Laboratories...............         20,445,000
   347,000   American Home Products Corp.......         20,863,375
   231,200   Bristol-Myers Squibb Co...........         20,808,000
                                                 -----------------
                                                        62,116,375
                                                 -----------------
             ELECTRIC - MAJOR (3.6%)
   236,000   General Electric Co...............         20,414,000
   930,000   Westinghouse Electric Corp........         17,437,500
                                                 -----------------
                                                        37,851,500
                                                 -----------------
             FINANCIAL - MISCELLANEOUS (2.0%)
   278,000   Household International, Inc......         21,128,000
                                                 -----------------
             FOODS (3.7%)
   561,400   Quaker Oats Company (The).........         19,157,775
   609,000   Sara Lee Corp.....................         19,716,375
                                                 -----------------
                                                        38,874,150
                                                 -----------------
             HOUSEHOLD PRODUCTS (1.9%)
   225,000   Procter & Gamble Co...............         20,390,625
                                                 -----------------

 NUMBER OF
  SHARES                                               VALUE
-----------                                      -----------------
             INSURANCE (1.9%)
   279,500   Aetna Inc.........................  $      19,984,250
                                                 -----------------
             MANUFACTURING - DIVERSIFIED (1.9%)
   505,100   Timken Co.........................         19,572,625
                                                 -----------------
             METALS & MINING (1.9%)
   323,000   Phelps Dodge Corp.................         20,147,125
                                                 -----------------
             NATURAL GAS (6.1%)
   499,600   Burlington Resources, Inc.........         21,482,800
   553,000   El Paso Natural Gas Co............         21,290,500
   644,000   PanEnergy Corp....................         21,171,500
                                                 -----------------
                                                        63,944,800
                                                 -----------------
             OFFICE EQUIPMENT (1.9%)
   412,000   Pitney Bowes, Inc.................         19,673,000
                                                 -----------------
             OIL - DOMESTIC (3.8%)
   515,800   Ashland, Inc......................         20,438,575
   165,000   Atlantic Richfield Co.............         19,552,500
                                                 -----------------
                                                        39,991,075
                                                 -----------------
             OIL INTEGRATED - INTERNATIONAL (5.8%)
   229,000   Exxon Corp........................         19,894,375
   177,500   Mobil Corp........................         19,902,188
   134,300   Royal Dutch Petroleum Co. (ADR)
               (Netherlands)...................         20,648,625
                                                 -----------------
                                                        60,445,188
                                                 -----------------
             PAPER & FOREST PRODUCTS (3.7%)
   529,000   International Paper Co............         19,506,875
   467,100   Weyerhaeuser Co...................         19,851,750
                                                 -----------------
                                                        39,358,625
                                                 -----------------
             PHOTOGRAPHY (1.9%)
   260,000   Eastman Kodak Co..................         20,215,000
                                                 -----------------
             RAILROADS (1.9%)
   243,000   Burlington Northern Santa Fe
               Corp............................         19,652,625
                                                 -----------------
             RETAIL - DEPARTMENT STORES (1.9%)
   462,000   May Department Stores Co..........         20,212,500
                                                 -----------------
             RETAIL - FOOD CHAINS (2.0%)
   520,700   American Stores Co................         21,478,875
                                                 -----------------
             TELECOMMUNICATIONS (5.8%)
   321,800   Bell Atlantic Corp................         20,514,750
   490,000   Sprint Corp.......................         20,580,000
   621,000   U.S. West Communications
               Group...........................         19,794,375
                                                 -----------------
                                                        60,889,125
                                                 -----------------
             TOBACCO (2.0%)
   199,000   Philip Morris Companies, Inc......         20,696,000
                                                 -----------------
             UTILITIES - ELECTRIC (4.0%)
   457,500   FPL Group, Inc....................         21,045,000
   746,000   Unicom Corp.......................         20,794,750
                                                 -----------------
                                                        41,839,750
                                                 -----------------
             TOTAL COMMON STOCKS (IDENTIFIED
               COST $805,074,154)..............      1,009,067,100
                                                 -----------------

DEAN WITTER VARIABLE INVESTMENT SERIES--DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                             VALUE
-----------                                      -----------------
             U.S. GOVERNMENT OBLIGATIONS (3.5%)
 $   2,000   U.S. Treasury Bond
               8.125% due 08/15/19.............  $       2,241,562
     5,000   U.S. Treasury Bond
               8.00% due 11/15/21..............          5,555,469
     5,000   U.S. Treasury Bond
               7.125% due 02/15/23.............          5,050,000
    14,000   U.S. Treasury Bond
               6.25% due 08/15/23..............         12,685,312
     7,000   U.S. Treasury Bond
               6.00% due 02/15/26..............          6,209,219
     5,000   U.S. Treasury Note
               6.375% due 01/15/99.............          5,014,844
                                                 -----------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
               (IDENTIFIED COST $37,077,101)...         36,756,406
                                                 -----------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                            VALUE
-----------                                     -----------------
             SHORT-TERM INVESTMENT (A) (0.4%)
             U.S. GOVERNMENT AGENCY
 $   4,350   Federal Home Loan Mortgage Corp.
             5.52% due 07/01/96 (Amortized
             Cost $4,350,000).................  $       4,350,000
                                                -----------------

TOTAL INVESTMENTS (IDENTIFIED
  COST $846,501,255)(B).........      100.0%    1,050,173,506

LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS..............      --             (389,181)
                                  ----------  ---------------

NET ASSETS......................      100.0%  $ 1,049,784,325
                                  ----------  ---------------
                                  ----------  ---------------

------------------
ADR  AMERICAN DEPOSITORY RECEIPT.
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $210,544,460 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $6,872,209, RESULTING IN NET UNREALIZED APPRECIATION OF $203,672,251.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--CAPITAL GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
             COMMON STOCKS (91.4%)
             ADVERTISING (2.1%)
    35,500   Interpublic Group of Companies, Inc...  $   1,664,062
                                                     -------------
             APPAREL (2.1%)
    31,600   Cintas Corp...........................      1,666,900
                                                     -------------
             AUTOMOTIVE - REPLACEMENT PARTS (2.1%)
    37,300   Genuine Parts Co......................      1,706,475
                                                     -------------
             BANKING (1.5%)
    23,150   Fifth Third Bancorp...................      1,244,312
                                                     -------------
             BEVERAGES - ALCOHOLIC (1.7%)
    18,700   Anheuser-Busch Companies, Inc.........      1,402,500
                                                     -------------
             BEVERAGES - SOFT DRINKS (2.5%)
    41,400   Coca Cola Co..........................      2,023,425
                                                     -------------
             BIOTECHNOLOGY (2.3%)
    32,800   Medtronic Inc.........................      1,836,800
                                                     -------------
             BUSINESS SYSTEMS (2.0%)
    30,400   Electronic Data Systems Corp..........      1,634,000
                                                     -------------
             CHEMICALS - SPECIALTY (2.1%)
    32,200   Sigma-Aldrich Corp....................      1,706,600
                                                     -------------
             COMMERCIAL SERVICES (0.7%)
    12,000   Affiliated Computer Services, Inc.*...        564,000
                                                     -------------
             COMMUNICATIONS - EQUIPMENT & SOFTWARE (1.9%)
    27,000   Cisco Systems, Inc.*..................      1,528,875
                                                     -------------
             COMMUNICATIONS EQUIPMENT (0.7%)
     8,800   Tellabs, Inc.*........................        587,400
                                                     -------------
             COMPUTER SERVICES (2.8%)
    38,000   Automatic Data Processing, Inc........      1,467,750
    21,000   Sterling Commerce, Inc.*..............        779,625
                                                     -------------
                                                         2,247,375
                                                     -------------
             COMPUTER SOFTWARE (4.3%)
    24,000   Computer Associates International,
               Inc.................................      1,710,000
    14,600   Microsoft Corp.*......................      1,752,000
                                                     -------------
                                                         3,462,000
                                                     -------------
             COMPUTERS - SYSTEMS (1.9%)
    15,500   Hewlett-Packard Co....................      1,544,187
                                                     -------------
             CONSUMER BUSINESS SERVICES (2.3%)
    32,000   Service Corp. International...........      1,840,000
                                                     -------------
             CONSUMER SERVICES (0.3%)
     7,000   Block (H.&R.), Inc....................        228,375
                                                     -------------
             DRUGS (4.5%)
    41,000   Abbott Laboratories...................      1,783,500
    29,800   Schering-Plough Corp..................      1,869,950
                                                     -------------
                                                         3,653,450
                                                     -------------
             ELECTRICAL EQUIPMENT (0.8%)
     8,100   Grainger (W.W.), Inc..................        627,750
                                                     -------------
             ELECTRONICS (3.8%)
    46,200   Dionex Corp.*.........................      1,489,950
    32,300   Harman International Industries,
               Inc.................................      1,590,775
                                                     -------------
                                                         3,080,725
                                                     -------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
             ENTERTAINMENT/GAMING & LODGING (2.3%)
    45,300   Circus Circus Enterprises, Inc.*......  $   1,857,300
                                                     -------------
             FINANCIAL - MISCELLANEOUS (3.0%)
    55,500   Federal National Mortgage Assoc.......      1,859,250
     7,000   Household International, Inc..........        532,000
                                                     -------------
                                                         2,391,250
                                                     -------------
             FINANCIAL SERVICES (0.8%)
    20,000   Primark Corp.*........................        652,500
                                                     -------------
             FOOD WHOLESALERS (2.2%)
    51,900   Sysco Corp............................      1,777,575
                                                     -------------
             FOODS (3.5%)
    43,200   ConAgra, Inc..........................      1,960,200
    17,800   Wrigley (Wm.) Jr. Co. (Class A).......        898,900
                                                     -------------
                                                         2,859,100
                                                     -------------
             GOLD MINING (1.8%)
    53,700   Barrick Gold Corp. (Canada)...........      1,456,613
                                                     -------------
             HOTELS/MOTELS (3.8%)
    22,000   HFS, Inc.*............................      1,540,000
    45,000   La Quinta Inns, Inc...................      1,507,500
                                                     -------------
                                                         3,047,500
                                                     -------------
             HOUSEHOLD FURNISHINGS & APPLIANCES (1.0%)
    32,500   Heilig-Meyers Co......................        780,000
                                                     -------------
             INSURANCE (2.2%)
    18,250   American International Group, Inc.....      1,799,906
                                                     -------------
             MACHINERY - DIVERSIFIED (2.1%)
    41,400   Thermo Electron Corp.*................      1,723,275
                                                     -------------
             MANUFACTURED HOUSING (2.3%)
    94,000   Clayton Homes, Inc....................      1,880,000
                                                     -------------
             MANUFACTURING (1.8%)
    63,301   Federal Signal Corp...................      1,487,574
                                                     -------------
             MANUFACTURING - DIVERSIFIED (2.1%)
    36,500   Sherwin-Williams Co...................      1,697,250
                                                     -------------
             MEDIA GROUP (1.8%)
    18,000   Clear Channel Communications,
               Inc.*...............................      1,482,750
                                                     -------------
             MEDICAL EQUIPMENT (1.0%)
     5,900   Biomet, Inc.*.........................         83,338
    33,400   Stryker Corp..........................        755,675
                                                     -------------
                                                           839,013
                                                     -------------
             OFFICE EQUIPMENT & SUPPLIES (1.1%)
    46,000   Staples, Inc.*........................        891,250
                                                     -------------
             PHARMACEUTICALS (2.2%)
    35,800   Johnson & Johnson.....................      1,772,100
                                                     -------------
             RESTAURANTS (2.1%)
    84,100   Brinker International, Inc.*..........      1,261,500
    21,000   International Dairy Queen, Inc. (Class
               A)*.................................        446,250
                                                     -------------
                                                         1,707,750
                                                     -------------
             RETAIL - DEPARTMENT STORES (2.3%)
    72,000   Wal-Mart Stores, Inc..................      1,827,000
                                                     -------------
             RETAIL - DRUG STORES (2.2%)
    52,500   Walgreen Co...........................      1,758,750
                                                     -------------

DEAN WITTER VARIABLE INVESTMENT SERIES--CAPITAL GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                 VALUE
-----------                                          -------------
             RETAIL - FOOD CHAINS (2.2%)
    43,900   Albertson's Inc.......................  $   1,816,363
                                                     -------------
             RETAIL - SPECIALTY (2.4%)
    35,600   Home Depot, Inc.......................      1,922,400
                                                     -------------
             TELECOMMUNICATION EQUIPMENT (0.6%)
     5,600   U.S. Robotics Corp.*..................        477,400
                                                     -------------
             UTILITIES (2.2%)
    75,233   Citizens Utilities Co. (Series A)*....        865,177
    76,162   Citizens Utilities Co. (Series B)*....        885,388
                                                     -------------
                                                         1,750,565
                                                     -------------
             TOTAL COMMON STOCKS (IDENTIFIED COST
               $59,020,114)........................     73,904,395
                                                     -------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)
-----------
             SHORT-TERM INVESTMENTS (7.9%)
             U.S. GOVERNMENT AGENCIES (A) (7.4%)
 $   2,000   Federal Farm Credit Bank
               5.45% due 07/01/96.................      2,000,000
     4,000   Federal Home Loan Mortgage Corp.
               5.27% due 07/03/96.................      3,998,829
                                                    -------------
             TOTAL U.S. GOVERNMENT AGENCIES
               (AMORTIZED COST $5,998,829)........      5,998,829
                                                    -------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                              VALUE
-----------                                         -------------
             REPURCHASE AGREEMENT (0.5%)
 $     378   The Bank of New York 5.125% due
               07/01/96 (dated 06/28/96; proceeds
               $378,569; collateralized by
               $384,322 U.S. Treasury Bill 5.25%
               due 07/31/98 valued at $385,975)
               (Identified Cost $378,407).........  $     378,407
                                                    -------------
             TOTAL SHORT-TERM INVESTMENTS
               (IDENTIFIED COST $6,377,236).......      6,377,236
                                                    -------------

TOTAL INVESTMENTS (IDENTIFIED COST
  $65,397,350) (B)................       99.3%    80,281,631

OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................        0.7        533,393
                                    ----------  ------------

NET ASSETS........................      100.0%  $ 80,815,024
                                    ----------  ------------
                                    ----------  ------------

------------------
 *   NON-INCOME PRODUCING SECURITY.
(A) SECURITIES WERE PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $15,668,129 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $783,848, RESULTING IN NET UNREALIZED APPRECIATION OF $14,884,281.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--GLOBAL DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
   SHARES                                               VALUE
------------                                       ---------------
              COMMON AND PREFERRED STOCKS (99.6%)
              AUSTRALIA (1.5%)
              BUILDING & CONSTRUCTION
     463,000  Pioneer International Ltd..........  $     1,348,553
                                                   ---------------
              MULTI-INDUSTRY
     546,000  Southcorp Holdings Ltd.............        1,353,905
                                                   ---------------
              PAPER & FOREST PRODUCTS
     200,000  Amcor Ltd..........................        1,361,856
                                                   ---------------
              TOTAL AUSTRALIA....................        4,064,314
                                                   ---------------

              CANADA (3.0%)
              BANKS - COMMERCIAL
     101,400  Toronto Dominion Bank..............        1,780,970
                                                   ---------------
              NATURAL GAS
     106,000  TransCanada Pipelines Ltd..........        1,574,142
                                                   ---------------
              OIL RELATED
      38,300  Imperial Oil Ltd...................        1,617,835
      63,400  IPL Energy, Inc....................        1,594,764
                                                   ---------------
                                                         3,212,599
                                                   ---------------
              TELECOMMUNICATIONS
      42,000  BCE, Inc...........................        1,655,544
                                                   ---------------
              TOTAL CANADA.......................        8,223,255
                                                   ---------------
              FRANCE (7.5%)
              BANKING
      15,750  Societe Generale...................        1,730,299
                                                   ---------------
              BUILDING & CONSTRUCTION
      26,600  Lafarge S.A........................        1,608,288
                                                   ---------------
              FINANCIAL SERVICES
       4,500  Societe Eurafrance S.A.............        1,738,160
                                                   ---------------
              FOODS & BEVERAGES
      10,850  Eridania Beghin-Say S.A............        1,697,418
                                                   ---------------
              HOUSEHOLD PRODUCTS
      12,200  BIC S.A............................        1,731,017
                                                   ---------------
              MULTI-INDUSTRY
       7,500  Compagnie Generale d'Industrie et
                de Participations................        1,723,603
       6,500  Saint-Louis........................        1,724,670
      33,861  Worms et Compagnie.................        1,761,403
                                                   ---------------
                                                         5,209,676
                                                   ---------------
              OIL INTEGRATED - INTERNATIONAL
      23,900  Societe National Elf Aquitaine.....        1,756,316
      23,300  Total S.A. (B Shares)..............        1,726,696
                                                   ---------------
                                                         3,483,012
                                                   ---------------
              TELECOMMUNICATIONS
      19,700  Alcatel Alsthom....................        1,716,867
                                                   ---------------
              TELEVISION
      14,603  Societe Television Francaise 1.....        1,666,647
                                                   ---------------
              TOTAL FRANCE.......................       20,581,384
                                                   ---------------

 NUMBER OF
   SHARES                                               VALUE
------------                                       ---------------
              GERMANY (6.6%)
              BANKING
      25,700  Deutsche Bank
                Aktiengesellschaft...............  $     1,214,253
                                                   ---------------
              BUILDING & CONSTRUCTION
       3,350  Bilfinger & Berger Bau AG..........        1,411,313
                                                   ---------------
              CHEMICALS
       4,900  BASF AG............................        1,398,714
      40,000  Bayer AG...........................        1,410,854
                                                   ---------------
                                                         2,809,568
                                                   ---------------
              HEALTH & PERSONAL CARE
      36,000  Douglas Holding AG.................        1,412,691
                                                   ---------------
              MACHINERY - DIVERSIFIED
       4,250  IWKA AG............................          872,925
       2,500  M.A.N. AG..........................          621,432
                                                   ---------------
                                                         1,494,357
                                                   ---------------
              MULTI-INDUSTRY
       5,600  Preussag AG........................        1,414,791
      35,400  RWE AG.............................        1,377,531
       3,400  Viag AG............................        1,354,288
                                                   ---------------
                                                         4,146,610
                                                   ---------------
              RETAIL - DEPARTMENT STORES
       3,400  Karstadt AG........................        1,373,253
                                                   ---------------
              STEEL & IRON
       7,400  Thyssen AG.........................        1,350,443
                                                   ---------------
              TEXTILES - APPAREL
       1,150  Hugo Boss AG (Pref.)...............        1,320,625
                                                   ---------------
              UTILITIES - ELECTRIC
      25,200  Veba AG............................        1,337,308
                                                   ---------------
              TOTAL GERMANY......................       17,870,421
                                                   ---------------

              HONG KONG (4.0%)
              BANKING
     146,200  HSBC Holdings PLC..................        2,209,943
                                                   ---------------
              CONGLOMERATES
     259,500  Swire Pacific Ltd. (Class A).......        2,221,115
                                                   ---------------
              REAL ESTATE
     297,000  Cheung Kong (Holdings) Ltd.........        2,139,189
                                                   ---------------
              TELECOMMUNICATIONS
   1,252,400  Hong Kong
                Telecommunications Ltd...........        2,249,084
                                                   ---------------
              UTILITIES - ELECTRIC
     707,000  Hong Kong Electric Holdings Ltd....        2,155,655
                                                   ---------------
              TOTAL HONG KONG....................       10,974,986
                                                   ---------------

              ITALY (4.0%)
              FINANCIAL SERVICES
     219,000  Istituto Mobiliare Italiano SpA....        1,827,379
                                                   ---------------
              NATURAL GAS
     492,000  Italgas SpA........................        1,836,180
                                                   ---------------
              OIL & GAS PRODUCTS
     372,000  Ente Nazionale Idrocarburi SpA.....        1,853,938
                                                   ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--GLOBAL DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
   SHARES                                               VALUE
------------                                       ---------------
              TELECOMMUNICATIONS
     275,000  Sirti SpA..........................  $     1,765,808
   1,070,000  Telecom Italia SpA.................        1,844,948
                                                   ---------------
                                                         3,610,756
                                                   ---------------
              TEXTILES - APPAREL
     135,200  Benetton Group SpA.................        1,745,085
                                                   ---------------
              TOTAL ITALY........................       10,873,338
                                                   ---------------

              JAPAN (25.7%)
              AUTOMOTIVE
     115,000  Honda Motor Co.....................        2,977,482
     122,000  Toyota Motor Corp..................        3,047,497
                                                   ---------------
                                                         6,024,979
                                                   ---------------
              BREWERS
     244,000  Kirin Brewery Co., Ltd.............        2,980,764
                                                   ---------------
              BUILDING & CONSTRUCTION
     263,000  Sekisui House Ltd..................        2,997,083
                                                   ---------------
              COMPUTER SERVICES
     308,000  NCR Japan Ltd......................        3,060,625
                                                   ---------------
              ELECTRONICS & ELECTRICAL
     326,000  Hitachi, Ltd.......................        3,031,452
      43,000  Kyocera Corp.......................        3,038,107
     166,000  Matsushita Electric Industrial
                Co. Ltd..........................        3,087,246
     278,000  Matsushita Electric Works..........        3,015,954
     442,000  Mitsubishi Electric Corp...........        3,078,567
     286,000  NEC Corp...........................        3,102,744
     179,000  Sharp Corp.........................        3,133,194
      47,000  Sony Corp..........................        3,089,343
      51,000  TDK Corp...........................        3,040,751
                                                   ---------------
                                                        27,617,358
                                                   ---------------
              ENTERTAINMENT & LEISURE TIME
     322,000  Mizuno Corp........................        3,023,612
      41,100  Nintendo Corp., Ltd................        3,057,489
                                                   ---------------
                                                   ---------------
                                                         6,081,101
                                                   ---------------
              FOODS & BEVERAGES
     165,000  House Food Industry................        3,128,818
     431,000  Snow Brand Milk Products...........        2,927,295
                                                   ---------------
                                                         6,056,113
                                                   ---------------
              MACHINERY - DIVERSIFIED
     586,000  Furukawa Co., Ltd..................        3,071,839
     353,000  Mitsubishi Heavy Industries, Ltd...        3,066,907
                                                   ---------------
                                                         6,138,746
                                                   ---------------
              PHARMACEUTICALS
     142,000  Taisho Pharmaceutical Co., Ltd.....        3,068,101
     172,000  Takeda Chemical Industries.........        3,042,027
                                                   ---------------
                                                         6,110,128
                                                   ---------------
              TRANSPORTATION
     254,000  Yamato Transport Co. Ltd...........        2,987,146
                                                   ---------------
              TOTAL JAPAN........................       70,054,043
                                                   ---------------

              MALAYSIA (2.0%)
              BANKING
      68,000  AMMB Holdings Berhad...............          954,290
                                                   ---------------
 NUMBER OF
   SHARES                                               VALUE
------------                                       ---------------
              BUILDING & CONSTRUCTION
     274,000  Cement Industries of Malaysia......  $       922,855
     130,000  United Engineers Malaysia
                Berhad...........................          901,764
                                                   ---------------
                                                         1,824,619
                                                   ---------------
              CONGLOMERATES
     331,000  Sime Darby Berhad..................          915,758
                                                   ---------------
              FOODS & BEVERAGES
     114,000  Nestle Malaysia Berhad.............          918,765
                                                   ---------------
              OIL RELATED
     275,000  Esso Malaysia Berhad...............          771,853
                                                   ---------------
              TOTAL MALAYSIA.....................        5,385,285
                                                   ---------------

              NETHERLANDS (3.0%)
              APPLIANCES & HOUSEHOLD DURABLES
      27,900  Philips Electronics NV.............          906,215
                                                   ---------------
              BANKING
      16,700  ABN-AMRO Holding NV................          895,254
                                                   ---------------
              BUILDING & CONSTRUCTION
      11,700  Koninklijke Volker Stevin NV.......          908,638
                                                   ---------------
              CHEMICALS
       9,200  DSM NV.............................          912,624
                                                   ---------------
              FINANCIAL SERVICES
      30,600  ING Groep NV.......................          911,535
                                                   ---------------
              INSURANCE
      31,250  Fortis Amev NV.....................          894,320
                                                   ---------------
              OIL
       5,800  Royal Dutch Petroleum Co...........          894,762
                                                   ---------------
              TELECOMMUNICATIONS
      25,000  Koninklijke PTT Nederland NV.......          945,163
                                                   ---------------
              TEXTILES
      18,900  Gamma Holding NV...................          873,822
                                                   ---------------
              TOTAL NETHERLANDS..................        8,142,333
                                                   ---------------

              SWITZERLAND (2.0%)
              BANKING
       9,400  Schweizerischer Bankverein.........        1,852,993
                                                   ---------------
              CHEMICALS
       1,525  Ciba-Geigy AG......................        1,847,526
                                                   ---------------
              FOODS & BEVERAGES
       1,575  Nestle AG..........................        1,796,229
                                                   ---------------
              TOTAL SWITZERLAND..................        5,496,748
                                                   ---------------

              UNITED KINGDOM (9.9%)
              BANKING
     488,000  Hambros PLC........................        1,757,112
     351,960  Lloyds TSB Group PLC...............        1,720,662
     177,000  National Westminster Bank
                PLC..............................        1,686,683
                                                   ---------------
                                                         5,164,457
                                                   ---------------
              BREWERS
     132,500  Bass PLC...........................        1,659,515
     163,000  Scottish & Newcastle Breweries
                PLC..............................        1,669,642
                                                   ---------------
                                                         3,329,157
                                                   ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--GLOBAL DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
   SHARES                                               VALUE
------------                                       ---------------
              FOODS & BEVERAGES
   1,053,000  Hazlewood Foods PLC................  $     1,601,571
     593,000  Hillsdown Holdings PLC.............        1,595,955
                                                   ---------------
                                                         3,197,526
                                                   ---------------
              MULTI-INDUSTRY
     634,000  Hanson PLC.........................        1,771,142
                                                   ---------------
              NATURAL GAS
     600,000  British Gas PLC....................        1,666,848
                                                   ---------------
              RETAIL - MERCHANDISING
     363,000  Tesco PLC..........................        1,661,959
                                                   ---------------
              STEEL & IRON
     670,000  British Steel PLC..................        1,700,138
                                                   ---------------
              TELECOMMUNICATIONS
     315,000  British Telecommunications PLC.....        1,691,525
                                                   ---------------
              TOBACCO
     222,000  B.A.T. Industries PLC..............        1,726,165
                                                   ---------------
              UTILITIES - ELECTRIC
     363,000  Scottish Hydro-Electric PLC........        1,667,593
                                                   ---------------
              UTILITIES - WATER
     155,000  Hyder PLC..........................        1,707,976
     121,500  Hyder PLC (Pref.)..................          183,382
     191,000  Severn Trent PLC...................        1,612,590
                                                   ---------------
                                                         3,503,948
                                                   ---------------
              TOTAL UNITED KINGDOM...............       27,080,458
                                                   ---------------
              UNITED STATES (30.4%)
              AEROSPACE & DEFENSE
      61,700  Northrop Grumman Corp..............        4,203,312
                                                   ---------------
              AUTOMOTIVE
     128,500  Ford Motor Co......................        4,160,187
                                                   ---------------
              BANKS
      55,700  BankAmerica Corp...................        4,219,275
     108,800  KeyCorp............................        4,216,000
                                                   ---------------
                                                         8,435,275
                                                   ---------------
              CHEMICALS
     129,800  Monsanto Co........................        4,218,500
                                                   ---------------
              COMPUTERS - SYSTEMS
      41,900  International Business Machines
                Corp.............................        4,148,100
                                                   ---------------
 NUMBER OF
   SHARES                                               VALUE
------------                                       ---------------
              CONGLOMERATES
      60,100  Minnesota Mining & Manufacturing
                Co...............................  $     4,146,900
      82,900  Tenneco, Inc.......................        4,238,262
                                                   ---------------
                                                         8,385,162
                                                   ---------------
              MACHINERY - DIVERSIFIED
     105,400  Deere & Co.........................        4,216,000
                                                   ---------------
              METALS & MINING
      67,600  Phelps Dodge Corp..................        4,216,550
                                                   ---------------
              OIL - DOMESTIC
     104,900  Ashland, Inc.......................        4,156,663
                                                   ---------------
              OIL INTEGRATED - INTERNATIONAL
      69,800  Chevron Corp.......................        4,118,200
                                                   ---------------
              PAPER & FOREST PRODUCTS
     111,400  International Paper Co.............        4,107,875
                                                   ---------------
              PHARMACEUTICALS
      46,400  Bristol-Myers Squibb Co............        4,176,000
                                                   ---------------
              RAILROADS
      61,500  Conrail, Inc.......................        4,082,063
                                                   ---------------
              RETAIL
      41,000  Dayton-Hudson Corp.................        4,228,125
                                                   ---------------
              TELECOMMUNICATIONS
     102,200  Sprint Corp........................        4,292,400
                                                   ---------------
              TIRE & RUBBER GOODS
      86,500  Goodyear Tire & Rubber Co..........        4,173,625
                                                   ---------------
              TOBACCO
      39,800  Philip Morris Companies, Inc.......        4,139,200
                                                   ---------------
              UTILITIES - ELECTRIC
     145,000  Pacific Gas & Electric Co..........        3,371,250
                                                   ---------------
              TOTAL UNITED STATES................       82,828,487
                                                   ---------------

TOTAL COMMON AND PREFERRED STOCKS
  (IDENTIFIED COST $242,632,323)
  (A)............................       99.6%    271,575,052

CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES.................        0.4       1,002,875
                                   ----------  -------------

NET ASSETS.......................      100.0%  $ 272,577,927
                                   ----------  -------------
                                   ----------  -------------

------------------
(A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $33,279,819 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $4,337,090, RESULTING IN NET UNREALIZED APPRECIATION OF $28,942,729.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--GLOBAL DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 1996:

                                                UNREALIZED
  CONTRACTS TO      IN EXCHANGE     DELIVERY   APPRECIATION
    RECEIVE             FOR           DATE    (DEPRECIATION)
----------------  ----------------  --------  ---------------
$        210,466  DEM      322,770  07/01/96  $       (1,340)
DEM      388,270  $        255,256  07/01/96            (469)
Y     20,975,864  $        192,087  07/01/96            (858)
$         59,833  CHF       75,485  07/02/96            (411)
$         39,388  CHF       49,377  07/02/96             (19)
$         73,911  Y      8,116,937  07/02/96             (87)
L         49,446  $         76,211  07/02/96             529
Y     21,226,835  $        193,288  07/02/96             229
$         31,535  DEM       48,071  07/03/96             (10)
L         50,401  $         78,147  07/03/96              76
L        187,330  $        289,744  07/03/96             993
Y     13,097,828  $        119,310  07/03/96              98
$        164,896  DEM      251,368  07/05/96             (54)
$         52,917  DEM       80,693  07/05/96             (35)
$         21,968  FRF      113,245  07/31/96             (13)
FRF      299,045  $         57,695  07/31/96             349
                                                     -------
                  Net unrealized depreciation........$(1,022)
                                                     -------
                                                     -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--GLOBAL DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                             PERCENT OF
INDUSTRY                        VALUE        NET ASSETS
--------------------------  --------------  -------------
Aerospace & Defense.......  $    4,203,312          1.6%
Appliances & Household
  Durables................         906,215          0.3
Automotive................      10,185,166          3.7
Banking...................      14,021,489          5.2
Banks.....................       8,435,275          3.1
Banks - Commercial........       1,780,970          0.7
Brewers...................       6,309,921          2.3
Building & Construction...      10,098,494          3.7
Chemicals.................       9,788,218          3.6
Computer Services.........       3,060,625          1.1
Computers - Systems.......       4,148,100          1.5
Conglomerates.............      11,522,035          4.2
Electronics & Electrical..      27,617,358         10.1
Entertainment & Leisure
  Time....................       6,081,101          2.2
Financial Services........       4,477,074          1.7
Foods & Beverages.........      13,666,051          5.0
Health & Personal Care....       1,412,691          0.5
Household Products........       1,731,017          0.6
Insurance.................         894,320          0.3
Machinery - Diversified...      11,849,103          4.4
Metals & Mining...........       4,216,550          1.5
Multi-Industry............      12,481,333          4.6
Natural Gas...............       5,077,170          1.9

                                             PERCENT OF
INDUSTRY                        VALUE        NET ASSETS
--------------------------  --------------  -------------

Oil.......................  $      894,762          0.3%
Oil & Gas Products........       1,853,938          0.7
Oil - Domestic............       4,156,663          1.5
Oil Integrated -
  International...........       7,601,212          2.8
Oil Related...............       3,984,452          1.5
Paper & Forest Products...       5,469,731          2.0
Pharmaceuticals...........      10,286,128          3.8
Railroads.................       4,082,063          1.5
Real Estate...............       2,139,189          0.8
Retail....................       4,228,125          1.6
Retail - Department
  Stores..................       1,373,253          0.5
Retail - Merchandising....       1,661,959          0.6
Steel & Iron..............       3,050,581          1.1
Telecommunications........      16,161,339          5.9
Television................       1,666,647          0.6
Textiles..................         873,822          0.3
Textiles - Apparel........       3,065,710          1.1
Tire & Rubber Goods.......       4,173,625          1.5
Tobacco...................       5,865,365          2.2
Transportation............       2,987,146          1.1
Utilities - Electric......       8,531,806          3.1
Utilities - Water.........       3,503,948          1.3
                            --------------        -----
                            $  271,575,052         99.6%
                            --------------        -----
                            --------------        -----

--------------------------------------------------------------------------------

                                                                                                         PERCENT OF
TYPE OF INVESTMENT                                                                          VALUE        NET ASSETS
--------------------------------------------------------------------------------------  --------------  -------------
Common Stocks.........................................................................  $  270,071,045         99.1%
Preferred Stocks......................................................................       1,504,007          0.5
                                                                                        --------------        -----
                                                                                        $  271,575,052         99.6%
                                                                                        --------------        -----
                                                                                        --------------        -----

DEAN WITTER VARIABLE INVESTMENT SERIES--EUROPEAN GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                    ---------------
                 COMMON AND PREFERRED STOCKS, BONDS, WARRANTS AND
                   RIGHTS (95.8%)
                 AUSTRIA (1.2%)
                 OIL & GAS PRODUCTS
        12,000   OMV AG..........................  $     1,214,099
                                                   ---------------
                 TRANSPORTATION
        22,000   Flughafen Wien AG...............        1,508,859
                                                   ---------------
                 TOTAL AUSTRIA...................        2,722,958
                                                   ---------------
                 BELGIUM (1.1%)
                 RETAIL
        59,927   G.I.B. Holdings Ltd.............        2,687,464
                                                   ---------------
                 DENMARK (1.5%)
                 AIR TRANSPORT
        14,700   Kobenhavns Lufthavne AS.........        1,452,223
                                                   ---------------
                 PHARMACEUTICALS
        14,000   Novo-Nordisk AS (Series B)......        1,979,220
                                                   ---------------
                 TOTAL DENMARK...................        3,431,443
                                                   ---------------
                 FINLAND (0.6%)
                 ELECTRONICS
        36,600   Nokia AB (Series A).............        1,349,331
                                                   ---------------
                 FRANCE (14.0%)
                 BUILDING MATERIALS
        15,530   IMETAL..........................        2,200,485
                                                   ---------------
                 ELECTRICAL EQUIPMENT
         4,000   Legrand S.A. (Pref.)............          469,721
                                                   ---------------
                 ELECTRONICS
        63,650   SGS-Thomson Microelectronics
                   NV*...........................        2,236,151
                                                   ---------------
                 FINANCIAL SERVICES
        10,200   Cetelem Groupe..................        2,290,644
                                                   ---------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         8,000   BIC S.A.........................        1,135,093
        13,535   LVMH Moet-Hennessy Louis
                   Vuitton.......................        3,207,732
        78,000   SEITA...........................        3,572,981
                                                   ---------------
                                                         7,915,806
                                                   ---------------
                 INSURANCE
        48,565   Scor S.A........................        1,890,001
                                                   ---------------
                 PHARMACEUTICALS
        39,587   Sanofi S.A......................        2,964,415
     FRF     2K  Sanofi S.A. 4.00% due 01/01/00
                   (Conv. Pref.).................          186,353
                                                   ---------------
                                                         3,150,768
                                                   ---------------
                 RETAIL
         7,326   Carrefour Supermarche*..........        4,100,967
        12,377   Castorama Dubois
                   Investissement................        2,436,001
      FRF  495   Castorama Dubois Investissement
                   3.15% due 01/01/03 (Conv.
                   Pref.)........................          115,295
                                                   ---------------
                                                         6,652,263
                                                   ---------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                    ---------------
                 STEEL & IRON
       125,000   Usinor Sacilor..................  $     1,801,485
                                                   ---------------
                 TEXTILES
        19,500   Christian Dior S.A..............        2,535,908
         3,500   Christian Dior S.A.
                   (Warrants due 06/30/98)*......           73,370
         6,454   Hermes International............        1,703,696
                                                   ---------------
                                                         4,312,974
                                                   ---------------
                 TOTAL FRANCE....................       32,920,298
                                                   ---------------

                 GERMANY (8.6%)
                 AUTOMOTIVE
         3,900   BMW AG..........................        2,258,514
         6,890   Volkswagen AG...................        2,556,792
                                                   ---------------
                                                         4,815,306
                                                   ---------------
                 CHEMICALS
         8,200   BASF AG.........................        2,340,705
        98,650   Bayer AG........................        3,479,518
        20,000   SGL Carbon AG...................        2,336,111
                                                   ---------------
                                                         8,156,334
                                                   ---------------
                 HEALTH & PERSONAL CARE
         5,220   Rhoen-Klinikum AG...............          671,383
        12,780   Rhoen-Klinikum AG (Pref.).......        1,467,616
                                                   ---------------
                                                         2,138,999
                                                   ---------------
                 MANUFACTURING
        28,700   Adidas AG.......................        2,408,773
                                                   ---------------
                 MERCHANDISING
         3,850   Gehe AG.........................        2,652,733
                                                   ---------------
                 TOTAL GERMANY...................       20,172,145
                                                   ---------------

                 ITALY (4.2%)
                 FOOD MANUFACTURER
     1,091,000   Parmalat Finanzeria SpA.........        1,465,098
                                                   ---------------
                 HOUSEHOLD FURNISHINGS & APPLIANCES
        29,700   Industrie Natuzzi SpA (ADR).....        1,522,125
                                                   ---------------
                 OIL & GAS PRODUCTS
       653,700   Ente Nazionale Idrocarburi
                   SpA...........................        3,257,846
                                                   ---------------
                 TELECOMMUNICATIONS
     1,599,750   Telecom Italia Mobile SpA.......        3,571,802
                                                   ---------------
                 TOTAL ITALY.....................        9,816,871
                                                   ---------------

                 NETHERLANDS (13.2%)
                 BANKING
        51,700   ABN-AMRO Holding NV.............        2,771,534
                                                   ---------------
                 FOOD DISTRIBUTION
        51,194   Koninklijke Ahold NV............        2,771,373
                                                   ---------------
                 FOOD PROCESSING
        20,696   Nutricia Vereenigde Bedrijven
                   NV............................        2,186,240
                                                   ---------------
                 INSURANCE
        59,008   Aegon NV........................        2,714,361
        87,280   ING Groep NV....................        2,599,960
                                                   ---------------
                                                         5,314,321
                                                   ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--EUROPEAN GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                    ---------------
                 MANUFACTURING
        37,550   ASM Lithography Holding
                   NV*...........................  $     1,549,292
                                                   ---------------
                 MERCHANDISING
        20,000   Gucci Group NV..................        1,294,551
                                                   ---------------
                 MULTI-INDUSTRY
        55,365   Hunter Douglas NV...............        3,774,813
                                                   ---------------
                 PUBLISHING
       241,000   Elsevier NV.....................        3,653,011
       157,000   Ver Ned Uitgev Ver Bezit NV.....        2,434,892
        20,335   Wegener NV......................        2,152,866
        26,232   Wolters Kluwer NV...............        2,976,757
                                                   ---------------
                                                        11,217,526
                                                   ---------------
                 TOTAL NETHERLANDS...............       30,879,650
                                                   ---------------
                 NORWAY (0.4%)
                 INSURANCE
       225,000   UNI Storebrand AS*..............        1,010,412
                                                   ---------------
                 SPAIN (6.1%)
                 BANKS
        71,686   Banco Bilbao Vizcaya............        2,902,109
        12,946   Banco Popular Espanol S.A.......        2,306,448
                                                   ---------------
                                                         5,208,557
                                                   ---------------
                 FINANCIAL SERVICES
        28,160   Corporacion Financiera Alba.....        2,341,541
                                                   ---------------
                 OIL RELATED
        20,116   Gas Natural SDG S.A.
                   (Series E)....................        4,220,908
                                                   ---------------
                 UTILITIES
       239,750   Iberdrola S.A...................        2,459,214
                                                   ---------------
                 TOTAL SPAIN.....................       14,230,220
                                                   ---------------
                 SWEDEN (9.3%)
                 BUSINESS SERVICES
       100,000   Assa Abloy AB (Series B)........        1,444,956
       183,000   Securitas AB
                   (Series "B" Free).............        3,828,682
                                                   ---------------
                                                         5,273,638
                                                   ---------------
                 HEALTH & PERSONAL CARE
       131,868   Getinge Industrier AB
                   (B Shares)....................        2,481,035
                                                   ---------------
                 INSURANCE
       122,381   Scandia Forsakrings AB..........        3,232,768
                                                   ---------------
                 MACHINERY
       100,000   Kalmar Industries AB............        2,107,228
                                                   ---------------
                 PHARMACEUTICALS
        45,525   Astra AB (Series "A" Free)......        2,007,710
                                                   ---------------
                 RETAIL
        40,160   Hennes & Mauritz AB
                   (B Shares)....................        3,717,511
                                                   ---------------
                 TELECOMMUNICATION EQUIPMENT
       133,400   Ericsson (L.M.) Telephone Co. AB
                   (Series "B" Free).............        2,871,279
                                                   ---------------
                 TOTAL SWEDEN....................       21,691,169
                                                   ---------------
                 SWITZERLAND (5.8%)
                 BUSINESS SERVICES
           400   Societe Generale de Surveillance
                   Holdings S.A..................          956,105
                                                   ---------------
SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                    ---------------
                 INSURANCE
         2,000   Schweizerische
                   Rueckversicherungs-
                   Gesellschaft..................  $     2,051,078
                                                   ---------------
                 MULTI-INDUSTRY
         2,260   ABB AG..........................        2,792,083
                                                   ---------------
                 PHARMACEUTICALS
         1,294   Ciba-Geigy AG...................        1,574,900
           365   Roche Holdings AG...............        2,780,467
         2,050   Sandoz AG.......................        2,341,221
         1,000   Sandoz AG (Series B)............        1,135,674
                                                   ---------------
                                                         7,832,262
                                                   ---------------
                 TOTAL SWITZERLAND...............       13,631,528
                                                   ---------------

                 UNITED KINGDOM (29.8%)
                 AEROSPACE & DEFENSE
       133,333   British Aerospace PLC...........        2,013,456
                                                   ---------------
                 AUTOMOTIVE
       405,000   BBA Group PLC...................        1,935,022
       450,000   Rolls-Royce PLC.................        1,557,432
                                                   ---------------
                                                         3,492,454
                                                   ---------------
                 BANKING
       225,000   Abbey National PLC..............        1,896,156
       100,000   National Westminster Bank
                   PLC...........................          952,928
       180,000   TSB Group PLC...................          879,984
                                                   ---------------
                                                         3,729,068
                                                   ---------------
                 BREWERS
       145,000   Scottish & Newcastle Breweries
                   PLC...........................        1,485,264
       235,000   Vaux Group PLC..................        1,035,805
                                                   ---------------
                                                         2,521,069
                                                   ---------------
                 BROADCAST MEDIA
       147,000   British Sky Broadcasting Group
                   PLC...........................        1,003,834
       155,000   Flextech PLC*...................        1,222,045
                                                   ---------------
                                                         2,225,879
                                                   ---------------
                 BUILDING & CONSTRUCTION
       313,000   Blue Circle Industries PLC......        1,748,794
       207,400   CRH PLC.........................        2,098,689
       217,800   Williams Holdings PLC...........        1,139,146
                                                   ---------------
                                                         4,986,629
                                                   ---------------
                 BUSINESS SERVICES
       150,000   Reuters Holdings PLC............        1,813,512
                                                   ---------------
                 CHEMICALS
       306,000   Albright & Wilson PLC...........          845,343
                                                   ---------------
                 COMPUTER SOFTWARE & SERVICES
       151,500   Sage Group (The) PLC............        1,147,425
        96,000   SEMA Group PLC..................        1,095,091
                                                   ---------------
                                                         2,242,516
                                                   ---------------
                 COMPUTERS
       350,000   Amstrad PLC.....................        1,048,376
                                                   ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--EUROPEAN GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                    ---------------
                 CONGLOMERATES
       152,000   BTR PLC.........................  $       596,837
       415,000   Tomkins PLC.....................        1,558,674
                                                   ---------------
                                                         2,155,511
                                                   ---------------
                 ELECTRICAL EQUIPMENT
       145,250   The BICC Group PLC..............          703,335
                                                   ---------------
                 FOOD PROCESSING
       275,000   Associated British Foods PLC....        1,651,716
                                                   ---------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        94,261   B.A.T. Industries PLC...........          732,928
       187,000   Grand Metropolitan PLC..........        1,239,256
       177,500   Tate & Lyle PLC.................        1,261,698
                                                   ---------------
                                                         3,233,882
                                                   ---------------
                 FOREST PRODUCTS, PAPER & PACKAGING
        90,000   De La Rue PLC...................          828,302
                                                   ---------------
                 INSURANCE
        55,000   Britannic Assurance PLC.........          613,738
       123,057   Commercial Union PLC............        1,103,413
       261,200   Prudential Corp. PLC............        1,645,853
       213,000   Royal Insurance Holdings PLC....        1,315,692
       100,000   Sun Alliance Group PLC..........          578,896
                                                   ---------------
                                                         5,257,592
                                                   ---------------
                 LEISURE
       180,000   Granada Group PLC...............        2,402,496
                                                   ---------------
                 METALS & MINING
       125,750   Smiths Industries PLC...........        1,375,906
                                                   ---------------
                 MISCELLANEOUS
       146,000   Vendome Luxury Group PLC
                   (Units)++.....................        1,355,020
                                                   ---------------
                 NATURAL GAS
       240,000   British Gas PLC.................          666,739
                                                   ---------------
                 OIL RELATED
       591,000   Lasmo PLC.......................        1,605,156
       245,000   Shell Transport & Trading Co.
                   PLC...........................        3,589,466
                                                   ---------------
                                                         5,194,622
                                                   ---------------
                 PHARMACEUTICALS
        17,050   British Biotech PLC*............          653,602
         2,131   British Biotech PLC (Rights)*...           12,899
       279,100   Glaxo Wellcome PLC..............        3,755,525
       554,166   Medeva PLC......................        2,167,365
                                                   ---------------
                                                         6,589,391
                                                   ---------------
                 REAL ESTATE
       205,100   Hammerson PLC...................        1,165,034
                                                   ---------------
SHARES/PRINCIPAL
    AMOUNT                                              VALUE
---------------                                    ---------------

                 RETAIL
        74,000   Boots Co. PLC...................  $       663,821
       100,000   Great Universal Stores PLC......        1,014,232
       247,000   Morrison (W.M.) Supermarkets
                   PLC...........................          596,100
       214,000   Next PLC........................        1,869,881
       140,000   W.H. Smith Group PLC
                   (Class A).....................        1,029,907
                                                   ---------------
                                                         5,173,941
                                                   ---------------
                 TELECOMMUNICATIONS
       674,700   British Telecommunications
                   PLC...........................        3,623,085
       400,635   Securicor Group PLC
                   (Class A).....................        1,625,969
                                                   ---------------
                                                         5,249,054
                                                   ---------------
                 TRANSPORTATION
       140,500   British Airways PLC.............        1,205,850
                                                   ---------------
                 UTILITIES
       180,000   Scottish Power PLC..............          846,461
                                                   ---------------
                 TOTAL UNITED KINGDOM............       69,973,154
                                                   ---------------
                 TOTAL COMMON AND PREFERRED
                 STOCKS, BONDS, WARRANTS AND
                 RIGHTS
                 (IDENTIFIED COST
                 $178,129,189)...................      224,516,643
                                                   ---------------

   CURRENCY
  AMOUNT (IN
  THOUSANDS)
---------------
                 PURCHASED PUT OPTION ON FOREIGN CURRENCY (0.1%)
    FRF 16,500   November 5, 1996/FRF 5.192
                   (Identified Cost $333,300)....          194,700
                                                   ---------------

   PRINCIPAL
  AMOUNT (IN
  THOUSANDS)
---------------
                 SHORT-TERM INVESTMENT (A) (3.0%)
                 U.S. GOVERNMENT AGENCY
 $       7,000   Federal Home Loan Mortgage Corp.
                   5.26% due 07/03/96 (Amortized
                   Cost $6,997,954)..............        6,997,954
                                                   ---------------

TOTAL INVESTMENTS (IDENTIFIED
  COST $185,460,443) (B).........       98.9%    231,709,297

CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES.................        1.1       2,480,229
                                   ----------  -------------
NET ASSETS.......................      100.0%  $ 234,189,526
                                   ----------  -------------
                                   ----------  -------------

------------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 K   IN THOUSANDS.
 *   NON-INCOME PRODUCING SECURITY.
++ CONSISTS OF MORE THAN ONE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; GENERALLY STOCKS WITH ATTACHED STOCKS/ WARRANTS.
(A) SECURITY WAS PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $49,619,563 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $3,370,709, RESULTING IN NET UNREALIZED APPRECIATION OF $46,248,854.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--EUROPEAN GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 1996:

                                                UNREALIZED
  CONTRACTS TO      IN EXCHANGE     DELIVERY   APPRECIATION
    RECEIVE             FOR           DATE    (DEPRECIATION)
----------------  ----------------  --------  ---------------
CHF    1,294,749  $      1,033,319  07/01/96  $       (2,314)
$        270,304  L        174,165  07/01/96            (122)
CHF    1,287,990  $      1,027,925  07/02/96            (657)
$        195,576  DEM      298,038  07/02/96              90
L        154,356  $        239,560  07/02/96           1,482
L         28,096  $         43,605  07/03/96              90
                                                     -------
                         Net unrealized
                         depreciation................$(1,431)
                                                     -------
                                                     -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--EUROPEAN GROWTH
SUMMARY OF INVESTMENTS JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PERCENT OF
INDUSTRY                        VALUE        NET ASSETS
--------------------------  --------------  -------------
Aerospace & Defense.......  $    2,013,456          0.9%
Air Transport.............       1,452,223          0.6
Automotive................       8,307,760          3.5
Banking...................       6,500,602          2.8
Banks.....................       5,208,557          2.2
Brewers...................       2,521,069          1.1
Broadcast Media...........       2,225,878          1.0
Building & Construction...       4,986,629          2.1
Building Materials........       2,200,485          1.0
Business Services.........       8,043,256          3.4
Chemicals.................       9,001,677          3.8
Computer Software &
  Services................       2,242,516          1.0
Computers.................       1,048,376          0.4
Conglomerates.............       2,155,511          0.9
Electrical Equipment......       1,173,056          0.5
Electronics...............       3,585,482          1.5
Financial Services........       4,632,186          2.0
Food Distribution.........       2,771,373          1.2
Food Manufacturer.........       1,465,098          0.6
Food Processing...........       3,837,956          1.7
Food, Beverage, Tobacco &
  Household Products......      11,149,690          4.8
Foreign Currency Put
  Option..................         194,700          0.1
Forest Products, Paper &
  Packaging...............         828,302          0.3
Health & Personal Care....       4,620,034          2.0

                                             PERCENT OF
INDUSTRY                        VALUE        NET ASSETS
--------------------------  --------------  -------------
Household Furnishings &
  Appliances..............  $    1,522,125          0.7%
Insurance.................      18,756,171          8.0
Leisure...................       2,402,496          1.0
Machinery.................       2,107,228          0.9
Manufacturing.............       3,958,065          1.6
Merchandising.............       3,947,284          1.6
Metals & Mining...........       1,375,906          0.6
Miscellaneous.............       1,355,020          0.5
Multi-Industry............       6,566,896          2.8
Natural Gas...............         666,739          0.2
Oil & Gas Products........       4,471,946          1.8
Oil Related...............       9,415,529          4.1
Pharmaceuticals...........      21,559,351          9.3
Publishing................      11,217,526          4.8
Real Estate...............       1,165,034          0.5
Retail....................      18,231,179          7.8
Steel & Iron..............       1,801,485          0.8
Telecommunication
  Equipment...............       2,871,278          1.2
Telecommunications........       8,820,856          3.8
Textiles..................       4,312,974          1.9
Transportation............       2,714,708          1.2
U.S. Government Agency....       6,997,954          3.0
Utilities.................       3,305,675          1.4
                            --------------        -----
                            $  231,709,297         98.9%
                            --------------        -----
                            --------------        -----

--------------------------------------------------------------------------------

                                                                                                         PERCENT OF
TYPE OF INVESTMENT                                                                          VALUE        NET ASSETS
--------------------------------------------------------------------------------------  --------------  -------------
Common Stocks.........................................................................  $  222,191,389         94.9%
Convertible Preferred Stocks..........................................................         301,648          0.1
Foreign Currency Put Option...........................................................         194,700          0.1
Preferred Stocks......................................................................       1,937,337          0.8
Rights................................................................................          12,899       --
Short-Term Investment.................................................................       6,997,954          3.0
Warrants..............................................................................          73,370       --
                                                                                        --------------        -----
                                                                                        $  231,709,297         98.9%
                                                                                        --------------        -----
                                                                                        --------------        -----

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                             VALUE
---------------                                   ---------------
                 COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS
                   AND BONDS (96.2%)
                 AUSTRALIA (1.5%)
                 COMMERCIAL SERVICES
        75,000   Mayne Nickless Ltd.............  $       438,667
                                                  ---------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        99,000   Fosters Brewing Group Ltd.
                   (New)........................          170,673
                                                  ---------------
                 METALS & MINING
        18,000   CRA Ltd........................          277,157
       200,000   M.I.M. Holdings, Ltd...........          258,202
       130,000   North Ltd......................          373,526
        38,750   Odin Mining & Investment Co.,
                   Ltd..........................            7,779
                                                  ---------------
                                                          916,664
                                                  ---------------
                 OIL RELATED
       100,000   Santos, Ltd....................          346,368
        50,000   Woodside Petroleum Ltd.........          300,710
                                                  ---------------
                                                          647,078
                                                  ---------------
                 TRANSPORTATION
        14,500   Brambles Industries, Ltd.......          201,807
                                                  ---------------
                 TOTAL AUSTRALIA................        2,374,889
                                                  ---------------
                 CHINA (0.6%)
                 TRANSPORTATION
       160,000   Jinhui Shipping and
                   Transportation Ltd...........          152,561
                                                  ---------------
                 UTILITIES
        20,000   Huaneng Power International,
                   Inc. (ADR)*..................          357,500
        45,000   Shandong Huaneng Power Co.,
                   Ltd. (ADR)...................          371,250
                                                  ---------------
                                                          728,750
                                                  ---------------
                 TOTAL CHINA....................          881,311
                                                  ---------------
                 HONG KONG (21.5%)
                 BANKING
       163,000   Bank of East Asia, Ltd.........          595,966
        80,000   Dao Heng Bank Group Ltd........          309,036
        75,000   Guoco Group Ltd................          357,549
       100,000   Hang Seng Bank Ltd.............        1,007,726
        92,000   HSBC Holdings PLC..............        1,390,662
       500,000   International Bank of Asia.....          322,989
                                                  ---------------
                                                        3,983,928
                                                  ---------------
                 BUSINESS SERVICES
       350,000   First Pacific Co. Ltd..........          538,100
                                                  ---------------
                 CONGLOMERATES
       150,000   Citic Pacific, Ltd.............          606,573
       106,136   Henderson China Holding
                   Ltd.*........................          237,223
       425,000   Hutchison Whampoa, Ltd.........        2,674,027
        60,000   Jardine Matheson Holdings
                   Ltd..........................          441,000
       120,170   New World Infrastructure
                   Ltd.*........................          256,170
       234,000   Swire Pacific Ltd. (Class A)...        2,002,855
                                                  ---------------
                                                        6,217,848
                                                  ---------------

SHARES/PRINCIPAL
    AMOUNT                                             VALUE
---------------                                   ---------------
                 ELECTRONIC & ELECTRICAL EQUIPMENT
       250,000   ASM Pacific Technology Ltd.....  $       197,023
                                                  ---------------
                 ENGINEERING & CONSTRUCTION
       600,000   Road King Infrastructure
                   Ltd.*........................          657,768
                                                  ---------------
                 FINANCIAL SERVICES
         $ 425K  Henderson Capital International
                   4.50% due 10/27/96 (Conv.)...          358,062
     1,000,000   Manhattan Card Co. Ltd.........          478,024
         $ 120 K Paliburg International Finance
                   - 144A** 3.50% due 02/06/01
                   (Conv.)......................          116,700
                                                  ---------------
                                                          952,786
                                                  ---------------
                 FOOD PROCESSING
     1,000,000   Tingyi Holding Co..............          274,541
                                                  ---------------
                 HOTELS/MOTELS
       224,000   Shangri-La Asia Ltd............          313,997
                                                  ---------------
                 INSURANCE
       389,000   National Mutual Asia Ltd.......          341,748
                                                  ---------------
                 INVESTMENT COMPANIES
       800,000   Guangdong Investments..........          506,447
                                                  ---------------
                 LEISURE
     1,775,000   CDL Hotels International,
                   Ltd..........................          974,620
                                                  ---------------
                 OIL RELATED
       505,000   Hong Kong & China Gas
                   Co...........................          805,761
        39,500   Hong Kong & China Gas
                   Co. (Warrants due
                   09/30/97)*...................           10,334
                                                  ---------------
                                                          816,095
                                                  ---------------
                 PUBLISHING
       550,000   South China Morning Post
                   (Holdings) Ltd...............          376,605
                                                  ---------------
                 REAL ESTATE
       487,000   Amoy Properties, Ltd...........          588,286
       442,000   Cheung Kong (Holdings)
                   Ltd..........................        3,183,574
       200,000   Great Eagle Holding Co.........          585,256
       330,000   Henderson Investment, Ltd......          296,310
       119,000   Henderson Land Development Co.
                   Ltd..........................          891,708
       380,000   Hong Kong Land Holdings
                   Ltd..........................          855,000
       125,000   Hysan Development Co.
                   Ltd..........................          382,742
         6,250   Hysan Development Co.
                   Ltd. (Warrants due
                   04/30/98)*...................            3,311
        90,000   New Asia Realty & Trust Co.
                   (Class A)....................          290,690
       155,000   New World Development..........          718,909
       285,000   Sun Hung Kai Properties
                   Ltd..........................        2,881,224
       167,000   Wharf (Holdings) Ltd...........          597,646
                                                  ---------------
                                                       11,274,656
                                                  ---------------
                 RETAIL
       266,000   Dickson Concepts International
                   Ltd..........................          340,224
                                                  ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                             VALUE
---------------                                   ---------------
                 RETAIL - SPECIALTY
       480,000   Giordano International Ltd.....  $       465,104
                                                  ---------------
                 TELECOMMUNICATIONS
     1,303,400   Hong Kong Telecommunications
                   Ltd..........................        2,340,671
                                                  ---------------
                 TRANSPORTATION
       200,000   Cathay Pacific Airways.........          366,916
       944,000   The Guangshen Railway Co.,
                   Ltd..........................          356,735
                                                  ---------------
                                                          723,651
                                                  ---------------
                 UTILITIES
        70,500   China Light & Power Co.
                   Ltd..........................          319,701
       300,000   Consolidated Electric Power
                   Asia Ltd.....................          496,111
       240,000   Hong Kong Electric Holdings
                   Ltd..........................          731,764
                                                  ---------------
                                                        1,547,576
                                                  ---------------
                 TOTAL HONG KONG................       32,843,388
                                                  ---------------
                 INDONESIA (8.3%)
                 AUTOMOTIVE
       530,000   PT Astra International.........          769,024
     1,250,000   PT Gadjah Tunggal..............          618,014
                                                  ---------------
                                                        1,387,038
                                                  ---------------
                 BANKING
       300,000   PT Bank Dagang Nasional
                   Indonesia....................          251,505
       220,000   PT Bank Internasional
                   Indonesia....................        1,087,704
                                                  ---------------
                                                        1,339,209
                                                  ---------------
                 BUILDING & CONSTRUCTION
       170,000   PT Indocement..................          584,695
                                                  ---------------
                 BUILDING MATERIALS
       688,380   PT Mulia Industrindo...........        1,021,028
       275,352   PT Mulia Industrindo
                   (Nil Paid) (Rights)*.........          207,165
       200,000   PT Semen Gresik
                   (Alien Market)...............          582,545
                                                  ---------------
                                                        1,810,738
                                                  ---------------
                 COMMERCIAL SERVICES
       300,000   PT Steady Safe.................          432,072
                                                  ---------------
                 CONSTRUCTION EQUIPMENT
       340,000   PT United Tractors.............          537,188
                                                  ---------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
       130,000   PT Hanjaya Mandala
                   Sampoerna....................        1,481,083
       121,775   PT Indofood Sukses
                   Makmur.......................          549,715
                                                  ---------------
                                                        2,030,798
                                                  ---------------
                 FOREST PRODUCTS, PAPER & PACKAGING
       500,000   PT Indah Kiat Pulp Paper
                   Corp.........................          489,037
         6,144   PT Pabrikkertas Tjiwi Kimia....            6,274
                                                  ---------------
                                                          495,311
                                                  ---------------
SHARES/PRINCIPAL
    AMOUNT                                             VALUE
---------------                                   ---------------
                 INVESTMENT COMPANIES
             1   Peregrine Indonesia*
                   (Units)++***.................  $       445,000
                                                  ---------------
                 MACHINERY
       300,000   PT Bukaka Teknik Utama.........          451,419
                                                  ---------------
                 METALS
       660,000   PT Tambang Timah...............        1,220,120
                                                  ---------------
                 PHARMACEUTICALS
        90,000   PT Tempo Scan Pacific..........          193,465
                                                  ---------------
                 PHOTOGRAPHY
        95,000   PT Modern Photo &
                   Film Co......................          408,427
                                                  ---------------
                 TELECOMMUNICATIONS
       240,000   PT Indosat.....................          807,395
       300,000   PT Telekomunikasi Indonesia....          454,643
                                                  ---------------
                                                        1,262,038
                                                  ---------------
                 TOTAL INDONESIA................       12,597,518
                                                  ---------------
                 JAPAN (13.2%)
                 AEROSPACE & DEFENSE
        35,000   Ishikawajima-Harima Heavy
                   Industry.....................          170,708
                                                  ---------------
                 AUTOMOTIVE
         1,000   Autobacs Seven Co..............           96,636
        11,000   Honda Motor Co.................          284,803
        46,000   Isuzu Motors Ltd...............          262,522
        12,000   Toyota Motor Corp..............          299,754
                                                  ---------------
                                                          943,715
                                                  ---------------
                 BANKING
        17,000   Asahi Bank, Ltd................          196,827
        11,450   Bank of Tokyo - Mitsubishi
                   Ltd..........................          265,138
         6,000   Bank of Tokyo - Mitsubishi
                   Ltd.*........................          139,484
         9,000   Dai-Ichi Kangyo Bank...........          167,381
        15,000   Long Term Credit Bank of
                   Japan........................          116,100
        20,000   Mitsui Trust & Banking.........          233,385
        13,000   Sanwa Bank, Ltd................          240,587
        15,000   Shizuoka Bank..................          192,816
        10,000   Sumitomo Bank..................          193,272
        14,000   Sumitomo Trust & Banking.......          191,449
                                                  ---------------
                                                        1,936,439
                                                  ---------------
                 BUILDING & CONSTRUCTION
         3,000   Higashi Nihon House............           52,512
         3,300   Japan Industrial Land
                   Development..................          103,191
        22,000   Kajima Corp....................          226,639
         5,000   Kaneshita Construction.........           63,816
        11,000   Maeda Road Construction........          189,534
         5,000   Mitsui Home Co., Ltd...........           81,138
                                                  ---------------
                                                          716,830
                                                  ---------------
                 BUILDING MATERIALS
         4,400   Oriental Construction Co.......           73,407
        28,000   Sanwa Shutter..................          262,923
        10,000   Shin Nikkei Co., Ltd...........           74,756
         9,000   Toyo Shutter...................           85,331
                                                  ---------------
                                                          496,417
                                                  ---------------

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PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                             VALUE
---------------                                   ---------------
                 BUSINESS SERVICES
         6,000   Ichiken Co., Ltd...............  $        58,529
         2,000   Nippon Kanzai..................           61,264
         1,900   Nissin Co. Ltd.................           84,876
         3,000   Secom..........................          198,013
         5,000   Tanseisha Co...................           68,830
                                                  ---------------
                                                          471,512
                                                  ---------------
                 CHEMICALS
         2,000   Maezawa Kasei Industries.......           85,878
        37,000   Mitsubishi Chemical Corp.......          170,681
        33,000   Nippon Zeon Co. Ltd............          204,577
        12,000   Sakai Chemical Industry Co.....           77,673
         9,450   Shin-Etsu Chemical Co..........          180,919
                                                  ---------------
                                                          719,728
                                                  ---------------
                 COMMERCIAL SERVICES
         6,000   Kawasho Lease System
                   Corp.........................           71,109
         2,200   Nichii Gakkan Co...............          114,322
                                                  ---------------
                                                          185,431
                                                  ---------------
                 COMPUTER SOFTWARE & SERVICES
         2,000   Enix Corp......................           62,540
         5,000   Ines...........................           93,445
         4,000   Meitec.........................           90,801
             5   NTT Data Communications Systems
                   Corp.........................          149,512
                                                  ---------------
                                                          396,298
                                                  ---------------
                 COMPUTERS
        16,000   Fujitsu, Ltd...................          145,866
         1,200   Mars Engineering Corp..........           94,630
           500   TKC Corp.......................           14,769
                                                  ---------------
                                                          255,265
                                                  ---------------
                 COMPUTERS - SYSTEMS
         3,000   Daiwabo Information Systems
                   Co...........................           73,334
                                                  ---------------
                 DATA PROCESSING
         6,000   Ricoh Elemex...................           92,989
                                                  ---------------
                 ELECTRICAL EQUIPMENT
         4,000   Maspro Denkoh Corp.............           97,730
                                                  ---------------
                 ELECTRONIC & ELECTRICAL EQUIPMENT
         5,000   Aiwa Co........................          106,208
         5,000   Canon, Inc.....................          103,929
       Y 9,000K  Canon, Inc. 1.00% due 12/20/02
                   (Conv.)......................          124,305
        24,000   Hitachi, Ltd...................          223,174
         3,000   Kyocera Corp...................          211,961
         1,500   Mabuchi Motor Co...............           95,451
         3,000   Mitsui High-Tec................           70,016
         4,000   Murata Manufacturing Co.,
                   Ltd..........................          151,336
         7,000   Nitto Electric Works...........          115,507
         8,000   Omron Corp.....................          169,933
        12,000   Sharp Corp.....................          210,047
         4,100   Sony Corp......................          269,496
                                                  ---------------
                                                        1,851,363
                                                  ---------------
SHARES/PRINCIPAL
    AMOUNT                                             VALUE
---------------                                   ---------------
                 ELECTRONICS
        28,000   Fujikura Ltd...................  $       231,780
        10,000   Nissin Electric................           83,143
         2,000   Rohm Co., Ltd..................          132,008
         3,000   Ryoyo Electro Corp.............           64,546
                                                  ---------------
                                                          511,477
                                                  ---------------
                 ENTERTAINMENT
         2,000   H.I.S. Company Ltd.............          121,615
                                                  ---------------
                 FINANCIAL SERVICES
        15,000   Daiwa Securities Co., Ltd......          192,816
         1,900   Nichiei Co., Ltd. (Kyoto)......          126,447
        10,000   Nomura Securities Co. Ltd......          195,095
         2,800   Promise Co., Ltd...............          137,843
         1,000   Sanyo Shinpan Finance Co.,
                   Ltd..........................           63,907
         3,000   Shinki Co. Ltd.................          103,929
                                                  ---------------
                                                          820,037
                                                  ---------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         3,800   Amway Japan, Ltd...............          190,537
        14,000   Nippon Meat Packers, Inc.......          199,107
         1,000   Plenus Company, Ltd............           45,127
         4,000   Stamina Foods..................           38,290
             4   Yoshinoya D & C Company
                   Ltd..........................           53,970
                                                  ---------------
                                                          527,031
                                                  ---------------
                 FOREST PRODUCTS, PAPER & PACKAGING
        10,000   Daishowa Paper Manufacturing
                   Co. Ltd.*....................           77,035
                                                  ---------------
                 HEALTH & PERSONAL CARE
         5,000   Kawasumi Laboratories, Inc.....           75,668
                                                  ---------------
                 HOUSEHOLD FURNISHINGS & APPLIANCES
         3,000   Beltecno Corp..................           35,008
         6,000   Juken Sangyo Co................           65,093
                                                  ---------------
                                                          100,101
                                                  ---------------
                 INDUSTRIALS
        10,000   Nippon Thompson Co.............           86,152
        16,000   Tokai Carbon Co., Ltd.*........           88,249
                                                  ---------------
                                                          174,401
                                                  ---------------
                 INSURANCE
        15,000   Tokio  Marine &  Fire Insurance
                 Co.............................          199,654
        16,000   Yasuda Fire & Marine
                   Insurance*...................          119,464
                                                  ---------------
                                                          319,118
                                                  ---------------
                 MACHINE TOOLS
         2,000   Nitto Kohki Co. Ltd............           91,166
        10,000   OSG Corp.......................           76,671
                                                  ---------------
                                                          167,837
                                                  ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                             VALUE
---------------                                   ---------------
                 MACHINERY
         8,000   Aichi Corp.....................  $        86,061
         7,000   CKD Corp.......................           72,750
        16,000   Daifuku Co. Ltd................          245,054
         4,700   Fanuc, Ltd.....................          186,817
         3,000   Fuji Machine Manufacturing
                   Co...........................           84,511
         1,700   Keyence Corp...................          230,924
      Y 19,000K  Minebea Co. Ltd. 0.80% due
                   03/31/03 (Conv.).............          194,001
        24,000   Mitsubishi Heavy Industries,
                   Ltd..........................          208,515
         5,000   Sansei Yusoki Co., Ltd.........           72,021
         7,000   Sintokogio.....................           64,454
         5,000   Takuma Co., Ltd................           75,668
        11,000   Tsudakoma......................           77,719
                                                  ---------------
                                                        1,598,495
                                                  ---------------
                 MANUFACTURING
         5,000   Arcland Sakamoto...............           78,403
         8,000   Bridgestone Metalpha Corp......          114,505
         9,000   Daiwa House Industry...........          139,484
         8,000   Itoki Crebio Corp..............           72,276
         1,500   KDD............................          158,629
         4,400   Nichiha Corp...................           89,051
        10,000   Nippon Electric Glass Co.,
                   Ltd..........................          170,480
         4,000   Noritsu Koki Co. Ltd...........          202,024
         4,000   Sony Music Entertainment
                   Inc..........................          185,979
        13,000   Tokyo Style....................          226,365
                                                  ---------------
                                                        1,437,196
                                                  ---------------
                 MEDICAL SUPPLIES
         1,100   Paramount Bed Co...............           75,112
        15,000   Shimadzu Corp..................          100,647
         9,000   Terumo.........................          114,049
                                                  ---------------
                                                          289,808
                                                  ---------------
                 MERCHANDISING
         3,000   Misumi Corp....................          107,485
                                                  ---------------
                 METALS
         6,000   Takada Kiko....................           60,717
         9,200   Tokyo Steel Manufacturing......          180,326
                                                  ---------------
                                                          241,043
                                                  ---------------
                 METALS & MINING
        31,000   Nippon Light Metal Co..........          175,786
        75,000   Nippon Steel Co................          257,088
                                                  ---------------
                                                          432,874
                                                  ---------------
                 MULTI-INDUSTRY
        26,000   Mitsui & Co....................          235,372
         3,500   Trusco Nakayama Corp...........           91,257
         5,000   Yamae Hisano...................           46,951
                                                  ---------------
                                                          373,580
                                                  ---------------
                 NATURAL GAS
        56,000   Tokyo Gas Co., Ltd.............          204,212
                                                  ---------------
                 OIL RELATED
        16,000   General Sekiyu.................          140,760
                                                  ---------------
                 PHARMACEUTICALS
        12,500   Eisai Co. Ltd..................          235,892
                                                  ---------------
SHARES/PRINCIPAL
    AMOUNT                                             VALUE
---------------                                   ---------------
                 REAL ESTATE
         8,000   Cesar Co.......................  $        79,497
         5,000   Chubu Sekiwa Real Estate,
                   Ltd..........................           80,682
         4,000   Fuso Lexel, Inc................           47,406
         5,000   Kansai Sekiwa Real Estate......           95,724
        20,000   Mitsui Fudosan Co..............          269,851
         5,000   Sekiwa Real Estate.............           52,420
         5,000   Tohoku Misawa Homes Co.,
                   Ltd..........................           68,830
                                                  ---------------
                                                          694,410
                                                  ---------------
                 RETAIL
           200   Belluna Co., Ltd...............            4,613
         3,300   Ministop Co., Ltd..............           87,848
         3,000   Seven - Eleven Japan...........          191,175
         6,000   Shimachu Co., Ltd..............          177,774
         2,000   Sundrug Co., Ltd...............           88,249
         2,000   Xebio Co. Ltd..................           74,938
                                                  ---------------
                                                          624,597
                                                  ---------------
                 RETAIL - GENERAL MERCHANDISE
         2,000   Circle K Japan Co. Ltd.........          103,565
         1,000   Ryohin Keikaku Co. Ltd.........           90,072
                                                  ---------------
                                                          193,637
                                                  ---------------
                 RETAIL - SPECIALTY
         4,000   Aderans Co. Ltd................          106,482
         1,000   Paris Miki Inc.................           46,495
         5,000   Seijo Corp.....................          147,233
                                                  ---------------
                                                          300,210
                                                  ---------------
                 TELECOMMUNICATIONS
            30   DDI Corp.......................          261,464
        17,000   Nippon Comsys Co...............          229,374
                                                  ---------------
                                                          490,838
                                                  ---------------
                 TEXTILES
         5,000   Chuo Warehouse.................           65,640
        18,000   Kuraray Co. Ltd................          201,842
         1,700   Maruco Co., Ltd................          152,657
                                                  ---------------
                                                          420,139
                                                  ---------------
                 TRANSPORTATION
            33   East Japan Railway Co..........          172,988
        17,000   Fukuyama Transporting Co.......          164,281
        18,000   Kamigumi Co. Ltd...............          164,099
         3,000   Kanto Seino Transportation.....           90,254
        21,000   Tokyu Corp.....................          159,860
                                                  ---------------
                                                          751,482
                                                  ---------------
                 UTILITIES
         5,900   Hokkaido Electric Power........          130,167
                                                  ---------------
                 WHOLESALE & INTERNATIONAL TRADE
         2,400   Satori Electric Co. Ltd........           83,143
                                                  ---------------
                 WHOLESALE DISTRIBUTOR
         4,000   Wakita & Co....................           60,899
                                                  ---------------
                 TOTAL JAPAN....................       20,112,946
                                                  ---------------
                 MALAYSIA (16.5%)
                 AGRICULTURE
       245,000   Highlands & Lowlands
                   Berhad.......................          434,202
       170,000   Lingui Developments Berhad.....          402,165
                                                  ---------------
                                                          836,367
                                                  ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                             VALUE
---------------                                   ---------------
                 AUTOMOTIVE
        40,000   Cycle & Carriage Bintang
                   Berhad.......................  $       259,824
       160,000   Diversified Resources
                   Berhad.......................          551,724
        42,000   Oriental Holdings Berhad.......          274,499
        75,000   Perusahaan Otomobil Nasional
                   Berhad.......................          408,982
       185,000   Tan Chong Motor Holdings
                   Berhad.......................          270,008
                                                  ---------------
                                                        1,765,037
                                                  ---------------
                 BANKING
       127,600   Malayan Banking Berhad.........        1,227,907
       170,000   Public Bank Berhad
                   (Alien Market)...............          470,329
        30,000   Public Bank Berhad
                   (Alien Market)...............           84,225
                                                  ---------------
                                                        1,782,461
                                                  ---------------
                 BANKS - COMMERCIAL
        95,000   DCB Holdings Berhad............          325,682
        37,500   DCB Holdings Berhad (Warrants
                   due 12/27/99)*...............           49,318
       152,000   Kwong Yik Bank.................          341,299
                                                  ---------------
                                                          716,299
                                                  ---------------
                 BUILDING & CONSTRUCTION
        50,000   Gamuda Berhad..................          314,755
        32,000   Hume Industries (Malaysia)
                   Berhad.......................          156,536
       120,000   Kedah Cement Berhad............          222,294
       150,000   Malayan Cement Berhad..........          360,866
       150,000   Metacorp Berhad................          433,039
       152,000   Sungei Way Holdings
                   Berhad.......................          713,071
       135,000   United Engineers Malaysia
                   Berhad.......................          936,448
                                                  ---------------
                                                        3,137,009
                                                  ---------------
                 CHEMICALS
       125,000   Chemical Co. of Malaysia
                   Berhad.......................          400,962
        31,250   Chemical Co. of Malaysia
                   Berhad
                   (Warrants due 11/07/00)*  ...           39,846
                                                  ---------------
                                                          440,808
                                                  ---------------
                 CONGLOMERATES
       280,000   Malaysian Resources Corp.
                   Berhad.......................          684,844
       210,000   Renong Berhad..................          335,124
                                                  ---------------
                                                        1,019,968
                                                  ---------------
                 CONSTRUCTION PLANT & EQUIPMENT
        97,500   YTL Corp. Berhad...............          508,220
                                                  ---------------
                 ELECTRONIC & ELECTRICAL EQUIPMENT
        39,666   Leader Universal Holdings
                   Berhad.......................          112,127
                                                  ---------------
                 ENTERTAINMENT
       325,000   Magnum Corporation Berhad......          549,920
       254,000   Resorts World Berhad...........        1,456,375
                                                  ---------------
                                                        2,006,295
                                                  ---------------
SHARES/PRINCIPAL
    AMOUNT                                             VALUE
---------------                                   ---------------
                 FINANCIAL SERVICES
       266,000   Affin Holdings Berhad..........  $       623,937
       105,000   Gadek Capital Berhad...........          332,598
       225,000   Public Finance Berhad..........          405,974
        72,000   Public Finance Berhad
                   (Rights)*....................           40,417
        50,000   Rashid Hussain Berhad..........          183,440
                                                  ---------------
                                                        1,586,366
                                                  ---------------
                 INSURANCE
        70,000   Malaysia Assurance.............          370,489
        80,000   Pacific & Orient Berhad........          224,539
                                                  ---------------
                                                          595,028
                                                  ---------------
                 MANUFACTURING
           625   Box - Pak (Malaysia) Berhad....              388
       100,000   Kian Joo Can Factory Berhad....          557,338
        57,000   Malaysian Pacific Industries
                   Berhad.......................          237,691
        31,250   O.Y.L. Industries Berhad.......          325,782
         3,125   O.Y.L. Industries Berhad
                   (Rights)*....................           13,783
                                                  ---------------
                                                        1,134,982
                                                  ---------------
                 MULTI-INDUSTRY
       180,000   Multi-Purpose Holdings
                   Berhad.......................          290,136
       150,000   Nylex Berhad...................          577,386
                                                  ---------------
                                                          867,522
                                                  ---------------
                 OIL & GAS PRODUCTS
       160,000   Petronas Dagangan Berhad.......          433,039
                                                  ---------------
                 PLANTATION
       187,500   Kuala Lumpur Kepong
                   Berhad.......................          473,637
                                                  ---------------
                 REAL ESTATE
       100,000   IOI Properties Berhad..........          314,755
       277,500   Land & General Berhad..........          684,292
       268,000   Metroplex Berhad...............          287,987
       225,000   Pelangi Berhad.................          221,933
       300,000   Selangor Properties Berhad.....          365,678
                                                  ---------------
                                                        1,874,645
                                                  ---------------
                 TELECOMMUNICATIONS
       190,000   Technology Resources Industries
                   Berhad*......................          662,791
       306,000   Telekom Malaysia Berhad........        2,723,817
                                                  ---------------
                                                        3,386,608
                                                  ---------------
                 TRANSPORTATION
        80,000   Konsortium Perkapalan
                   Berhad.......................          481,155
       180,000   Malaysian Airline System
                   Berhad.......................          573,777
                                                  ---------------
                                                        1,054,932
                                                  ---------------
                 UTILITIES
        60,000   Malakoff Berhad................          262,229
        75,000   Prime Utilities Berhad.........          565,357
        12,000   Prime Utilities Berhad
                   (Warrants due 03/11/01)*.....           19,920
        24,000   Prime Utilities Berhad 1.00%
                   due 03/01/01 (Loan Stock)....            6,544
       145,000   Tenaga Nasional Berhad.........          610,465
                                                  ---------------
                                                        1,464,515
                                                  ---------------
                 TOTAL MALAYSIA.................       25,195,865
                                                  ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                             VALUE
---------------                                   ---------------
                 PAKISTAN (0.1%)
                 TELECOMMUNICATIONS
         1,100   Pakistan Telecommunications
                   Corp. (GDS)*.................  $       126,500
                                                  ---------------
                 PHILIPPINES (4.4%)
                 BANKING
        12,000   Far East Bank & Trust Co.......          422,341
           750   Far East Bank & Trust Co.
                   (Rights)*....................           26,397
        29,780   Philippine National Bank.......          498,422
       204,000   Security Bank Corp.............          550,191
                                                  ---------------
                                                        1,497,351
                                                  ---------------
                 BUILDING & CONSTRUCTION
        68,199   Bacnotan Consolidated
                   Industries...................          320,906
                                                  ---------------
                 CONGLOMERATES
       325,000   Ayala Corp. (B Shares).........          615,436
       160,000   First Philippine Holdings Corp.
                   (B Shares)...................          391,737
       600,000   JG Summit Holdings, Inc.
                   (B Shares)...................          224,943
                                                  ---------------
                                                        1,232,116
                                                  ---------------
                 ENGINEERING & CONSTRUCTION
       550,000   DMCI Holdings Inc..............          394,510
                                                  ---------------
                 FOREST PRODUCTS, PAPER & PACKAGING
       577,500   Paper Industries Corp..........          110,463
                                                  ---------------
                 REAL ESTATE
     3,000,000   Belle Corp.*...................          723,030
       460,000   Fil-Estate Land, Inc.*.........          589,518
                                                  ---------------
                                                        1,312,548
                                                  ---------------
                 TELECOMMUNICATIONS
       344,000   Pilipino Telephone Corp........          526,396
                                                  ---------------
                 UTILITIES
        75,000   Manila Electric Co.
                   (B Shares)...................          789,021
         1,300   Philippine Long Distance
                   Telephone Co.................           77,582
         6,650   Philippine Long Distance
                   Telephone Co. (ADR)..........          386,531
                                                  ---------------
                                                        1,253,134
                                                  ---------------
                 TOTAL PHILIPPINES..............        6,647,424
                                                  ---------------
                 SINGAPORE (12.1%)
                 APPLIANCES & HOUSEHOLD DURABLES
       300,000   Courts Ltd.....................          478,554
                                                  ---------------
                 AUTOMOTIVE
        25,000   Cycle and Carriage Ltd.........          267,636
                                                  ---------------
                 BANKING
       116,000   Development Bank of Singapore,
                   Ltd..........................        1,447,430
        80,000   Keppel Bank....................          246,154
        11,100   Overseas Chinese Banking Corp.,
                   Ltd. (Fully Paid)
                   (Rights)*....................           88,926
       111,000   Overseas Chinese Banking Corp.,
                   Ltd..........................        1,298,476
        81,000   Overseas Union Bank, Ltd.......          557,036
       161,000   United Overseas Bank, Ltd......        1,540,943
                                                  ---------------
                                                        5,178,965
                                                  ---------------
SHARES/PRINCIPAL
    AMOUNT                                             VALUE
---------------                                   ---------------
                 CONGLOMERATES
        45,000   Keppel Corp., Ltd..............  $       376,462
                                                  ---------------
                 ELECTRONIC & ELECTRICAL EQUIPMENT
       320,000   Venture Manufacturing Ltd......          589,862
        80,000   Venture Manufacturing Ltd.
                   (Rights)*....................           56,717
                                                  ---------------
                                                          646,579
                                                  ---------------
                 FINANCE
        85,000   Hong Leong Finance Ltd.........          297,696
                                                  ---------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        45,600   Fraser & Neave Ltd.............          472,003
                                                  ---------------
                 HOTELS
        50,000   Overseas Union Enterprise
                   Ltd..........................          272,953
       210,000   Republic Hotels & Resorts
                   Ltd..........................          278,412
        56,000   Republic Hotels & Resorts Ltd.
                   (Warrants due 07/12/00)*.....           32,754
                                                  ---------------
                                                          584,119
                                                  ---------------
                 MACHINERY
        65,000   Van Der Horst Ltd..............          304,147
                                                  ---------------
                 METALS
       340,000   Amtek Engineering Ltd..........          614,676
                                                  ---------------
                 PUBLISHING
        45,200   Singapore Press Holdings.......          887,657
                                                  ---------------
                 REAL ESTATE
        12,000   Bukit Sembawang Estates
                   Ltd..........................          312,230
       150,000   City Developments, Ltd.........        1,169,798
       160,000   DBS Land Ltd...................          549,025
       165,000   Parkway Holdings Ltd...........          491,315
        38,000   Singapore Land Ltd.............          257,285
       320,000   United Overseas Land, Ltd......          562,637
        37,000   United Overseas Land, Ltd.
                   (Fully Paid) (Warrants due
                   06/09/97)*...................           18,362
                                                  ---------------
                                                        3,360,652
                                                  ---------------
                 RETAIL
       450,000   Dairy Farm International
                   Holdings Ltd.................          380,250
                                                  ---------------
                 SHIPBUILDING
        60,000   Far East Levingston
                   Shipbuilding Ltd.............          331,797
       181,000   Sembawang Corp. Ltd............          898,263
                                                  ---------------
                                                        1,230,060
                                                  ---------------
                 STEEL & IRON
       200,000   Natsteel Ltd...................          397,022
                                                  ---------------
                 TELECOMMUNICATIONS
       350,000   Singapore Telecommunications,
                   Ltd..........................          933,002
                                                  ---------------
                 TRANSPORTATION
       350,000   Comfort Group Ltd..............          347,395
       166,000   Singapore Airlines Ltd.........        1,753,563
                                                  ---------------
                                                        2,100,958
                                                  ---------------
                 TOTAL SINGAPORE................       18,510,438
                                                  ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                             VALUE
---------------                                   ---------------
                 SOUTH KOREA (5.6%)
                 AUTOMOTIVE
        50,000   Hyundai Motor Co., Ltd. (GDR)..  $       625,000
        30,450   Kia Motors Corp. (GDR)* -
                   144A**.......................          502,425
                                                  ---------------
                                                        1,127,425
                                                  ---------------
                 BANKING
        33,000   Kangwon Bank...................          313,317
                                                  ---------------
                 CHEMICALS
        16,000   Sunkyong Ltd...................          329,470
                                                  ---------------
                 COMMUNICATIONS - EQUIPMENT/ MANUFACTURERS
         3,500   LG Information & Communication
                   Ltd..........................          403,514
                                                  ---------------
                 ELECTRONIC & ELECTRICAL EQUIPMENT
         4,500   Samsung Electronics Co.........          377,867
           451   Samsung Electronics Co. (GDR) -
                   144A**.......................           22,775
         4,388   Samsung Electronics Co. -
                   144A** (Non-Voting)..........          106,936
           135   Samsung Electronics Co. -
                   144A** (Voting)..............            6,800
                                                  ---------------
                                                          514,378
                                                  ---------------
                 ENGINEERING & CONSTRUCTION
        30,000   Dong-Ah Construction Industrial
                   Co...........................          585,000
                                                  ---------------
                 FOOD PROCESSING
         5,000   Cheil Foods & Chemicals........          326,757
                                                  ---------------
                 INDUSTRIALS
         $ 400K  Kia Precisions Works 0.50% due
                   12/31/09 (Conv.).............          442,000
                                                  ---------------
                 INSURANCE
        10,000   Oriental Fire & Marine
                   Insurance....................          351,418
                                                  ---------------
                 INVESTMENT COMPANIES
         5,000   Atlantis Korean Smaller
                   Co's*........................          217,500
                                                  ---------------
                 MULTI-INDUSTRY
         $ 250 K Kolon International Corp. 1.00%
                   due 12/31/08 (Conv.).........          245,000
                                                  ---------------
                 OIL RELATED
        12,500   Yukong, Ltd. (GDS).............          366,831
                                                  ---------------
                 PHARMACEUTICALS
         $ 800 K Dong-A Pharmaceutical Co., Ltd.
                   3.125% due 12/31/06
                   (Conv.)......................          980,000
                                                  ---------------
                 STEEL & IRON
        35,300   Pohang Iron & Steel, Ltd.
                   (ADR)........................          860,437
                                                  ---------------
                 UTILITIES
        37,000   Korea Electric Power Corp.
                   (ADR)........................          897,250
                                                  ---------------
                 WHOLESALE DISTRIBUTOR
         $ 500 K Daewoo Corp. 0.25% due 12/31/08
                   (Conv.)......................          520,000
                                                  ---------------
                 TOTAL SOUTH KOREA..............        8,480,297
                                                  ---------------
SHARES/PRINCIPAL
    AMOUNT                                             VALUE
---------------                                   ---------------
                 TAIWAN (1.4%)
                 INVESTMENT COMPANIES
            90   Taipei Fund....................  $       765,000
        26,000   Taiwan American Fund
                   (Pref.)*.....................          292,500
                                                  ---------------
                                                        1,057,500
                                                  ---------------
                 TRANSPORTATION
         $ 500K  U-Ming Marine Transport 1.50%
                   due 02/07/01 (Conv.).........          445,000
         $ 504 K Yang Ming Marine Transportation
                   - 144A** 2.00% due 10/06/01
                   (Conv.)......................          630,000
                                                  ---------------
                                                        1,075,000
                                                  ---------------
                 TOTAL TAIWAN...................        2,132,500
                                                  ---------------
                 THAILAND (11.0%)
                 BANKING
       115,000   Bank of Ayudhya PCL............          634,058
        28,750   Bank of Ayudhya PCL
                   (Rights)*....................           84,918
       175,000   First Bangkok City Bank PCL
                   (Alien Market)...............          289,461
       125,000   First Bangkok City Bank PCL
                   (Local Market)...............          206,758
       265,000   Krung Thai Bank PCL............        1,241,927
       950,000   Siam City Bank Ltd.............        1,038,221
        80,000   Siam Commercial Bank Co.,
                   Ltd..........................        1,159,420
       229,200   Thai Military Bank, Ltd........          902,646
                                                  ---------------
                                                        5,557,409
                                                  ---------------
                 BUILDING MATERIALS
        15,000   Siam Cement Co., Ltd...........          736,059
        16,600   Siam City Cement Co., Ltd......          209,200
        90,000   Tipco Asphalt Co., PCL
                   (Alien Market)...............          531,664
        20,000   Tipco Asphalt Co., PCL (Local
                   Market)......................          118,147
        78,750   TPI Polene Co., Ltd............          356,658
                                                  ---------------
                                                        1,951,728
                                                  ---------------
                 CONGLOMERATES
       400,000   Saha-Union PCL.................          626,181
                                                  ---------------
                 ENERGY
        90,000   Cogeneration PCL...............          393,431
                                                  ---------------
                 ENTERTAINMENT
        40,000   Grammy Entertainment PLC.......          554,505
                                                  ---------------
                 FINANCIAL SERVICES
       130,000   Dhana Siam Finance and
                   Securities PCL...............          721,881
        80,000   Krungthai Thanakit PLC.........          356,018
         4,074   SCF Finance & Securities Co.,
                   Ltd..........................            9,546
        13,000   Securities One, Ltd............          119,802
         3,235   Siam City Finance & Securities
                   Co. PLC......................           10,765
                                                  ---------------
                                                        1,218,012
                                                  ---------------
                 FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
        75,000   Charoen Pokphand Feedmill Co.
                   Ltd..........................          440,099
                                                  ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SHARES/PRINCIPAL
    AMOUNT                                             VALUE
---------------                                   ---------------
                 INVESTMENT COMPANIES
       600,000   Ruang Khao 2 Fund.............  $       301,276
                                                 ---------------
                 METALS & MINING
        35,000   Ban Pu Coal Co., Ltd..........        1,008,979
        56,300   Lanna Lignite PCL
                   (Alien Market)..............          492,226
        20,000   Lanna Lignite PCL
                   (Local Market)..............          174,858
                                                 ---------------
                                                       1,676,063
                                                 ---------------
                 OIL RELATED
        85,000   PTT Exploration & Production
                   PCL.........................        1,245,274
                                                 ---------------
                 TELECOMMUNICATIONS
        18,500   Advanced Information Service
                   PCL
                   (Alien Market)           ...          289,973
        20,000   Advanced Information Service
                   PCL
                   (Local Market)          ....          313,485
        90,000   Total Access Communication
                   PCL.........................          765,000
        40,000   United Communication
                   Industry....................          535,602
                                                 ---------------
                                                       1,904,060
                                                 ---------------
                 TRANSPORTATION
       150,000   Bangkok Expressway Public Co.
                   (Alien Market)..............          246,633
       200,000   Bangkok Expressway Public Co.
                   (Local Market)..............          328,844
       167,400   Thai Airways International
                   Ltd.........................          356,002
                                                 ---------------
                                                         931,479
                                                 ---------------
                 TOTAL THAILAND................       16,799,517
                                                 ---------------
                 TOTAL COMMON AND PREFERRED
                   STOCKS, WARRANTS, RIGHTS AND
                   BONDS (IDENTIFIED COST
                   $137,809,043)...............      146,702,593
                                                 ---------------

 PRINCIPAL
 AMOUNT (IN
 THOUSANDS)                                           VALUE
------------                                     ---------------
              SHORT-TERM INVESTMENTS (A) (4.0%)
              COMMERCIAL PAPER (0.1%)
              AUTOMOTIVE - FINANCE
$        140  Ford Motor Credit Co.
                5.29% due 07/09/96.............  $       139,835
                                                 ---------------
              U.S. GOVERNMENT AGENCY (3.9%)
       6,000  Federal Home Loan Mortgage Corp.
                5.52% due 07/01/96.............        6,000,000
                                                 ---------------
              TOTAL SHORT-TERM INVESTMENTS
                (AMORTIZED COST $6,139,835)....        6,139,835
                                                 ---------------

TOTAL INVESTMENTS (IDENTIFIED
  COST $143,948,878) (B).........      100.2%    152,842,428

LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS...................       (0.2)       (321,505)
                                   ----------  -------------
NET ASSETS.......................      100.0%  $ 152,520,923
                                   ----------  -------------
                                   ----------  -------------

------------------
ADR  AMERICAN DEPOSITORY RECEIPT.
GDR  GLOBAL DEPOSITORY RECEIPT.
GDS  GLOBAL DEPOSITORY SHARES.
 K   IN THOUSANDS.
 *   NON-INCOME PRODUCING SECURITY.
**   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
*** PARTIALLY PAID SHARES. RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
++ CONSISTS OF MORE THAN ONE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; GENERALLY STOCKS WITH ATTACHED WARRANTS.
(A) SECURITIES WERE PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $15,914,544 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $7,020,994, RESULTING IN NET UNREALIZED APPRECIATION OF $8,893,550.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 1996:

                                                UNREALIZED
   CONTRACTS        IN EXCHANGE     DELIVERY   APPRECIATION
   TO DELIVER           FOR           DATE    (DEPRECIATION)
----------------  ----------------  --------  ---------------
$        418,665  IDR    974,023,898 07/01/96 $           90
$        333,128  MYR      830,488  07/01/96            (134)
HKD    1,462,703  $        188,963  07/01/96             (12)
$         45,753  MYR      114,182  07/03/96              30
                                                      ------
                                   Net
unrealized depreciation.....................  $          (26)
                                                      ------
                                                      ------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--PACIFIC GROWTH
SUMMARY OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                             PERCENT OF
INDUSTRY                                          VALUE      NET ASSETS
---------------------------------------------  ------------  ----------
Aerospace & Defense..........................  $    170,708        0.1%
Agriculture..................................       836,367        0.5
Appliances & Household Durables..............       478,554        0.3
Automotive...................................     5,490,851        3.6
Automotive - Finance.........................       139,835        0.1
Banking......................................    21,589,079       14.2
Banks - Commercial...........................       716,299        0.5
Building & Construction......................     4,759,440        3.1
Building Materials...........................     4,258,883        2.8
Business Services............................     1,009,612        0.7
Chemicals....................................     1,490,006        1.0
Commercial Services..........................     1,056,170        0.7
Communications - Equipment/
 Manufacturers...............................       403,514        0.3
Computer Software & Services.................       396,298        0.3
Computers....................................       255,265        0.2
Computers - Systems..........................        73,334     --
Conglomerates................................     9,472,575        6.1
Construction Plant & Equipment...............     1,045,408        0.7
Data Processing..............................        92,989        0.1
Electrical Equipment.........................        97,730        0.1
Electronic & Electrical Equipment............     3,321,470        2.2
Electronics..................................       511,477        0.3
Energy.......................................       393,431        0.3
Engineering & Construction...................     1,637,278        1.1
Entertainment................................     2,682,415        1.8
Finance......................................       297,696        0.2
Financial Services...........................     4,577,201        3.0
Food Processing..............................       601,298        0.4
Food, Beverage, Tobacco & Household
 Products....................................     3,640,604        2.4
Forest Products, Paper & Packaging...........       682,809        0.5
Health & Personal Care.......................        75,668        0.1

                                                             PERCENT OF
INDUSTRY                                          VALUE      NET ASSETS
---------------------------------------------  ------------  ----------

Hotels.......................................  $    584,119        0.4%
Hotels/Motels................................       313,997        0.2
Household Furnishings & Appliances...........       100,101        0.1
Industrials..................................       616,401        0.4
Insurance....................................     1,607,312        1.1
Investment Companies.........................     2,527,723        1.7
Leisure......................................       974,620        0.6
Machine Tools................................       167,837        0.1
Machinery....................................     2,354,061        1.4
Manufacturing................................     2,572,178        1.7
Medical Supplies.............................       289,808        0.2
Merchandising................................       107,485        0.1
Metals.......................................     2,075,839        1.4
Metals & Mining..............................     3,025,601        2.0
Multi-Industry...............................     1,486,102        1.0
Natural Gas..................................       204,212        0.1
Oil & Gas Products...........................       433,040        0.3
Oil Related..................................     3,216,038        2.1
Pharmaceuticals..............................     1,409,357        0.9
Photography..................................       408,427        0.3
Plantation...................................       473,637        0.3
Publishing...................................     1,264,262        0.8
Real Estate..................................    18,516,911       12.0
Retail.......................................     1,345,071        0.9
Retail - General Merchandise.................       193,637        0.1
Retail - Specialty...........................       765,314        0.5
Shipbuilding.................................     1,230,060        0.8
Steel & Iron.................................     1,257,459        0.8
Telecommunications...........................    10,970,113        7.2
Textiles.....................................       420,139        0.3
Transportation...............................     6,991,870        4.6
U.S. Government Agency.......................     6,000,000        3.8
Utilities....................................     6,021,392        3.8
Wholesale & International Trade..............        83,143        0.1
Wholesale Distributor........................       580,898        0.4
                                               ------------  ----------
                                               $152,842,428      100.2%
                                               ------------  ----------
                                               ------------  ----------

--------------------------------------------------------------------------------

                                                             PERCENT OF
TYPE OF INVESTMENT                                VALUE      NET ASSETS
---------------------------------------------  ------------  ----------
Common Stocks................................  $141,662,857       92.9%
Convertible Bonds............................     4,055,068        2.7
Preferred Stocks.............................       292,500        0.2
Rights.......................................       518,323        0.3
Short-Term Investment........................     6,139,835        4.0
Warrants.....................................       173,845        0.1
                                               ------------  ----------
                                               $152,842,428      100.2%
                                               ------------  ----------
                                               ------------  ----------

DEAN WITTER VARIABLE INVESTMENT SERIES--EQUITY
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
   SHARES                                              VALUE
------------                                      ---------------
              COMMON STOCKS (92.0%)
              AEROSPACE (1.3%)
      47,000  Boeing Co.........................  $     4,094,875
      17,300  United Technologies Corp..........        1,989,500
                                                  ---------------
                                                        6,084,375
                                                  ---------------
              AGRICULTURE RELATED (1.8%)
      50,000  Case Corp.........................        2,400,000
      50,000  IMC Global, Inc...................        1,881,250
      35,000  Pioneer Hi-Bred International,
                Inc.............................        1,850,625
      35,000  Potash Corp. of Saskatchewan, Inc.
                (Canada)........................        2,318,750
                                                  ---------------
                                                        8,450,625
                                                  ---------------
              APPAREL & FOOTWEAR (1.4%)
      27,018  Fila Holding SpA (ADR) (Italy)....        2,330,302
      45,100  Jones Apparel Group, Inc.*........        2,215,537
      40,000  Nine West Group, Inc..............        2,045,000
                                                  ---------------
                                                        6,590,839
                                                  ---------------
              AUTO RELATED (1.8%)
      74,900  AutoZone, Inc.*...................        2,602,775
      40,000  Chrysler Corp.....................        2,480,000
      80,000  Harley-Davidson, Inc..............        3,290,000
                                                  ---------------
                                                        8,372,775
                                                  ---------------
              AUTOMOTIVE (0.5%)
      72,000  Ford Motor Co.....................        2,331,000
                                                  ---------------
              BANKS (1.9%)
      60,000  BankAmerica Corp..................        4,545,000
      20,000  Corestates Financial Corp.........          770,000
      10,000  First Bank System, Inc............          580,000
      15,000  Firstar Corp......................          691,875
      24,300  NationsBank Corp..................        2,007,787
                                                  ---------------
                                                        8,594,662
                                                  ---------------
              BANKS - MONEY CENTER (0.7%)
      40,700  Citicorp..........................        3,362,837
                                                  ---------------
              BEVERAGES - ALCOHOLIC (0.5%)
      30,000  Anheuser-Busch Companies,
                Inc.............................        2,250,000
                                                  ---------------
              BEVERAGES - SOFT DRINKS (1.5%)
      60,000  Coca Cola Co......................        2,932,500
     115,000  PepsiCo Inc.......................        4,068,125
                                                  ---------------
                                                        7,000,625
                                                  ---------------
              BIOTECHNOLOGY (2.1%)
       3,100  Aksys, Ltd.*......................           45,725
      20,000  Amgen Inc.*.......................        1,075,000
      19,000  Biochem Pharma, Inc.*.............          710,125
      80,000  Centocor, Inc.*...................        2,390,000
      89,100  Guidant Corp......................        4,388,175
      27,700  Interneuron Pharmaceuticals,
                Inc.*...........................          817,150
         900  SangStat Medical Corp.*...........           15,187
                                                  ---------------
                                                        9,441,362
                                                  ---------------
              BROKERAGE (1.4%)
      40,000  Merrill Lynch & Co., Inc..........        2,605,000
      80,000  Morgan Stanley Group, Inc.........        3,930,000
                                                  ---------------
                                                        6,535,000
                                                  ---------------

 NUMBER OF
   SHARES                                              VALUE
------------                                      ---------------
              BUSINESS SYSTEMS (0.1%)
       8,200  Electronic Data Systems Corp......  $       440,750
                                                  ---------------
              CAPITAL GOODS (1.5%)
      40,000  Lockheed Martin Corp..............        3,360,000
      50,600  Raychem Corp......................        3,636,875
                                                  ---------------
                                                        6,996,875
                                                  ---------------
              CHEMICALS (0.9%)
     125,000  Monsanto Co.......................        4,062,500
                                                  ---------------
              COMMUNICATIONS (2.2%)
      60,000  ACT Networks, Inc.*...............        1,935,000
      25,000  Adtran, Inc.*.....................        1,768,750
      50,000  Andrew Corp.*.....................        2,700,000
      30,000  Pairgain Technologies, Inc.*......        1,860,000
      30,000  Premisys Communications,
                Inc.*...........................        1,830,000
                                                  ---------------
                                                       10,093,750
                                                  ---------------
              COMMUNICATIONS - EQUIPMENT & SOFTWARE (1.4%)
     114,000  Cisco Systems, Inc.*..............        6,455,250
                                                  ---------------
              COMMUNICATIONS - SOFTWARE & SERVICES (0.1%)
       8,000  America Online, Inc.*.............          348,000
                                                  ---------------
              COMMUNICATIONS EQUIPMENT (1.2%)
      80,000  Tellabs, Inc.*....................        5,340,000
                                                  ---------------
              COMPUTER SERVICES (3.4%)
      21,000  BDM International Inc.............          971,250
      14,300  Boston Communications Group,
                Inc.............................          232,375
      54,000  Cambridge Technology Partners,
                Inc.*...........................        1,647,000
      19,200  Cognos, Inc.* (Canada)............          436,800
      40,000  Computer Horizons Corp.*..........        1,570,000
       3,900  First USA Paymentech, Inc.........          156,000
      80,000  Gartner Group, Inc. (Class A)*....        2,930,000
      36,000  HNC Software, Inc.................        1,620,000
      30,000  Keane, Inc........................        1,106,250
       3,800  NOVA Corp.*.......................          128,250
       5,200  Renaissance Solutions, Inc.*......          143,000
       7,000  Sapient Corp......................          288,750
       2,600  Siebel Systems, Inc...............           78,000
      88,000  Sterling Commerce, Inc.*..........        3,267,000
      12,500  Transaction Systems Architects,
                Inc. (Class A)..................          837,500
                                                  ---------------
                                                       15,412,175
                                                  ---------------
              COMPUTER SOFTWARE (7.5%)
      22,500  Arbor Software Corp.*.............        1,338,750
      23,000  Atria Software, Inc.*.............        1,150,000
      50,000  Baan Company NV*
                (Netherlands)...................        1,700,000
      25,000  BMC Software, Inc.*...............        1,487,500
      48,500  Business Objects S.A. (ADR)*
                (France)........................        1,952,125
      32,000  Computer Associates International,
                Inc.............................        2,280,000
      50,000  Edify Corp.*......................        1,300,000
      29,900  Forte Software, Inc.*.............        1,562,275
      50,000  Microsoft Corp.*..................        6,000,000
      90,000  Oracle Corp.*.....................        3,543,750
     100,000  Parametric Technology Corp.*......        4,325,000
      30,000  Peoplesoft, Inc.*.................        2,130,000
      21,000  Rational Software Corp.*..........        1,128,750
      22,000  Remedy Corp.*.....................        1,595,000
      41,000  Viasoft, Inc.*....................        2,639,375
                                                  ---------------
                                                       34,132,525
                                                  ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--EQUITY
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
   SHARES                                              VALUE
------------                                      ---------------
              COMPUTER SOFTWARE & SERVICES (0.5%)
      55,000  Citrix Systems, Inc.*.............  $     2,076,250
                                                  ---------------
              CONSUMER BUSINESS SERVICES (5.7%)
      32,600  AccuStaff, Inc.*..................          888,350
      40,000  Apollo Group, Inc. (Class A)*.....        1,100,000
      60,000  CBT Group PLC (ADR)*
                (Ireland).......................        2,700,000
       5,000  Computer Sciences Corp.*..........          373,750
      12,400  CUC International, Inc.*..........          440,200
      52,500  DST Systems, Inc.*................        1,680,000
      40,000  First Data Corp...................        3,185,000
      80,000  Mirage Resorts, Inc.*.............        4,320,000
     146,500  National Education Corp.*.........        2,087,625
      50,000  Reuters Holdings PLC (ADR) (United
                Kingdom)........................        3,618,750
      70,000  Service Corp. International.......        4,025,000
      41,200  Verifone, Inc.....................        1,740,700
                                                  ---------------
                                                       26,159,375
                                                  ---------------
              CONSUMER PRODUCTS (4.5%)
      44,600  Avon Products, Inc................        2,012,575
      60,000  Callaway Golf Co..................        1,995,000
      75,000  Dial Corp.........................        2,146,875
      64,800  Gillette Co.......................        4,041,900
      30,000  Kimberly-Clark Corp...............        2,317,500
      60,000  Kroger Co.*.......................        2,370,000
      30,000  Panamerican Beverages, Inc. (Class
                A) (Mexico).....................        1,342,500
      35,000  Procter & Gamble Co...............        3,171,875
      30,000  Vons Companies, Inc...............        1,121,250
                                                  ---------------
                                                       20,519,475
                                                  ---------------
              DRUGS (2.6%)
      85,000  American Home Products Corp.......        5,110,625
      80,000  IDEC Pharmaceuticals Corp.*.......        1,840,000
      75,000  Lilly (Eli) & Co..................        4,875,000
                                                  ---------------
                                                       11,825,625
                                                  ---------------
              ELECTRIC - MAJOR (0.6%)
      30,000  General Electric Co...............        2,595,000
                                                  ---------------
              ELECTRONICS (0.1%)
       7,000  Intel Corp........................          513,625
                                                  ---------------
              ENERGY (4.8%)
     110,000  Baker Hughes Inc..................        3,616,250
      40,600  BJ Services Co.*..................        1,426,075
      21,000  Chesapeake Energy Corp.*..........        1,887,375
      46,000  Diamond Offshore Drilling, Inc.*..        2,633,500
      78,300  Global Marine, Inc.*..............        1,086,451
      50,000  Halliburton Co....................        2,775,000
      40,000  Marine Drilling Company, Inc.*....          400,000
      75,000  Reading & Bates Corp.*............        1,659,375
      80,000  Rowan Companies, Inc.*............        1,180,000
      31,000  Smith International, Inc.*........          933,875
      70,000  Tidewater, Inc....................        3,071,250
      20,000  Western Atlas, Inc.*..............        1,165,000
                                                  ---------------
                                                       21,834,151
                                                  ---------------
 NUMBER OF
   SHARES                                              VALUE
------------                                      ---------------
              ENTERTAINMENT/GAMING & LODGING (1.7%)
      10,000  Circus Circus Enterprises,
                Inc.*...........................  $       410,000
     100,000  MGM Grand, Inc....................        3,987,500
     114,500  Showboat, Inc.....................        3,449,313
                                                  ---------------
                                                        7,846,813
                                                  ---------------
              FINANCIAL - MISCELLANEOUS (1.3%)
      18,800  Associates First Capital Corp.....          707,350
      20,000  First USA, Inc....................        1,100,000
      47,800  Green Tree Financial Corp.........        1,493,750
      34,960  Household International, Inc......        2,656,960
                                                  ---------------
                                                        5,958,060
                                                  ---------------
              HEALTH MAINTENANCE ORGANIZATIONS (0.6%)
     132,500  Health Management Associates, Inc.
                (Class A)*......................        2,683,125
                                                  ---------------
              HEALTHCARE PRODUCTS & SERVICES (4.0%)
      58,000  HBO & Co..........................        3,915,000
      20,000  Healthsouth Corp.*................          720,000
     113,000  PhyCor, Inc.*.....................        4,265,750
      30,000  Physician Sales & Service,
                Inc.*...........................          727,500
      54,300  Renal Treatment Centers, Inc.*....        1,561,125
      32,000  RoTech Medical Corp.*.............          616,000
      67,000  Shared Medical Systems Corp.......        4,304,750
      12,700  Sunrise Assisted Living, Inc.*....          304,800
      21,900  Total Renal Care Holdings,
                Inc.*...........................          925,275
      24,800  Vivra, Inc.*......................          815,300
                                                  ---------------
                                                       18,155,500
                                                  ---------------
              HOTELS/MOTELS (2.4%)
      56,100  HFS, Inc.*........................        3,927,000
      34,000  Hilton Hotels Corp................        3,825,000
      50,000  ITT Corp.*........................        3,312,500
                                                  ---------------
                                                       11,064,500
                                                  ---------------
              HOUSEHOLD PRODUCTS (0.7%)
      40,000  Colgate-Palmolive Co..............        3,390,000
                                                  ---------------
              HOUSING RELATED (0.5%)
      80,000  Bed Bath & Beyond, Inc.*..........        2,110,000
       4,600  Oakwood Homes Corp................           94,875
                                                  ---------------
                                                        2,204,875
                                                  ---------------
              INSURANCE (2.3%)
      71,000  Allstate Corp. (Note 3)...........        3,239,375
      35,000  American International
                Group, Inc......................        3,451,875
      61,000  Conseco Inc.......................        2,440,000
      26,000  SunAmerica, Inc...................        1,469,000
                                                  ---------------
                                                       10,600,250
                                                  ---------------
              INTERNET (0.5%)
      29,500  Security Dynamics Technologies,
                Inc.*...........................        2,419,000
                                                  ---------------
              MACHINERY - DIVERSIFIED (1.1%)
     120,500  Thermo Electron Corp..............        5,015,813
                                                  ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--EQUITY
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
   SHARES                                              VALUE
------------                                      ---------------
              MEDIA GROUP (2.4%)
      52,900  Clear Channel Communications,
                Inc.*...........................  $     4,357,638
      61,500  Emmis Broadcasting Corp. (Class
                A)*.............................        3,044,250
      30,000  Evergreen Media Corp.
                (Class A)*......................        1,267,500
      71,000  Infinity Broadcasting Corp.*......        2,130,000
       3,000  Lin Television Corp.*.............          106,500
                                                  ---------------
                                                       10,905,888
                                                  ---------------

              MEDICAL PRODUCTS & SUPPLIES (1.4%)
      20,400  Becton, Dickinson & Co............        1,637,100
      50,000  IDEXX Laboratories, Inc.*.........        1,950,000
      40,000  Omnicare, Inc.....................        1,060,000
      42,000  Target Therapeutics, Inc.*........        1,711,500
                                                  ---------------
                                                        6,358,600
                                                  ---------------

              MEDICAL SUPPLIES (0.1%)
       6,800  Arterial Vascular Engineering,
                Inc.............................          243,100
       4,200  Heartport, Inc.*..................          126,000
                                                  ---------------
                                                          369,100
                                                  ---------------

              OFFICE EQUIPMENT & SUPPLIES (0.2%)
      26,000  Corporate Express, Inc.*..........        1,040,000
                                                  ---------------

              OIL DRILLING & SERVICES (0.7%)
      40,000  Schlumberger, Ltd.................        3,370,000
                                                  ---------------

              PHARMACEUTICALS (2.2%)
     120,000  Johnson & Johnson.................        5,940,000
      60,000  Pfizer, Inc.......................        4,282,500
                                                  ---------------
                                                       10,222,500
                                                  ---------------

              RESTAURANTS (0.6%)
      30,000  Cracker Barrel Old Country Store,
                Inc.............................          720,000
      45,300  Landry's Seafood Restaurants,
                Inc.*...........................        1,087,200
      26,000  Starbucks Corp.*..................          731,250
                                                  ---------------
                                                        2,538,450
                                                  ---------------
              RETAIL (3.5%)
      37,300  Dayton-Hudson Corp................        3,846,563
     115,000  Federated Department Stores,
                Inc.*...........................        3,924,375
      19,000  Just For Feet, Inc.*..............        1,007,000
      70,000  Sears, Roebuck & Co...............        3,403,750
      50,000  Tiffany & Co......................        3,650,000
                                                  ---------------
                                                       15,831,688
                                                  ---------------

              RETAIL - FOOD CHAINS (0.9%)
     100,000  American Stores Co................        4,125,000
                                                  ---------------
 NUMBER OF
   SHARES                                              VALUE
------------                                      ---------------
              RETAIL - SPECIALTY (1.4%)
      40,000  Home Depot, Inc...................  $     2,160,000
      18,500  Pacific Sunwear of California,
                Inc.*...........................          434,750
      94,600  Price/Costco, Inc.*...............        2,022,075
      50,000  Safeway, Inc......................        1,650,000
       6,000  Urban Outfitters, Inc.*...........          148,500
                                                  ---------------
                                                        6,415,325
                                                  ---------------
              RETAIL - SPECIALTY APPAREL (0.8%)
     120,000  Gap, Inc..........................        3,855,000
                                                  ---------------
              SHOES (0.8%)
      35,000  Nike, Inc. (Class B)..............        3,596,250
                                                  ---------------
              TELECOMMUNICATION EQUIPMENT (0.7%)
      38,000  U.S. Robotics Corp................        3,239,500
                                                  ---------------
              TELECOMMUNICATIONS (6.0%)
      90,000  Ascend Communications, Inc.*......        5,051,250
      70,000  Cascade Communications
                Corp.*..........................        4,760,000
      97,000  MFS Communications Company,
                Inc.*...........................        3,637,500
      47,000  Newbridge Networks Corp.*
                (Canada)........................        3,078,500
       1,000  Premiere Technologies, Inc.*......           30,750
      44,000  Shiva Corp.*......................        3,509,000
      52,000  Stratacom, Inc.*..................        2,925,000
      83,000  WorldCom, Inc.*...................        4,585,750
                                                  ---------------
                                                       27,577,750
                                                  ---------------
              TOBACCO (0.7%)
      30,000  Philip Morris Companies, Inc......        3,120,000
                                                  ---------------
              TRANSPORTATION (2.5%)
      45,000  AMR Corp.*........................        4,095,000
      40,000  Delta Air Lines, Inc..............        3,320,000
      72,000  UAL Corp.*........................        3,870,000
                                                  ---------------
                                                       11,285,000
                                                  ---------------
              TOTAL COMMON STOCKS (IDENTIFIED
                COST $384,744,417)..............      421,007,413
                                                  ---------------
 PRINCIPAL
 AMOUNT (IN
 THOUSANDS)
------------
              U.S. GOVERNMENT OBLIGATION (2.2%)
     $11,200  U.S. Treasury Bond
                6.00% due 02/15/26
                (Identified Cost $9,735,250)....        9,934,750
                                                  ---------------

              SHORT-TERM INVESTMENTS (7.2%)
              U.S. GOVERNMENT AGENCIES (A) (5.5%)
       6,000  Federal Farm Credit Bank 5.31% -
                5.45% due 07/01/96 - 07/08/96...       15,090,604
      10,000  Federal Home Loan Mortgage Corp.
                5.26% due 07/03/96..............        9,997,078
                                                  ---------------
              TOTAL U.S. GOVERNMENT AGENCIES
                (AMORTIZED COST $25,087,682)....       25,087,682
                                                  ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--EQUITY
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN
 THOUSANDS)                                            VALUE
------------                                      ---------------
              REPURCHASE AGREEMENT (1.7%)
$      7,681  The Bank of New York 5.125% due
                07/01/96 (dated 06/28/96;
                proceeds $7,684,042;
                collateralized by $6,733,862
                U.S. Treasury Note 7.125% due
                09/30/99 valued at $6,997,836
                and $832,161 U.S. Treasury Note
                5.625% due 10/31/97 valued at
                $836,542) (Identified Cost
                $7,680,762).....................  $     7,680,762
                                                  ---------------
              TOTAL SHORT-TERM INVESTMENTS
                (IDENTIFIED COST $32,768,444)...       32,768,444
                                                  ---------------

TOTAL INVESTMENTS (IDENTIFIED
  COST $427,248,111) (B).........      101.4%    463,710,607

LIABILITIES IN EXCESS OF OTHER
  ASSETS.........................       (1.4)     (6,335,883)
                                   ----------  -------------

NET ASSETS.......................      100.0%  $ 457,374,724
                                   ----------  -------------
                                   ----------  -------------

------------------
ADR  AMERICAN DEPOSITORY RECEIPT.
 *   NON-INCOME PRODUCING SECURITY.
(A) SECURITIES WERE PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $44,202,556 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $7,740,060, RESULTING IN NET UNREALIZED APPRECIATION OF $36,462,496.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES--STRATEGIST
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                VALUE
-----------                                        ---------------
             COMMON STOCKS (67.3%)
             AEROSPACE (1.1%)
    50,000   Boeing Co...........................  $     4,356,250
                                                   ---------------
             AEROSPACE & DEFENSE (2.2%)
    80,000   Honeywell, Inc......................        4,360,000
    24,000   Rockwell International Corp.........        1,374,000
   120,000   Watkins-Johnson Co..................        3,285,000
                                                   ---------------
                                                         9,019,000
                                                   ---------------
             ALUMINUM (0.7%)
    52,000   Aluminum Co. of America.............        2,983,500
                                                   ---------------
             AUTOMOTIVE (2.2%)
   135,000   Ford Motor Co.......................        4,370,625
    87,000   General Motors Corp.................        4,556,625
                                                   ---------------
                                                         8,927,250
                                                   ---------------
             BANKS - MONEY CENTER (1.3%)
    30,000   Citicorp............................        2,478,750
    30,000   Morgan (J.P.) & Co., Inc............        2,538,750
                                                   ---------------
                                                         5,017,500
                                                   ---------------
             BANKS - REGIONAL (0.7%)
    11,000   Wells Fargo & Co....................        2,627,625
                                                   ---------------
             BEVERAGES - SOFT DRINKS (1.2%)
   140,000   PepsiCo Inc.........................        4,952,500
                                                   ---------------
             BROKERAGE (1.3%)
    40,000   Merrill Lynch & Co., Inc............        2,605,000
    50,000   Morgan Stanley Group, Inc...........        2,456,250
                                                   ---------------
                                                         5,061,250
                                                   ---------------
             BUSINESS SYSTEMS (0.8%)
    62,000   Electronic Data Systems Corp........        3,332,500
                                                   ---------------
             CHEMICALS (0.9%)
   108,000   Monsanto Co.........................        3,510,000
                                                   ---------------
             CHEMICALS - SPECIALTY (0.7%)
    90,000   Georgia Gulf Corp...................        2,632,500
                                                   ---------------
             COMMUNICATIONS - EQUIPMENT & SOFTWARE (1.7%)
    87,000   Bay Networks, Inc.*.................        2,240,250
    80,000   Cisco Systems, Inc.*................        4,530,000
                                                   ---------------
                                                         6,770,250
                                                   ---------------
             COMPUTER EQUIPMENT (1.6%)
   140,000   Komag Inc.*.........................        3,657,500
    61,000   Seagate Technology, Inc.*...........        2,745,000
                                                   ---------------
                                                         6,402,500
                                                   ---------------
             COMPUTER SOFTWARE (2.1%)
    34,000   Microsoft Corp.*....................        4,080,000
   111,000   Oracle Corp.*.......................        4,370,625
                                                   ---------------
                                                         8,450,625
                                                   ---------------
             COMPUTERS (1.1%)
   130,000   Gateway 2000, Inc.*.................        4,403,750
                                                   ---------------
             COMPUTERS - SYSTEMS (1.8%)
    38,000   Hewlett-Packard Co..................        3,785,750
    33,200   International Business Machines
               Corp..............................        3,286,800
                                                   ---------------
                                                         7,072,550
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
-----------                                        ---------------
             DRUGS (2.5%)
    88,000   American Home Products Corp.........  $     5,291,000
    70,000   Lilly (Eli) & Co....................        4,550,000
                                                   ---------------
                                                         9,841,000
                                                   ---------------
             ELECTRIC - MAJOR (1.2%)
    55,000   General Electric Co.................        4,757,500
                                                   ---------------
             ELECTRICAL EQUIPMENT (1.1%)
    50,000   Emerson Electric Co.................        4,518,750
                                                   ---------------
             ENTERTAINMENT (1.2%)
   170,000   Carnival Corp. (Class A)............        4,908,750
                                                   ---------------
             ENTERTAINMENT/GAMING & LODGING (1.4%)
   140,000   Circus Circus Enterprises, Inc.*....        5,740,000
                                                   ---------------
             FINANCIAL - MISCELLANEOUS (0.8%)
    90,000   Federal National Mortgage Assoc.....        3,015,000
                                                   ---------------
             HEALTHCARE - MISCELLANEOUS (3.1%)
   190,000   Humana, Inc.*.......................        3,396,250
    50,000   PacifiCare Health Systems
               (Class B)*........................        3,387,500
   100,000   U.S. Healthcare, Inc................        5,487,500
                                                   ---------------
                                                        12,271,250
                                                   ---------------
             HOSPITAL MANAGEMENT (1.1%)
    86,000   Columbia/HCA Healthcare Corp........        4,590,250
                                                   ---------------
             HOUSEHOLD PRODUCTS (2.4%)
    60,000   Colgate-Palmolive Co................        5,085,000
    50,000   Procter & Gamble Co.................        4,531,250
                                                   ---------------
                                                         9,616,250
                                                   ---------------
             INDUSTRIALS (1.1%)
    75,000   AlliedSignal, Inc...................        4,284,375
                                                   ---------------
             NATURAL GAS (0.8%)
    68,000   Williams Companies, Inc.............        3,366,000
                                                   ---------------
             OFFICE EQUIPMENT & SUPPLIES (1.0%)
    90,000   Alco Standard Corp..................        4,072,500
                                                   ---------------
             OIL - DOMESTIC (0.9%)
    29,000   Atlantic Richfield Co...............        3,436,500
                                                   ---------------
             OIL DRILLING & SERVICES (0.9%)
    40,400   Schlumberger, Ltd...................        3,403,700
                                                   ---------------
             OIL INTEGRATED - INTERNATIONAL (3.5%)
    65,000   Chevron Corp........................        3,835,000
    40,000   Exxon Corp..........................        3,475,000
    29,000   Mobil Corp..........................        3,251,625
    40,000   Texaco, Inc.........................        3,355,000
                                                   ---------------
                                                        13,916,625
                                                   ---------------
             PHARMACEUTICALS (2.5%)
   100,000   Johnson & Johnson...................        4,950,000
    70,000   Pfizer, Inc.........................        4,996,250
                                                   ---------------
                                                         9,946,250
                                                   ---------------
             RAILROADS (1.1%)
    65,000   Conrail, Inc........................        4,314,375
                                                   ---------------
             RETAIL (1.5%)
    56,000   Dayton-Hudson Corp..................        5,775,000
                                                   ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--STRATEGIST
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                VALUE
-----------                                        ---------------
             RETAIL - SPECIALTY (3.0%)
    95,000   Home Depot, Inc.....................  $     5,130,000
   155,000   Payless ShoeSource, Inc.*...........        4,921,250
    81,700   Price/Costco, Inc.*.................        1,746,338
                                                   ---------------
                                                        11,797,588
                                                   ---------------
             RETAIL - SPECIALTY APPAREL (1.3%)
   166,000   Gap, Inc............................        5,332,750
                                                   ---------------
             SAVINGS & LOAN ASSOCIATIONS (1.9%)
   150,000   California Federal Bank*............        2,737,500
    50,000   Golden West Financial Corp..........        2,800,000
   100,000   Roosevelt Financial Group, Inc......        1,925,000
                                                   ---------------
                                                         7,462,500
                                                   ---------------
             SHOES (1.5%)
    57,000   Nike, Inc. (Class B)................        5,856,750
                                                   ---------------
             STEEL & IRON (1.4%)
   246,000   Bethlehem Steel Corp.*..............        2,921,250
   133,000   Inland Steel Industries, Inc........        2,610,125
                                                   ---------------
                                                         5,531,375
                                                   ---------------
             TELECOMMUNICATIONS (0.8%)
    73,000   GTE Corp............................        3,266,750
                                                   ---------------
             TOBACCO (1.8%)
   100,000   Dimon, Inc..........................        1,850,000
    50,000   Philip Morris Companies, Inc........        5,200,000
                                                   ---------------
                                                         7,050,000
                                                   ---------------
             UTILITIES - ELECTRIC (5.1%)
   120,000   Baltimore Gas & Electric Co.........        3,405,000
   110,000   CINergy Corp........................        3,520,000
   110,000   Consolidated Edison Company of New
               York, Inc.........................        3,217,500
    95,000   Florida Progress Corp...............        3,301,250
   100,000   General Public Utilities Corp.......        3,525,000
   120,000   Kansas City Power & Light Co........        3,300,000
                                                   ---------------
                                                        20,268,750
                                                   ---------------
             UTILITIES - GAS (1.0%)
   130,000   Pacific Enterprises.................        3,851,250
                                                   ---------------
             TOTAL COMMON STOCKS (IDENTIFIED COST
               $240,712,504).....................      267,711,338
                                                   ---------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)
-----------
             CORPORATE BONDS (12.9%)
             BANKS (1.9%)
 $   2,100   Banque Paribas of New York 8.35% due
               06/15/07..........................        2,184,126
     1,000   First National Bank Corp.
               7.32% due 12/01/10................          940,860
     2,160   First Nationwide Bank
               10.00% due 10/01/06...............        2,430,540
     2,000   First USA Bank
               5.85% due 02/22/01................        1,893,540
                                                   ---------------
                                                         7,449,066
                                                   ---------------
             BROADCAST MEDIA (0.6%)
     2,000   Time Warner, Inc.
               9.625% due 05/01/02...............        2,200,140
                                                   ---------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                              VALUE
-----------                                        ---------------
             BROKERAGE (0.5%)
 $   2,000   Lehman Brothers Holdings Inc. 8.05%
               due 01/15/19......................  $     2,086,100
                                                   ---------------
             CABLE TELEVISION EQUIPMENT (0.5%)
     2,000   Continental Cablevision, Inc. 8.875%
               due 09/15/05......................        2,147,160
                                                   ---------------
             FINANCE (0.6%)
     2,000   Terra Nova Holdings 10.75% due
               07/01/05 (United Kingdom).........        2,246,840
                                                   ---------------
             FINANCIAL (2.4%)
     1,000   Arkwright CSN Trust - 144A** 9.625%
               due 08/15/26......................        1,028,750
     2,000   Commercial Credit Co.
               10.00% due 05/15/09...............        2,408,120
     1,200   General Motors Acceptance Corp.
               5.70% due 12/22/97................        1,190,088
     2,000   RHG Finance Corp.
               8.875% due 10/01/05...............        2,070,380
     3,000   Sun Canada Financial Co. - 144A**
               6.625% due 12/15/07...............        2,808,750
                                                   ---------------
                                                         9,506,088
                                                   ---------------
             FINANCIAL SERVICES (1.1%)
     2,000   Conseco, Inc.
               10.50% due 12/15/04...............        2,287,060
     2,000   Lumbermens Mutual Casualty - 144A**
               9.15% due 07/01/26................        2,072,500
                                                   ---------------
                                                         4,359,560
                                                   ---------------
             FOREIGN GOVERNMENT AGENCY (1.0%)
     2,000   Finland (Republic of)
               5.875% due 02/27/06...............        1,830,000
     2,000   Quebec Province 8.625% due 12/01/26
               (Canada)..........................        2,162,960
                                                   ---------------
                                                         3,992,960
                                                   ---------------
             HOSPITAL MANAGEMENT (0.5%)
     2,000   Columbia/HCA Healthcare Corp. 7.50%
               due 11/15/95......................        1,900,000
                                                   ---------------
             INDUSTRIALS (2.8%)
     2,000   Harcourt General, Inc.
               8.875% due 06/01/22...............        2,177,740
     2,000   News America Holdings, Inc. 7.90%
               due 12/01/95......................        1,802,500
     2,000   Pennzoil Co.
               10.125% due 11/15/09..............        2,359,580
     1,950   Philips Electronics NV 7.20% due
               06/01/26 (Netherlands)............        1,933,737
     2,000   Reliance Industries PLC
               9.375% due 06/24/26 (India).......        2,045,000
     1,000   Tosco Corp. 7.625% due 05/15/06.....        1,000,320
                                                   ---------------
                                                        11,318,877
                                                   ---------------
             TELECOMMUNICATIONS (0.5%)
     2,000   Tele-Communications, Inc.
               9.80% due 02/01/12................        2,154,800
                                                   ---------------
             UTILITIES - ELECTRIC (0.5%)
     2,000   Niagara Mohawk Power Corp. 9.25% due
               10/01/01..........................        1,974,660
                                                   ---------------
             TOTAL CORPORATE BONDS (IDENTIFIED
               COST $51,560,267).................       51,336,251
                                                   ---------------

DEAN WITTER VARIABLE INVESTMENT SERIES--STRATEGIST
PORTFOLIO OF INVESTMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                              VALUE
-----------                                        ---------------

             U.S. GOVERNMENT OBLIGATIONS (12.7%)
 $   3,000   U.S. Treasury Bond
               7.625% due 02/15/25...............  $     3,232,031
     1,500   U.S. Treasury Bond
               6.875% due 08/15/25...............        1,485,234
     3,000   U.S. Treasury Note
               5.75% due 09/30/97................        2,993,438
     2,000   U.S. Treasury Note
               6.375% due 05/15/99...............        2,004,375
     2,000   U.S. Treasury Note
               6.875% due 08/31/99...............        2,028,438
    12,000   U.S. Treasury Note
               7.75% due 12/31/99................       12,504,375
     7,000   U.S. Treasury Note
               6.875% due 03/31/00...............        7,103,906
    11,000   U.S. Treasury Note
               5.625% due 11/30/00...............       10,652,812
     2,000   U.S. Treasury Note
               6.375% due 08/15/02...............        1,984,063
     6,000   U.S. Treasury Note
               5.75% due 08/15/03................        5,708,437
     1,000   U.S. Treasury Note
               7.25% due 05/15/04................        1,035,625
                                                   ---------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
               (IDENTIFIED COST $52,720,933).....       50,732,734
                                                   ---------------
 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                              VALUE
-----------                                        ---------------

             SHORT-TERM INVESTMENTS (A) (6.4%)
             U.S. GOVERNMENT AGENCIES
 $  12,000   Federal Home Loan Banks
               5.26% due 07/08/96................  $    11,987,727
    13,600   Federal Home Loan Mortgage Corp.
               5.24% - 5.52% due 07/01/96 -
               07/03/96..........................       13,597,671
                                                   ---------------
             TOTAL SHORT-TERM INVESTMENTS
               (AMORTIZED COST $25,585,398)......       25,585,398
                                                   ---------------

TOTAL INVESTMENTS (IDENTIFIED
  COST $370,579,102) (B).........       99.3%    395,365,721

CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES.................        0.7       2,841,940
                                   ----------  -------------

NET ASSETS.......................      100.0%  $ 398,207,661
                                   ----------  -------------
                                   ----------  -------------

------------------
 *   NON-INCOME PRODUCING SECURITY.
**   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
(A) SECURITIES WERE PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IDENTIFIED COST. THE AGGREGATE GROSS UNREALIZED APPRECIATION WAS $33,852,765 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION WAS $9,066,146, RESULTING IN NET UNREALIZED APPRECIATION OF $24,786,619.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER VARIABLE INVESTMENT SERIES
STATEMENTS OF ASSETS AND LIABILITIES JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            QUALITY
                                      MONEY MARKET        INCOME PLUS          HIGH YIELD          UTILITIES
                                      ------------        ------------        ------------        ------------
ASSETS:
Investments in securities, at
  value *.....................        $286,283,720        $459,767,262        $202,415,882        $461,325,238
Cash..........................               6,962             --                   20,783             --
Receivable for:
  Investments sold............             --               35,129,689             --                2,649,580
  Shares of beneficial
    interest sold.............             448,552                 575             317,894              20,582
  Dividends...................             --                  --                  --                1,422,620
  Interest....................             446,928           6,723,835           4,256,990             741,318
  Foreign withholding taxes
    reclaimed.................             --                  --                  --                  --
Prepaid expenses and other
  assets......................               1,625               2,984               2,200               4,310
                                      ------------        ------------        ------------        ------------
        TOTAL ASSETS..........         287,187,787         501,624,345         207,013,749         466,163,648
                                      ------------        ------------        ------------        ------------
LIABILITIES:
Payable for:
  Investments purchased.......             --               31,152,285           5,285,757           1,045,717
  Shares of beneficial
    interest repurchased......             876,381              77,933             581,731             182,072
  Investment management fee...             109,555             190,645              80,273             242,409
Accrued expenses and other
  payables....................              47,453             103,794              50,081              53,401
Commitments (Note 6)..........             --                  --                  --                  --
                                      ------------        ------------        ------------        ------------
        TOTAL LIABILITIES.....           1,033,389          31,524,657           5,997,842           1,523,599
                                      ------------        ------------        ------------        ------------
NET ASSETS:
Paid-in-capital...............         286,154,132         496,698,982         293,619,800         390,108,701
Accumulated undistributed net
  investment income
  (distributions in excess of
  net investment income)......                 266             178,873             128,973              28,186
Accumulated undistributed net
  realized gain (accumulated
  net realized loss)..........             --              (30,707,683)        (76,898,603)            366,212
Net unrealized appreciation
  (depreciation)..............             --                3,929,516         (15,834,263)         74,136,950
                                      ------------        ------------        ------------        ------------
        NET ASSETS............        $286,154,398        $470,099,688        $201,015,907        $464,640,049
                                      ------------        ------------        ------------        ------------
                                      ------------        ------------        ------------        ------------
*IDENTIFIED COST..............        $286,283,720        $455,837,746        $218,250,145        $387,188,288
                                      ------------        ------------        ------------        ------------
                                      ------------        ------------        ------------        ------------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING.................         286,154,132          46,171,051          32,093,616          30,968,699
                                      ------------        ------------        ------------        ------------
                                      ------------        ------------        ------------        ------------
NET ASSET VALUE PER
  SHARE (unlimited authorized
  shares of $.01 par value)...               $1.00              $10.18               $6.26              $15.00
                                      ------------        ------------        ------------        ------------
                                      ------------        ------------        ------------        ------------

------------------
** Includes foreign cash of $1,401,554 and $933,883, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                                GLOBAL
                                        DIVIDEND            CAPITAL            DIVIDEND            EUROPEAN            PACIFIC
                                         GROWTH             GROWTH              GROWTH              GROWTH              GROWTH
                                      ------------        -----------        ------------        ------------        ------------
ASSETS:
Investments in securities, at
  value *.....................        $1,050,173,506      $80,281,631        $271,575,052        $231,709,297        $152,842,428
Cash..........................              18,198            --                1,852,731           4,154,916**         1,711,117**
Receivable for:
  Investments sold............           2,986,475          1,057,899             721,280           1,261,694             929,566
  Shares of beneficial
    interest sold.............           1,064,865             64,632             354,247             195,133             156,167
  Dividends...................           1,712,764             45,185             887,732             311,046             231,378
  Interest....................             880,850            --                   10,547               6,225              33,579
  Foreign withholding taxes
    reclaimed.................             --                 --                  352,290             371,517             --
Prepaid expenses and other
  assets......................               2,229              1,150               1,311               1,698              13,664
                                      ------------        -----------        ------------        ------------        ------------
        TOTAL ASSETS..........        1,056,838,887        81,450,497         275,755,190         238,011,526         155,917,899
                                      ------------        -----------        ------------        ------------        ------------
LIABILITIES:
Payable for:
  Investments purchased.......           6,508,863            535,980           2,942,150           3,580,749           3,182,041
  Shares of beneficial
    interest repurchased......                 484             25,449                 247               9,922             --
  Investment management fee...             477,639             42,638             164,534             188,274             123,524
Accrued expenses and other
  payables....................              67,576             31,406              70,332              43,055              91,411
Commitments (Note 6)..........             --                 --                  --                  --                  --
                                      ------------        -----------        ------------        ------------        ------------
        TOTAL LIABILITIES.....           7,054,562            635,473           3,177,263           3,822,000           3,396,976
                                      ------------        -----------        ------------        ------------        ------------
NET ASSETS:
Paid-in-capital...............         775,069,002         59,924,896         230,684,738         164,152,804         145,167,907
Accumulated undistributed net
  investment income
  (distributions in excess of
  net investment income)......             (17,356)           326,563             (11,773)          1,532,424           2,411,337
Accumulated undistributed net
  realized gain (accumulated
  net realized loss)..........          71,060,428          5,679,284          12,955,669          22,273,171          (3,949,780)
Net unrealized appreciation
  (depreciation)..............         203,672,251         14,884,281          28,949,293          46,231,127           8,891,459
                                      ------------        -----------        ------------        ------------        ------------
        NET ASSETS............        $1,049,784,325      $80,815,024        $272,577,927        $234,189,526        $152,520,923
                                      ------------        -----------        ------------        ------------        ------------
                                      ------------        -----------        ------------        ------------        ------------
*IDENTIFIED COST..............        $846,501,255        $65,397,350        $242,632,323        $185,460,443        $143,948,878
                                      ------------        -----------        ------------        ------------        ------------
                                      ------------        -----------        ------------        ------------        ------------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING.................          61,834,560          4,884,676          21,791,981          11,768,699          14,697,839
                                      ------------        -----------        ------------        ------------        ------------
                                      ------------        -----------        ------------        ------------        ------------
NET ASSET VALUE PER
  SHARE (unlimited authorized
  shares of $.01 par value)...              $16.98             $16.54              $12.51              $19.90              $10.38
                                      ------------        -----------        ------------        ------------        ------------
                                      ------------        -----------        ------------        ------------        ------------


                                  EQUITY           STRATEGIST
                                -----------        -----------
ASSETS:
Investments in securities, at
  value *.....................  $463,710,607       $395,365,721
Cash..........................      --                  13,956
Receivable for:
  Investments sold............   10,681,292            --
  Shares of beneficial
    interest sold.............      615,005          1,011,553
  Dividends...................      189,373            196,630
  Interest....................      255,110          1,839,245
  Foreign withholding taxes
    reclaimed.................      --                 --
Prepaid expenses and other
  assets......................        2,989              3,006
                                -----------        -----------
        TOTAL ASSETS..........  475,454,376        398,430,111
                                -----------        -----------
LIABILITIES:
Payable for:
  Investments purchased.......   17,840,520            --
  Shares of beneficial
    interest repurchased......      --                   1,337
  Investment management fee...      186,360            162,896
Accrued expenses and other
  payables....................       52,772             58,217
Commitments (Note 6)..........      --                 --
                                -----------        -----------
        TOTAL LIABILITIES.....   18,079,652            222,450
                                -----------        -----------
NET ASSETS:
Paid-in-capital...............  335,166,977        368,261,009
Accumulated undistributed net
  investment income
  (distributions in excess of
  net investment income)......          162             45,711
Accumulated undistributed net
  realized gain (accumulated
  net realized loss)..........   85,745,089          5,114,322
Net unrealized appreciation
  (depreciation)..............   36,462,496         24,786,619
                                -----------        -----------
        NET ASSETS............  $457,374,724       $398,207,661
                                -----------        -----------
                                -----------        -----------
*IDENTIFIED COST..............  $427,248,111       $370,579,102
                                -----------        -----------
                                -----------        -----------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING.................   15,597,874         30,719,360
                                -----------        -----------
                                -----------        -----------
NET ASSET VALUE PER
  SHARE (unlimited authorized
  shares of $.01 par value)...       $29.32             $12.96
                                -----------        -----------
                                -----------        -----------

DEAN WITTER VARIABLE INVESTMENT SERIES
STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  QUALITY
                                MONEY MARKET    INCOME PLUS    HIGH YIELD      UTILITIES
                                -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  INCOME
    Interest..................  $   7,330,278  $  17,835,547  $  11,426,035  $   2,182,674
    Dividends.................       --             --             --            7,993,139**
                                -------------  -------------  -------------  -------------
        TOTAL INCOME..........      7,330,278     17,835,547     11,426,035     10,175,813
                                -------------  -------------  -------------  -------------
  EXPENSES
    Investment management
      fee.....................        671,944      1,220,354        437,887      1,525,455
    Transfer agent fees and
      expenses................            750            750            750            750
    Shareholder reports and
      notices.................          5,320         15,010          1,622         11,180
    Professional fees.........         15,062         20,771            237         14,423
    Trustees' fees and
      expenses................            724          2,402            377          1,152
    Custodian fees............         11,446         61,078          9,078         15,281
    Other.....................          9,186         11,807       --                3,927
                                -------------  -------------  -------------  -------------
        TOTAL EXPENSES........        714,432      1,332,172        449,951      1,572,168
                                -------------  -------------  -------------  -------------
            NET INVESTMENT
              INCOME..........      6,615,846     16,503,375     10,976,084      8,603,645
                                -------------  -------------  -------------  -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS):
    Net realized gain (loss)
      on:
      Investments.............       --           (5,856,072)    (2,785,453)      (780,369)
      Foreign exchange
        transactions..........       --             --             --             --
                                -------------  -------------  -------------  -------------
        TOTAL GAIN (LOSS).....       --           (5,856,072)    (2,785,453)      (780,369)
                                -------------  -------------  -------------  -------------
    Net change in unrealized
     appreciation/depreciation
      on:
      Investments (Note 3)....       --          (30,650,839)     2,787,811     10,444,595
      Translation of forward
        foreign currency
        contracts, other
        assets and liabilities
        denominated in foreign
        currencies............       --             --             --             --
                                -------------  -------------  -------------  -------------
        TOTAL APPRECIATION
          (DEPRECIATION)......       --          (30,650,839)     2,787,811     10,444,595
                                -------------  -------------  -------------  -------------
        NET GAIN (LOSS).......       --          (36,506,911)         2,358      9,664,226
                                -------------  -------------  -------------  -------------
            NET INCREASE
              (DECREASE)......  $   6,615,846  $ (20,003,536) $  10,978,442  $  18,267,871
                                -------------  -------------  -------------  -------------
                                -------------  -------------  -------------  -------------

------------------
  *    Net of $1,762 foreign witholding tax.
  **    Net of $80,929, $65,442, $564, $413,121, $424,845,
        $136,931 and $6,022 foreign witholding tax, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                            GLOBAL
                                  DIVIDEND     CAPITAL     DIVIDEND      EUROPEAN        PACIFIC
                                   GROWTH      GROWTH       GROWTH        GROWTH         GROWTH       EQUITY     STRATEGIST
                                ------------  ---------  ------------  -------------  -------------  ---------   ---------
INVESTMENT INCOME:
  INCOME
    Interest..................  $  1,393,760  $  55,595  $    100,770  $     270,111  $     215,832* $ 846,442   $3,875,977
    Dividends.................    13,465,159**   399,917**    3,802,410**     2,563,996**     1,470,699** 1,507,192** 2,955,307
                                ------------  ---------  ------------  -------------  -------------  ---------   ---------
        TOTAL INCOME..........    14,858,919    455,512     3,903,180      2,834,107      1,686,531  2,353,634   6,831,284
                                ------------  ---------  ------------  -------------  -------------  ---------   ---------
  EXPENSES
    Investment management
      fee.....................     2,723,506    239,087       885,363      1,033,606        663,551  1,007,084     977,563
    Transfer agent fees and
      expenses................           750        750           750            750            750        750         750
    Shareholder reports and
      notices.................        15,794        940         3,351          4,098          4,246      9,635       4,096
    Professional fees.........        14,818     12,612        16,212         18,677         20,125     11,782      14,088
    Trustees' fees and
      expenses................         2,398        218           923            587            668      1,358       2,457
    Custodian fees............        26,983      7,273        88,686         29,823        143,006     67,950      27,516
    Other.....................         6,731         49         4,716          3,425          6,305        216       4,026
                                ------------  ---------  ------------  -------------  -------------  ---------   ---------
        TOTAL EXPENSES........     2,790,980    260,929     1,000,001      1,090,966        838,651  1,098,775   1,030,496
                                ------------  ---------  ------------  -------------  -------------  ---------   ---------
            NET INVESTMENT
              INCOME..........    12,067,939    194,583     2,903,179      1,743,141        847,880  1,254,859   5,800,788
                                ------------  ---------  ------------  -------------  -------------  ---------   ---------
NET REALIZED AND UNREALIZED
  GAIN (LOSS):
    Net realized gain (loss)
      on:
      Investments.............    47,469,626  4,979,853     6,942,451     10,255,451        840,690  31,141,960  1,571,948
      Foreign exchange
        transactions..........       --          --           (23,286)       673,828         (7,624)    --          --
                                ------------  ---------  ------------  -------------  -------------  ---------   ---------
        TOTAL GAIN (LOSS).....    47,469,626  4,979,853     6,919,165     10,929,279        833,066  31,141,960  1,571,948
                                ------------  ---------  ------------  -------------  -------------  ---------   ---------
    Net change in unrealized
     appreciation/depreciation
      on:
      Investments (Note 3)....    31,225,445    674,947     8,654,123     13,658,062      5,235,939   (642,072)  14,376,253
      Translation of forward
        foreign currency
        contracts, other
        assets and liabilities
        denominated in foreign
        currencies............       --          --             6,813       (133,592)          (832)    --          --
                                ------------  ---------  ------------  -------------  -------------  ---------   ---------
        TOTAL APPRECIATION
          (DEPRECIATION)......    31,225,445    674,947     8,660,936     13,524,470      5,235,107   (642,072)  14,376,253
                                ------------  ---------  ------------  -------------  -------------  ---------   ---------
        NET GAIN (LOSS).......    78,695,071  5,654,800    15,580,101     24,453,749      6,068,173  30,499,888  15,948,201
                                ------------  ---------  ------------  -------------  -------------  ---------   ---------
            NET INCREASE
              (DECREASE)......  $ 90,763,010  $5,849,383 $ 18,483,280  $  26,196,890  $   6,916,053  $31,754,747 $21,748,989
                                ------------  ---------  ------------  -------------  -------------  ---------   ---------
                                ------------  ---------  ------------  -------------  -------------  ---------   ---------

DEAN WITTER VARIABLE INVESTMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 1996 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 1995

                                       MONEY MARKET              QUALITY INCOME PLUS
                                ---------------------------  ---------------------------
                                    1996           1995          1996           1995
                                -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
    Net investment income.....  $   6,615,846  $ 13,741,500  $  16,503,375  $ 32,845,926
    Net realized gain
      (loss)..................       --             --          (5,856,072)   14,651,610
    Net change in unrealized
   appreciation/depreciation..       --             --         (30,650,839)   53,023,332
                                -------------  ------------  -------------  ------------
        Net increase
          (decrease)..........      6,615,846    13,741,500    (20,003,536)  100,520,868
                                -------------  ------------  -------------  ------------
  Dividends and distributions
    from:
    Net investment income.....     (6,615,602)  (13,741,498)   (16,932,668)  (32,322,904)
    Net realized gain.........       --             --            --             --
    In excess of net
      investment income.......       --             --            --             --
                                -------------  ------------  -------------  ------------
        Total.................     (6,615,602)  (13,741,498)   (16,932,668)  (32,322,904)
                                -------------  ------------  -------------  ------------
  Transactions in shares of
    beneficial interest:
    Net proceeds from sales...    102,208,271    96,881,194     11,226,263    36,146,570
    Reinvestment of dividends
      and distributions.......      6,615,602    13,741,498     16,932,668    32,322,904
    Cost of shares
      repurchased.............    (72,456,305) (129,460,561)   (41,701,594)  (30,993,795)
                                -------------  ------------  -------------  ------------
        Net increase
          (decrease)..........     36,367,568   (18,837,869)   (13,542,663)   37,475,679
                                -------------  ------------  -------------  ------------
        Total increase
          (decrease)..........     36,367,812   (18,837,867)   (50,478,867)  105,673,643
NET ASSETS:
  Beginning of period.........    249,786,586   268,624,453    520,578,555   414,904,912
                                -------------  ------------  -------------  ------------
  END OF PERIOD...............  $ 286,154,398  $249,786,586  $ 470,099,688  $520,578,555
                                -------------  ------------  -------------  ------------
                                -------------  ------------  -------------  ------------
Undistributed Net Investment
  Income
  (Distributions In Excess of
  Net Investment Income)......  $         266  $         22  $     178,873  $    608,166
                                -------------  ------------  -------------  ------------
                                -------------  ------------  -------------  ------------
SHARES ISSUED AND REPURCHASED:
  Sold........................    102,208,271    96,881,194      1,058,957     3,515,633
  Issued in reinvestment of
    dividends and
    distributions.............      6,615,602    13,741,498      1,632,299     3,154,028
  Repurchased.................    (72,456,305) (129,460,561)    (4,032,954)   (3,077,582)
                                -------------  ------------  -------------  ------------
  Net increase (decrease).....     36,367,568   (18,837,869)    (1,341,698)    3,592,079
                                -------------  ------------  -------------  ------------
                                -------------  ------------  -------------  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                        HIGH YIELD                    UTILITIES                DIVIDEND GROWTH
                                ---------------------------  ---------------------------  --------------------------
                                    1996           1995          1996           1995          1996          1995
                                -------------  ------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
    Net investment income.....  $  10,976,084  $ 17,067,326  $   8,603,645  $ 16,939,135  $ 12,067,939  $ 19,552,389
    Net realized gain
      (loss)..................     (2,785,453)   (1,098,358)      (780,369)    3,776,681    47,469,626    25,514,561
    Net change in unrealized
   appreciation/depreciation..      2,787,811     2,521,011     10,444,595    86,839,183    31,225,445   170,908,947
                                -------------  ------------  -------------  ------------  ------------  ------------
        Net increase
          (decrease)..........     10,978,442    18,489,979     18,267,871   107,554,999    90,763,010   215,975,897
                                -------------  ------------  -------------  ------------  ------------  ------------
  Dividends and distributions
    from:
    Net investment income.....    (11,341,501)  (16,648,733)    (8,580,880)  (18,544,715)  (12,102,509)  (20,821,765)
    Net realized gain.........       --             --            --             --            --        (12,652,636)
    In excess of net
      investment income.......       --             --            --             --            --            --
                                -------------  ------------  -------------  ------------  ------------  ------------
        Total.................    (11,341,501)  (16,648,733)    (8,580,880)  (18,544,715)  (12,102,509)  (33,474,401)
                                -------------  ------------  -------------  ------------  ------------  ------------
  Transactions in shares of
    beneficial interest:
    Net proceeds from sales...     46,036,537    36,566,043      8,023,394    25,533,783   104,184,809   101,006,743
    Reinvestment of dividends
      and distributions.......     11,341,501    16,648,733      8,580,880    18,544,715    12,102,509    33,474,401
    Cost of shares
      repurchased.............    (10,308,657)  (12,680,679)   (40,721,361)  (36,430,389)  (10,580,320)  (24,518,137)
                                -------------  ------------  -------------  ------------  ------------  ------------
        Net increase
          (decrease)..........     47,069,381    40,534,097    (24,117,087)    7,648,109   105,706,998   109,963,007
                                -------------  ------------  -------------  ------------  ------------  ------------
        Total increase
          (decrease)..........     46,706,322    42,375,343    (14,430,096)   96,658,393   184,367,499   292,464,503
NET ASSETS:
  Beginning of period.........    154,309,585   111,934,242    479,070,145   382,411,752   865,416,826   572,952,323
                                -------------  ------------  -------------  ------------  ------------  ------------
  END OF PERIOD...............  $ 201,015,907  $154,309,585  $ 464,640,049  $479,070,145  $1,049,784,325 $865,416,826
                                -------------  ------------  -------------  ------------  ------------  ------------
                                -------------  ------------  -------------  ------------  ------------  ------------
Undistributed Net Investment
  Income
  (Distributions In Excess of
  Net Investment Income)......  $     128,973  $    494,390  $      28,186  $      5,421  $    (17,356) $     17,214
                                -------------  ------------  -------------  ------------  ------------  ------------
                                -------------  ------------  -------------  ------------  ------------  ------------
SHARES ISSUED AND REPURCHASED:
  Sold........................      7,292,628     5,834,627        540,923     1,947,513     6,248,221     7,140,373
  Issued in reinvestment of
    dividends and
    distributions.............      1,806,051     2,658,293        577,515     1,407,989       717,828     2,413,931
  Repurchased.................     (1,636,715)   (2,029,027)    (2,773,498)   (2,821,228)     (636,942)   (1,815,800)
                                -------------  ------------  -------------  ------------  ------------  ------------
  Net increase (decrease).....      7,461,964     6,463,893     (1,655,060)      534,274     6,329,107     7,738,504
                                -------------  ------------  -------------  ------------  ------------  ------------
                                -------------  ------------  -------------  ------------  ------------  ------------

DEAN WITTER VARIABLE INVESTMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 1996 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 1995

                                    CAPITAL GROWTH         GLOBAL DIVIDEND GROWTH
                                ----------------------   ---------------------------
                                   1996        1995          1996           1995
                                -----------  ---------   -------------  ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
    Net investment income.....  $   194,583    3$87,427  $   2,903,179  $  3,729,139
    Net realized gain
      (loss)..................    4,979,853  2,153,798       6,919,165     6,300,237
    Net change in unrealized
  appreciation/depreciation...      674,947  13,237,372      8,660,936    23,341,679
                                -----------  ---------   -------------  ------------
        Net increase
          (decrease)..........    5,849,383  15,778,597     18,483,280    33,371,055
                                -----------  ---------   -------------  ------------
  Dividends and distributions
    from:
    Net investment income.....      --        (310,895)     (2,988,637)   (4,044,117)
    Net realized gain.........      --          --            --            (222,586)
    In excess of net
      investment income.......      --          --            --             --
                                -----------  ---------   -------------  ------------
        Total.................      --        (310,895)     (2,988,637)   (4,266,703)
                                -----------  ---------   -------------  ------------
  Transactions in shares of
    beneficial interest:
    Net proceeds from sales...   12,629,086  14,176,359     50,302,526    41,054,512
    Reinvestment of dividends
      and distributions.......      --         310,895       2,988,637     4,266,703
    Cost of shares
      repurchased.............   (4,658,615) (8,675,047)    (1,946,403)   (7,173,082)
                                -----------  ---------   -------------  ------------
        Net increase
          (decrease)..........    7,970,471  5,812,207      51,344,760    38,148,133
                                -----------  ---------   -------------  ------------
        Total increase
          (decrease)..........   13,819,854  21,279,909     66,839,403    67,252,485
NET ASSETS:
  Beginning of period.........   66,995,170  45,715,261    205,738,524   138,486,039
                                -----------  ---------   -------------  ------------
  END OF PERIOD...............  $80,815,024  66,$995,170 $ 272,577,927  $205,738,524
                                -----------  ---------   -------------  ------------
                                -----------  ---------   -------------  ------------
Undistributed Net Investment
  Income
  (Distributions In Excess of
  Net Investment Income)......  $   326,563    1$31,980  $     (11,773) $     73,685
                                -----------  ---------   -------------  ------------
                                -----------  ---------   -------------  ------------
SHARES ISSUED AND REPURCHASED:
  Sold........................      777,971  1,056,301       4,107,601     3,795,718
  Issued in reinvestment of
    dividends and
    distributions.............      --          24,762         240,807       397,706
  Repurchased.................     (293,891)  (649,418)       (161,021)     (688,539)
                                -----------  ---------   -------------  ------------
  Net increase (decrease).....      484,080    431,645       4,187,387     3,504,885
                                -----------  ---------   -------------  ------------
                                -----------  ---------   -------------  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                      EUROPEAN GROWTH              PACIFIC GROWTH                EQUITY          STRATEGIST
                                ---------------------------  ---------------------------  ---------------------  ----------
                                    1996           1995          1996           1995         1996        1995       1996
                                -------------  ------------  -------------  ------------  ----------   --------  ----------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
    Net investment income.....  $   1,743,141  $  2,114,492  $     847,880  $  1,021,997  $1,254,859   $2,708,609 $5,800,788
    Net realized gain
      (loss)..................     10,929,279    10,996,721        833,066    (2,760,376) 31,141,960   66,181,855  1,571,948
    Net change in unrealized
  appreciation/depreciation...     13,524,470    24,638,745      5,235,107     6,493,134    (642,072)  28,684,738 14,376,253
                                -------------  ------------  -------------  ------------  ----------   --------  ----------
        Net increase
          (decrease)..........     26,196,890    37,749,958      6,916,053     4,754,755  31,754,747   97,575,202 21,748,989
                                -------------  ------------  -------------  ------------  ----------   --------  ----------
  Dividends and distributions
    from:
    Net investment income.....       --          (1,774,678)      --            (719,960) (1,276,440)  (3,058,144) (5,802,390)
    Net realized gain.........       --          (5,391,962)      --             (15,252)     --          --         --
    In excess of net
      investment income.......       --            (210,717)      --             --           --          --         --
                                -------------  ------------  -------------  ------------  ----------   --------  ----------
        Total.................       --          (7,377,357)      --            (735,212) (1,276,440)  (3,058,144) (5,802,390)
                                -------------  ------------  -------------  ------------  ----------   --------  ----------
  Transactions in shares of
    beneficial interest:
    Net proceeds from sales...     26,418,248    18,351,213     52,647,664    33,260,368  74,060,386   60,875,983 12,384,984
    Reinvestment of dividends
      and distributions.......       --           7,377,357       --             735,212   1,276,440   3,058,144  5,802,390
    Cost of shares
      repurchased.............     (6,545,021)  (20,019,201)    (5,373,089)  (15,110,167) (8,219,779)  (23,961,072) (24,505,481)
                                -------------  ------------  -------------  ------------  ----------   --------  ----------
        Net increase
          (decrease)..........     19,873,227     5,709,369     47,274,575    18,885,413  67,117,047   39,973,055 (6,318,107)
                                -------------  ------------  -------------  ------------  ----------   --------  ----------
        Total increase
          (decrease)..........     46,070,117    36,081,970     54,190,628    22,904,956  97,595,354   134,490,113  9,628,492
NET ASSETS:
  Beginning of period.........    188,119,409   152,037,439     98,330,295    75,425,339  359,779,370  225,289,257 388,579,169
                                -------------  ------------  -------------  ------------  ----------   --------  ----------
  END OF PERIOD...............  $ 234,189,526  $188,119,409  $ 152,520,923  $ 98,330,295  $457,374,724 $359,779,370 $398,207,661
                                -------------  ------------  -------------  ------------  ----------   --------  ----------
                                -------------  ------------  -------------  ------------  ----------   --------  ----------
Undistributed Net Investment
  Income
  (Distributions In Excess of
  Net Investment Income)......  $   1,532,424  $   (210,717) $   2,411,337  $  1,563,457  $      162   $ 21,743  $   45,711
                                -------------  ------------  -------------  ------------  ----------   --------  ----------
                                -------------  ------------  -------------  ------------  ----------   --------  ----------
SHARES ISSUED AND REPURCHASED:
  Sold........................      1,396,230     1,106,630      5,079,449     3,543,683   2,591,282   2,501,214    959,023
  Issued in reinvestment of
    dividends and
    distributions.............       --             454,397       --              79,076      45,001    136,228     450,297
  Repurchased.................       (358,910)   (1,268,442)      (518,534)   (1,630,781)   (296,907)  (1,080,135) (1,913,294)
                                -------------  ------------  -------------  ------------  ----------   --------  ----------
  Net increase (decrease).....      1,037,320       292,585      4,560,915     1,991,978   2,339,376   1,557,307   (503,974)
                                -------------  ------------  -------------  ------------  ----------   --------  ----------
                                -------------  ------------  -------------  ------------  ----------   --------  ----------


                                  1995
                                --------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
    Net investment income.....  $19,633,402
    Net realized gain
      (loss)..................  4,287,366
    Net change in unrealized
  appreciation/depreciation...  10,997,160
                                --------
        Net increase
          (decrease)..........  34,917,928
                                --------
  Dividends and distributions
    from:
    Net investment income.....  (21,267,198)
    Net realized gain.........  (13,902,986)
    In excess of net
      investment income.......     --
                                --------
        Total.................  (35,170,184)
                                --------
  Transactions in shares of
    beneficial interest:
    Net proceeds from sales...  24,116,300
    Reinvestment of dividends
      and distributions.......  35,170,184
    Cost of shares
      repurchased.............  (63,215,404)
                                --------
        Net increase
          (decrease)..........  (3,928,920)
                                --------
        Total increase
          (decrease)..........  (4,181,176)
NET ASSETS:
  Beginning of period.........  392,760,345
                                --------
  END OF PERIOD...............  $388,579,169
                                --------
                                --------
Undistributed Net Investment
  Income
  (Distributions In Excess of
  Net Investment Income)......  $ 47,313
                                --------
                                --------
SHARES ISSUED AND REPURCHASED:
  Sold........................  1,957,299
  Issued in reinvestment of
    dividends and
    distributions.............  2,891,755
  Repurchased.................  (5,160,690)
                                --------
  Net increase (decrease).....  (311,636)
                                --------
                                --------

Dean Witter Variable Investment Series
Notes to Financial Statements JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND ACCOUNTING POLICIES--Dean Witter Variable Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. All shares of the Fund are owned by (1) Northbrook Life Insurance Company to fund benefits under certain flexible premium variable annuity contracts; (2) Allstate Life Insurance Company of New York to fund benefits under certain flexible premium deferred variable annuity contracts; and (3) Paragon Life Insurance Company to fund benefits under certain flexible premium variable life insurance contracts issued to certain employees of Dean Witter Discover & Co., an affiliate of Dean Witter InterCapital Inc. (the "Investment Manager").

    The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of eleven Portfolios ("Portfolios") and commenced operations as follows:

                                    COMMENCEMENT OF
           PORTFOLIO                  OPERATIONS
-------------------------------  ---------------------
Money Market...................  March 9, 1984
Quality Income Plus............  March 1, 1987
High Yield.....................  March 9, 1984
Utilities......................  March 1, 1990
Dividend Growth................  March 1, 1990
Capital Growth.................  March 1, 1991

                                    COMMENCEMENT OF
           PORTFOLIO                  OPERATIONS
-------------------------------  ---------------------
Global Dividend Growth.........  February 23, 1994
European Growth................  March 1, 1991
Pacific Growth.................  February 23, 1994
Equity.........................  March 9, 1984
Strategist +...................  March 1, 1987

---------
+ Formerly known as Dean Witter Variable Investment Series -- Managed Assets.

    The investment objectives of each Portfolio are as follows:


     PORTFOLIO                         INVESTMENT OBJECTIVE
Money Market          Seeks  high current income, preservation of capital and
                      liquidity  by  investing  in  short-term  money  market
                      instruments.
Quality               Seeks,  as its primary objective,  to earn a high level
Income                of  current  income  and,  as  a  secondary  objective,
Plus                  capital appreciation, but only when consistent with its
                      primary  objective,  by  investing  primarily  in  U.S.
                      Government securities  and  higher-rated  fixed  income
                      securities  and  by  writing  covered  options  on such
                      securities.
High Yield            Seeks, as its primary objective,  to earn a high  level
                      of  current  income  and,  as  a  secondary  objective,
                      capital appreciation, but only when consistent with its
                      primary   objective,   by   investing   primarily    in
                      lower-rated fixed income securities.
Utilities             Seeks to provide current income and long-term growth of
                      income and capital by investing primarily in equity and
                      fixed  income  securities of  companies engaged  in the
                      public utilities industry.
Dividend Growth       Seeks  to   provide  reasonable   current  income   and
                      long-term  growth  of income  and capital  by investing
                      primarily in common stock of companies with a record of
                      paying  dividends  and  the  potential  for  increasing
                      dividends.

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     PORTFOLIO                         INVESTMENT OBJECTIVE
Capital               Seeks  long-term capital growth  by investing primarily
Growth                in common stocks.
Global Dividend       Seeks  to   provide  reasonable   current  income   and
Growth                long-term  growth  of income  and capital  by investing
                      primarily in  common  stocks of  companies,  issued  by
                      issuers  worldwide, with  a record  of paying dividends
                      and the potential for increasing dividends.
European Growth       Seeks to  maximize  the  capital  appreciation  of  its
                      investments by investing primarily in securities issued
                      by issuers located in Europe.
Pacific Growth        Seeks  to  maximize  the  capital  appreciation  of its
                      investments by investing primarily in securities issued
                      by issuers located in Asia, Australia and New Zealand.
Equity                Seeks, as its primary objective, capital growth through
                      investments  in  common  stock  and,  as  a   secondary
                      objective,  income, but  only when  consistent with its
                      primary objective.
Strategist            Seeks a high  total investment return  through a  fully
                      managed  investment policy utilizing equity securities,
                      investment  grade   fixed  income   and  money   market
                      securities,  writing covered options on such securities
                      and the collateralized sale of stock index options.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

    A. VALUATION OF INVESTMENTS--Money Market: Securities are valued at amortized cost which approximates market value. All remaining Portfolios:
    (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees);
    (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked price; (4) when market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (5) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
    determining what it believes is the fair valuation of the securities valued by such pricing service; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

    B. ACCOUNTING FOR INVESTMENTS--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected.
    The Money Market Portfolio amortizes premiums and accretes discounts on securities owned; gains and losses realized upon the sale of securities are based on amortized cost. Discounts for all other Portfolios are accreted over the life of the respective securities.

    C. ACCOUNTING FOR OPTIONS--(1) Written options on debt obligations, equities and foreign currency: When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; and (2) purchased options on debt obligations, equities and foreign currency: When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

    D. FOREIGN CURRENCY TRANSLATION--The books and records of the Portfolios investing in foreign currency denominated transactions are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange  rates prevailing at the  end of the period;  and
    (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

    E. FORWARD FOREIGN CURRENCY CONTRACTS--Some of the Portfolios may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Portfolios record realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

    F. FEDERAL INCOME TAX STATUS--It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

    G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

    H. EXPENSES--Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS--Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to each Portfolios' net assets determined at the close of each business day: Money Market, High Yield and Strategist - 0.50%; Utilities - 0.65% to the portion of daily net assets not exceeding $500 million and 0.55% to the portion of daily net assets exceeding $500 million; Capital Growth - 0.65%; Global Dividend Growth - 0.75%; European Growth and Pacific Growth - 1.0% to the daily net assets. Effective April 21, 1995, Quality Income Plus calculates the management fee at the following rates: 0.50% to the portion of daily net assets not exceeding $500 million and 0.45% to the portion of daily net assets exceeding $500 million. Effective May 1, 1996, Dividend Growth and Equity calculate the management fee at the following rates: Dividend Growth - 0.625% to the portion of daily net assets not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.475% to the portion of daily net assets exceeding $1 billion; and Equity - 0.50% to the portion of daily net assets not exceeding $1 billion and 0.475% to the portion of daily net assets exceeding $1 billion.

    Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

    Under a Sub-Advisory Agreement between Morgan Grenfell Investment Services Limited (the "Sub-Advisor") and the Investment Manager, the Sub-Advisor provides the European Growth and the Pacific Growth Portfolios with investment advice and portfolio management relating to the Portfolios' investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES--Purchases and sales/maturities of portfolio securities, excluding short-term investments (except for the Money Market Portfolio), for the six months ended June 30, 1996 were as follows:

                                                U.S. GOVERNMENT SECURITIES                    OTHER
                                            ----------------------------------  ----------------------------------
                                               PURCHASES      SALES/MATURITIES     PURCHASES      SALES/MATURITIES
                                            ----------------  ----------------  ----------------  ----------------
Money Market..............................  $      7,278,875  $      3,348,283  $    732,853,865  $    700,168,262
Quality Income Plus.......................       332,980,371       331,979,501       178,483,148       197,320,140
High Yield................................         --                --               96,481,569        51,560,641
Utilities.................................         --                --               18,018,182        35,466,950
Dividend Growth...........................         6,904,133         --              240,247,960       140,688,494
Capital Growth............................           276,950         --               27,733,764        25,545,199
Global Dividend Growth....................         --                --               99,657,169        48,419,629
European Growth...........................         --                --               83,186,790        58,252,746
Pacific Growth............................         --                --               71,032,757        25,187,160
Equity....................................         9,735,250        55,062,315       670,085,063       576,649,129
Strategist................................        92,991,473        76,953,330       180,771,304       212,676,114

    Included in the aforementioned purchases and sales of portfolio securities of the Equity Portfolio are purchases and sales of equity securities of The Allstate Corporation, the parent company of Northbrook Life Insurance Company and Allstate Life Insurance Company of New York, affiliates of the Fund, in the amount of $4,893,248 and $3,424,962, respectively, realizing a gain in the amount of $280,910.

    For the six months ended June 30, 1996, the following Portfolios incurred commissions with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the
Portfolio:

                                                                              GLOBAL
                                                      DIVIDEND     CAPITAL   DIVIDEND
                                          UTILITIES    GROWTH      GROWTH     GROWTH      EQUITY     STRATEGIST
                                          ---------  -----------  ---------  ---------  -----------  ---------
 Commissions............................  $  26,750  $   120,491  $  18,800  $  17,565  $   118,765  $  20,890
                                          ---------  -----------  ---------  ---------  -----------  ---------
                                          ---------  -----------  ---------  ---------  -----------  ---------

    For the six months ended June 30, 1996, the Pacific Growth Portfolio incurred brokerage commissions of $13,957 with affiliates of Morgan Grenfell for portfolio transactions executed.

    Included in Global Dividend Growth's payable for investments purchased for unsettled trades with DWR is $351,643 at June 30, 1996.

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

    Included in the receivable for investments sold for unsettled trades with DWR at June 30, 1996 were as follows:

                                                                                           GLOBAL
                                                                  DIVIDEND      CAPITAL   DIVIDEND
                                                                   GROWTH       GROWTH     GROWTH      EQUITY
                                                                -------------  ---------  ---------  -----------
Receivable for investments sold...............................  $   2,450,993  $  70,948  $  64,398  $   675,557
                                                                -------------  ---------  ---------  -----------
                                                                -------------  ---------  ---------  -----------

    Dean Witter Trust Company, an affiliate of the Investment Manager, is the Fund's transfer agent. At June 30, 1996, each of the Portfolios had transfer agent fees and expenses payable of $250.

    The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1996 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities are as follows:

                                                                 QUALITY
                                                       MONEY     INCOME      HIGH                 DIVIDEND      CAPITAL
                                                      MARKET      PLUS       YIELD    UTILITIES    GROWTH       GROWTH
                                                     ---------  ---------  ---------  ---------  -----------  -----------
Aggregate Pension Cost.............................  $      44  $      79  $      30  $      78   $     164    $      12
                                                     ---------  ---------  ---------  ---------  -----------       -----
                                                     ---------  ---------  ---------  ---------  -----------       -----
Accrued Pension Liability..........................  $  11,269  $   8,315  $   3,388  $   4,880   $   7,598    $     321
                                                     ---------  ---------  ---------  ---------  -----------       -----
                                                     ---------  ---------  ---------  ---------  -----------       -----

                                                                 GLOBAL
                                                                DIVIDEND     EUROPEAN      PACIFIC
                                                                 GROWTH       GROWTH       GROWTH      EQUITY    STRATEGIST
                                                               -----------  -----------  -----------  ---------  -----------
Aggregate Pension Cost.......................................   $     567    $      35    $     304   $      70   $      65
                                                                    -----        -----        -----   ---------  -----------
                                                                    -----        -----        -----   ---------  -----------
Accrued Pension Liability....................................   $     481    $     743    $     867   $   6,279   $   9,681
                                                                    -----        -----        -----   ---------  -----------
                                                                    -----        -----        -----   ---------  -----------

4. FEDERAL INCOME TAX STATUS--At December 31, 1995, the following Portfolios had an approximate net capital loss carryover which may be used to offset future capital gains to the extent provided by regulations:

                                                                     (AMOUNTS IN THOUSANDS)
AVAILABLE THROUGH               -------------------------------------------------------------------------------------------------
 DECEMBER 31,                     1996       1997       1998       1999       2000       2001       2002       2003       TOTAL
------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Quality Income Plus...........     --         --         --         --         --         --      $  22,894     --      $  22,894
High Yield....................  $   7,297  $  10,694  $  34,291  $   7,336  $   3,057  $   4,736      3,256  $   3,311     73,978
Pacific Growth................     --         --         --         --         --         --         --          1,398      1,398

    During the year ended December 31, 1995, the following Portfolios utilized approximate net capital loss carryovers:

  QUALITY INCOME
       PLUS           UTILITIES    CAPITAL GROWTH     EQUITY
------------------  -------------  --------------  -------------
  $    9,908,000    $   2,371,000   $  1,105,000   $   6,496,000
------------------  -------------  --------------  -------------
------------------  -------------  --------------  -------------

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

    Net capital and net currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolios' next taxable year. The following Portfolios incurred and will elect to defer post-October losses during fiscal 1995:

GLOBAL DIVIDEND GROWTH  EUROPEAN GROWTH   PACIFIC GROWTH
----------------------  ----------------  --------------
      $    5,000          $    633,000     $  2,310,000
         -------        ----------------  --------------
         -------        ----------------  --------------

    At   December   31,   1995,   the   primary   reason(s)   for    significant
temporary/permanent book/tax differences were as follows:

                                                                   TEMPORARY DIFFERENCES      PERMANENT DIFFERENCES
                                                               -----------------------------  ---------------------
                                                               POST-OCTOBER  LOSS DEFERRALS     FOREIGN CURRENCY
                                                                  LOSSES     FROM WASH SALES      GAINS/LOSSES
                                                               ------------  ---------------  ---------------------
Quality Income Plus..........................................                       -
High Yield...................................................                       -
Utilities....................................................                       -
Dividend Growth..............................................                       -
Capital Growth...............................................                       -
Global Dividend Growth.......................................       -               -                   -
European Growth..............................................       -               -                   -
Pacific Growth...............................................       -               -                   -
Equity.......................................................                       -

    Additionally,  Global Dividend  Growth, European  Growth and  Pacific Growth
Portfolios  had   temporary  differences   attributable  to   income  from   the
mark-to-market of passive foreign investment companies.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS--The Global Dividend Growth, European Growth and Pacific Growth Portfolios may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Such Portfolios may also purchase put options on foreign currencies in which the Portfolios' securities are denominated to protect against a decline in value of such securities due to currency devaluations.

    At June 30, 1996, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and to manage foreign currency exposure.

    Forward contracts and over-the-counter purchased put options on foreign currencies involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts and over-the-counter purchased put options on foreign currencies from the potential inability of the counterparties to meet the terms of their contracts.

    At June 30, 1996, the European Growth and Pacific Growth Portfolios' cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

DEAN WITTER VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS JUNE 30, 1996 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

6. COMMITMENTS--As of June 30, 1996, the Pacific Growth Portfolio had an outstanding commitment of $70,000 resulting from the purchase of partially paid units of Peregrine Indonesia. The balance is payable on January 1, 1997.

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED RATIOS AND PER SHARE DATA FOR A COMMON SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                          NET ASSET
                            VALUE        NET        NET REALIZED    TOTAL FROM
                          BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO   DISTRIBUTIONS TO
   YEAR ENDED DEC. 31     OF PERIOD     INCOME      GAIN (LOSS)     OPERATIONS   SHAREHOLDERS     SHAREHOLDERS
       ----------         ---------   ----------   --------------   ----------   ------------   ----------------
MONEY MARKET
1991                       $ 1.00       $0.056         $--           $  0.056      $(0.056)         $--
1992                         1.00        0.034         --               0.034       (0.034)         --
1993                         1.00        0.027         --               0.027       (0.027)         --
1994                         1.00        0.037         --               0.037       (0.037)         --
1995                         1.00        0.055         --               0.055       (0.055)         --
1996(a)                      1.00        0.024         --               0.024       (0.024)         --
QUALITY INCOME PLUS
1991                         9.49         0.85           0.85            1.70        (0.85)         --
1992                        10.34         0.77           0.05            0.82        (0.77)         --
1993                        10.39         0.69           0.64            1.33        (0.69)         --
1994                        11.03         0.69          (1.40)          (0.71)       (0.69)           (0.18)
1995                         9.45         0.72           1.50            2.22        (0.71)         --
1996(a)                     10.96         0.35          (0.77)          (0.42)       (0.36)         --
HIGH YIELD
1991                         4.55         0.70           1.81            2.51        (0.70)           (0.11)*
1992                         6.25         0.96           0.18            1.14        (0.96)         --
1993                         6.43         0.81           0.68            1.49        (0.81)         --
1994                         7.11         0.79          (0.95)          (0.16)       (0.79)         --
1995                         6.16         0.80           0.08            0.88        (0.78)         --
1996(a)                      6.26         0.38           0.02            0.40        (0.40)         --
UTILITIES
1991                        10.02         0.54           1.45            1.99        (0.54)         --
1992                        11.47         0.51           0.88            1.39        (0.52)         --
1993                        12.34         0.49           1.43            1.92        (0.50)           (0.02)
1994                        13.74         0.53          (1.75)          (1.22)       (0.52)           (0.08)
1995                        11.92         0.53           2.81            3.34        (0.58)         --
1996(a)                     14.68         0.27           0.32            0.59        (0.27)         --
DIVIDEND GROWTH
1991                         8.93         0.36           2.08            2.44        (0.37)         --
1992                        11.00         0.37           0.51            0.88        (0.37)         --
1993                        11.51         0.36           1.27            1.63        (0.36)         --
1994                        12.78         0.38          (0.80)          (0.42)       (0.37)         --
1995                        11.99         0.38           3.89            4.27        (0.41)           (0.26)
1996(a)                     15.59         0.20           1.39            1.59        (0.20)         --

------------

 (a)   For the six months ended June 30, 1996 (unaudited).
  + Calculated based on the net asset value as of the last business day of the period.
  *    Distribution from capital.
 (1)   Not annualized.
 (2)   Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                            RATIOS TO
                                                                       AVERAGE NET ASSETS
                                                                      ---------------------
TOTAL DIVIDENDS          NET ASSET       TOTAL        NET ASSETS AT                  NET      PORTFOLIO    AVERAGE
      AND                VALUE END     INVESTMENT     END OF PERIOD                INVESTMENT TURNOVER    COMMISSION
 DISTRIBUTIONS           OF PERIOD      RETURN+          (000'S)       EXPENSES     INCOME      RATE      RATE PAID
----------------        -----------  --------------   --------------  ----------   --------   --------   ------------
     $   (0.056)             $1.00          5.75%         $ 104,277      0.57%      5.62%       N/A         N/A
         (0.034)              1.00          3.43             96,151      0.59       3.38        N/A         N/A
         (0.027)              1.00          2.75            129,925      0.57       2.71        N/A         N/A
         (0.037)              1.00          3.81            268,624      0.55       3.93        N/A         N/A
         (0.055)              1.00          5.66            249,787      0.53       5.52        N/A         N/A
         (0.024)              1.00          2.48(1)         286,154      0.53(2)    4.92(2)     N/A         N/A
         (0.85)              10.34         18.75             81,918      0.60       8.39        105%        N/A
         (0.77)              10.39          8.26            163,368      0.58       7.41        148         N/A
         (0.69)              11.03         12.99            487,647      0.56       6.17        219         N/A
         (0.87)               9.45         (6.63)           414,905      0.54       6.88        254         N/A
         (0.71)              10.96         24.30            520,579      0.54       7.07        162         N/A
         (0.36)              10.18         (3.75)(1)        470,100      0.55(2)    6.75(2)     105(1)      N/A
         (0.81)               6.25         58.14             34,603      1.01      12.29        300         N/A
         (0.96)               6.43         18.35             40,042      0.74      14.05        204         N/A
         (0.81)               7.11         24.08             90,200      0.60      11.80        177         N/A
         (0.79)               6.16         (2.47)           111,934      0.59      11.71        105         N/A
         (0.78)               6.26         14.93            154,310      0.54      12.67         58         N/A
         (0.40)               6.26          6.54(1)         201,016      0.51(2)   12.50(2)      31(1)      N/A
         (0.54)              11.47         20.56             68,449      0.80       5.23         25          --
         (0.52)              12.34         12.64            153,748      0.73       4.63         26          --
         (0.52)              13.74         15.69            490,934      0.71       3.75         11          --
         (0.60)              11.92         (9.02)           382,412      0.68       4.21         15          --
         (0.58)              14.68         28.65            479,070      0.68       4.00         13          --
         (0.27)              15.00          4.07(1)         464,640      0.67(2)    3.67(2)       4(1)   $   0.0539
         (0.37)              11.00         27.76             98,023      0.73       3.61          6          --
         (0.37)              11.51          8.16            192,551      0.69       3.42          4          --
         (0.36)              12.78         14.34            483,145      0.68       3.01          6          --
         (0.37)              11.99         (3.27)           572,952      0.64       3.13         20          --
         (0.67)              15.59         36.38            865,417      0.61       2.75         24          --
         (0.20)              16.98         10.23(1)       1,049,784      0.58(2)    2.50(2)      15(1)       0.0546

DEAN WITTER VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------
SELECTED RATIOS AND PER SHARE DATA FOR A COMMON SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                          NET ASSET
                            VALUE        NET        NET REALIZED    TOTAL FROM
                          BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO   DISTRIBUTIONS TO
   YEAR ENDED DEC. 31     OF PERIOD     INCOME      GAIN (LOSS)     OPERATIONS   SHAREHOLDERS     SHAREHOLDERS
       ----------         ---------   ----------   --------------   ----------   ------------   ----------------
CAPITAL GROWTH
1991(b)                    $10.00       $ 0.15         $ 2.67        $   2.82      $ (0.13)         $--
1992                        12.69         0.07           0.13            0.20        (0.08)           (0.02)
1993                        12.79         0.08          (0.98)          (0.90)       (0.08)         --
1994                        11.81         0.10          (0.26)          (0.16)       (0.10)           (0.03)
1995                        11.52         0.10           3.68            3.78        (0.08)         --
1996(a)                     15.22         0.04           1.28            1.32       --              --
GLOBAL DIVIDEND GROWTH
1994(c)                     10.00         0.23          (0.20)           0.03        (0.21)         --
1995                         9.82         0.24           1.90            2.14        (0.26)           (0.01)
1996(a)                     11.69         0.14           0.82            0.96        (0.14)         --
EUROPEAN GROWTH
1991(b)                     10.00         0.25          (0.13)           0.12        (0.23)         --
1992                         9.89         0.08           0.32            0.40        (0.10)           (0.01)
1993                        10.18         0.12           3.98            4.10        (0.12)           (0.13)
1994                        14.03         0.17           0.96            1.13        (0.16)           (0.44)
1995                        14.56         0.20           3.50            3.70        (0.19)**         (0.54)
1996(a)                     17.53         0.12           2.25            2.37       --              --
PACIFIC GROWTH
1994(c)                     10.00         0.07          (0.74)          (0.67)      --                (0.07)
1995                         9.26         0.12           0.41            0.53        (0.09)         --
1996(a)                      9.70         0.15           0.53            0.68       --              --
EQUITY
1991                        14.10         0.20           8.05            8.25        (0.21)         --
1992                        22.14         0.23          (0.47)          (0.24)       (0.24)           (1.86)
1993                        19.80         0.15           3.63            3.78        (0.15)           (1.28)
1994                        22.15         0.23          (1.31)          (1.08)       (0.22)           (1.60)
1995                        19.25         0.22           7.92            8.14        (0.25)         --
1996(a)                     27.14         0.09           2.18            2.27        (0.09)         --
STRATEGIST
1991                         9.81         0.47           2.24            2.71        (0.50)         --
1992                        12.02         0.44           0.41            0.85        (0.45)           (0.13)
1993                        12.29         0.38           0.86            1.24        (0.38)           (0.47)
1994                        12.68         0.48           0.01            0.49        (0.46)           (0.26)
1995                        12.45         0.62           0.49            1.11        (0.67)           (0.44)
1996(a)                     12.45         0.19           0.51            0.70        (0.19)         --

------------

 (a)   For the six months ended June 30, 1996 (unaudited).
       Commencement of operations:
 (b)   March 1, 1991.
 (c)   February 23, 1994.
  + Calculated based on the net asset value as of the last business day of the period.
 **    Includes distributions in excess of net investment income of $0.02.
 (1)   Not annualized.
 (2)   Annualized.
 (3) If the Investment Manager had not assumed all expenses and waived the management fee for the period March 1, 1991 through December 31, 1991, the ratios of expenses to average net assets would have been 1.60% for Capital Growth and 4.12% for European Growth.
 (4) If the Investment Manager had not assumed all expenses and waived the management fee for the periods February 23, 1994 through May 12, 1994 for Global Dividend Growth and February 23, 1994 through August 2, 1994 for Pacific Growth, the ratios of expenses to average net assets would have been 0.97% for Global Dividend Growth and 1.40% for Pacific Growth.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                          RATIOS TO
                                                                     AVERAGE NET ASSETS
                                                                 ---------------------------
    TOTAL         NET ASSET        TOTAL        NET ASSETS AT                         NET       PORTFOLIO      AVERAGE
DIVIDENDS AND     VALUE END      INVESTMENT     END OF PERIOD                      INVESTMENT   TURNOVER      COMMISSION
DISTRIBUTIONS     OF PERIOD       RETURN+          (000'S)          EXPENSES        INCOME        RATE        RATE PAID
--------------   -----------   --------------   --------------   --------------    ---------    ---------    ------------
     $  (0.13)   $12.69              28.41%(1)      $  18,400         --%(2)(3)     1.82%(2)       32%(1)        --
        (0.10)    12.79               1.64             45,105       0.86            0.62           22            --
        (0.08)    11.81              (6.99)            50,309       0.74            0.78           36            --
        (0.13)    11.52              (1.28)            45,715       0.77            0.90           37            --
        (0.08)    15.22              32.92             66,995       0.74            0.70           34            --
      --          16.54               8.67(1)          80,815       0.71(2)         0.53           36(1)     $   0.0555
        (0.21)     9.82               0.27(1)         138,486       0.87(2)(4)      2.62(2)        20(1)         --
        (0.27)    11.69              22.14            205,739       0.88            2.23           55            --
        (0.14)    12.51               8.25(1)         272,578       0.85(2)         2.46(2)        21(1)         0.0348
        (0.23)     9.89               1.34(1)           3,653      --   (2)(3)      3.18(2)        77(1)         --
        (0.11)    10.18               3.99             10,686       1.73            0.74           97            --
        (0.25)    14.03              40.88             79,052       1.28            0.97           77            --
        (0.60)    14.56               8.36            152,037       1.16            1.51           58            --
        (0.73)    17.53              25.89            188,119       1.17            1.25           69            --
      --          19.90              13.52(1)         234,190       1.05(2)         1.68(2)        29(1)         0.0449
        (0.07)     9.26              (6.73)(1)         75,425       1.00(2)(4)      0.56(2)        22(1)         --
        (0.09)     9.70               5.74             98,330       1.44            1.23           53            --
      --          10.38               7.01(1)         152,521       1.26(2)         1.27(2)        20(1)         0.0118
        (0.21)    22.14              59.05             63,524       0.64            1.09          214            --
        (2.10)    19.80               0.05             77,527       0.62            1.22          286            --
        (1.43)    22.15              19.72            182,828       0.58            0.69          265            --
        (1.82)    19.25              (4.91)           225,289       0.57            1.19          299            --
        (0.25)    27.14              42.53            359,779       0.54            0.97          269            --
        (0.09)    29.32               8.41(1)         457,375       0.54(2)         0.62(2)       160(1)         0.0585
        (0.50)    12.02              28.26             87,779       0.60            4.34           86            --
        (0.58)    12.29               7.24            136,741       0.58            3.74           87            --
        (0.85)    12.68              10.38            287,502       0.57            3.11           57            --
        (0.72)    12.45               3.94            392,760       0.54            3.93          125            --
        (1.11)    12.45               9.48            388,579       0.52            5.03          329            --
        (0.19)    12.96               5.73(1)         398,208       0.53(2)         2.96(2)        74(1)         0.0574

                        DEAN WITTER VARIABLE INVESTMENT SERIES
                              PART C  OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  FINANCIAL STATEMENTS

       (1)   Financial statements and schedules, included
              in Prospectus (Part A):                                 PAGE IN
                                                                     PROSPECTUS
                                                                    -----------
             Financial highlights for the years ended December
              31, 1986, 1987, 1989, 1990, 1991, 1992, 1993, 1994
              and 1995 and (unaudited) for the six months ended
              June 30, 1996 . . . . .  . . . . . . . . . . . . . . .      8


       (2)   Financial statements included in the Statement of
              Additional Information (Part B):                        PAGE IN
                                                                        SAI
                                                                    -----------
              Portfolio of Investments at December 31, 1995. . . . .     53

             Statements of Assets and Liabilities at December
               31, 1995  . . . . . . . . . . . . . . . . . . . . . .     92

              Statements of Operations for the year ended December
               31, 1995  . . . . . . . . . . . . . . . . . . . . . .     94

              Statements of Changes in Net Assets for the years
               ended December 31, 1994 and 1995  . . . . . . . . . .     96

              Notes to Financial Statements  . . . . . . . . . . . .    100

              Financial Highlights for the years ended December
               31, 1986, 1987, 1988, 1989, 1990, 1991, 1992, 1993,
               1994 and 1995 . . . . . . . . . . . . . . . . . . . .    108

              Portfolio of Investments at June 30, 1996
               (unaudited)  . . . . . . .  . . . . . . . . . . . . .    113

              Statements of Assets and Liabilities at June 30,
               1996 (unaudited)  . . . . . . . . . . . . . . . . . .    156

              Statements of Operations for the six months ended
               June 30, 1996 (unaudited) . . . . . . . . . . . . . .    158

              Statements of Changes in Net Assets for the six
               months ended June 30, 1996 (unaudited) and for the
               year ended December 31, 1995  . . . . . . . . . . . .    160

              Notes to Financial Statements (unaudited) . . . . . . .   164

              Financial Highlights for the years ended December
               31, 1991, 1992, 1993, 1994 and 1995 and (unaudited)
               for the six months ended June 30, 1996 . . . . . . . .   172


         (3)  Financial statements included in Part C:

              None

   (b)   EXHIBITS:

          1. -  Instrument Establishing and Designating
                 Additional Series of Shares

          5. -  Instrument adding new Portfolios to Investment
                 Management Agreement with Dean Witter InterCapital
                 Inc.

          9. - Services Agreement between Registrant and Dean Witter InterCapital Inc.

        11. -   Consent of Independent Accountants

        27. -   Financial Data Schedules

         -----------------
         All other exhibits previously filed and incorporated by reference.


Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None


Item 26. NUMBER OF HOLDERS OF SECURITIES.

          (1)                                   (2)
                                      NUMBER OF RECORD HOLDERS
     TITLE OF CLASS                     AT OCTOBER 17, 1996
    ----------------                 --------------------------
Shares of Beneficial Interest                   3


Item 27. INDEMNIFICATION

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

    Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

    The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

    Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    See "The Fund and Its Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding officers of Dean Witter InterCapital Inc. InterCapital is a wholly-owned subsidiary of Dean Witter, Discover & Co. The principal address of the Dean Witter Funds is Two World Trade Center, New York, New York 10048.

    The term "Dean Witter Funds" used below refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
-------------------------------
 (1) InterCapital Income Securities Inc.
 (2) High Income Advantage Trust
 (3) High Income Advantage Trust II
 (4) High Income Advantage Trust III
 (5) Municipal Income Trust
 (6) Municipal Income Trust II
 (7) Municipal Income Trust III
 (8) Dean Witter Government Income Trust
 (9) Municipal Premium Income Trust
(10) Municipal Income Opportunities Trust
(11) Municipal Income Opportunities Trust II
(12) Municipal Income Opportunities Trust III
(13) Prime Income Trust
(14) InterCapital Insured Municipal Bond Trust
(15) InterCapital Quality Municipal Income Trust
(16) InterCapital Quality Municipal Investment Trust
(17) InterCapital Insured Municipal Income Trust
(18) InterCapital California Insured Municipal Income Trust
(19) InterCapital Insured Municipal Trust
(20) InterCapital Quality Municipal Securities
(21) InterCapital New York Quality Municipal Securities
(22) InterCapital California Quality Municipal Securities
(23) InterCapital Insured California Municipal Securities
(24) InterCapital Insured Municipal Securities

OPEN-END INVESTMENT COMPANIES:
------------------------------
 (1) Dean Witter Short-Term Bond Fund
 (2) Dean Witter Tax-Exempt Securities Trust
 (3) Dean Witter Tax-Free Daily Income Trust
 (4) Dean Witter Dividend Growth Securities Inc.
 (5) Dean Witter Convertible Securities Trust
 (6) Dean Witter Liquid Asset Fund Inc.
 (7) Dean Witter Developing Growth Securities Trust
 (8) Dean Witter Retirement Series
 (9) Dean Witter Federal Securities Trust
(10) Dean Witter World Wide Investment Trust
(11) Dean Witter U.S. Government Securities Trust
(12) Dean Witter Select Municipal Reinvestment Fund
(13) Dean Witter High Yield Securities Inc.
(14) Dean Witter Intermediate Income Securities
(15) Dean Witter New York Tax-Free Income Fund
(16) Dean Witter California Tax-Free Income Fund
(17) Dean Witter Health Sciences Trust
(18) Dean Witter California Tax-Free Daily Income Trust
(19) Dean Witter Global Asset Allocation Fund
(20) Dean Witter American Value Fund
(21) Dean Witter Strategist Fund
(22) Dean Witter Utilities Fund
(23) Dean Witter World Wide Income Trust
(24) Dean Witter New York Municipal Money Market Trust
(25) Dean Witter Capital Growth Securities
(26) Dean Witter Precious Metals and Minerals Trust
(27) Dean Witter European Growth Fund Inc.
(28) Dean Witter Global Short-Term Income Fund Inc.
(29) Dean Witter Pacific Growth Fund Inc.
(30) Dean Witter Multi-State Municipal Series Trust
(31) Dean Witter Premier Income Trust
(32) Dean Witter Short-Term U.S. Treasury Trust
(33) Dean Witter Diversified Income Trust
(34) Dean Witter U.S. Government Money Market Trust
(35) Dean Witter Global Dividend Growth Securities
(36) Active Assets California Tax-Free Trust
(37) Dean Witter Natural Resource Development Securities Inc.
(38) Active Assets Government Securities Trust
(39) Active Assets Money Trust
(40) Active Assets Tax-Free Trust
(41) Dean Witter Limited Term Municipal Trust
(42) Dean Witter Variable Investment Series
(43) Dean Witter Value-Added Market Series
(44) Dean Witter Global Utilities Fund
(45) Dean Witter High Income Securities
(46) Dean Witter National Municipal Trust
(47) Dean Witter International SmallCap Fund
(48) Dean Witter Mid-Cap Growth Fund
(49) Dean Witter Select Dimensions Investment Series
(50) Dean Witter Balanced Growth Fund
(51) Dean Witter Balanced Income Fund
(52) Dean Witter Hawaii Municipal Trust
(53) Dean Witter Capital Appreciation Fund

(54) Dean Witter Intermediate Term U.S. Treasury Trust
(55) Dean Witter Information Fund
(56) Dean Witter Japan Fund
(57) Dean Witter Income Builder Fund
(58) Dean Witter Special Value Fund

The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
-----------------------------
 (1) TCW/DW Core Equity Trust
 (2) TCW/DW North American Government Income Trust
 (3) TCW/DW Latin American Growth Fund
 (4) TCW/DW Income and Growth Fund
 (5) TCW/DW Small Cap Growth Fund
 (6) TCW/DW Balanced Fund
 (7) TCW/DW Total Return Trust
 (8) TCW/DW Mid-Cap Equity Trust
 (9) TCW/DW Global Telecom Trust
(10) TCW/DW Strategic Income Trust

CLOSED-END INVESTMENT COMPANIES
-------------------------------
 (1) TCW/DW Term Trust 2000
 (2) TCW/DW Term Trust 2002
 (3) TCW/DW Term Trust 2003
 (4) TCW/DW Emerging Markets Opportunities Trust


NAME AND POSITION           OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.           AND NATURE OF CONNECTION
-----------------           ----------------------------------------------------
Charles A. Fiumefreddo      Executive Vice President and Director of Dean Witter
Chairman, Chief             Reynolds Inc. ("DWR"); Chairman, Chief Executive
Executive Officer and       Officer and Director of Dean Witter Distributors
Director                    Inc. ("Distributors") and Dean Witter Services
                            Company Inc. ("DWSC"); Chairman and Director of Dean
                            Witter Trust Company ("DWTC"); Chairman, Director or
                            Trustee, President and Chief Executive Officer of
                            the Dean Witter Funds and Chairman, Chief Executive
                            Officer and Trustee of the TCW/DW Funds; Formerly
                            Executive Vice President and Director of Dean
                            Witter, Discover & Co. ("DWDC"); Director and/or
                            officer of various DWDC subsidiaries.

Philip J. Purcell           Chairman, Chief Executive Officer and Director of
Director                    of DWDC and DWR; Director of DWSC and Distributors;
                            Director or Trustee of the Dean Witter Funds; Director
                            and/or officer of various DWDC subsidiaries.

Richard M. DeMartini        Executive Vice President of DWDC; President and
Director                    Chief Operating Officer of Dean Witter Capital;
                            Director of DWR, DWSC, Distributors and DWTC;
                            Trustee of the TCW/DW Funds; Member (since January,
                            1993) and Chairman (since January, 1995) of the
                            Board of Directors of NASDAQ.



NAME AND POSITION           OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.           AND NATURE OF CONNECTION
-----------------           ----------------------------------------------------

James F. Higgins            Executive Vice President of DWDC; President and
Director                    Chief Operating Officer of Dean Witter Financial;
                            Director of DWR, DWSC, Distributors and DWTC.

Thomas C. Schneider         Executive Vice President and Chief Financial Officer
Executive Vice              of DWDC, DWR, DWSC and Distributors; Director of
President, Chief            DWR, DWSC and Distributors.
Financial Officer and
Director

Christine A. Edwards        Executive Vice President, Secretary and General
Director                    Counsel of DWDC and DWR; Executive Vice President,
                            Secretary and Chief Legal Officer of Distributors;
                            Director of DWR, DWSC and Distributors.

Robert M. Scanlan           President and Chief Operating Officer of DWSC,
President and Chief         Executive Vice President of Distributors; Executive
Operating Officer           Vice President and Director of DWTC; Vice President
                            of the Dean Witter Funds and the TCW/DW Funds.

Joseph J. McAlinden         Vice President of the Dean Witter Funds and
Executive Vice President    Director of DWTC.
and Chief Investment
Officer

John Van Heuvelen           President, Chief Operating Officer and Director
Executive Vice              of DWTC.
President

Sheldon Curtis              Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,      Secretary and General Counsel of DWSC; Senior Vice
General Counsel and         President, Assistant General Counsel and Assistant
Secretary                   Secretary of Distributors; Senior Vice President
                            and Secretary of DWTC; Vice President, Secretary and
                            General Counsel of the Dean Witter Funds and the
                            TCW/DW Funds.

Peter M. Avelar
Senior Vice President       Vice President of various Dean Witter Funds.

Mark Bavoso
Senior Vice President       Vice President of various Dean Witter Funds.

Richard Felegy
Senior Vice President



NAME AND POSITION           OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.           AND NATURE OF CONNECTION
-----------------           ----------------------------------------------------

Edward Gaylor
Senior Vice President       Vice President of various Dean Witter Funds.

Robert S. Giambrone         Senior Vice President of DWSC, Distributors
Senior Vice President       and DWTC and Director of DWTC, Vice President
                            of the Dean Witter Funds and the TCW/DW Funds.

Rajesh K. Gupta
Senior Vice President       Vice President of various Dean Witter Funds.

Kenton J. Hinchcliffe
Senior Vice President       Vice President of various Dean Witter Funds.

Kevin Hurley
Senior Vice President       Vice President of various Dean Witter Funds.

Jenny B. Jones
Senior Vice President        Vice President of Dean Witter Special Value Fund.

John B. Kemp, III            Director of the Provident Savings Bank, Jersey
Senior Vice President        City, New Jersey.

Anita Kolleeny
Senior Vice President        Vice President of various Dean Witter Funds.

Jonathan R. Page
Senior Vice President        Vice President of various Dean Witter Funds.

Ira N. Ross
Senior Vice President        Vice President of various Dean Witter Funds.

Rochelle G. Siegel
Senior Vice President        Vice President of various Dean Witter Funds.

Paul D. Vance
Senior Vice President        Vice President of various Dean Witter Funds.

Elizabeth A. Vetell
Senior Vice President

James F. Willison
Senior Vice President        Vice President of various Dean Witter Funds.

Ronald J. Worobel
Senior Vice President        Vice President of various Dean Witter Funds.

Thomas F. Caloia             First Vice President and Assistant Treasurer of
First Vice President         DWSC, Assistant Treasurer of Distributors; Treasurer
and Assistant                and Chief Financial Officer of the Dean Witter Funds
Treasurer                    and the TCW/DW Funds.



NAME AND POSITION           OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.           AND NATURE OF CONNECTION
-----------------           ----------------------------------------------------

Marilyn K. Cranney          Assistant Secretary of DWR; First Vice President
First Vice President        and Assistant Secretary of DWSC; Assistant
and Assistant Secretary     Secretary of the Dean Witter Funds and the TCW/DW
                            Funds.

Barry Fink                  First Vice President and Assistant Secretary of First Vice
President                   DWSC; Assistant Secretary of the Dean Witter
and Assistant Secretary     Funds and the TCW/DW Funds.

Michael Interrante          First Vice President and Controller of DWSC;
First Vice President        Assistant Treasurer of Distributors;First Vice
and Controller              President and Treasurer of DWTC.

Robert Zimmerman
First Vice President

Joan Allman
Vice President

Joseph Arcieri
Vice President              Vice President of various Dean Witter Funds.

Kirk Balzer
Vice President              Vice President of Dean Witter Mid-Cap Growth Fund

Douglas Brown
Vice President

Philip Casparius
Vice President

Thomas Chronert
Vice President

Rosalie Clough
Vice President

Patricia A. Cuddy
Vice President              Vice President of various Dean Witter Funds.

B. Catherine Connelly
Vice President

Salvatore DeSteno
Vice President              Vice President of DWSC.

Frank J. DeVito
Vice President              Vice President of DWSC.



NAME AND POSITION           OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.           AND NATURE OF CONNECTION
-----------------           ----------------------------------------------------
Dwight Doolan
Vice President

Bruce Dunn
Vice President

Jeffrey D. Geffen
Vice President

Deborah Genovese
Vice President

Peter W. Gurman
Vice President

John Hechtlinger
Vice President

Peter Hermann
Vice President              Vice President of various Dean Witter Funds

Elizabeth Hinchman
Vice President

David Hoffman
Vice President

David Johnson
Vice President

Christopher Jones
Vice President

James Kastberg
Vice President

Stanley Kapica
Vice President

Michael G. Knox
Vice President              Vice President of various Dean Witter Funds

Konrad J. Krill
Vice President              Vice President of various Dean Witter Funds.

Paula LaCosta
Vice President              Vice President of various Dean Witter Funds.



NAME AND POSITION           OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.           AND NATURE OF CONNECTION
-----------------           ----------------------------------------------------
Thomas Lawlor
Vice President

Gerard Lian
Vice President              Vice President of various Dean Witter Funds.

LouAnne D. McInnis          Vice President and Assistant Secretary of DWSC;
Vice President and          Assistant Secretary of the Dean Witter Funds and Assistant
Secretary                   the TCW/DW Funds.

Sharon K. Milligan
Vice President

Julie Morrone
Vice President

David Myers
Vice President

James Nash
Vice President

Richard Norris
Vice President

Anne Pickrell
Vice President              Vice President of Dean Witter Global Short-
                            Term Income Fund Inc.
Hugh Rose
Vice President

Robert Rossetti
Vice President

Ruth Rossi
Vice President              Vice President and Assistant Secretary of DWSC;
and Assistant               Assistant Secretary of the Dean Witter Funds
Secretary                   and the TCW/DW Funds.

Carl F. Sadler
Vice President

Rafael Scolari
Vice President              Vice President of Prime Income Trust

Peter Seeley                Vice President of Dean Witter World
Vice President              Wide Income Trust

Jayne M. Stevlingson
Vice President              Vice President of various Dean Witter Funds.



NAME AND POSITION           OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER            OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.           AND NATURE OF CONNECTION
-----------------           ----------------------------------------------------

Kathleen Stromberg
Vice President              Vice President of various Dean Witter Funds.

Vinh Q. Tran
Vice President              Vice President of various Dean Witter Funds.

Alice Weiss
Vice President              Vice President of various Dean Witter Funds.



Item 29.    PRINCIPAL UNDERWRITERS

     (a) Dean Witter Distributors Inc. ("Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. Distributors is also the principal underwriter of the following investment companies:

 (1)     Dean Witter Liquid Asset Fund Inc.
 (2)     Dean Witter Tax-Free Daily Income Trust
 (3)     Dean Witter California Tax-Free Daily Income Trust
 (4)     Dean Witter Retirement Series
 (5)     Dean Witter Dividend Growth Securities Inc.
 (6)     Dean Witter Global Asset Allocation
 (7)     Dean Witter World Wide Investment Trust
 (8)     Dean Witter Capital Growth Securities
 (9)     Dean Witter Convertible Securities Trust
(10)     Active Assets Tax-Free Trust
(11)     Active Assets Money Trust
(12)     Active Assets California Tax-Free Trust
(13)     Active Assets Government Securities Trust
(14)     Dean Witter Short-Term Bond Fund
(15)     Dean Witter Mid-Cap Growth Fund
(16)     Dean Witter U.S. Government Securities Trust
(17)     Dean Witter High Yield Securities Inc.
(18)     Dean Witter New York Tax-Free Income Fund
(19)     Dean Witter Tax-Exempt Securities Trust
(20)     Dean Witter California Tax-Free Income Fund
(21)     Dean Witter Limited Term Municipal Trust
(22)     Dean Witter Natural Resource Development Securities Inc.
(23)     Dean Witter World Wide Income Trust
(24)     Dean Witter Utilities Fund
(25)     Dean Witter Strategist Fund
(26)     Dean Witter New York Municipal Money Market Trust
(27)     Dean Witter Intermediate Income Securities
(28)     Prime Income Trust
(29)     Dean Witter European Growth Fund Inc.
(30)     Dean Witter Developing Growth Securities Trust
(31)     Dean Witter Precious Metals and Minerals Trust
(32)     Dean Witter Pacific Growth Fund Inc.
(33)     Dean Witter Multi-State Municipal Series Trust
(34)     Dean Witter Federal Securities Trust

(35)     Dean Witter Short-Term U.S. Treasury Trust
(36)     Dean Witter Diversified Income Trust
(37)     Dean Witter Health Sciences Trust
(38)     Dean Witter Global Dividend Growth Securities
(39)     Dean Witter American Value Fund
(40)     Dean Witter U.S. Government Money Market Trust
(41)     Dean Witter Global Short-Term Income Fund Inc.
(42)     Dean Witter Premier Income Trust
(43)     Dean Witter Value-Added Market Series
(44)     Dean Witter Global Utilities Fund
(45)     Dean Witter High Income Securities
(46)     Dean Witter National Municipal Trust
(47)     Dean Witter International SmallCap Fund
(48)     Dean Witter Balanced Growth Fund
(49)     Dean Witter Balanced Income Fund
(50)     Dean Witter Hawaii Municipal Trust
(51)     Dean Witter Variable Investment Series
(52)     Dean Witter Capital Appreciation Fund
(53)     Dean Witter Intermediate Term U.S. Treasury Trust
(54)     Dean Witter Information Fund
(55)     Dean Witter Japan Fund
(56)     Dean Witter Income Builder Fund
(57)     Dean Witter Special Value Fund
 (1)     TCW/DW Core Equity Trust
 (2)     TCW/DW North American Government Income Trust
 (3)     TCW/DW Latin American Growth Fund
 (4)     TCW/DW Income and Growth Fund
 (5)     TCW/DW Small Cap Growth Fund
 (6)     TCW/DW Balanced Fund
 (7)     TCW/DW Total Return Trust
 (8)     TCW/DW Mid-Cap Equity Trust
 (9)     TCW/DW Global Telecom Trust
(10)     TCW/DW Strategic Income Trust

     (b) The following information is given regarding directors and officers of Distributors not listed in Item 28 above. The principal address of Distributors is Two World Trade Center, New York, New York 10048.
      None of the following persons has any position or office with the Registrant.

                                       Positions and
                                        Office with
Name                                    Distributors
----                                   -------------
Fredrick K. Kubler                Senior Vice President, Assistant
                                  Secretary and Chief Compliance
                                  Officer.

Michael T. Gregg                  Vice President and Assistant
                                  Secretary.

Item 30.    LOCATION OF ACCOUNTS AND RECORDS


       All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 31.    MANAGEMENT SERVICES

        Registrant is not a party to any such management-related service contract.

Item 32.    UNDERTAKINGS

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of October, 1996.

                                    DEAN WITTER VARIABLE INVESTMENT SERIES


                                           By     /s/Sheldon Curtis
                                              -----------------------------
                                                     Sheldon Curtis
                                              Vice President and Secretary

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 has been signed below by the following persons in the capacities and on the dates indicated.

    Signatures                    Title                     Date
    ----------                    -----                     ----

(1) Principal Executive Officer    President, Chief
                                   Executive Officer,
                                   Trustee and Chairman
By   /s/Charles A. Fiumefreddo                             10/17/96
   ----------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer    Treasurer and Principal
                                   Accounting Officer

By   /s/Thomas F. Caloia                                   10/17/96
    ----------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By   /s/Sheldon Curtis                                     10/17/96
     ----------------------------
        Sheldon Curtis
        Attorney-in-Fact

    Michael Bozic
    Edwin J. Garn
    John R. Haire
    Manuel H. Johnson
    Michael E. Nugent
    John L. Schroeder

By   /s/David M. Butowsky                                  10/17/96
     -----------------------------
        David M. Butowsky
        Attorney-in-Fact

                                       EXHIBITS

  1.   Instrument Establishing and Designating Additional
       Series of Shares

  5.   Instrument adding new Portfolios to Investment Management
       Agreement with Dean Witter InterCapital Inc.

  9.   Form of Services Agreement between Registrant and
       Dean Witter Services Company Inc.

  11.  Consent of Independent Accountants

  27.  Financial Data Schedules

       ___________________________________
       All other exhibits previously filed and incorporated by reference.